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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution 2055 Portfolio
ING Solution Growth and Income Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 89.8%
		Advertising: 0.1%
11,400		Harte-Hanks, Inc.	$146,604
			146,604
		Aerospace/Defense: 1.6%
5,600	@	AAR Corp.	138,992
3,243	@, L	Aerovironment, Inc.	84,675
20,600		Curtiss-Wright Corp.	716,880
3,000	@	Esterline Technologies Corp.	148,290
7,100		Kaman Corp.	177,571
9,900	@	Moog, Inc.	350,658
6,500		Northrop Grumman Corp.	426,205
3,000		Triumph Group, Inc.	210,270
			2,253,541
		Airlines: 0.2%
1,800	@	Allegiant Travel Co.	104,148
20,200	@	JetBlue Airways Corp.	112,716
7,000		Skywest, Inc.	99,960
			316,824
		Apparel: 0.5%
17,800	@	CROCS, Inc.	156,106
4,700	@	True Religion Apparel, Inc.	142,692
4,100	@	Warnaco Group, Inc.	195,611
2,800	I	Weyco Group, Inc.	65,856
6,500		Wolverine World Wide, Inc.	189,540
			749,805
		Auto Parts & Equipment: 0.5%
8,600	@	ArvinMeritor, Inc.	114,810
6,400	@	ATC Technology Corp.	109,824
5,700		Cooper Tire & Rubber Co.	108,414
8,900	@	Dana Holding Corp.	105,732
1,300	@	Lear Corp.	103,155
12,100		Standard Motor Products, Inc.	120,032
			661,967
		Banks: 7.0%
6,100	I, L	American National Bankshares I	122,915
13,200		Associated Banc-Corp.	182,160
30,900		Boston Private Financial Holdings, Inc.	227,733
4,500	I, L	Cass Information Systems, Inc.	140,175
151,500	@	Citizens Banking Corp.	178,770
3,300		City National Corp.	178,101
20,636		Comerica, Inc.	784,993
11,249		Commerce Bancshares, Inc.	462,784
4,700		Community Bank System, Inc.	107,066
11,600		CVB Financial Corp.	115,188
8,000		East-West Bancorp., Inc.	139,360
500		First Citizens BancShares, Inc.	99,380
13,000	@, I	First Horizon National Corp.	182,650
7,074		First Interstate Bancsystem, Inc.	114,953
10,300		First Midwest Bancorp., Inc.	139,565
10,000		FirstMerit Corp.	215,700
15,600		FNB Corp.	126,516
35,600		Fulton Financial Corp.	362,764
14,800	I, L	Hampton Roads Bankshares, Inc.	23,088
12,900	I	Heritage Financial Corp.	194,661
33,200		Huntington Bancshares, Inc.	178,284
1,900		IBERIABANK Corp.	114,019
13,800		Keycorp	106,950
8,900		Lakeland Financial Corp.	169,545
40,700		Marshall & Ilsley Corp.	327,635
4,900		MB Financial Corp.	110,397
4,200	I, L	National Bankshares, Inc.	114,450
34,105		Northern Trust Corp.	1,884,642
12,900		Old National Bancorp.	154,155
10,400	I	Pacific Continental Corp.	109,200
9,400		State Street Corp.	424,316
800		Sterling Bancorp.	8,040
65,700		Sterling Bancshares, Inc.	366,606
5,400		Trico Bancshares	107,460
4,400		Trustmark Corp.	107,492
5,700	L	United Bankshares, Inc.	149,454
15,800	I, L	Washington Banking Co.	198,922
10,000		Webster Financial Corp.	174,900
29,100		Whitney Holding Corp.	401,289
16,000		Wilmington Trust Corp.	265,120
3,500		Wintrust Financial Corp.	130,235
			9,701,633

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Beverages: 0.3%
13,200		Coca-Cola Enterprises, Inc.	$365,112
5,800	I	Farmer Bros Co.	108,692
			473,804
		Biotechnology: 0.2%
3,100	@	Martek Biosciences Corp.	69,781
9,600	@	Talecris Biotherapeutics Holdings Corp.	191,232
			261,013
		Building Materials: 0.8%
5,500		Apogee Enterprises, Inc.	86,955
10,900		Comfort Systems USA, Inc.	136,141
13,900	@	Louisiana-Pacific Corp.	125,795
27,400	I	LSI Industries, Inc.	186,868
1,800	L	Martin Marietta Materials, Inc.	150,390
8,000		Simpson Manufacturing Co., Inc.	222,080
5,800	L	Texas Industries, Inc.	198,186
			1,106,415
		Chemicals: 1.9%
6,400		Arch Chemicals, Inc.	220,096
3,500		Cytec Industries, Inc.	163,590
12,700		Ferro Corp.	111,633
6,500	@	Georgia Gulf Corp.	120,185
7,300		HB Fuller Co.	169,433
6,200	@, L	Intrepid Potash, Inc.	188,046
8,200	@	Kraton Performance Polymers, Inc.	146,452
10,905		Minerals Technologies, Inc.	565,315
11,500		Olin Corp.	225,630
4,100	@	OM Group, Inc.	138,908
4,300		Schulman A, Inc.	105,221
6,300		Sensient Technologies Corp.	183,078
13,800	@	Solutia, Inc.	222,318
			2,559,905
		Commercial Services: 1.9%
4,300		Aaron Rents, Inc.	143,362
7,100		ABM Industries, Inc.	150,520
6,900		Arbitron, Inc.	183,954
9,200		Automatic Data Processing, Inc.	409,124
9,623		CDI Corp.	141,073
17,500	@, L	Corinthian Colleges, Inc.	307,825
4,400		Heidrick & Struggles International, Inc.	123,332
5,800	@	Korn/Ferry International	102,370
9,500	@	Lincoln Educational Services Corp.	240,350
16,200		Pharmaceutical Product Development, Inc.	384,750
4,700	@	Rent-A-Center, Inc.	111,155
8,400		Total System Services, Inc.	131,544
3,200		Towers Watson & Co.	152,000
			2,581,359
		Computers: 2.0%
3,500	@	CACI International, Inc.	170,975
86,900	@	Cadence Design Systems, Inc.	578,754
13,878		Diebold, Inc.	440,765
10,700		DST Systems, Inc.	443,515
18,000	@	Electronics for Imaging	209,340
2,900	@	Lexmark International, Inc.	104,632
7,600	@	NCR Corp.	104,880
15,700	@	Radiant Systems, Inc.	224,039
6,300	@	SYKES Enterprises, Inc.	143,892
14,000	@	Synopsys, Inc.	313,180
			2,733,972
		Cosmetics/Personal Care: 0.1%
9,700		Inter Parfums, Inc.	143,754
			143,754
		Distribution/Wholesale: 0.7%
3,800	@	Core-Mark Holding Co., Inc.	116,318
17,559		Genuine Parts Co.	741,692
4,200	@	Wesco International, Inc.	145,782
			1,003,792
		Diversified Financial Services: 1.5%
3,800	@	AllianceBernstein Holding LP	116,508
4,866		Ameriprise Financial, Inc.	220,722
10,000		Artio Global Investors, Inc.	247,400
14,900		Calamos Asset Management, Inc.	213,666
93,800	@	E*Trade Financial Corp.	154,770
15,200		Invesco Ltd.	333,032
10,400	@	Investment Technology Group, Inc.	173,576
7,100	@	Knight Capital Group, Inc.	108,275
4,400	@	Piper Jaffray Cos.	177,320
15,500	@, I	Pzena Investment Management, Inc.	118,265
28,500	@	TradeStation Group, Inc.	199,785
			2,063,319

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electric: 5.8%
9,434		American Electric Power Co., Inc.	$322,454
7,500		Avista Corp.	155,325
3,700		Black Hills Corp.	112,295
7,000		Central Vermont Public Service Corp.	141,190
35,151		Great Plains Energy, Inc.	652,754
19,451		Idacorp, Inc.	673,394
7,700		MDU Resources Group, Inc.	166,166
23,496		Northeast Utilities	649,429
5,300		NorthWestern Corp.	142,093
20,800		Pacific Gas & Electric Co.	882,336
23,200	@	Pike Electric Corp.	216,224
55,515		Portland General Electric Co.	1,071,995
4,400		Unitil Corp.	102,300
47,978		Westar Energy, Inc.	1,069,909
22,984		Wisconsin Energy Corp.	1,135,639
22,835		Xcel Energy, Inc.	484,102
			7,977,605
		Electrical Components & Equipment: 2.0%
8,200		Belden CDT, Inc.	225,172
7,100		Emerson Electric Co.	357,414
14,400		Encore Wire Corp.	299,520
4,000	@	General Cable Corp.	108,000
11,300	@	GrafTech International Ltd.	154,471
14,242		Hubbell, Inc.	718,224
682	@	Littelfuse, Inc.	25,923
39,389		Molex, Inc.	821,655
			2,710,379
		Electronics: 1.7%
2,500		Analogic Corp.	106,825
8,900	I	Bel Fuse, Inc.	179,335
9,800	@	Benchmark Electronics, Inc.	203,252
7,100		Brady Corp.	220,952
3,400	@	Coherent, Inc.	108,664
4,200	@	Cymer, Inc.	156,660
16,600	@	Electro Scientific Industries, Inc.	212,646
6,000	@	II-VI, Inc.	203,040
11,100		Methode Electronics, Inc.	109,890
6,100		Park Electrochemical Corp.	175,314
10,000	@	Rogers Corp.	290,100
3,800	@	Thomas & Betts Corp.	149,112
11,100	@	TTM Technologies, Inc.	98,568
6,400	@	Vishay Intertechnology, Inc.	65,472
3,255		Woodward Governor Co.	104,095
			2,383,925
		Engineering & Construction: 1.0%
9,000	@	EMCOR Group, Inc.	221,670
25,400		Granite Construction, Inc.	767,588
5,400		KBR, Inc.	119,664
22,100	@	Mistras Group, Inc.	220,779
			1,329,701
		Entertainment: 1.0%
6,700	@	Bally Technologies, Inc.	271,618
24,117		International Speedway Corp.	621,495
29,588		Speedway Motorsports, Inc.	461,869
			1,354,982
		Environmental Control: 2.3%
24,860	L	IESI-BFC Ltd.	426,349
50,517		Republic Services, Inc.	1,466,003
16,700		US Ecology, Inc.	268,870
28,832		Waste Management, Inc.	992,686
			3,153,908
		Food: 3.6%
2,600	@	American Italian Pasta Co.	101,062
10,100		B&G Foods, Inc.	105,848
23,000		Campbell Soup Co.	813,050
46,678	S	ConAgra Foods, Inc.	1,170,217
6,800		Hershey Co.	291,108
23,800		HJ Heinz Co.	1,085,518
22,200		Kraft Foods, Inc.	671,328
3,500		Ruddick Corp.	110,740
5,775	@	Seneca Foods Corp.	168,168
2,400	@	TreeHouse Foods, Inc.	105,288
9,100		Weis Markets, Inc.	330,876
			4,953,203
		Forest Products & Paper: 0.8%
18,600		Cellu Tissue Holdings, Inc.	185,628
3,200	@	Domtar Corp.	206,112
8,700		Glatfelter	126,063
6,600		MeadWestvaco Corp.	168,630
2,500		Schweitzer-Mauduit International, Inc.	118,900
7,567		Weyerhaeuser Co.	342,558
			1,147,891

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Gas: 0.7%
3,900		Chesapeake Utilities Corp.	$116,220
2,600		Nicor, Inc.	108,992
18,591		Southwest Gas Corp.	556,243
5,200		WGL Holdings, Inc.	180,180
			961,635
		Hand/Machine Tools: 0.5%
7,300		Kennametal, Inc.	205,276
5,300		Lincoln Electric Holdings, Inc.	287,949
3,200		Regal-Beloit Corp.	190,112
			683,337
		Healthcare - Products: 2.5%
10,601		Beckman Coulter, Inc.	665,743
46,000	@	Boston Scientific Corp.	332,120
4,800	@	CareFusion Corp.	126,864
3,200	@	Conmed Corp.	76,192
25,800	@, I	Cutera, Inc.	267,546
6,000		Patterson Cos., Inc.	186,300
38,224	@	Symmetry Medical, Inc.	383,769
5,800	I	Utah Medical Products, Inc.	163,154
25,200	I	Young Innovations, Inc.	709,632
8,300	@	Zimmer Holdings, Inc.	491,360
			3,402,680
		Healthcare - Services: 2.3%
36,900	@, I	Alliance Imaging, Inc.	207,378
3,000	@	Almost Family, Inc.	113,070
4,300	@	AMERIGROUP Corp.	142,932
11,300	@	Amsurg Corp.	243,967
5,200	@, I	Assisted Living Concepts, Inc.	170,768
29,600	@	Health Management Associates, Inc.	254,560
5,800	@	Kindred Healthcare, Inc.	104,690
20,900	@	LifePoint Hospitals, Inc.	768,702
6,700	@	Magellan Health Services, Inc.	291,316
9,100	I	National Healthcare Corp.	321,958
42,986	@	Select Medical Holdings Corp.	362,802
10,800	@, I	US Physical Therapy, Inc.	187,920
			3,170,063
		Home Builders: 0.4%
8,400	@	M/I Homes, Inc.	123,060
2,900		MDC Holdings, Inc.	100,369
22,900	@	Standard-Pacific Corp.	103,508
9,400	@	Toll Brothers, Inc.	195,520
			522,457
		Home Furnishings: 0.3%
10,300		Ethan Allen Interiors, Inc.	212,489
28,500	@	Furniture Brands International, Inc.	183,255
			395,744
		Household Products/Wares: 2.2%
2,500		Clorox Co.	160,350
5,200	I	CSS Industries, Inc.	104,520
14,700		Fortune Brands, Inc.	713,097
4,200	@	Helen of Troy Ltd.	109,452
26,423		Kimberly-Clark Corp.	1,661,478
17,000	@	Prestige Brands Holdings, Inc.	153,000
5,400		WD-40 Co.	177,282
			3,079,179
		Insurance: 9.3%
18,300		ACE Ltd.	957,090
19,700		Allstate Corp.	636,507
11,500		American Equity Investment Life Holding Co.	122,475
41,400		AON Corp.	1,768,194
5,300		Aspen Insurance Holdings Ltd.	152,852
10,100		Assured Guaranty Ltd.	221,897
8,700	I	Baldwin & Lyons, Inc.	209,583
24,700		Chubb Corp.	1,280,695
4,800		Delphi Financial Group	120,768
10,900	I	Erie Indemnity Co.	470,117
5,400	L	Hanover Insurance Group, Inc.	235,494
8,085		Hartford Financial Services Group, Inc.	229,776
43,637		HCC Insurance Holdings, Inc.	1,204,381
63,876		Marsh & McLennan Cos., Inc.	1,559,852
7,100		Max Re Capital Ltd.	163,229
13,376	I	Mercer Insurance Group, Inc.	240,768
7,300		Platinum Underwriters Holdings Ltd.	270,684
27,700	@, L	PMI Group, Inc.	150,134
6,053		Primerica, Inc.	90,795
4,400	@	ProAssurance Corp.	257,576
11,700		Radian Group, Inc.	182,988
25,967		Symetra Financial Corp.	342,245
12,323		Transatlantic Holdings, Inc.	650,654
12,700		Travelers Cos., Inc.	685,038
9,300		United Fire & Casualty Co.	167,307

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
6,400		Unitrin, Inc.	$179,520
5,600		Validus Holdings Ltd.	154,168
3,800		Zenith National Insurance Corp.	145,616
			12,850,403
		Internet: 0.3%
6,400	@	IAC/InterActiveCorp	145,536
30,500	@	S1 Corp.	179,950
13,100	@	TIBCO Software, Inc.	141,349
			466,835
		Investment Companies: 0.9%
22,400		Apollo Investment Corp.	285,152
25,700	L	Ares Capital Corp.	381,388
12,200		Fifth Street Finance Corp	141,642
27,500	@	MCG Capital Corp.	143,275
14,700	L	PennantPark Investment Corp.	152,292
16,700		Prospect Capital Corp.	202,905
			1,306,654
		Iron/Steel: 0.3%
3,300		Carpenter Technology Corp.	120,780
4,800	L	Mesabi Trust	117,408
2,800		Schnitzer Steel Industries, Inc.	147,084
			385,272
		Leisure Time: 0.1%
5,600	@, L	Life Time Fitness, Inc.	157,360
			157,360
		Lodging: 0.3%
5,500	@, L	Gaylord Entertainment Co.	161,095
6,623	@	Hyatt Hotels Corp.	258,032
			419,127
		Machinery - Diversified: 1.0%
47,440	@, I	Altra Holdings, Inc.	651,351
3,300		IDEX Corp.	109,230
6,800	@	Kadant, Inc.	97,988
14,200		Robbins & Myers, Inc.	338,244
3,200		Rockwell Automation, Inc.	180,352
			1,377,165
		Media: 1.2%
21,700		Belo Corp.	147,994
3,100	@	Entercom Communications Corp.	36,859
98,900	@, I	Entravision Communications Corp.	272,964
40,200	@	EW Scripps Co.	339,690
49,800	I	Journal Communications, Inc.	209,160
65,502	@, I	Lin TV Corp.	376,637
47,600	L	McClatchy Co.	233,716
2,800	@	Sinclair Broadcast Group, Inc.	14,224
3,500	I	Value Line, Inc.	80,815
			1,712,059
		Metal Fabricate/Hardware: 2.4%
8,900		Commercial Metals Co.	134,034
11,200		Dynamic Materials Corp.	174,944
8,300		Haynes International, Inc.	294,899
31,034		Kaydon Corp.	1,166,878
8,800	I	Lawson Products	136,136
27,500		Mueller Industries, Inc.	736,725
50,600		Mueller Water Products, Inc.	241,868
4,400	@	RBC Bearings, Inc.	140,228
4,900	@	RTI International Metals, Inc.	148,617
7,200		Worthington Industries	124,488
			3,298,817
		Mining: 1.2%
6,500	@	Brush Engineered Materials, Inc.	146,705
8,400	@	Coeur d’Alene Mines Corp.	125,832
2,800		Kaiser Aluminum Corp.	107,996
11,324		Newmont Mining Corp.	576,731
3,800		Royal Gold, Inc.	175,598
10,700		Vulcan Materials Co.	505,468
			1,638,330
		Miscellaneous Manufacturing: 1.7%
10,900		Actuant Corp.	213,095
4,300		Acuity Brands, Inc.	181,503
11,500		Barnes Group, Inc.	223,675
8,800		Brink’s Co.	248,424
6,000	@	Ceradyne, Inc.	136,140
4,100		Clarcor, Inc.	141,409
4,200		Dover Corp.	196,350
6,300		Freightcar America, Inc.	152,208
10,500	@	Griffon Corp.	130,830
4,200		Pentair, Inc.	149,604
6,200		Tredegar Corp.	105,896
11,100		Tyco International Ltd.	424,575
			2,303,709

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.6%
34,600		Pitney Bowes, Inc.	$845,970
			845,970
		Oil & Gas: 6.1%
1,568		Apache Corp.	159,152
6,300		Berry Petroleum Co.	177,408
7,100	@	Bill Barrett Corp.	218,041
7,600		Devon Energy Corp.	489,668
25,197		EQT Corp.	1,033,077
15,800	@	Forest Oil Corp.	407,956
21,800		Frontier Oil Corp.	294,300
7,100	@, L	Goodrich Petroleum Corp.	111,044
49,800		Imperial Oil Ltd.	1,923,551
27,000	@	Mariner Energy, Inc.	404,190
13,400		Murphy Oil Corp.	752,946
6,500		Noble Energy, Inc.	474,500
5,100		Penn Virginia Corp.	124,950
6,200	@	Rosetta Resources, Inc.	146,010
7,100	@	Rowan Cos., Inc.	206,681
6,300	@	Ultra Petroleum Corp.	293,769
4,300	@	Unit Corp.	181,804
87,900		W&T Offshore, Inc.	738,360
7,000		XTO Energy, Inc.	330,260
			8,467,667
		Oil & Gas Services: 1.0%
8,700		Baker Hughes, Inc.	407,508
17,100	@	Global Industries Ltd.	109,782
14,100	@	Helix Energy Solutions Group, Inc.	183,723
19,500	@	Key Energy Services, Inc.	186,225
9,700	@	North American Energy Partners, Inc.	93,023
4,000		Smith International, Inc.	171,280
9,300	@	Superior Energy Services	195,486
			1,347,027
		Packaging & Containers: 1.2%
28,383	S	Bemis Co.	815,160
2,400		Silgan Holdings, Inc.	144,552
22,200		Sonoco Products Co.	683,538
			1,643,250
		Pharmaceuticals: 0.4%
6,600		Biovail Corp.	110,682
2,700		Cardinal Health, Inc.	97,281
6,100	@	Endo Pharmaceuticals Holdings, Inc.	144,509
3,900	@	Par Pharmaceutical Cos., Inc.	96,720
10,300	@, I	Schiff Nutrition International, Inc.	84,254
			533,446
		Pipelines: 0.1%
6,000	I	Williams Pipeline Partners L.P.	181,500
			181,500
		Real Estate: 0.1%
20,700	@, I	HFF, Inc.	153,801
			153,801
		Retail: 5.3%
6,100	@	Big Lots, Inc.	222,162
5,700		Bob Evans Farms, Inc.	176,187
9,100	@, L	Cabela’s, Inc.	159,159
5,200		Cato Corp.	111,488
16,800	@	CEC Entertainment, Inc.	639,912
4,000	@	Childrens Place Retail Stores, Inc.	178,200
27,200		Christopher & Banks Corp.	217,600
22,600	@, L	Coldwater Creek, Inc.	156,844
7,400	@	Collective Brands, Inc.	168,276
4,200	@	Dress Barn, Inc.	109,872
11,800		Finish Line	192,576
5,600		Fred’s, Inc.	67,088
8,900	@	Genesco, Inc.	275,989
3,900	@	Group 1 Automotive, Inc.	124,254
23,900	@	HOT Topic, Inc.	155,350
3,468	I	Inergy L.P.	131,090
7,300	@	Jack in the Box, Inc.	171,915
55,500		Lowe’s Cos., Inc.	1,345,320
4,300		Men’s Wearhouse, Inc.	102,942
23,600	@	New York & Co., Inc.	113,044
17,700	@, I	PC Connection, Inc.	109,740
10,000	L	PEP Boys-Manny Moe & Jack	100,500
19,100		Petsmart, Inc.	610,436
7,100	@	Red Robin Gourmet Burgers, Inc.	173,524
9,100		Regis Corp.	169,988
13,700	@	Ruby Tuesday, Inc.	144,809
9,700	I	Sport Supply Group, Inc.	130,368
7,100		Stage Stores, Inc.	109,269
3,297	@	Systemax, Inc.	71,677
9,300		Target Corp.	489,180
9,000	@	Vitamin Shoppe, Inc.	202,050
53,100	@	Wet Seal, Inc.	252,756
			7,383,565

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 2.0%
14,100		Brookline Bancorp., Inc.	$150,024
7,600		First Financial Holdings, Inc.	114,456
21,100	I	First Financial Northwest, Inc.	144,113
23,100		First Niagara Financial Group, Inc.	328,482
9,200		Flushing Financial Corp.	116,472
35,400		Hudson City Bancorp., Inc.	501,264
13,800	I, L	K-Fed Bancorp	123,096
25,519		Northwest Bancshares, Inc.	299,593
36,378		People’s United Financial, Inc.	568,952
18,500		Provident Financial Services, Inc.	220,150
8,700		Washington Federal, Inc.	176,784
			2,743,386
		Semiconductors: 3.0%
71,500		Applied Materials, Inc.	963,820
6,300		Cohu, Inc.	86,751
39,900	@	Emulex Corp.	529,872
30,200	@	Integrated Device Technology, Inc.	185,126
11,900		Intersil Corp.	175,644
16,800		KLA-Tencor Corp.	519,456
31,600	@	Mattson Technology, Inc.	145,992
12,900	@	MEMC Electronic Materials, Inc.	197,757
5,500	@	MKS Instruments, Inc.	107,745
17,000	@	Sigma Designs, Inc.	199,410
6,900	@	Standard Microsystems Corp.	160,632
4,100	@	Varian Semiconductor Equipment Associates, Inc.	135,792
56,200		Verigy Ltd.	628,316
10,000	@	Zoran Corp.	107,600
			4,143,913
		Software: 1.2%
11,200	@	Aspen Technology, Inc.	114,800
16,800	@	Compuware Corp.	141,120
18,100	@	Lawson Software, Inc.	119,641
27,400	@	Parametric Technology Corp.	494,570
10,000	@	Quest Software, Inc.	177,900
5,115		SS&C Technologies Holdings, Inc.	77,134
6,200	@	Sybase, Inc.	289,044
12,300	@	THQ, Inc.	86,223
21,327	@, I	Ulticom, Inc.	206,339
			1,706,771
		Telecommunications: 1.8%
2,300	@	Anixter International, Inc.	107,755
3,400		Atlantic Tele-Network, Inc.	152,762
9,896		BCE, Inc.	290,844
2,222		Calix, Inc.	29,886
27,746		CenturyTel, Inc.	983,873
9,900	I	Consolidated Communications Holdings, Inc.	187,704
14,189		Iowa Telecommunications Services, Inc.	236,956
7,400	@	Knology, Inc.	99,456
21,800	@	Novatel Wireless, Inc.	146,714
26,800	@	OpNext, Inc.	63,248
7,200	@	Polycom, Inc.	220,176
			2,519,374
		Textiles: 0.3%
13,600		Cintas Corp.	382,024
			382,024
		Toys/Games/Hobbies: 0.3%
8,300	@	Jakks Pacific, Inc.	108,315
9,800		Mattel, Inc.	222,852
6,900	@	RC2 Corp.	103,293
			434,460
		Transportation: 1.1%
4,000		Arkansas Best Corp.	119,520
4,800	@	Bristow Group, Inc.	181,104
44,700		DHT Maritime, Inc.	175,224
14,700	@	Diana Shipping, Inc.	222,264
5,000	@, L	Genco Shipping & Trading Ltd.	105,550
9,900		Heartland Express, Inc.	163,350
9,900	L	Nordic American Tanker Shipping	299,673
3,500	@	Old Dominion Freight Line	116,865
9,900		UTI Worldwide, Inc.	151,668
			1,535,218
		Trucking & Leasing: 0.1%
4,300		GATX Corp.	123,195
			123,195
		Water: 0.1%
8,500	I	Artesian Resources Corp.	150,110
			150,110
		Total Common Stock
		(Cost $107,453,180)	124,194,804

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 4.9%
		Apartments: 0.1%
3,918		American Campus Communities, Inc.	$108,372
			108,372
		Diversified: 0.2%
31,400		Lexington Realty Trust	204,414
3,800		Washington Real Estate Investment Trust	116,090
			320,504
		Health Care: 0.5%
4,700		HCP, Inc.	155,100
4,600		Healthcare Realty Trust, Inc.	107,134
9,600		Medical Properties Trust, Inc.	100,608
3,900		National Health Investors, Inc.	151,164
7,700		Omega Healthcare Investors, Inc.	150,073
			664,079
		Hotels: 0.7%
24,100		Hersha Hospitality Trust	124,838
42,142		Host Hotels & Resorts, Inc.	617,380
8,900		LaSalle Hotel Properties	207,370
			949,588
		Mortgage: 1.0%
25,300		Annaly Capital Management, Inc.	434,654
9,600		Capstead Mortgage Corp.	114,816
98,100		Chimera Investment Corp.	381,609
3,800		Hatteras Financial Corp.	97,926
44,100		MFA Mortgage Investments, Inc.	324,576
			1,353,581
		Office Property: 1.6%
4,664		Boston Properties, Inc.	351,852
28,450		Government Properties Income Trust	739,985
9,300		Highwoods Properties, Inc.	295,089
5,100		Kilroy Realty Corp.	157,284
34,668		Piedmont Office Realty Trust, Inc.	688,160
			2,232,370
		Shopping Centers: 0.3%
11,700		Inland Real Estate Corp.	107,055
3,000		Saul Centers, Inc.	124,200
11,000		Urstadt Biddle Properties, Inc.	173,910
			405,165
		Single Tenant: 0.2%
5,100		Getty Realty Corp.	119,340
4,800		National Retail Properties, Inc.	109,584
			228,924
		Warehouse/Industrial: 0.3%
34,500		DCT Industrial Trust, Inc.	180,435
18,100	@	First Industrial Realty Trust, Inc.	140,456
10,835		First Potomac Realty Trust	162,850
			483,741
		Total Real Estate Investment Trusts
		(Cost $5,584,203)	6,746,324
EXCHANGE-TRADED FUNDS: 1.8%
		Exchange-Traded Funds: 1.8%
3,200	L	iShares Russell 2000 Index Fund	216,992
20,400	L	iShares Russell 2000 Value Index Fund	1,302,336
24,000		iShares Russell Midcap Value Index Fund	967,920
		Total Exchange-Traded Funds
		(Cost $2,298,855)	2,487,248
PREFERRED STOCK: 2.1%
		Agriculture: 0.2%
194	P	Universal Corp.	236,729
			236,729
		Insurance: 1.2%
28,900	I	Aspen Insurance Holdings Ltd.	1,618,400
			1,618,400
		Leisure Time: 0.1%
1,600	#, P, I	Callaway Golf Co.	222,400
			222,400
		Media: 0.1%
93	#, I	LodgeNet Interactive Corp.	184,721
			184,721
		Real Estate: 0.5%
6,000	I	Entertainment Properties	156,720
2,600	I	Lexington Realty Trust	98,124
10,600	P, I	National Retail Properties	251,220
7,200	P, I	PS Business Parks, Inc.	178,992
			685,056
		Total Preferred Stock
		(Cost $2,448,106)	2,947,306
		Total Long-Term Investments
		(Cost $117,784,344)	136,375,682

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 5.2%
		Affiliated Mutual Fund: 1.8%
2,461,756		ING Institutional Prime Money Market Fund - Class I		$2,461,756
		Total Mutual Fund
		(Cost $2,461,756)		2,461,756
		Securities Lending Collateral(cc): 3.4%
4,526,987		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		4,526,987
151,202	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		120,962
		Total Securities Lending Collateral
		(Cost $4,678,189)		4,647,949
		Total Short-Term Investments
		(Cost $7,139,945)		7,109,705
		Total Investments in Securities
		(Cost $124,924,289)*	103.8%	$143,485,387
		Other Assets and Liabilities - Net	(3.8)	(5,195,006)
		Net Assets	100.0%	$138,290,381

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $132,423,794.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,318,764
		Gross Unrealized Depreciation		(9,257,171)
		Net Unrealized Appreciation		$11,061,593

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$124,194,804	$—	$—	$124,194,804
Real Estate Investment Trusts	6,746,324	—	—	6,746,324
Exchange-Traded Funds	2,487,248	—	—	2,487,248
Preferred Stock	—	2,947,306	—	2,947,306
Short-Term Investments	6,988,743	—	120,962	7,109,705
Total Investments, at value	$140,417,119	$2,947,306	$120,962	$143,485,387
Other Financial Instruments+:
Forward foreign currency contracts	—	4,591	—	4,591
Total Assets	$140,417,119	$2,951,897	$120,962	$143,489,978

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(4,416)	$—	$(4,416)
Total Liabilities	$—	$(4,416)	$—	$(4,416)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962
Total Investments, at value	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar
CAD 1,948,311	BUY	4/30/10	$1,913,679	$1,918,270	$4,591
					$4,591
Canadian Dollar
CAD 1,848,565	SELL	4/30/10	$1,815,647	$1,820,063	$(4,416)
					$(4,416)

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Advertising: 1.7%
4,700	@	Lamar Advertising Co.	$161,445
			161,445
		Apparel: 2.6%
2,900		Polo Ralph Lauren Corp.	246,616
			246,616
		Biotechnology: 0.7%
1,230	@	Life Technologies Corp.	64,292
			64,292
		Chemicals: 1.3%
2,710		Ecolab, Inc.	119,105
			119,105
		Commercial Services: 11.1%
4,350		DeVry, Inc.	283,620
2,330		Equifax, Inc.	83,414
9,010	@	Gartner, Inc.	200,382
660	@	Morningstar, Inc.	31,739
4,940	@	Quanta Services, Inc.	94,650
5,670		Ritchie Brothers Auctioneers, Inc.	122,075
3,000		Robert Half International, Inc.	91,290
4,520	@	Verisk Analytics, Inc.	127,464
			1,034,634
		Distribution/Wholesale: 2.3%
4,550		Fastenal Co.	218,355
			218,355
		Diversified Financial Services: 8.4%
1,000	@	AllianceBernstein Holding LP	30,660
17,500		Charles Schwab Corp.	327,072
300		CME Group, Inc.	94,833
7,400		Eaton Vance Corp.	248,196
1,450		T. Rowe Price Group, Inc.	79,649
			780,410
		Electronics: 3.6%
3,150	@	Flir Systems, Inc.	88,830
1,210	@	Mettler Toledo International, Inc.	132,132
2,250	@	Thermo Fisher Scientific, Inc.	115,740
			336,702
		Energy - Alternate Sources: 0.7%
4,200	@	Covanta Holding Corp.	69,972
			69,972
		Engineering & Construction: 0.3%
825	@	Aecom Technology Corp.	23,405
			23,405
		Environmental Control: 2.0%
3,370	@	Stericycle, Inc.	183,665
			183,665
		Gas: 1.8%
6,500		Southern Union Co.	164,905
			164,905
		Hand/Machine Tools: 0.3%
560		Stanley Black & Decker, Inc.	32,150
			32,150
		Healthcare - Products: 8.0%
3,400		Densply International, Inc.	118,490
880	@	Gen-Probe, Inc.	44,000
2,300	@	Henry Schein, Inc.	135,470
4,550	@	Idexx Laboratories, Inc.	261,853
350	@	Intuitive Surgical, Inc.	121,846
1,080		Techne Corp.	68,785
			750,444

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 4.0%
4,600	@	Community Health Systems, Inc.	$169,878
3,300	@	Covance, Inc.	202,587
			372,465
		Home Builders: 0.3%
1,160	@	Toll Brothers, Inc.	24,128
			24,128
		Insurance: 3.2%
3,250	@	Arch Capital Group Ltd.	247,813
3,010		Brown & Brown, Inc.	53,939
			301,752
		Internet: 4.5%
3,560	@	AOL, Inc.	89,997
2,370	@	Equinix, Inc.	230,696
390	@	Priceline.com, Inc.	99,450
			420,143
		Lodging: 3.3%
2,550		Choice Hotels International, Inc.	88,766
2,760	@	Hyatt Hotels Corp.	107,530
1,510		Wynn Resorts Ltd.	114,503
			310,799
		Media: 3.9%
4,060	@	Discovery Communications, Inc. - Class A	137,187
3,050		Factset Research Systems, Inc.	223,779
			360,966
		Metal Fabricate/Hardware: 0.7%
540		Precision Castparts Corp.	68,423
			68,423
		Oil & Gas: 4.5%
3,500		Helmerich & Payne, Inc.	133,280
2,350		Range Resources Corp.	110,145
1,830	@	Ultra Petroleum Corp.	85,333
1,110	@	Whiting Petroleum Corp.	89,732
			418,490
		Oil & Gas Services: 1.4%
1,010		Core Laboratories NV	132,108
			132,108
		Packaging & Containers: 0.3%
980	@	Crown Holdings, Inc.	26,421
			26,421
		Pharmaceuticals: 1.9%
6,200	@	VCA Antech, Inc.	173,786
			173,786
		Real Estate: 2.2%
13,000	@	CB Richard Ellis Group, Inc.	206,050
			206,050
		Retail: 8.9%
2,650	@	Carmax, Inc.	66,568
1,160	@	Cheesecake Factory	31,390
4,100	@	Copart, Inc.	145,960
4,500	@	Dick’s Sporting Goods, Inc.	117,495
1,900	@	J Crew Group, Inc.	87,210
1,650		MSC Industrial Direct Co.	83,688
3,700		Tiffany & Co.	175,713
3,290	@	Urban Outfitters, Inc.	125,119
			833,143
		Software: 3.4%
2,270	@	Ansys, Inc.	97,928
1,260	@	Citrix Systems, Inc.	59,812
4,500	@	MSCI, Inc. - Class A	162,450
			320,190
		Telecommunications: 3.5%
3,020	@	NII Holdings, Inc.	125,813
5,490	@	SBA Communications Corp.	198,024
			323,837

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Transportation: 4.3%
4,300		CH Robinson Worldwide, Inc.		$240,155
4,400		Expeditors International Washington, Inc.		162,448
				402,603
		Total Common Stock
		(Cost $8,313,079)		8,881,404
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Diversified: 0.4%
523		Vornado Realty Trust		39,591
				39,591
		Office Property: 1.4%
1,340		Alexandria Real Estate Equities, Inc.		90,584
2,200		Douglas Emmett, Inc.		33,814
				124,398
		Total Real Estate Investment Trusts
		(Cost $135,937)		163,989
		Total Investments in Securities
		(Cost $8,449,016)*	96.9%	$9,045,393
		Other Assets and Liabilities - Net	3.1	288,582
		Net Assets	100.0%	$9,333,975

	@	Non-income producing security
	*	Cost for federal income tax purposes is $8,536,271.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,160,597
		Gross Unrealized Depreciation		(651,475)
		Net Unrealized Appreciation		$509,122

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$8,881,404	$—	$—	$8,881,404
Real Estate Investment Trusts	163,989	—	—	163,989
Total Investments, at value	$9,045,393	$—	$—	$9,045,393

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.8%
		Advertising: 0.8%
165,000	@	Lamar Advertising Co.	$5,667,750
			5,667,750
		Apparel: 1.7%
10,000		Polo Ralph Lauren Corp.	850,400
400,269	@	Under Armour, Inc.	11,771,911
			12,622,311
		Beverages: 1.1%
200,000	@	Peet’s Coffee & Tea, Inc.	7,930,000
			7,930,000
		Biotechnology: 0.9%
180,000	@	Charles River Laboratories International, Inc.	7,075,800
			7,075,800
		Commercial Services: 12.6%
464,338	@	Anhanguera Educacional Participacoes SA	6,686,927
95,246		Chemed Corp.	5,179,477
120,000	@	CoStar Group, Inc.	4,982,400
325,000		DeVry, Inc.	21,190,000
430,000	@	Gartner, Inc.	9,563,200
250,000		Interactive Data Corp.	8,000,000
228,000	@	Morningstar, Inc.	10,964,520
325,000	@	Riskmetrics Group, Inc.	7,348,250
432,151		Ritchie Brothers Auctioneers, Inc.	9,304,211
40,000		Strayer Education, Inc.	9,740,800
			92,959,785
		Computers: 0.4%
100,000		Telvent GIT S.A.	2,876,000
			2,876,000
		Distribution/Wholesale: 1.9%
700,000	@	LKQ Corp.	14,210,000
			14,210,000
		Diversified Financial Services: 3.5%
175,000		Cohen & Steers, Inc.	4,368,000
230,958		Eaton Vance Corp.	7,746,331
92,005		Financial Engines, Inc.	1,554,885
12,000		Greenhill & Co., Inc.	985,080
415,000	@	Interactive Brokers Group, Inc.	6,702,250
200,000		Jefferies Group, Inc.	4,734,000
			26,090,546
		Electric: 1.2%
160,000		ITC Holdings Corp.	8,800,000
			8,800,000
		Electrical Components & Equipment: 0.7%
360,000		Generac Holdings, Inc.	5,043,600
			5,043,600
		Electronics: 2.0%
135,000	@	Mettler Toledo International, Inc.	14,742,000
			14,742,000
		Engineering & Construction: 2.0%
275,000	@	Aecom Technology Corp.	7,801,750
250,000	@	Mistras Group, Inc.	2,497,500
150,000	@	Stanley, Inc.	4,243,500
			14,542,750
		Entertainment: 4.2%
425,000	@	Penn National Gaming, Inc.	11,815,000
475,000	@	Vail Resorts, Inc.	19,042,750
			30,857,750
		Environmental Control: 1.2%
400,000	@	Tetra Tech, Inc.	9,216,000
			9,216,000
		Food: 5.4%
122,200		Diamond Foods, Inc.	5,137,288
525,000	@	Dole Food Co., Inc.	6,221,250
200,000	@	Ralcorp Holdings, Inc.	13,556,000
58,000	@	Seneca Foods Corp.	1,688,960
100,000	@	TreeHouse Foods, Inc.	4,387,000
250,000	@	Whole Foods Market, Inc.	9,037,500
			40,027,998
		Gas: 1.4%
400,000		Southern Union Co.	10,148,000
			10,148,000
		Healthcare - Products: 4.7%
100,000	@	Edwards Lifesciences Corp.	9,888,000
180,000	@	Gen-Probe, Inc.	9,000,000
160,000	@	Idexx Laboratories, Inc.	9,208,000
105,000		Techne Corp.	6,687,450
			34,783,450

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 4.9%
385,000	@	AMERIGROUP Corp.	$12,797,400
400,000	@	Community Health Systems, Inc.	14,772,000
110,000	@	Covance, Inc.	6,752,900
8,127	@	Skilled Healthcare Group, Inc.	50,144
185,000	@	Sun Healthcare Group, Inc.	1,764,900
			36,137,344
		Household Products/Wares: 1.1%
125,000		Church & Dwight Co., Inc.	8,368,750
			8,368,750
		Insurance: 0.7%
65,000	@	Arch Capital Group Ltd.	4,956,250
			4,956,250
		Internet: 3.4%
80,000	@	Blue Nile, Inc.	4,401,600
120,000	@	Equinix, Inc.	11,680,800
190,000	@	WebMD Health Corp.	8,812,200
			24,894,600
		Lodging: 2.5%
420,000		Choice Hotels International, Inc.	14,620,200
47,169		Wynn Resorts Ltd.	3,576,825
			18,197,025
		Media: 0.8%
85,000		Factset Research Systems, Inc.	6,236,450
			6,236,450
		Metal Fabricate/Hardware: 1.4%
125,000		Kaydon Corp.	4,700,000
65,000		Valmont Industries, Inc.	5,383,950
			10,083,950
		Oil & Gas: 5.0%
115,928		Atlas Energy, Inc.	3,607,679
175,000	@	Brigham Exploration Co.	2,791,250
96,933	@	Concho Resources, Inc.	4,881,546
661,320	@	Denbury Resources, Inc.	11,156,468
175,000		Helmerich & Payne, Inc.	6,664,000
45,000		Range Resources Corp.	2,109,150
160,000		St. Mary Land & Exploration Co.	5,569,600
			36,779,693
		Oil & Gas Services: 4.3%
50,000		CARBO Ceramics, Inc.	3,117,000
100,000		Core Laboratories NV	13,080,000
92,000	@	FMC Technologies, Inc.	5,945,960
115,000	@	SEACOR Holdings, Inc.	9,275,900
			31,418,860
		Pharmaceuticals: 1.3%
20,000	@	Neogen Corp.	502,000
335,228	@	VCA Antech, Inc.	9,396,441
			9,898,441
		Real Estate: 0.6%
275,000	@	CB Richard Ellis Group, Inc.	4,358,750
			4,358,750
		Retail: 8.9%
70,000	@	Carmax, Inc.	1,758,400
144,000	@	Cheesecake Factory	3,896,640
275,000	@	Copart, Inc.	9,790,000
575,000	@	Dick’s Sporting Goods, Inc.	15,013,251
279,746	@	J Crew Group, Inc.	12,840,341
49,100	@	Lumber Liquidators	1,309,497
140,000		MSC Industrial Direct Co.	7,100,800
150,000	@	Panera Bread Co.	11,473,500
159,000	@	Penske Auto Group, Inc.	2,292,780
			65,475,209
		Software: 6.5%
125,225	@	Advent Software, Inc.	5,603,819
250,000	@	Ansys, Inc.	10,785,000
85,000	@	Blackboard, Inc.	3,541,100
135,000	@	Concur Technologies, Inc.	5,536,350
48,697	@	Emdeon, Inc.	804,474
563,875	@	MSCI, Inc. - Class A	20,355,888
100,000		SS&C Technologies Holdings, Inc.	1,564,789
			48,191,420
		Telecommunications: 0.7%
151,764	@	SBA Communications Corp.	5,474,127
			5,474,127
		Textiles: 1.0%
135,000	@	Mohawk Industries, Inc.	7,341,300
			7,341,300
		Transportation: 2.0%
350,000	@	Genesee & Wyoming, Inc.	11,942,000
60,000		Landstar System, Inc.	2,518,800
			14,460,800
		Total Common Stock
		(Cost $476,499,774)	669,866,709

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 3.7%
		Apartments: 0.2%
57,915		American Campus Communities, Inc.		$1,601,929
				1,601,929
		Diversified: 1.0%
135,000		Digital Realty Trust, Inc.		7,317,000
				7,317,000
		Office Property: 1.5%
100,000		Alexandria Real Estate Equities, Inc.		6,760,000
275,000		Douglas Emmett, Inc.		4,226,750
				10,986,750
		Single Tenant: 1.0%
24,300	@	Alexander’s, Inc.		7,268,859
				7,268,859
		Total Real Estate Investment Trusts
		(Cost $20,706,309)		27,174,538
		Total Long-Term Investments
		(Cost $497,206,083)		697,041,247
SHORT-TERM INVESTMENTS: 5.8%
		Affiliated Mutual Fund: 5.8%
42,781,843		ING Institutional Prime Money Market Fund - Class I		42,781,843
		Total Short-Term Investments
		(Cost $42,781,843)		42,781,843
		Total Investments in Securities
		(Cost $539,987,926)*	100.3%	$739,823,090
		Other Assets and Liabilities - Net	(0.3)	(2,226,628)
		Net Assets	100.0%	$737,596,462

	@	Non-income producing security
	*	Cost for federal income tax purposes is $540,153,072.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$211,084,713
		Gross Unrealized Depreciation		(11,414,695)
		Net Unrealized Appreciation		$199,670,018

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$669,866,709	$—	$—	$669,866,709
Real Estate Investment Trusts	27,174,538	—	—	27,174,538
Short-Term Investments	42,781,843	—	—	42,781,843
Total Investments, at value	$739,823,090	$—	$—	$739,823,090

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.4%
		Aerospace/Defense: 2.0%
1,460	@	AAR Corp.	$36,237
68,000	@	BE Aerospace, Inc.	2,070,600
45,140	@	Esterline Technologies Corp.	2,231,270
1,543		Kaman Corp.	38,590
			4,376,697
		Agriculture: 0.9%
1,362	@	Maui Land & Pineapple Co.	8,485
38,000		Universal Corp.	2,002,220
			2,010,705
		Airlines: 1.3%
235,000	@	Airtran Holdings, Inc.	1,193,800
2,752		Skywest, Inc.	39,299
81,000	@	UAL Corp.	1,583,550
			2,816,649
		Apparel: 1.0%
20,900		Columbia Sportswear Co.	1,097,877
21,500	@	Warnaco Group, Inc.	1,025,765
932		Wolverine World Wide, Inc.	27,177
			2,150,819
		Auto Parts & Equipment: 2.6%
157,000	@	ArvinMeritor, Inc.	2,095,950
1,570	@	ATC Technology Corp.	26,941
140,000	@	Dana Holding Corp.	1,663,200
80,000	@	Tenneco, Inc.	1,892,000
			5,678,091
		Banks: 9.6%
1,020		Bancfirst Corp.	42,748
73,000		Bancorpsouth, Inc.	1,530,080
2,910		BancTrust Financial Group, Inc.	14,114
7,536		Bank Mutual Corp.	48,984
1,942		Bryn Mawr Bank Corp.	35,247
2,642		Chemical Financial Corp.	62,404
2,309		Columbia Banking System, Inc.	46,896
95,000		Community Bank System, Inc.	2,164,100
1,522		Community Trust Bancorp., Inc.	41,231
135,000		East-West Bancorp., Inc.	2,351,697
382		First Citizens BancShares, Inc.	75,926
9,399		First Commonwealth Financial Corp.	63,067
1,701		First Financial Corp.	49,261
35,509	@	First Horizon National Corp.	498,901
38,000		IBERIABANK Corp.	2,280,380
81,000		Independent Bank Corp.	1,997,460
1,721		Merchants Bancshares, Inc.	37,363
2,056		Northrim Bancorp, Inc.	35,116
49,000		Prosperity Bancshares, Inc.	2,009,000
25,967		Sandy Spring Bancorp, Inc.	389,505
53,839		Sterling Bancorp.	539,048
79,834		Sterling Bancshares, Inc.	452,510
107,000	@	Texas Capital Bancshares, Inc.	2,031,930
4,380		Trustco Bank Corp.	27,025
170,000		Umpqua Holdings Corp.	2,254,200
6,783		West Coast Bancorp.	17,500
2,410		Whitney Holding Corp.	33,234
105,000		Wilmington Trust Corp.	1,739,850
			20,868,777
		Building Materials: 0.1%
2,439		Comfort Systems USA, Inc.	30,463
1,041		Eagle Materials, Inc.	27,628
700		Lennox International, Inc.	31,024
548		NCI Building Systems, Inc.	6,050
962		Universal Forest Products, Inc.	37,056
			132,221
		Chemicals: 2.5%
830		Cytec Industries, Inc.	38,794
3,030		HB Fuller Co.	70,326
72,000		Olin Corp.	1,412,640
1,650	@	OM Group, Inc.	55,902
70,000	@	Rockwood Holdings, Inc.	1,863,400
121,000	@	Solutia, Inc.	1,949,310
			5,390,372
		Coal: 0.7%
78,000	@	Patriot Coal Corp.	1,595,880
			1,595,880

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Commercial Services: 5.4%
1,480		ABM Industries, Inc.	$31,376
24,546	@	Advisory Board Co.	773,199
80,000	@	Cardtronics, Inc.	988,399
105,000	@	CBIZ, Inc.	689,850
2,027		CDI Corp.	29,716
200,000	@	Cenveo, Inc.	1,732,000
1,210	@	Consolidated Graphics, Inc.	50,106
40,000	@	Cornell Cos., Inc.	732,400
85,000		Deluxe Corp.	1,650,700
1,732	@	Kforce, Inc.	26,344
2,110	@	Korn/Ferry International	37,242
5,929	@	LECG Corp.	17,668
570		MAXIMUS, Inc.	34,730
7,755	@	MoneyGram International, Inc.	29,547
1,960	@	Navigant Consulting, Inc.	23,775
2,812	@	Rent-A-Center, Inc.	66,504
109,332		SFN Group, Inc.	875,749
310,000		Stewart Enterprises, Inc.	1,937,500
210,000	@	United Rentals, Inc.	1,969,800
			11,696,605
		Computers: 1.4%
140,000	@	Brocade Communications Systems, Inc.	799,400
813	@	CACI International, Inc.	39,715
75,000		iGate Corp.	729,750
950		Jack Henry & Associates, Inc.	22,857
177,020	@	Mentor Graphics Corp.	1,419,700
1,200		MTS Systems Corp.	34,836
			3,046,258
		Cosmetics/Personal Care: 0.6%
90,000		Inter Parfums, Inc.	1,333,800
			1,333,800
		Distribution/Wholesale: 1.3%
166,527	@	Brightpoint, Inc.	1,253,948
120,000		Houston Wire & Cable Co.	1,389,600
660		Owens & Minor, Inc.	30,617
780	@	United Stationers, Inc.	45,903
			2,720,068
		Diversified Financial Services: 2.5%
949		Federated Investors, Inc.	25,035
2,615	@	Investment Technology Group, Inc.	43,644
45,345	@	KBW, Inc.	1,219,781
2,580	@	Knight Capital Group, Inc.	39,345
110,000	@	National Financial Partners Corp.	1,551,000
135,000	@	Ocwen Financial Corp.	1,497,150
2,010		OptionsXpress Holdings, Inc.	32,743
848	@	Piper Jaffray Cos.	34,174
1,098		Raymond James Financial, Inc.	29,361
18,000	@	Stifel Financial Corp.	967,500
			5,439,733
		Electric: 1.2%
1,570		Allete, Inc.	52,564
2,820		Avista Corp.	58,402
1,940		Black Hills Corp.	58,879
850		CH Energy Group, Inc.	34,714
2,430	@	El Paso Electric Co.	50,058
1,610		Great Plains Energy, Inc.	29,898
1,052		Hawaiian Electric Industries	23,617
1,350		MGE Energy, Inc.	47,736
2,010		NorthWestern Corp.	53,888
2,846	@	Pike Electric Corp.	26,525
1,312		UIL Holdings Corp.	36,080
97,000		Westar Energy, Inc.	2,163,100
			2,635,461
		Electrical Components & Equipment: 0.8%
1,562		Belden CDT, Inc.	42,893
321,950	@	C&D Technologies, Inc.	515,120
4,918	@	GrafTech International Ltd.	67,229
100,000		Insteel Industries, Inc.	1,069,000
980	@	Littelfuse, Inc.	37,250
			1,731,492
		Electronics: 3.7%
612		Analogic Corp.	26,151
750		Bel Fuse, Inc.	15,113
3,118	@	Benchmark Electronics, Inc.	64,667
59,000		Brady Corp.	1,836,080
3,314		CTS Corp.	31,218
2,180	@	Electro Scientific Industries, Inc.	27,926
47,500	@	FEI Co.	1,088,225
3,110		Methode Electronics, Inc.	30,789
5,521	@	Nam Tai Electronics, Inc.	27,605
77,000	@	Rofin-Sinar Technologies, Inc.	1,741,740
67,500	@	Rogers Corp.	1,958,175
207,100		Technitrol, Inc.	1,093,488
			7,941,177

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 1.4%
3,892	@	Dycom Industries, Inc.	$34,133
62,560	@	EMCOR Group, Inc.	1,540,853
1,980		KBR, Inc.	43,877
1,150	@	Layne Christensen Co.	30,717
85,167	@	Sterling Construction Co., Inc.	1,338,825
			2,988,405
		Entertainment: 0.5%
27,000	@	Bally Technologies, Inc.	1,094,580
			1,094,580
		Environmental Control: 0.7%
153,000	@	Waste Services, Inc.	1,513,170
			1,513,170
		Food: 1.1%
58,000	@	American Italian Pasta Co.	2,254,460
2,992	@	Fresh Del Monte Produce, Inc.	60,588
1,142		Ruddick Corp.	36,133
1,456		Spartan Stores, Inc.	20,996
			2,372,177
		Forest Products & Paper: 1.5%
340,000	@	Boise, Inc.	2,084,200
23,000		Schweitzer-Mauduit International, Inc.	1,093,880
			3,178,080
		Gas: 2.2%
79,000		Atmos Energy Corp.	2,257,030
1,440		Laclede Group, Inc.	48,557
61,900		New Jersey Resources Corp.	2,324,964
1,530		Nicor, Inc.	64,138
			4,694,689
		Healthcare - Products: 2.5%
1,343		Cantel Medical Corp.	26,659
76,000	@	Conmed Corp.	1,809,560
44,000		Cooper Cos., Inc.	1,710,720
69,000		Invacare Corp.	1,831,260
1,000	@	Kensey Nash Corp.	23,590
3,100	@	Symmetry Medical, Inc.	31,124
850		Young Innovations, Inc.	23,936
			5,456,849
		Healthcare - Services: 2.8%
30,000	@	Amedisys, Inc.	1,656,600
1,319	@	Amsurg Corp.	28,477
94,720	@	Healthspring, Inc.	1,667,072
114,792	@	Kindred Healthcare, Inc.	2,071,996
920	@	Magellan Health Services, Inc.	40,002
2,987	@	Medcath Corp.	31,274
5,600	@	Novamed, Inc.	19,040
34,781	@	Res-Care, Inc.	417,024
1,691	@	Triple-S Management Corp.	30,015
1,490	@	US Physical Therapy, Inc.	25,926
			5,987,426
		Holding Companies - Diversified: 0.0%
583		KHD Humboldt Wedag International AG	4,999
			4,999
		Home Builders: 0.9%
932	@	Cavco Industries, Inc.	31,818
60,000		Thor Industries, Inc.	1,812,600
			1,844,418
		Household Products/Wares: 1.6%
1,472		American Greetings Corp.	30,676
1,628		CSS Industries, Inc.	32,723
1,948		Ennis, Inc.	31,694
84,500	@	Helen of Troy Ltd.	2,202,070
26,000		Tupperware Corp.	1,253,720
			3,550,883
		Insurance: 6.4%
2,320	@	American Safety Insurance Holdings Ltd.	38,489
51,740		Argo Group International Holdings Ltd.	1,686,207
59,000		Aspen Insurance Holdings Ltd.	1,701,560
56,000		Assured Guaranty Ltd.	1,230,320
1,702		Baldwin & Lyons, Inc.	41,001
2,942	@	CNA Surety Corp.	52,338
75,000		Delphi Financial Group	1,887,000
1,810		EMC Insurance Group, Inc.	40,761
1,962		FBL Financial Group, Inc.	48,030
3,214		First Mercury Financial Corp.	41,878
1,030		Harleysville Group, Inc.	34,773
3,782		Horace Mann Educators Corp.	56,957
69,000		Max Re Capital Ltd.	1,586,310
155,000	@	MGIC Investment Corp.	1,700,350
150		National Western Life Insurance Co.	27,653

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,300	@	Navigators Group, Inc.	$51,129
2,130		Old Republic International Corp.	27,008
55,000		Platinum Underwriters Holdings Ltd.	2,039,400
85,000		Radian Group, Inc.	1,329,400
672		RLI Corp.	38,317
1,662		Safety Insurance Group, Inc.	62,608
2,392		Stewart Information Services Corp.	33,010
9,922	@	United America Indemnity Ltd.	94,954
3,033		United Fire & Casualty Co.	54,564
			13,904,017
		Internet: 0.0%
2,560	@	Infospace, Inc.	28,288
3,290		United Online, Inc.	24,609
			52,897
		Investment Companies: 0.6%
100,000		Apollo Investment Corp.	1,273,000
3,340		Medallion Financial Corp.	26,586
			1,299,586
		Iron/Steel: 1.4%
63,000		AK Steel Holding Corp.	1,440,180
1,070		Carpenter Technology Corp.	39,162
27,000		Schnitzer Steel Industries, Inc.	1,418,310
1,940	@	Terra Nova Royalty Corp.	25,511
			2,923,163
		Leisure Time: 0.0%
1,565		Brunswick Corp.	24,993
			24,993
		Machinery - Construction & Mining: 0.5%
1,193	@	Astec Industries, Inc.	34,549
45,400	@	Terex Corp.	1,031,034
			1,065,583
		Machinery - Diversified: 0.9%
1,340		Applied Industrial Technologies, Inc.	33,299
44,000		Gardner Denver, Inc.	1,937,760
1,951	@	Kadant, Inc.	28,114
1,260		Robbins & Myers, Inc.	30,013
			2,029,186
		Media: 0.0%
1,360		Scholastic Corp.	38,080
			38,080
		Metal Fabricate/Hardware: 0.9%
1,070		CIRCOR International, Inc.	35,535
1,168		Haynes International, Inc.	41,499
2,230	@	Ladish Co., Inc.	44,957
989	@	LB Foster Co.	28,572
1,759		Mueller Industries, Inc.	47,124
1,367		Olympic Steel, Inc.	44,633
56,080	@	RTI International Metals, Inc.	1,700,906
			1,943,226
		Mining: 0.0%
2,905		Harry Winston Diamon Corp.	28,643
			28,643
		Miscellaneous Manufacturing: 1.8%
830		Acuity Brands, Inc.	35,034
517		Ameron International Corp.	32,514
950		AO Smith Corp.	49,942
78,500		Barnes Group, Inc.	1,526,825
32,000		Brink’s Co.	903,360
1,827	@	Ceradyne, Inc.	41,455
1,632	@	EnPro Industries, Inc.	47,459
1,258		Freightcar America, Inc.	30,393
1,100		Harsco Corp.	35,134
2,562		Movado Group, Inc.	28,899
61,700		Trinity Industries, Inc.	1,231,532
			3,962,547
		Oil & Gas: 2.6%
1,090		Berry Petroleum Co.	30,694
44,190	@	Bill Barrett Corp.	1,357,075
1,070	@	Forest Oil Corp.	27,627
1,390		Holly Corp.	38,795
2,440	@	Mariner Energy, Inc.	36,527
1,992		Patterson-UTI Energy, Inc.	27,828
106,842	@	Stone Energy Corp.	1,896,446
74,072	@	Swift Energy Co.	2,276,973
			5,691,965
		Oil & Gas Services: 2.2%
1,060	@	Dawson Geophysical Co.	30,994
1,680		Gulf Island Fabrication, Inc.	36,540
45,000	@	Hornbeck Offshore Services, Inc.	835,650
305,000	@	ION Geophysical Corp.	1,500,600
318		Lufkin Industries, Inc.	25,170
2,480	@	Matrix Service Co.	26,685

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
48,000	@	Oil States International, Inc.	$2,176,320
3,347	@	T.G.C. Industries, Inc.	13,522
1,320	@	T-3 Energy Services, Inc.	32,419
4,480	@	Union Drilling, Inc.	27,597
			4,705,497
		Packaging & Containers: 1.2%
60,906		Graham Packaging Co., Inc.	764,370
607		Greif, Inc. - Class A	33,336
1,561		Greif, Inc. - Class B	80,907
1,500		Packaging Corp. of America	36,915
37,000		Rock-Tenn Co.	1,686,090
			2,601,618
		Real Estate: 0.0%
1,811	@	Avatar Holdings, Inc.	39,371
			39,371
		Retail: 6.8%
1,306	@	America’s Car-Mart, Inc.	31,501
2,045	@	AnnTaylor Stores Corp.	42,332
4,271	@	Benihana, Inc. - Class A	27,762
1,530		Bob Evans Farms, Inc.	47,292
1,640		Casey’s General Stores, Inc.	51,496
1,792		Cash America International, Inc.	70,748
870	@	CEC Entertainment, Inc.	33,138
83,700		Chico’s FAS, Inc.	1,206,954
4,275		Christopher & Banks Corp.	34,200
99,600	@	Domino’s Pizza, Inc.	1,358,544
3,090		Finish Line	50,429
111,370		Foot Locker, Inc.	1,675,005
1,540	@	GameStop Corp.	33,741
25,000	@	Genesco, Inc.	775,250
1,320	@	Jack in the Box, Inc.	31,086
1,850		Men’s Wearhouse, Inc.	44,289
235,118	@	New York & Co., Inc.	1,126,215
27,000		Nu Skin Enterprises, Inc.	785,700
3,020	@	OfficeMax, Inc.	49,588
13,271	@	Pacific Sunwear of California	70,469
290,000	@	Pier 1 Imports, Inc.	1,847,300
1,450	@	Red Robin Gourmet Burgers, Inc.	35,438
107,836		Regis Corp.	2,014,376
116,000	@	Saks, Inc.	997,600
1,864	@	Shoe Carnival, Inc.	42,611
81,000	@	Talbots, Inc.	1,049,760
92,400	@	Texas Roadhouse, Inc.	1,283,436
			14,816,260
		Savings & Loans: 2.0%
4,079		BankFinancial Corp.	37,404
4,782	@	Beneficial Mutual Bancorp, Inc.	45,333
4,800		Brookline Bancorp., Inc.	51,072
3,020		Clifton Savings Bancorp, Inc.	27,995
2,172		ESSA Bancorp, Inc.	27,237
140,000		First Niagara Financial Group, Inc.	1,990,800
3,969		Home Federal Bancorp, Inc.	57,590
2,787	@	Investors Bancorp, Inc.	36,788
2,540		Northfield Bancorp, Inc.	36,779
153,000		Northwest Bancshares, Inc.	1,796,220
2,392		United Financial Bancorp, Inc.	33,440
2,550		Washington Federal, Inc.	51,816
5,260		Westfield Financial, Inc.	48,339
			4,240,813
		Semiconductors: 3.9%
3,920	@	Amkor Technology, Inc.	27,714
285,000	@	Atmel Corp.	1,433,550
1,690	@	ATMI, Inc.	32,634
190,800	@	Cirrus Logic, Inc.	1,600,812
153,289	@	Fairchild Semiconductor International, Inc.	1,632,528
110,000	@	IXYS Corp.	939,400
4,086	@	Kulicke & Soffa Industries, Inc.	29,624
86,600		Micrel, Inc.	923,156
1,430	@	MKS Instruments, Inc.	28,014
2,718	@	Omnivision Technologies, Inc.	46,695
101,000	@	Skyworks Solutions, Inc.	1,575,600
24,336		Ultra Clean Holdings	207,343
730	@	Varian Semiconductor Equipment Associates, Inc.	24,178
2,727		Verigy Ltd.	30,488
2,321	@	Zoran Corp.	24,974
			8,556,710
		Software: 1.3%
2,030	@	Acxiom Corp.	36,418
93,000	@	Ariba, Inc.	1,195,050
3,290	@	Compuware Corp.	27,636
1,752	@	CSG Systems International	36,722
230,000	@	Lawson Software, Inc.	1,520,300

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Software (continued)
2,823	@	Monotype Imaging Holdings, Inc.	$27,468
1,610	@	Parametric Technology Corp.	29,061
1,260	@	Progress Software Corp.	39,602
			2,912,257
		Telecommunications: 2.7%
6,635	@	Adaptec, Inc.	21,696
4,600	@	ADC Telecommunications, Inc.	33,626
1,930	@	Anaren, Inc.	27,483
29,300	@	Anixter International, Inc.	1,372,705
1,312		Black Box Corp.	40,357
120,000	@	Ciena Corp.	1,828,800
350,000	@	Cincinnati Bell, Inc.	1,193,500
38,000	@	CommScope, Inc.	1,064,760
2,263	@	CPI International, Inc.	30,007
2,500		NTELOS Holdings Corp.	44,475
1,320		Plantronics, Inc.	41,290
1,181		Shenandoah Telecom Co.	22,203
4,900	@	Symmetricom, Inc.	28,567
2,599	@	Syniverse Holdings, Inc.	50,603
1,430	@	Tekelec	25,969
5,430		Tellabs, Inc.	41,105
992		Warwick Valley Telephone Co.	14,116
			5,881,262
		Toys/Games/Hobbies: 0.0%
2,310	@	Jakks Pacific, Inc.	30,146
			30,146
		Transportation: 1.6%
1,190		Arkansas Best Corp.	35,557
43,000	@	Diana Shipping, Inc.	650,160
1,792		Heartland Express, Inc.	29,568
5,247	@	Pacer International, Inc.	31,587
124,000	@	RailAmerica, Inc.	1,463,200
722		Ryder System, Inc.	27,985
852		Tidewater, Inc.	40,274
55,412		Werner Enterprises, Inc.	1,283,896
			3,562,227
		Trucking & Leasing: 0.8%
85,000		Textainer Group Holdings Ltd.	1,831,750
			1,831,750
		Water: 0.0%
720	@	Pico Holdings, Inc.	26,777
			26,777
		Total Common Stock
		(Cost $162,084,731)	196,419,055
REAL ESTATE INVESTMENT TRUSTS: 8.6%
		Apartments: 1.1%
45,000		Mid-America Apartment Communities, Inc.	2,330,550
			2,330,550
		Diversified: 0.6%
56,500		DuPont Fabros Technology, Inc.	1,219,835
			1,219,835
		Forestry: 0.0%
1,900		Potlatch Corp.	66,576
			66,576
		Health Care: 0.9%
1,488		National Health Investors, Inc.	57,675
94,000		Omega Healthcare Investors, Inc.	1,832,060
1,350		Universal Health Realty Income Trust	47,709
			1,937,444
		Hotels: 1.2%
6,626		DiamondRock Hospitality Co.	66,989
108,000		LaSalle Hotel Properties	2,516,400
4,917	@	Sunstone Hotel Investors, Inc.	54,923
			2,638,312
		Mortgage: 0.0%
2,210		Starwood Property Trust, Inc.	42,653
			42,653
		Office Property: 2.2%
71,400		BioMed Realty Trust, Inc.	1,180,956
197,000		Brandywine Realty Trust	2,405,370
3,330		Franklin Street Properties Corp.	48,052
33,500		Highwoods Properties, Inc.	1,062,955
			4,697,333
		Regional Malls: 0.5%
85,800		CBL & Associates Properties, Inc.	1,175,460
			1,175,460
		Shopping Centers: 0.6%
96,500		Developers Diversified Realty Corp.	1,174,405
2,592		Urstadt Biddle Properties, Inc.	40,980
			1,215,385

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Single Tenant: 0.0%
1,212		Getty Realty Corp.		$28,361
				28,361
		Storage: 0.9%
260,900		U-Store-It Trust		1,878,480
				1,878,480
		Warehouse/Industrial: 0.6%
8,282		DCT Industrial Trust, Inc.		43,315
175,700	@	First Industrial Realty Trust, Inc.		1,363,432
				1,406,747
		Total Real Estate Investment Trusts
		(Cost $16,526,421)		18,637,136
		Total Long-Term Investments
		(Cost $178,611,152)		215,056,191
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
1,710,863		ING Institutional Prime Money Market Fund - Class I		1,710,863
		Total Short-Term Investments
		(Cost $1,710,863)		1,710,863
		Total Investments in Securities
		(Cost $180,322,015)*	99.8%	$216,767,054
		Other Assets and Liabilities - Net	0.2	530,733
		Net Assets	100.0%	$217,297,787

	@	Non-income producing security
	*	Cost for federal income tax purposes is $189,299,003.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$42,379,770
		Gross Unrealized Depreciation		(14,911,719)
		Net Unrealized Appreciation		$27,468,051

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$196,419,055	$—	$—	$196,419,055
Real Estate Investment Trusts	18,637,136	—	—	18,637,136
Short-Term Investments	1,710,863	—	—	1,710,863
Total Investments, at value	$216,767,054	$—	$—	$216,767,054

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Agriculture: 0.9%
90,602		Philip Morris International, Inc.	$4,725,800
			4,725,800
		Auto Manufacturers: 0.1%
15,460		Paccar, Inc.	670,036
			670,036
		Banks: 12.0%
34,819		Bank of America Corp.	621,519
568,390		Bank of New York Mellon Corp.	17,551,883
16,200		Goldman Sachs Group, Inc.	2,764,206
260,950		JPMorgan Chase & Co.	11,677,513
133,310		Julius Baer Group Ltd.	4,825,148
732,067		Wells Fargo & Co.	22,781,925
			60,222,194
		Beverages: 3.5%
111,050		Coca-Cola Co.	6,107,750
90,900		Diageo PLC ADR	6,131,205
123,700		Heineken Holding NV	5,503,575
			17,742,530
		Building Materials: 0.4%
22,300		Martin Marietta Materials, Inc.	1,863,165
			1,863,165
		Chemicals: 0.7%
29,140		Monsanto Co.	2,081,179
10,195		Potash Corp. of Saskatchewan	1,216,773
			3,297,952
		Coal: 0.6%
1,938,500		China Coal Energy Co. - Class H	3,018,023
			3,018,023
		Commercial Services: 3.6%
695,498		Cosco Pacific Ltd.	1,051,463
221,300		H&R Block, Inc.	3,939,140
285,250		Iron Mountain, Inc.	7,815,850
131,700		Moody’s Corp.	3,918,075
15,400		Visa, Inc.	1,401,862
			18,126,390
		Computers: 1.5%
145,400		Hewlett-Packard Co.	7,728,010
			7,728,010
		Cosmetics/Personal Care: 1.9%
27,700		Natura Cosmeticos S.A.	564,950
142,510		Procter & Gamble Co.	9,016,608
			9,581,558
		Diversified Financial Services: 5.0%
486,520		American Express Co.	20,073,810
81,330		Ameriprise Financial, Inc.	3,689,129
133,310		Julius Baer Holding AG - Reg	1,634,786
			25,397,725
		Electronics: 1.2%
180,068	@	Agilent Technologies, Inc.	6,192,539
			6,192,539
		Engineering & Construction: 0.7%
151,070		ABB Ltd. ADR	3,299,369
			3,299,369
		Food: 1.1%
33,750		Hershey Co.	1,444,838
47,800		Nestle S.A.	2,449,368
58,900		Unilever NV ADR	1,776,424
			5,670,630
		Food Service: 0.0%
5,486	@, I, X	FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 1.1%
8,100	@	SINO-FOREST CORP 144A	158,706
260,560	@	Sino-Forest Corp.	5,105,247
			5,263,953
		Healthcare - Products: 3.4%
59,000		Becton Dickinson & Co.	4,645,070
36,720	@	CareFusion Corp.	970,510
174,300		Johnson & Johnson	11,364,360
			16,979,940
		Healthcare - Services: 0.4%
27,300	@	Laboratory Corp. of America Holdings	2,066,883
			2,066,883
		Holding Companies - Diversified: 0.9%
1,254,265		China Merchants Holdings International Co. Ltd.	4,608,486
			4,608,486

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Housewares: 0.2%
16,400		Hunter Douglas NV	$837,685
			837,685
		Insurance: 11.5%
180	@	Berkshire Hathaway, Inc. - Class A	21,924,000
20,300		Berkshire Hathaway, Inc. - Class B	1,649,781
9,335		Everest Re Group Ltd.	755,482
2,340		Fairfax Financial Holdings Ltd.	879,876
4,480		Fairfax Financial Holdings Ltd.	1,680,179
339,999		Loews Corp.	12,675,163
1,175	@	Markel Corp.	440,226
39,200		Principal Financial Group, Inc.	1,145,032
598,480		Progressive Corp.	11,424,983
96,170		Transatlantic Holdings, Inc.	5,077,776
			57,652,498
		Internet: 1.6%
11,330	@	Amazon.com, Inc.	1,537,821
9,419	@	Google, Inc. - Class A	5,340,667
84,700	@	Liberty Media Corp. - Interactive - Class A	1,296,757
			8,175,245
		Leisure Time: 0.8%
149,650		Harley-Davidson, Inc.	4,200,676
			4,200,676
		Media: 2.1%
96,700		Grupo Televisa SA ADR	2,032,634
7,416	@	Liberty Media Corp. - Starz	405,507
254,170		News Corp. - Class A	3,662,590
127,700		Walt Disney Co.	4,458,007
			10,558,738
		Mining: 1.5%
64,500		BHP Billiton PLC	2,204,479
41,632		Rio Tinto PLC	2,461,228
64,850		Vulcan Materials Co.	3,063,514
			7,729,221
		Miscellaneous Manufacturing: 0.7%
98,115		Tyco International Ltd.	3,752,899
			3,752,899
		Oil & Gas: 13.3%
167,210		Canadian Natural Resources Ltd.	12,380,228
23,700		ConocoPhillips	1,212,729
218,720		Devon Energy Corp.	14,092,130
174,600		EOG Resources, Inc.	16,227,324
197,830		Occidental Petroleum Corp.	16,724,548
270,000		OGX Petroleo e Gas Participacoes S.A.	2,526,387
44,276	@	Transocean Ltd.	3,824,561
			66,987,907
		Packaging & Containers: 1.7%
402,494		Sealed Air Corp.	8,484,574
			8,484,574
		Pharmaceuticals: 7.2%
66,840		Cardinal Health, Inc.	2,408,245
90,820	@	Express Scripts, Inc.	9,241,843
35,730		Mead Johnson Nutrition Co.	1,859,032
375,015		Merck & Co., Inc.	14,006,810
506,300		Pfizer, Inc.	8,683,045
			36,198,975
		Real Estate: 0.9%
62,848		Brookfield Asset Management, Inc. - Class A	1,597,596
565,000		Hang Lung Group Ltd.	2,992,596
			4,590,192
		Retail: 9.0%
183,300	@	Bed Bath & Beyond, Inc.	8,021,208
187,499	@	Carmax, Inc.	4,709,975
303,425		Costco Wholesale Corp.	18,117,507
399,227		CVS Caremark Corp.	14,595,739
			45,444,429
		Semiconductors: 1.6%
332,250		Texas Instruments, Inc.	8,130,158
			8,130,158
		Software: 2.8%
202,000		Activision Blizzard, Inc.	2,436,120
390,970		Microsoft Corp.	11,443,692
			13,879,812
		Transportation: 1.1%
958,000		China Shipping Development Co. Ltd.	1,560,720
25,157		Kuehne & Nagel International AG	2,541,843
59,200	@	LLX Logistica S.A.	279,963
13,815		United Parcel Service, Inc. - Class B	889,824
			5,272,350
		Total Common Stock
		(Cost $443,181,401)	478,350,597

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.7%
		Forest Products & Paper: 0.2%
$649,000	#, I	Sino-Forest Corp., 5.000%, due 08/01/13		$786,913
				786,913
		Leisure Time: 0.5%
2,000,000	I	Harley-Davidson, Inc., 15.000%, due 02/01/14		2,543,626
				2,543,626
		Total Corporate Bonds/Notes
		(Cost $2,649,000)		3,330,539
		Total Long-Term Investments
		(Cost $445,830,401)		481,681,136
SHORT-TERM INVESTMENTS: 5.1%
		Commercial Paper: 5.1%
7,397,000		Intesa Funding, LLC, 0.160%, due 04/01/10		7,396,967
18,289,000		UBS AG, 0.050%, due 04/01/10		18,288,975
		Total Short-Term Investments
		(Cost $25,685,942)		25,685,942
		Total Investments in Securities
		(Cost $471,516,343)*	100.8%	$507,367,078
		Other Assets and Liabilities - Net	(0.8)	(3,997,103)
		Net Assets	100.0%	$503,369,975

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $474,631,545.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$53,991,499
		Gross Unrealized Depreciation		(21,255,966)
		Net Unrealized Appreciation		$32,735,533

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Agriculture	$4,725,800	$—	$—	$4,725,800
Auto Manufacturers	670,036	—	—	670,036
Banks	55,397,046	4,825,148	—	60,222,194
Beverages	12,238,955	5,503,575	—	17,742,530
Building Materials	1,863,165	—	—	1,863,165
Chemicals	3,297,952	—	—	3,297,952
Coal	—	3,018,023	—	3,018,023
Commercial Services	17,074,927	1,051,463	—	18,126,390
Computers	7,728,010	—	—	7,728,010
Cosmetics/Personal Care	9,581,558	—	—	9,581,558
Diversified Financial Services	23,762,939	1,634,786	—	25,397,725
Electronics	6,192,539	—	—	6,192,539
Engineering & Construction	3,299,369	—	—	3,299,369
Food	3,221,262	2,449,368	—	5,670,630
Food Service	—	—	55	55
Forest Products & Paper	5,263,953	—	—	5,263,953
Healthcare - Products	16,979,940	—	—	16,979,940
Healthcare - Services	2,066,883	—	—	2,066,883
Holding Companies - Diversified	—	4,608,486	—	4,608,486
Housewares	—	837,685	—	837,685
Insurance	55,972,319	1,680,179	—	57,652,498
Internet	8,175,245	—	—	8,175,245
Leisure Time	4,200,676	—	—	4,200,676
Media	10,558,738	—	—	10,558,738
Mining	3,063,514	4,665,707	—	7,729,221
Miscellaneous Manufacturing	3,752,899	—	—	3,752,899
Oil & Gas	66,987,907	—	—	66,987,907
Packaging & Containers	8,484,574	—	—	8,484,574
Pharmaceuticals	36,198,975	—	—	36,198,975
Real Estate	1,597,596	2,992,596	—	4,590,192
Retail	45,444,429	—	—	45,444,429
Semiconductors	8,130,158	—	—	8,130,158
Software	13,879,812	—	—	13,879,812
Transportation	1,169,787	4,102,563	—	5,272,350
Total Common Stock	440,980,963	37,369,579	55	478,350,597
Corporate Bonds/Notes	—	3,330,539	—	3,330,539
Short-Term Investments	—	25,685,942	—	25,685,942
Total Investments, at value	$440,980,963	$66,386,060	$55	$507,367,078

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Common Stock	$55	$—	$—	$—	$—	$—	$—	$—	$55
Total Investments, at value	$55	$—	$—	$—	$—	$—	$—	$—	$55

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 99.7%
15,526,531		Fidelity VIP Contrafund Portfolio		$331,336,180
		Total Investments in Master Fund
		(Cost $394,425,550)*	99.7%	$331,336,180
		Other Assets and Liabilities - Net	0.3	1,099,275
		Net Assets	100.0%	$332,435,455

	*	Cost for federal income tax purposes is $426,403,047.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(95,066,867)
		Net Unrealized Depreciation		$(95,066,867)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$331,336,180	$—	$—	$331,336,180
Total Investments, at value	$331,336,180	$—	$—	$331,336,180

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.0%
1,928,516		Fidelity VIP Equity-Income Portfolio		$33,845,457
		Total Investments in Master Fund
		(Cost $39,963,408)*	100.0%	$33,845,457
		Other Assets and Liabilities - Net	0.0	14,868
		Net Assets	100.0%	$33,860,325

	*	Cost for federal income tax purposes is $47,583,850.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(13,738,393)
		Net Unrealized Depreciation		$(13,738,393)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$33,845,457	$—	$—	$33,845,457
Total Investments, at value	$33,845,457	$—	$—	$33,845,457

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 99.8%
759,363		Fidelity VIP Growth Portfolio		$24,033,831
		Total Investments in Master Fund
		(Cost $27,120,727)*	99.8%	$24,033,831
		Other Assets and Liabilities - Net	0.2	48,666
		Net Assets	100.0%	$24,082,497

	*	Cost for federal income tax purposes is $29,294,677.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(5,260,846)
		Net Unrealized Depreciation		$(5,260,846)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$24,033,831	$—	$—	$24,033,831
Total Investments, at value	$24,033,831	$—	$—	$24,033,831

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 99.2%
2,556,112		Fidelity VIP Mid Cap Portfolio		$68,197,076
		Total Investments in Master Fund
		(Cost $75,458,734)*	99.2%	$68,197,076
		Other Assets and Liabilities - Net	0.8	549,794
		Net Assets	100.0%	$68,746,870

	*	Cost for federal income tax purposes is $81,922,653.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(13,725,577)
		Net Unrealized Depreciation		$(13,725,577)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$68,197,076	$—	$—	$68,197,076
Total Investments, at value	$68,197,076	$—	$—	$68,197,076

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
1,894,706		ING International Index Portfolio - Class I		$15,688,162
5,354,914		ING Russell Large Cap Index Portfolio - Class I		49,907,801
329,506		ING Russell Mid Cap Index Portfolio - Class I		3,324,714
341,550		ING Russell Small Cap Index Portfolio - Class I		3,640,928
5,758,296		ING U.S. Bond Index Portfolio - Class I		60,865,184
		Total Investments in Affiliated Investment Companies
		(Cost $124,921,061)*	99.9%	$133,426,789
		Other Assets and Liabilities - Net	0.1	80,389
		Net Assets	100.0%	$133,507,178

	*	Cost for federal income tax purposes is $125,650,273.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,776,516
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$7,776,516

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$133,426,789	$—	$—	$133,426,789
Total Investments, at value	$133,426,789	$—	$—	$133,426,789

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,115,231		ING International Index Portfolio - Class I		$25,794,117
7,509,869		ING Russell Large Cap Index Portfolio - Class I		69,991,976
707,308		ING Russell Mid Cap Index Portfolio - Class I		7,136,734
799,816		ING Russell Small Cap Index Portfolio - Class I		8,526,041
2,988,261		ING U.S. Bond Index Portfolio - Class I		31,585,919
		Total Investments in Affiliated Investment Companies
		(Cost $128,780,451)*	100.0%	$143,034,787
		Other Assets and Liabilities - Net	(0.0)	(26,424)
		Net Assets	100.0%	$143,008,363

	*	Cost for federal income tax purposes is $129,945,321.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,089,466
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$13,089,466

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$143,034,787	$—	$—	$143,034,787
Total Investments, at value	$143,034,787	$—	$—	$143,034,787

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,751,747		ING International Index Portfolio - Class I		$22,784,463
4,772,158		ING Russell Large Cap Index Portfolio - Class I		44,476,517
749,738		ING Russell Mid Cap Index Portfolio - Class I		7,564,854
794,812		ING Russell Small Cap Index Portfolio - Class I		8,472,695
1,079,831		ING U.S. Bond Index Portfolio - Class I		11,413,812
		Total Investments in Affiliated Investment Companies
		(Cost $83,560,372)*	100.1%	$94,712,341
		Other Assets and Liabilities - Net	(0.1)	(110,447)
		Net Assets	100.0%	$94,601,894

	*	Cost for federal income tax purposes is $84,574,618.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,137,723
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$10,137,723

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$94,712,341	$—	$—	$94,712,341
Total Investments, at value	$94,712,341	$—	$—	$94,712,341

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,690,933		ING International Index Portfolio - Class I		$14,000,921
1,815,063		ING Russell Large Cap Index Portfolio - Class I		16,916,387
460,709		ING Russell Mid Cap Index Portfolio - Class I		4,648,554
513,073		ING Russell Small Cap Index Portfolio - Class I		5,469,359
120,646		ING U.S. Bond Index Portfolio - Class I		1,275,223
		Total Investments in Affiliated Investment Companies
		(Cost $37,443,615)*	100.1%	$42,310,444
		Other Assets and Liabilities - Net	(0.1)	(35,616)
		Net Assets	100.0%	$42,274,828

	*	Cost for federal income tax purposes is $38,023,966.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,286,478
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$4,286,478

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$42,310,444	$—	$—	$42,310,444
Total Investments, at value	$42,310,444	$—	$—	$42,310,444

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 170.1%
3,086		ING International Index Portfolio - Class I		$25,554
3,317		ING Russell Large Cap Index Portfolio - Class I		30,916
842		ING Russell Mid Cap Index Portfolio - Class I		8,498
940		ING Russell Small Cap Index Portfolio - Class I		10,017
220		ING U.S. Bond Index Portfolio - Class I		2,326
		Total Investments in Affiliated Investment Companies
		(Cost $76,581)*	170.1%	$77,311
		Other Assets and Liabilities - Net	(70.1)	(31,868)
		Net Assets	100.0%	$45,443

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$730
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$730

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$77,311	$—	$—	$77,311
Total Investments, at value	$77,311	$—	$—	$77,311

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,263,130		ING International Index Portfolio - Class I		$10,458,715
5,033,606		ING Russell Large Cap Index Portfolio - Class I		46,913,206
11,070,046		ING U.S. Bond Index Portfolio - Class I		117,010,382
		Total Investments in Affiliated Investment Companies
		(Cost $166,809,326)*	100.0%	$174,382,303
		Other Assets and Liabilities - Net	(0.0)	(54,922)
		Net Assets	100.0%	$174,327,381

	*	Cost for federal income tax purposes is $166,863,662.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,518,641
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$7,518,641

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$174,382,303	$—	$—	$174,382,303
Total Investments, at value	$174,382,303	$—	$—	$174,382,303

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.5%
		Advertising: 0.9%
115,001	@	Clear Channel Outdoor Holdings, Inc.	$1,220,161
32,500		Omnicom Group	1,261,325
			2,481,486
		Aerospace/Defense: 1.7%
18,500	@	Alliant Techsystems, Inc.	1,504,050
32,800		L-3 Communications Holdings, Inc.	3,005,464
			4,509,514
		Agriculture: 0.6%
20,100		Lorillard, Inc.	1,512,324
			1,512,324
		Apparel: 0.2%
6,200		VF Corp.	496,930
			496,930
		Auto Parts & Equipment: 0.7%
65,600		WABCO Holdings, Inc.	1,962,752
			1,962,752
		Banks: 7.9%
52,900		Bancorpsouth, Inc.	1,108,784
83,400		BB&T Corp.	2,701,326
27,300		City National Corp.	1,473,381
33,500		Cullen/Frost Bankers, Inc.	1,869,300
175,900		Keycorp	1,363,225
54,751	L	M&T Bank Corp.	4,346,134
26,800		Northern Trust Corp.	1,480,968
78,700		SunTrust Bank	2,108,373
122,400		TCF Financial Corp.	1,951,056
83,100		Wilmington Trust Corp.	1,376,967
49,400	L	Zions Bancorp.	1,077,908
			20,857,422
		Beverages: 0.7%
29,175		Brown-Forman Corp.	1,734,454
			1,734,454
		Chemicals: 4.5%
13,000		Airgas, Inc.	827,060
81,608		Albemarle Corp.	3,478,949
41,500		PPG Industries, Inc.	2,714,100
26,300		Sherwin-Williams Co.	1,779,984
58,300		Sigma-Aldrich Corp.	3,128,378
			11,928,471
		Commercial Services: 1.7%
122,600		H&R Block, Inc.	2,182,280
4,940		Washington Post	2,194,249
			4,376,529
		Computers: 1.9%
108,800		Jack Henry & Associates, Inc.	2,617,728
108,000	@	Synopsys, Inc.	2,415,960
			5,033,688
		Distribution/Wholesale: 1.2%
73,700		Genuine Parts Co.	3,113,088
			3,113,088
		Diversified Financial Services: 1.7%
13,400	@	Affiliated Managers Group, Inc.	1,058,600
30,700		Ameriprise Financial, Inc.	1,392,552
39,300		T. Rowe Price Group, Inc.	2,158,749
			4,609,901
		Electric: 7.0%
245,800		CMS Energy Corp.	3,800,068
64,100		NSTAR	2,270,422
73,919		Pacific Gas & Electric Co.	3,135,644
134,700		Westar Energy, Inc.	3,003,810
53,600		Wisconsin Energy Corp.	2,648,376
167,900		Xcel Energy, Inc.	3,559,480
			18,417,800
		Electrical Components & Equipment: 0.9%
13,500		Ametek, Inc.	559,710
27,900	@	Energizer Holdings, Inc.	1,751,004
			2,310,714
		Electronics: 3.4%
65,600		Amphenol Corp.	2,767,664
73,800	@	Arrow Electronics, Inc.	2,223,594
145,300		Tyco Electronics Ltd.	3,992,844
			8,984,102
		Entertainment: 0.2%
19,900		Madison Square Garden, Inc.	432,427
			432,427

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Environmental Control: 2.1%
186,217		Republic Services, Inc.	$5,404,017
			5,404,017
		Food: 3.1%
57,000		JM Smucker Co.	3,434,820
20,500		McCormick & Co., Inc.	786,380
160,000		Safeway, Inc.	3,977,600
			8,198,800
		Gas: 1.6%
91,700		Energen Corp.	4,266,801
			4,266,801
		Hand/Machine Tools: 0.9%
52,300		Snap-On, Inc.	2,266,682
			2,266,682
		Healthcare - Products: 1.6%
52,300		Becton Dickinson & Co.	4,117,579
			4,117,579
		Healthcare - Services: 3.8%
76,400	@	Community Health Systems, Inc.	2,821,452
96,300	@	Coventry Health Care, Inc.	2,380,536
108,700	@	Lincare Holdings, Inc.	4,878,456
			10,080,444
		Household Products/Wares: 2.7%
28,100		Clorox Co.	1,802,334
75,650		Fortune Brands, Inc.	3,669,782
51,800		Jarden Corp.	1,724,422
			7,196,538
		Insurance: 11.3%
18,400		AON Corp.	785,864
83,950		Assurant, Inc.	2,886,201
168,061		Cincinnati Financial Corp.	4,856,963
109,600		Loews Corp.	4,085,888
443,850		Old Republic International Corp.	5,628,016
112,996		OneBeacon Insurance Group Ltd.	1,949,181
112,800		Principal Financial Group, Inc.	3,294,888
31,900		Symetra Financial Corp.	420,442
58,700		Transatlantic Holdings, Inc.	3,099,360
103,200		WR Berkley Corp.	2,692,488
			29,699,291
		Internet: 0.9%
90,100		Expedia, Inc.	2,248,896
			2,248,896
		Lodging: 0.7%
57,006		Marriott International, Inc.	1,796,829
			1,796,829
		Machinery - Diversified: 1.0%
43,700		Roper Industries, Inc.	2,527,608
			2,527,608
		Media: 1.8%
65,600		Cablevision Systems Corp.	1,583,584
97,600		Gannett Co., Inc.	1,612,352
32,900		Scripps Networks Interactive - Class A	1,459,115
			4,655,051
		Metal Fabricate/Hardware: 1.5%
30,780		Precision Castparts Corp.	3,900,134
			3,900,134
		Mining: 0.3%
17,900		Vulcan Materials Co.	845,596
			845,596
		Miscellaneous Manufacturing: 1.4%
39,800		Carlisle Cos., Inc.	1,516,380
45,179	@	Cooper Industries PLC	2,165,881
			3,682,261
		Oil & Gas: 2.9%
131,000	@	CVR Energy, Inc.	1,146,250
53,600		Devon Energy Corp.	3,453,448
76,400		EQT Corp.	3,132,400
			7,732,098
		Packaging & Containers: 1.5%
73,300		Ball Corp.	3,912,754
			3,912,754
		Pharmaceuticals: 0.5%
44,200	@	VCA Antech, Inc.	1,238,926
			1,238,926
		Pipelines: 4.5%
59,985	@	Kinder Morgan Management, LLC	3,516,321
64,100		Oneok, Inc.	2,926,165
238,397		Williams Cos., Inc.	5,506,971
			11,949,457
		Real Estate: 0.9%
158,350		Brookfield Properties Co.	2,432,256
			2,432,256

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Retail: 8.5%
71,123	@, L	Autonation, Inc.		$1,285,904
14,550	@	Autozone, Inc.		2,518,460
51,700	@	Bed Bath & Beyond, Inc.		2,262,392
38,653		Darden Restaurants, Inc.		1,721,605
196,400		Gap, Inc.		4,538,804
18,500		Phillips-Van Heusen		1,061,160
56,700		Staples, Inc.		1,326,213
48,500		Tiffany & Co.		2,303,265
62,400		TJX Cos., Inc.		2,653,248
68,300		Yum! Brands, Inc.		2,617,939
				22,288,990
		Savings & Loans: 0.4%
71,400		People’s United Financial, Inc.		1,116,696
				1,116,696
		Semiconductors: 0.5%
65,414	@	Avago Technologies Ltd.		1,344,912
				1,344,912
		Telecommunications: 2.4%
73,300		CenturyTel, Inc.		2,599,218
89,387		Telephone & Data Systems, Inc.		2,667,308
84,921		Windstream Corp.		924,790
				6,191,316
		Transportation: 0.8%
96,800	L	Teekay Shipping Corp.		2,201,232
				2,201,232
		Water: 0.7%
86,100		American Water Works Co., Inc.		1,873,536
				1,873,536
		Total Common Stock
		(Cost $218,419,897)		245,930,302
REAL ESTATE INVESTMENT TRUSTS: 4.3%
		Diversified: 1.1%
36,576		Vornado Realty Trust		2,768,803
				2,768,803
		Health Care: 0.8%
42,100		Ventas, Inc.		1,998,908
				1,998,908
		Shopping Centers: 1.9%
187,500		Kimco Realty Corp.		2,932,499
58,500		Regency Centers Corp.		2,191,995
				5,124,494
		Storage: 0.5%
15,500		Public Storage, Inc.		1,425,845
				1,425,845
		Total Real Estate Investment Trusts
		(Cost $9,223,865)		11,318,050
		Total Long-Term Investments
		(Cost $227,643,762)		257,248,352
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 1.8%
4,872,220		ING Institutional Prime Money Market Fund - Class I		4,872,220
		Total Mutual Fund
		(Cost $4,872,220)		4,872,220
		Securities Lending Collateral(cc): 2.4%
5,869,128		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		5,869,128
565,915	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		452,732
		Total Securities Lending Collateral
		(Cost $6,435,043)		6,321,860
		Total Short-Term Investments
		(Cost $11,307,263)		11,194,080
		Total Investments in Securities
		(Cost $238,951,025)*	102.0%	$268,442,432
		Other Assets and Liabilities - Net	(2.0)	(5,375,258)
		Net Assets	100.0%	$263,067,174

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $246,768,442.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$36,484,600
		Gross Unrealized Depreciation		(14,810,610)
		Net Unrealized Appreciation		$21,673,990

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$245,930,302	$—	$—	$245,930,302
Real Estate Investment Trusts	11,318,050	—	—	11,318,050
Short-Term Investments	10,741,348	—	452,732	11,194,080
Total Investments, at value	$267,989,700	$—	$452,732	$268,442,432

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732
Total Investments, at value	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.8%
		Aerospace/Defense: 3.3%
137,370		L-3 Communications Holdings, Inc.	$12,587,213
			12,587,213
		Banks: 0.2%
26,376		Bank of America Corp.	470,812
1,646		Goldman Sachs Group, Inc.	280,857
			751,669
		Biotechnology: 20.7%
407,420	@	Amgen, Inc.	24,347,419
470,390	@	Biogen Idec, Inc.	26,981,570
423,000	@	Genzyme Corp.	21,924,090
124,160	@	Vertex Pharmaceuticals, Inc.	5,074,419
			78,327,498
		Computers: 4.3%
18,860	@, L	LaserCard Corp.	118,629
279,300	@	Sandisk Corp.	9,672,159
352,356	@	Seagate Technology, Inc.	6,434,021
			16,224,809
		Diversified Financial Services: 0.7%
100,750		Cohen & Steers, Inc.	2,514,720
			2,514,720
		Electronics: 2.1%
19,190	@	Dolby Laboratories, Inc.	1,125,877
252,558		Tyco Electronics Ltd.	6,940,294
			8,066,171
		Engineering & Construction: 0.2%
17,870		Fluor Corp.	831,134
			831,134
		Entertainment: 1.0%
5,220	@	Ascent Media Corp.	142,245
167,750		Madison Square Garden, Inc.	3,645,208
			3,787,453
		Healthcare - Products: 3.9%
212,520	@, L	BioMimetic Therapeutics, Inc.	2,794,638
235,748		Covidien PLC	11,853,409
			14,648,047
		Healthcare - Services: 6.9%
796,190		UnitedHealth Group, Inc.	26,011,527
			26,011,527
		Internet: 1.5%
358,315	@	Liberty Media Corp. - Interactive - Class A	5,485,803
			5,485,803
		Iron/Steel: 0.4%
30,480		Nucor Corp.	1,383,182
			1,383,182
		Media: 16.1%
671,000		Cablevision Systems Corp.	16,197,940
68,235		CBS Corp. - Class B	951,196
143,090		Comcast Corp. – Class A	2,692,954
1,006,635		Comcast Corp. – Special Class A	18,089,231
252,148	@	DirecTV	8,525,124
62,205	@	Discovery Communications, Inc. - Class A	2,101,907
62,205	@	Discovery Communications, Inc. - Class C	1,829,449
53,146	@, L	Liberty Global, Inc.	1,549,737
53,003	@	Liberty Global, Inc. - Series C	1,531,257
66,735	@, L	Liberty Media Corp. - Capital Shares A	2,427,152
28,710	@	Liberty Media Corp. - Starz	1,569,863
61,295	@	Viacom - Class B	2,107,322
74,460	L	World Wrestling Entertainment, Inc.	1,288,158
			60,861,290
		Mining: 1.0%
47,460		Freeport-McMoRan Copper & Gold, Inc.	3,964,808
			3,964,808
		Miscellaneous Manufacturing: 4.6%
192,420		Pall Corp.	7,791,086
252,588		Tyco International Ltd.	9,661,491
			17,452,577
		Oil & Gas: 9.6%
501,095		Anadarko Petroleum Corp.	36,494,749
			36,494,749
		Oil & Gas Services: 7.3%
149,919		National Oilwell Varco, Inc.	6,083,713
1,364,430	@	Weatherford International Ltd.	21,639,861
			27,723,574
		Pharmaceuticals: 7.0%
79,830	@	Alkermes, Inc.	1,035,395
551,504	@	Forest Laboratories, Inc.	17,295,165

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
70,540	@	Isis Pharmaceuticals, Inc.		$770,297
51,392		Teva Pharmaceutical Industries Ltd. ADR		3,241,807
93,330	@, L	Valeant Pharmaceuticals International		4,004,790
				26,347,454
		Retail: 0.3%
184,500	@	Charming Shoppes, Inc.		1,007,370
				1,007,370
		Semiconductors: 5.8%
336,320		Broadcom Corp.		11,159,098
84,200	@	Cree, Inc.		5,912,524
52,890	@	DSP Group, Inc.		440,574
207,240		Intel Corp.		4,613,162
				22,125,358
		Software: 1.8%
73,870	@, L	Advent Software, Inc.		3,305,683
116,970	@	Autodesk, Inc.		3,441,257
				6,746,940
		Telecommunications: 1.1%
87,217	@	Arris Group, Inc.		1,047,476
203,160	L	Nokia OYJ ADR		3,157,106
				4,204,582
		Total Common Stock
		(Cost $326,938,047)		377,547,928
SHORT-TERM INVESTMENTS: 3.5%
		Affiliated Mutual Fund: 0.3%
1,357,231		ING Institutional Prime Money Market Fund - Class I		1,357,231
		Total Mutual Fund
		(Cost $1,357,231)		1,357,231
		Securities Lending Collateral(cc): 3.2%
11,858,787		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		11,858,787
154,628	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		123,702
		Total Securities Lending Collateral
		(Cost $12,013,415)		11,982,489
		Total Short-Term Investments
		(Cost $13,370,646)		13,339,720
		Total Investments in Securities
		(Cost $340,308,693)*	103.3%	$390,887,648
		Other Assets and Liabilities - Net	(3.3)	(12,305,069)
		Net Assets	100.0%	$378,582,579

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $340,334,334.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$75,675,732
		Gross Unrealized Depreciation		(25,122,418)
		Net Unrealized Appreciation		$50,553,314

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$377,547,928	$—	$—	$377,547,928
Short-Term Investments	13,216,018	—	123,702	13,339,720
Total Investments, at value	$390,763,946	$—	$123,702	$390,887,648

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$123,702	$—	$—	$—	$—	$—	$—	$—	$123,702
Total Investments, at value	$123,702	$—	$—	$—	$—	$—	$123,702	$—	$123,702

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Bermuda: 1.0%
920,100		XL Capital Ltd.	$17,389,890
			17,389,890
		Brazil: 1.4%
125,500		Cia de Bebidas das Americas ADR	11,503,330
548,300	L	Empresa Brasileira de Aeronautica SA ADR	13,137,268
			24,640,598
		Canada: 0.7%
430,900	L	Husky Energy, Inc.	12,358,703
			12,358,703
		Finland: 0.7%
476,100		Fortum OYJ	11,651,965
			11,651,965
		France: 5.8%
285,668		LVMH Moet Hennessy Louis Vuitton S.A.	33,372,197
141,399		Sanofi-Aventis	10,552,432
194,196		Societe Generale	12,187,742
265,434		Technip S.A.	21,546,367
379,794		Total S.A.	22,042,581
			99,701,319
		Germany: 7.2%
185,342		Allianz AG	23,196,982
65,953		Bayer AG	4,456,455
327,865	L	Bayerische Motoren Werke PFD	11,629,350
148,691		Bayerische Motoren Werke AG	6,859,624
51,421		Linde AG	6,133,452
592,636		SAP AG	28,691,953
430,518		Siemens AG	43,016,300
			123,984,116
		India: 2.3%
543,065		Infosys Technologies Ltd.	31,622,924
1,528,003	@	WIRE&WIRELESS EXCERCISED	546,262
1,335,476		Zee Telefilms Ltd.	7,974,253
			40,143,439
		Italy: 1.8%
1,092,300	L	Bulgari S.p.A.	8,900,914
145,400		Lottomatica S.p.A.	2,775,707
306,979		Prysmian S.p.A.	6,030,125
175,925	L	Tod’s S.p.A.	12,950,289
			30,657,035
		Japan: 10.4%
6,894		Dai-ichi Life Insurance Co., Ltd.	10,323,671
79,600		Fanuc Ltd.	8,460,319
623,300		Hoya Corp.	17,161,944
3,158		KDDI Corp.	16,348,385
57,683		Keyence Corp.	13,811,526
97,900		Kyocera Corp.	9,556,154
351,300		Murata Manufacturing Co. Ltd.	19,991,394
104,300		Nidec Corp.	11,183,236
36,700	L	Nintendo Co. Ltd.	12,307,843
245,700		Secom Co. Ltd.	10,757,727
817,100		Sony Corp.	31,308,312
420,100	L	Sumitomo Mitsui Financial Group, Inc.	13,917,820
245,000		Tanabe Seiyaku Co. Ltd.	3,462,019
			178,590,350
		Mexico: 3.3%
4,785,200	@	Fomento Economico Mexicano SA de CV ADR	22,761,509
2,359,400	@	Grupo Modelo S.A.	13,930,741
971,900		Grupo Televisa SA ADR	20,429,338
			57,121,588
		Netherlands: 3.1%
839,903		European Aeronautic Defence and Space Co. NV	16,872,534
703,277		Koninklijke Philips Electronics NV	22,565,578
448,325		TNT NV	12,838,861
			52,276,973
		Norway: 0.7%
401,000	L	Tandberg ASA	11,437,962
			11,437,962
		South Korea: 0.1%
3,535		Shinsegae Co. Ltd.	1,672,137
			1,672,137
		Spain: 1.3%
329,000		Inditex S.A.	21,699,359
			21,699,359
		Sweden: 6.7%
1,324,200		Assa Abloy AB	25,900,343
900,475		Investor AB	17,264,875
6,747,920		Telefonaktiebolaget LM Ericsson	70,758,802
			113,924,020

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Switzerland: 6.0%
19,127	@	Basilea Pharmaceutica - Reg	$1,482,284
806,544		Credit Suisse Group	41,514,763
333,089		Nestle S.A.	17,068,148
138,380		Roche Holding AG - Genusschein	22,474,371
1,185,838	@	UBS AG - Reg	19,291,100
			101,830,666
		Taiwan: 1.9%
963,915		MediaTek, Inc.	16,730,209
8,000,111		Taiwan Semiconductor Manufacturing Co. Ltd.	15,502,145
			32,232,354
		United Kingdom: 6.5%
1,560,710		3i Group PLC	6,887,793
411,169		Diageo PLC	6,912,917
2,279,098		HSBC Holdings PLC	23,155,640
1,743,516		Prudential PLC	14,423,482
164,396		Reckitt Benckiser PLC	9,032,550
2,401,360		Tesco PLC	15,876,725
681,757		Unilever PLC	19,958,167
6,604,406		Vodafone Group PLC	15,275,422
			111,522,696
		United States: 37.7%
294,900		3M Co.	24,644,793
596,183	@	Adobe Systems, Inc.	21,086,993
614,000		Aetna, Inc.	21,557,540
420,500		Aflac, Inc.	22,828,945
994,000		Altera Corp.	24,164,140
459,100	@	Amylin Pharmaceuticals, Inc.	10,325,159
519,400		Automatic Data Processing, Inc.	23,097,718
127,100		Boeing Co.	9,228,731
741,700		Carnival Corp.	28,837,296
271,400		Colgate-Palmolive Co.	23,139,564
1,025,200		Corning, Inc.	20,719,292
117,400	@	Dendreon Corp.	4,281,578
1,449,800	@	eBay, Inc.	39,072,110
291,200		Emerson Electric Co.	14,659,008
580,900		Fidelity National Title Group, Inc.	8,608,938
212,700	@, L	InterMune, Inc.	9,480,039
871,300	@	Intuit, Inc.	29,920,442
1,224,300	@	Juniper Networks, Inc.	37,561,524
110,500		Lockheed Martin Corp.	9,195,810
813,200		Maxim Integrated Products	15,767,948
393,200		McDonald’s Corp.	26,234,304
1,109,000		Microsoft Corp.	32,460,430
266,600		Raytheon Co.	15,228,192
133,000	@	Regeneron Pharmaceuticals, Inc.	3,523,170
456,854	@	Seattle Genetics, Inc.	5,454,837
391,900	@	Shuffle Master, Inc.	3,209,661
6,232,839	@, L	Sirius XM Radio, Inc.	5,425,686
1,740,600	@	SLM Corp.	21,792,312
349,200	@	Theravance, Inc.	4,651,344
530,600		Tiffany & Co.	25,198,194
221,079	@	Transocean Ltd.	19,096,804
422,600		Wal-Mart Stores, Inc.	23,496,560
816,300		Walt Disney Co.	28,497,033
367,800	@	WellPoint, Inc.	23,678,964
136,800	@	Zimmer Holdings, Inc.	8,098,560
			644,223,619
		Total Common Stock
		(Cost $1,511,534,293)	1,687,058,789

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.1%
		United States: 0.1%
$1,890,000		Theravance, Inc., 3.000%, due 01/15/15	$1,634,850
		Total Corporate Bonds/Notes
		(Cost $1,890,000)	1,634,850
		Total Long-Term Investments
		(Cost $1,513,424,293)	1,688,693,639

Shares			Value
SHORT-TERM INVESTMENTS: 7.1%
		Affiliated Mutual Fund: 1.6%
27,159,408		ING Institutional Prime Money Market Fund - Class I	27,159,408
		Total Mutual Fund
		(Cost $27,159,408)	27,159,408

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Securities Lending Collateral(cc): 5.5%
91,052,697		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$91,052,697
3,820,850	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		3,056,680
		Total Securities Lending Collateral
		(Cost $94,873,547)		94,109,377
		Total Short-Term Investments
		(Cost $122,032,955)		121,268,785
		Total Investments in Securities
		(Cost $1,635,457,248)*	105.8%	$1,809,962,424
		Other Assets and Liabilities - Net	(5.8)	(99,928,284)
		Net Assets	100.0%	$1,710,034,140

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $1,658,355,935.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$306,892,488
		Gross Unrealized Depreciation		(155,285,999)
		Net Unrealized Appreciation		$151,606,489

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	3.7%
Apparel	0.8
Auto Manufacturers	1.1
Banks	6.4
Beverages	3.2
Biotechnology	2.0
Chemicals	0.6
Commercial Services	2.0
Computers	1.8
Cosmetics/Personal Care	1.4
Diversified Financial Services	1.3
Electric	0.7
Electrical Components & Equipment	1.2
Electronics	5.5
Entertainment	0.3
Food	3.1
Healthcare - Products	0.5
Healthcare - Services	2.6
Holding Companies - Diversified	1.9
Home Furnishings	1.8
Household Products/Wares	0.5
Insurance	5.7
Internet	2.3
Investment Companies	1.0
Leisure Time	1.7
Machinery - Diversified	0.5
Media	3.7
Metal Fabricate/Hardware	1.5
Miscellaneous Manufacturing	4.0
Oil & Gas	3.1
Oil & Gas Services	1.3
Pharmaceuticals	2.5
Retail	6.3
Semiconductors	4.2
Software	6.6
Telecommunications	10.1
Toys/Games/Hobbies	0.7
Transportation	0.7
Venture Capital	0.4
Short-Term Investments	7.1
Other Assets and Liabilities - Net	(5.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Bermuda	$17,389,890	$—	$—	$17,389,890
Brazil	24,640,598	—	—	24,640,598
Canada	12,358,703	—	—	12,358,703
Finland	—	11,651,965	—	11,651,965
France	—	99,701,319	—	99,701,319
Germany	—	123,984,116	—	123,984,116
India	546,262	39,597,177	—	40,143,439
Italy	—	30,657,035	—	30,657,035
Japan	10,323,671	168,266,679	—	178,590,350
Mexico	57,121,588	—	—	57,121,588
Netherlands	—	52,276,973	—	52,276,973
Norway	—	11,437,962	—	11,437,962
South Korea	—	1,672,137	—	1,672,137
Spain	—	21,699,359	—	21,699,359
Sweden	—	113,924,020	—	113,924,020
Switzerland	—	101,830,666	—	101,830,666
Taiwan	—	32,232,354	—	32,232,354
United Kingdom	—	111,522,696	—	111,522,696
United States	644,223,619	—	—	644,223,619
Total Common Stock	766,604,331	920,454,458	—	1,687,058,789
Corporate Bonds/Notes	—	1,634,850	—	1,634,850
Short-Term Investments	118,212,105	—	3,056,680	121,268,785
Total Investments, at value	$884,816,436	$922,089,308	$3,056,680	$1,809,962,424

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(376,313)	$—	$(376,313)
Total Liabilities	$—	$(376,313)	$—	$(376,313)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680
Total Investments, at value	$3,056,680	$—	$—	$—	$—	$—	$3,056,680	$—	$3,056,680

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Global Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 965,160,000	BUY	4/1/10	$10,699,984	$10,323,671	$(376,313)
					$(376,313)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 37.1%
			Aerospace/Defense: 0.4%
	$1,195,000	L	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.500%, due 04/01/15	$929,113
735,000		S	Vought Aircraft Industries, Inc., 8.000%, due 07/15/11	742,350
				1,671,463
			Agriculture: 0.0%
160,000		#	MHP S.A., 10.250%, due 11/30/11	145,184
				145,184
			Airlines: 0.9%
1,275,000		#	American Airlines, Inc., 10.500%, due 10/15/12	1,364,250
130,000		#, S	Delta Airlines, Inc., 9.500%, due 09/15/14	137,313
1,145,000		#, S	Delta Airlines, Inc., 12.250%, due 03/15/15	1,226,581
590,000		#, S, I	United Air Lines, Inc., 9.875%, due 08/01/13	622,450
765,000		#, S, I	United Air Lines, Inc., 12.000%, due 11/01/13	795,600
				4,146,194
			Auto Manufacturers: 0.2%
1,185,000		S	Ford Motor Co., 7.450%, due 07/16/31	1,125,750
				1,125,750
			Auto Parts & Equipment: 0.6%
1,045,000		#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	1,118,150
705,000		#, S	American Axle & Manufacturing Holdings, Inc., 9.250%, due 01/15/17	756,113
160,000			ArvinMeritor, Inc., 10.625%, due 03/15/18	166,400
270,000		S	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	280,125
270,000		±	Visteon Corp., 7.000%, due 03/10/14	260,550
85,000		±	Visteon Corp., 8.250%, due 08/01/10	82,025
				2,663,363
			Banks: 2.7%
930,000		#, S, I	Banco BMG S.A., 9.150%, due 01/15/16	1,006,725
200,000		#, S, I	Banco BMG S.A., 9.950%, due 11/05/19	220,000
160,000		#, S, I	Banco de Credito del Peru, 6.950%, due 11/07/21	162,848
150,000		#, I	Banco de Credito del Peru, 9.750%, due 11/06/69	164,250
450,000		#, S	Banco do Brasil Cayman, 8.500%, due 10/29/49	501,750
300,000		#, I	Banco do Brasil S.A., 4.500%, due 01/22/15	307,294
140,000		#, S	Banco Hipotecario S.A., 9.750%, due 04/27/16	129,325
MXN	1,007,479		Banco Invex S.A., 6.450%, due 03/13/34	276,541
EUR	535,000		Bank of Scotland PLC, 4.375%, due 07/13/16	746,031
EUR	365,000		Bank of Scotland PLC, 4.500%, due 07/13/21	488,401
	$2,165,000	S	CIT Group, Inc., 7.000%, due 05/01/17	2,002,580
EUR	200,000		Depfa ACS Bank, 4.375%, due 01/15/15	277,498
	$1,215,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	1,166,400
210,000		#, S	HSBK Europe BV, 7.250%, due 05/03/17	208,950
1,010,000		#, S	HSBK Europe BV, 9.250%, due 10/16/13	1,098,375
625,000		#, S	ICICI Bank Ltd., 5.500%, due 03/25/15	634,882
635,000		#, S	ICICI Bank Ltd., 6.375%, due 04/30/22	599,535
160,000		#, S	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	165,600
EUR	210,000		NIBC Bank NV, 3.125%, due 02/17/12	292,968
	$330,000	#, S	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	372,042
320,000		#, S	VTB Capital S.A., 6.875%, due 05/29/18	334,800
100,000		#, S	VTB Capital SA, 6.250%, due 06/30/35	101,000
400,000		#, I	VTB Capital SA, 6.465%, due 03/04/15	411,000
EUR	112,000		WM Covered Bond Program, 3.875%, due 09/27/11	155,809
EUR	705,000		WM Covered Bond Program, 4.000%, due 09/27/16	966,118
EUR	75,000		WM Covered Bond Program, 4.375%, due 05/19/14	106,386
				12,897,108
			Beverages: 0.2%
BRL	860,000	S	AmBev International Finance Co. Ltd., 9.500%, due 07/24/17	483,007
	$210,000	#, S	Cott Beverages, Inc., 8.375%, due 11/15/17	217,350
				700,357
			Building Materials: 0.4%
210,000		S	Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, due 11/15/16	227,850
240,000		#, S	Cemex Finance, LLC, 9.500%, due 12/14/16	249,600
535,000		#, S, Z	Goodman Global Group, Inc., 11.860%, due 12/15/14	315,650
730,000		#, S	Ply Gem Industries, Inc., 13.125%, due 07/15/14	761,025
200,000		#	Rearden G Holdings EINS GmbH, 7.875%, due 03/30/20	203,500
100,000		#, S	Voto-Votorantim Overseas Trading Operations NV, 6.625%, due 09/25/19	100,750
				1,858,375
			Chemicals: 1.3%
800,000		#, S	Braskem Finance Ltd., 7.250%, due 06/05/18	844,000
1,160,000		#, S	Hexion Finance Escrow, LLC / Hexion Escrow Corp., 8.875%, due 02/01/18	1,148,400
605,000		S, L	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	620,125
1,570,000		S	Huntsman International, LLC, 7.375%, due 01/01/15	1,566,075
2,110,000		S, L	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	1,972,850
				6,151,450
			Coal: 0.6%
420,000		#, S	Adaro Indonesia PT, 7.625%, due 10/22/19	438,396
620,000		#, S	Arch Coal, Inc., 8.750%, due 08/01/16	658,750

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Coal (continued)
	$200,000	#, S	Bumi Capital Pte Ltd, 12.000%, due 11/10/16	$219,500
	450,000	#, S	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.250%, due 12/15/17	461,250
	380,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	392,350
	665,000	#, S	Murray Energy Corp., 10.250%, due 10/15/15	684,950
				2,855,196
			Commercial Services: 1.0%
	770,000	#, S	Altegrity, Inc., 10.500%, due 11/01/15	727,650
	305,000	S	Aramark Services, Inc., 8.500%, due 02/01/15	313,388
	190,000	#, S	Ashtead Capital, Inc., 9.000%, due 08/15/16	193,325
	205,000	#, S	Ashtead Holdings PLC, 8.625%, due 08/01/15	206,025
	850,000	S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	845,750
	80,000	#	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, due 03/15/18	84,000
	342,300	&, S	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	338,021
	500,000	S	Hertz Corp., 10.500%, due 01/01/16	539,375
	270,000		Pharmanet Development Group, 6.875%, due 01/14/38	270,000
	100,000	#, S	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	106,500
	245,000	#, S	Stonemor Operating, LLC/Cornerstone Family Services/Osiris Holdings, 10.250%, due 12/01/17	253,575
	225,000	S	United Rentals North America, Inc., 7.000%, due 02/15/14	209,250
	195,000	S	United Rentals North America, Inc., 9.250%, due 12/15/19	199,875
	160,000	S	Valassis Communications, Inc., 8.250%, due 03/01/15	165,200
				4,451,934
			Computers: 0.3%
	550,000		SunGard Data Systems, Inc., 9.125%, due 08/15/13	566,500
	918,000	S	SunGard Data Systems, Inc., 10.250%, due 08/15/15	969,638
				1,536,138
			Cosmetics/Personal Care: 0.2%
	350,000	S	Elizabeth Arden, Inc., 7.750%, due 01/15/14	352,625
	355,000	#, S	Revlon Consumer Products Corp., 9.750%, due 11/15/15	368,313
				720,938
			Diversified Financial Services: 2.3%
	790,000	S	American General Finance Corp., 6.900%, due 12/15/17	692,956
	561,945		Autopistas Del Nordeste, 12.780%, due 04/15/24	438,317
EUR	112,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	152,200
	$540,000	#, S	C10 Capital Ltd., 6.722%, due 12/31/49	384,457
	310,000	±, S	Capmark Financial Group, Inc., 5.875%, due 05/10/12	96,027
	645,000	±, S	Capmark Financial Group, Inc., 0.000%, due 05/10/10	197,531
	385,000	&, S	E*Trade Financial Corp., 12.500%, due 11/30/17	462,000
	315,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	330,985
	25,000	#, S	Fox Acquisition Sub, LLC, 13.375%, due 07/15/16	23,906
	200,000	#, I	Grupo Papelero Scribe SA, 8.875%, due 04/07/20	201,340
	859,414	#	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	945,355
	1,300,000	S	International Lease Finance Corp., 5.875%, due 05/01/13	1,249,295
	485,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	497,007
MXN	468,725		JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	89,042
	$1,500,000		JSC Astana Finance, 9.160%, due 03/14/12	456,450
	1,565,000	#, I	Nationstar Mortgage/Nationstar Capital Corp., 10.875%, due 04/01/15	1,518,050
	810,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20	820,125
	860,000	S	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	913,750
	660,000	+, #, S	Tiers Trust, 8.500%, due 06/15/97	366,265
	100,000	#	TNK-BP Finance S.A., 7.250%, due 02/02/20	104,750
	340,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 5.670%, due 03/05/14	357,038
	160,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	192,233
	365,000	#, S	Universal City Development Partners Ltd., 8.875%, due 11/15/15	369,563
				10,858,642
			Electric: 2.2%
	155,000	S	AES Corp., 8.000%, due 10/15/17	158,100
	300,000	#, S	Centrais Eletricas Brasileiras S.A., 6.875%, due 07/30/19	328,500
	310,000	#, S	Colbun SA, 6.000%, due 01/21/20	312,868
	1,450,000	S	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,210,750
	1,805,000	S	Edison Mission Energy, 7.000%, due 05/15/17	1,268,013
BRL	475,000	#, S, I	Eletropaulo Metropolitana de Sao Paulo S.A., 19.125%, due 06/28/10	271,108
	$300,000	#, S	Empresas Publicas de Medellin ESP, 7.625%, due 07/29/19	333,000
	735,000	#, L	Energy Future Holdings, 10.000%, due 01/15/20	769,913
	285,000	S	Energy Future Holdings, 10.875%, due 11/01/17	213,038
	940,000	#, S	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,022,613
	200,000	#, S	Listrindo Capital BV, 9.250%, due 01/29/15	216,943
	210,000	#, S	Majapahit Holding BV, 7.250%, due 10/17/11	223,388
	470,000	#, S	Majapahit Holding BV, 7.750%, due 10/17/16	517,588
	300,000	#, S	Majapahit Holding BV, 8.000%, due 08/07/19	331,125
	380,000	S	Mirant North America, LLC, 7.375%, due 12/31/13	380,950
	420,000	#, S	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.875%, due 06/01/16	449,400
	740,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	736,300
	460,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	456,550
	545,000	S	RRI Energy, Inc., 7.625%, due 06/15/14	512,300
	270,000	S	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	189,000
	585,000	#, S	United Maritime Group, LLC/United Maritime Group Finance Corp., 11.750%, due 06/15/15	602,550
				10,503,997
			Electronics: 0.7%
	770,000	S	NXP BV / NXP Funding, LLC, 7.875%, due 10/15/14	754,600

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Electronics (continued)
$785,000	L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	$779,113
1,500,000	S	Sanmina-SCI Corp., 8.125%, due 03/01/16	1,516,875
			3,050,588
		Energy - Alternate Sources: 0.1%
300,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.250%, due 05/27/19	326,250
240,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.390%, due 12/02/24	253,800
			580,050
		Engineering & Construction: 0.1%
160,000	#, S	Odebrecht Finance Ltd., 7.000%, due 04/21/20	167,400
160,000	#, S	Odebrecht Finance Ltd., 9.625%, due 04/09/14	188,000
			355,400
		Entertainment: 0.9%
365,000	S	AMC Entertainment, Inc., 8.000%, due 03/01/14	369,106
390,000	S	AMC Entertainment, Inc., 11.000%, due 02/01/16	420,713
275,000	#, S	CCM Merger, Inc., 8.000%, due 08/01/13	240,625
725,000	#, ±, S	Greektown Holdings, LLC, 10.750%, due 12/01/13	68,875
392,000	S	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	337,120
210,000	S	Marquee Holdings, Inc., 12.000%, due 08/15/14	176,925
825,000	#, ±, S	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	210,375
225,000	S	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	193,500
565,000	S	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	524,038
730,000	#, S	Mohegan Tribal Gaming Authority, 11.500%, due 11/01/17	781,100
370,000	#, S	MU Finance PLC, 8.375%, due 02/01/17	366,763
430,000	#, S	Penn National Gaming, Inc., 8.750%, due 08/15/19	438,600
125,000	S	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	124,688
75,000	#, S	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	73,688
85,000	#, S	Wallace Theater Holdings, Inc., 12.500%, due 06/15/13	87,763
			4,413,879
		Food: 0.3%
745,000	S	ASG Consolidated, LLC/ASG Finance, Inc., 11.500%, due 11/01/11	752,450
275,000	S, L	Chiquita Brands International, Inc., 8.875%, due 12/01/15	286,688
350,000	#, S	JBS USA LLC, 11.625%, due 05/01/14	400,750
			1,439,888
		Forest Products & Paper: 1.3%
405,000	±, S	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	102,263
450,000	±, S	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13	113,625
420,000	±	Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	106,050
215,000	±, S	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	54,288
735,000	#, S	Appleton Papers, Inc., 10.500%, due 06/15/15	735,000
370,000	±, I	Bowater Pulp and Paper Canada, Inc., 10.600%, due 01/15/11	92,500
800,000	±, S	Bowater, Inc., 6.500%, due 06/15/13	300,000
190,000	±	Bowater, Inc., 9.000%, due 08/01/09	72,675
160,000	#, S	Cascades, Inc., 7.750%, due 12/15/17	162,000
110,000	#, S	Cascades, Inc., 7.875%, due 01/15/20	111,100
744,000	#	Catalyst Paper Corp., 11.000%, due 12/15/16	749,580
240,000	S	Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	258,778
1,620,000	S	NewPage Corp., 11.375%, due 12/31/14	1,620,000
230,000	#, S	PE Paper Escrow GmbH, 12.000%, due 08/01/14	260,344
470,000	L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	458,250
970,000	S, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	851,175
			6,047,628
		Healthcare - Products: 0.5%
425,000	S	Accellent, Inc., 10.500%, due 12/01/13	433,500
595,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	657,475
323,000	S	Biomet, Inc., 11.625%, due 10/15/17	363,375
485,000	S	DJO Finance,LLC/DJO Finance Corp., 10.875%, due 11/15/14	528,044
220,000	#, S	Inverness Medical Innovations, Inc., 7.875%, due 02/01/16	216,425
320,000	&, S	Universal Hospital Services, Inc., 8.500%, due 06/01/15	320,000
			2,518,819
		Healthcare - Services: 1.1%
200,000	#, S	Apria Healthcare Group, Inc., 11.250%, due 11/01/14	218,500
455,000	#, S	Apria Healthcare Group, Inc., 12.375%, due 11/01/14	500,500
530,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15	549,875
710,000	S	HCA, Inc., 6.375%, due 01/15/15	678,050
675,000	S	Healthsouth Corp., 10.750%, due 06/15/16	733,219
670,000	#, S	Multiplan, Inc., 10.375%, due 04/15/16	693,450
930,000	S	Select Medical Corp., 7.625%, due 02/01/15	890,475
239,394	&, S	US Oncology Holdings, Inc., 6.643%, due 03/15/12	228,023
325,000	S	US Oncology, Inc., 9.125%, due 08/15/17	341,250
310,000	#, S	Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	303,025
			5,136,367
		Holding Companies - Diversified: 0.4%
1,150,000	S	Amgen, Inc., 11.250%, due 03/01/14	1,188,813
440,000	#, S	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	454,300
			1,643,113
		Home Builders: 0.3%
315,000	S, L	Beazer Homes USA, Inc., 6.500%, due 11/15/13	302,006
420,000		Beazer Homes USA, Inc., 6.875%, due 07/15/15	371,700
150,000	S	Beazer Homes USA, Inc., 8.375%, due 04/15/12	150,375
160,000	S	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	140,000
445,000	S	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	412,738
			1,376,819

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Household Products/Wares: 0.0%
	$175,000	#, S	ACCO Brands Corp., 10.625%, due 03/15/15	$192,063
				192,063
			Housewares: 0.1%
	580,000	#, S, I	Libbey Glass, Inc., 10.000%, due 02/15/15	613,350
				613,350
			Internet: 0.0%
	130,000	S	NetFlix, Inc., 8.500%, due 11/15/17	137,150
				137,150
			Iron/Steel: 0.3%
	100,000	#, S	CSN Islands XI Corp., 6.875%, due 09/21/19	105,000
	315,000	#, S	Edgen Murray Corp., 12.250%, due 01/15/15	296,494
	830,000	#, S	Steel Capital SA for OAO Severstal, 9.750%, due 07/29/13	920,263
				1,321,757
			Leisure Time: 0.3%
	470,000	#, S, I	Easton-Bell Sports, Inc., 9.750%, due 12/01/16	497,025
	495,000	#, L	Equinox Holdings, Inc., 9.500%, due 02/01/16	501,188
	485,000	S	Travelport, LLC, 11.875%, due 09/01/16	534,106
				1,532,319
			Lodging: 0.6%
	220,000	#, S	Grupo Posadas SAB de CV, 9.250%, due 01/15/15	230,450
	800,000	L	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	666,000
	445,000	S	Las Vegas Sands Corp., 6.375%, due 02/15/15	423,863
	760,000	L	MGM Mirage, 5.875%, due 02/27/14	644,100
	885,000	S	MGM Mirage, Inc., 6.750%, due 04/01/13	805,350
	80,000	#	MGM Mirage, Inc., 9.000%, due 03/15/20	82,800
	1,510,000	±, S	Station Casinos, Inc., 6.500%, due 02/01/14	9,438
				2,862,001
			Machinery - Construction & Mining: 0.2%
	985,000	S	Terex Corp., 8.000%, due 11/15/17	962,838
				962,838
			Machinery - Diversified: 0.2%
	780,000	S, L	Manitowoc Co., Inc., 7.125%, due 11/01/13	781,950
				781,950
			Media: 2.4%
	225,000	S	Allbritton Communications Co., 7.750%, due 12/15/12	226,688
	1,449,250	&, #, S	American Media Operations, Inc., 14.000%, due 11/01/13	949,259
	395,000	S	Belo Corp., 7.750%, due 06/01/27	326,369
	1,252,344	S, L	CCH II, LLC / CCH II Capital Corp., 13.500%, due 11/30/16	1,512,205
	960,000	#, S	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	991,200
	65,000	L	Clear Channel Communications, Inc., 4.400%, due 05/15/11	61,588
	610,000	S, L	Clear Channel Communications, Inc., 6.250%, due 03/15/11	593,225
	895,000	S	Clear Channel Communications, Inc., 10.750%, due 08/01/16	704,813
	100,000	#, S	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	105,000
	85,000	S	Fisher Communications, Inc., 8.625%, due 09/15/14	83,938
	675,000	S	LIN Television Corp., 6.500%, due 05/15/13	668,250
	795,000	#, S	Media General, Inc., 11.750%, due 02/15/17	790,031
	860,000	±, S, I	Medianews Group, Inc., 6.875%, due 10/01/13	95
	90,000	S	Radio One, Inc., 6.375%, due 02/15/13	74,363
	705,000	#, L	Reader’s Digest Association, Inc./The, 9.500%, due 02/15/17	715,575
	130,000		Salem Communications Corp., 9.625%, due 12/15/16	136,500
	805,000	S	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	800,975
	155,000		Sirius Satellite Radio, Inc., 9.625%, due 08/01/13	162,556
	1,630,000	#, S	TL Acquisitions, Inc., 10.500%, due 01/15/15	1,572,950
	915,687	&, #, L	Univision Communications, Inc., 9.750%, due 03/15/15	794,358
				11,269,938
			Mining: 0.5%
	780,000	S	Novelis, Inc., 7.250%, due 02/15/15	756,600
	1,530,000	S	Vedanta Resources PLC, 7.680%, due 07/18/18	1,698,300
				2,454,900
			Miscellaneous Manufacturing: 0.5%
	515,000	#, S	Colt Defense, LLC / Colt Finance Corp., 8.750%, due 11/15/17	518,863
	1,180,000	#	Eastman Kodak Co., 9.750%, due 03/01/18	1,174,100
	795,000	S	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	856,613
				2,549,576
			Municipal: 0.2%
	570,000	#	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	555,750
COP	516,000,000	#, S	Santa Fe de Bogota DC, 9.750%, due 07/26/28	287,533
				843,283
			Oil & Gas: 5.6%
	$300,000	#, I, L	Alliance Oil Co. Ltd., 9.875%, due 03/11/15	310,500
	470,000	S	Alon Refining Krotz Springs, Inc., 13.500%, due 10/15/14	454,725
	705,000	#, S	Antero Resources Finance Corp., 9.375%, due 12/01/17	729,675
	1,020,000	S	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp., 10.750%, due 02/01/18	1,127,100
	250,000	S	Berry Petroleum Co., 8.250%, due 11/01/16	254,375
	345,000	S	Berry Petroleum Co., 10.250%, due 06/01/14	382,088
	330,000	S	Bill Barrett Co., 9.875%, due 07/15/16	357,225
	230,000	S	Chesapeake Energy Corp., 6.875%, due 01/15/16	228,275
	300,000	S	Denbury Resources, Inc., 8.250%, due 02/15/20	319,500
	220,000	S	Energy XXI Gulf Coast, Inc., 10.000%, due 06/15/13	226,600
	260,000	S	Forest Oil Corp., 7.250%, due 06/15/19	262,600
	425,000	S	Forest Oil Corp., 8.500%, due 02/15/14	450,500
	550,000	#	Gaz Capital for Gazprom, 6.212%, due 11/22/16	569,250
	1,430,000	#, S	Gaz Capital for Gazprom, 7.288%, due 08/16/37	1,438,938

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Oil & Gas (continued)
	$300,000	#, S	Gaz Capital for Gazprom, 8.125%, due 07/31/14	$337,125
	350,000	#, S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	409,500
	890,000	#, S	Gaz Capital for Gazprom, 9.250%, due 04/23/19	1,056,875
	460,000	S	Gaz Capital S.A., 6.040%, due 04/11/18	520,950
	765,000	#, S	Gibson Energy ULC / GEP Midstream Finance Corp., 10.000%, due 01/15/18	755,438
	790,000	#, S	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	960,838
	2,400,000	#, S	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	3,096,000
	775,000	#, I	Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	777,906
	990,000	S	Mariner Energy, Inc., 11.750%, due 06/30/16	1,116,225
	530,000		NAK Naftogaz Ukraine, 9.500%, due 09/30/14	554,539
	165,000	#, S	OPTI Canada, Inc., 9.000%, due 12/15/12	170,775
	610,000		Pemex Project Funding Master Trust, 6.625%, due 06/15/38	594,450
	190,000	S	Petrobras International Finance Co., 5.750%, due 01/20/20	195,603
	140,000	S	Petrobras International Finance Co., 5.875%, due 03/01/18	146,909
	620,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	728,226
	1,010,000	S	PetroHawk Energy Corp., 10.500%, due 08/01/14	1,119,838
	190,000	#	Petroleos Mexicanos, 6.000%, due 03/05/20	195,022
	655,000		Petroleos Mexicanos, 8.000%, due 05/03/19	771,263
	510,000	#, S	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	582,675
	820,000	S	Plains Exploration & Production Co., 10.000%, due 03/01/16	910,200
	470,000	S	Quicksilver Resources, Inc., 8.250%, due 08/01/15	481,750
	335,000	S	Quicksilver Resources, Inc., 9.125%, due 08/15/19	353,425
	345,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	396,750
	130,000	S	Range Resources Corp., 7.500%, due 10/01/17	134,550
	420,000	S	Range Resources Corp., 8.000%, due 05/15/19	450,450
	730,000	#, S	SandRidge Energy, Inc., 8.750%, due 01/15/20	715,400
	515,000	#, S	SandRidge Energy, Inc., 9.875%, due 05/15/16	531,738
	280,000	S	Southwestern Energy Co., 7.500%, due 02/01/18	305,200
	408,720	#, S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	438,066
	365,000	#	Western Refining, Inc., 11.250%, due 06/15/17	330,325
				26,249,362
			Oil & Gas Services: 0.1%
	595,000	#, S	Helix Energy Solutions Group, Inc., 9.500%, due 01/15/16	615,825
				615,825
			Packaging & Containers: 0.8%
	270,000	I	Berry Plastics Corp., 10.250%, due 03/01/16	255,150
	905,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	888,031
	290,000	#, L	Graham Packaging Co., Inc., 8.250%, due 01/01/17	293,625
	635,000	S	Graham Packaging Co., Inc., 9.875%, due 10/15/14	661,988
	730,000	S	Graphic Packaging International Corp., 9.500%, due 06/15/17	782,925
	200,000	±, S	Jefferson Smurfit Corp., 7.500%, due 06/01/13	177,000
	545,000	±, L	Smurfit-Stone Container Enterprises, Inc., 8.000%, due 03/15/17	489,138
	205,000	±, L	Stone Container Corp., 8.375%, due 07/01/12	182,963
				3,730,820
			Pharmaceuticals: 0.0%
	160,000	#	BioScrip, Inc., 10.250%, due 10/01/15	163,600
				163,600
			Pipelines: 0.3%
	295,000	S	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	286,150
	215,000	#, S	Crosstex Energy/Crosstex Energy Finance Corp., 8.875%, due 02/15/18	222,794
	730,000	S, I	Enterprise Products Operating L.P., 8.375%, due 08/01/66	741,851
	110	#, S	Kern River Funding Corp., 4.893%, due 04/30/18	111
	93,000	S	Williams Cos., Inc., 8.750%, due 03/15/32	113,611
				1,364,517
			Real Estate: 0.1%
	270,000		Realogy Corp., 3.400%, due 01/14/38	234,563
				234,563
			Retail: 1.3%
	1,180,000	S	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	1,156,400
	1,055,000	S, L	Burlington Coat Factory Warehouse Corp., 11.125%, due 04/15/14	1,120,938
	325,000	#, S	Landry’S Restaurants, Inc., 11.625%, due 12/01/15	351,000
	660,000	S, L	Michaels Stores, Inc., 10.000%, due 11/01/14	699,600
	565,000	S	Michaels Stores, Inc., 11.375%, due 11/01/16	613,025
	235,000	S	Pantry, Inc., 7.750%, due 02/15/14	229,125
	165,000	L	Sally Holdings, LLC, 10.500%, due 11/15/16	180,675
	1,150,000	S	Toys R US, Inc., 7.375%, due 10/15/18	1,109,750
	530,000	S	Wendy’s/Arby’s Restaurants, LLC, 10.000%, due 07/15/16	572,400
				6,032,913
			Semiconductors: 0.4%
	1,685,000	S, L	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	1,617,600
				1,617,600
			Software: 0.3%
	1,620,000	S	First Data Corp., 9.875%, due 09/24/15	1,405,350
				1,405,350
			Telecommunications: 3.6%
	300,000	#, I	America Movil SA de CV - Series L, 6.125%, due 03/30/40	294,657
MXN	8,400,000		America Movil SAB de CV, 8.460%, due 12/18/36	582,335
	$460,000	#, S	Axtel SAB de CV, 9.000%, due 09/22/19	471,500
	360,000	S	Cincinnati Bell, Inc., 8.250%, due 10/15/17	366,300
	745,000	#, S	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	763,625
	1,460,000	L	Cricket Communications, Inc., 9.375%, due 11/01/14	1,492,850
	455,000	#, S	Global Crossing Ltd., 12.000%, due 09/15/15	507,325
	340,000	S	Intelsat Jackson Holdings Ltd., 11.250%, due 06/15/16	369,750

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount	Value
Telecommunications (continued)
$730,000	S	Intelsat Luxembourg SA, 11.250%, due 02/04/17	$775,625
1,080,000	#, I	ITC Deltacom, Inc., 10.500%, due 04/01/16	1,081,350
1,160,000	S	Level 3 Financing, Inc., 9.250%, due 11/01/14	1,136,800
1,450,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,489,875
850,000	S	Nextel Communications, Inc., 7.375%, due 08/01/15	811,750
425,000	#, S	PAETEC Holding Corp., 8.875%, due 06/30/17	438,813
1,160,000	S, L	PAETEC Holding Corp., 9.500%, due 07/15/15	1,180,300
355,000	S	Sprint Capital Corp., 8.375%, due 03/15/12	370,975
825,000	Sprint Capital Corp., 8.750%, due 03/15/32	769,313
PEN	1,194,600	#, I	Telefonica del Peru SAA, 8.000%, due 04/11/16	428,745
$325,000	#, S	Telemar Norte Leste S.A., 9.500%, due 04/23/19	387,563
160,000	#	TW Telecom, Inc., 8.000%, due 03/01/18	164,400
960,000	#, S	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	1,088,400
1,440,000	S	West Corp., 9.500%, due 10/15/14	1,486,800
370,000	S	Windstream Corp., 8.625%, due 08/01/16	380,175
16,839,226
Transportation: 0.3%
730,000	#, S	Marquette Transportation Co. / Marquette Transportation Finance Corp., 10.875%, due 01/15/17	745,513
160,000	#, S	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 8.875%, due 11/01/17	166,400
298,840	#, S	Panama Canal Railway Co., 7.000%, due 11/01/26	245,049
270,000	#	TGI International Ltd., 9.500%, due 10/03/17	301,725
ZAR	1,000,000	Transnet Ltd., 10.800%, due 11/06/23	143,767
1,602,454
Total Corporate Bonds/Notes
(Cost $163,893,324)	174,225,995
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.9%
Federal Home Loan Mortgage Corporation##: 2.0%
$181,167	S	0.680%, due 02/15/29	181,371
484,809	S	0.730%, due 03/15/32-01/15/33	485,122
159,699	S	1.180%, due 08/15/31-02/15/32	162,359
189,664	S	1.230%, due 02/15/32-03/15/32	193,062
296,112	S	3.000%, due 02/15/30	299,838
190,388	S	4.500%, due 12/15/28	195,410
182,439	S	4.750%, due 01/15/31	190,047
3,859,200	S	5.000%, due 01/01/20-03/15/35	3,981,517
195,527	S	5.500%, due 01/01/18-11/15/25	205,686
90,000	5.500%, due 05/15/30	95,226
1,015,737	S, ^	5.920%, due 07/15/25-07/15/35	118,893
273,423	S, ^	6.000%, due 12/15/32-03/01/33	54,534
312,744	S	6.000%, due 05/15/17-02/01/34	335,943
1,297,784	S	6.500%, due 04/01/18-07/01/34	1,414,420
260,152	S	6.750%, due 02/15/24	288,974
380,894	S, ^	7.000%, due 03/15/28-04/15/28	75,887
318,782	S	7.000%, due 09/15/26	354,068
148,595	S, ^	7.020%, due 04/15/33	14,441
505,922	S, ^	7.420%, due 03/15/29	97,583
514,808	S, ^	7.470%, due 03/15/29	99,801
272,301	S	7.500%, due 09/15/22	302,659
652,682	S, ^	8.720%, due 08/15/29	120,334
81,413	S	23.540%, due 06/15/34	97,842
134,038	S	23.907%, due 08/15/35	166,177
9,531,194
Federal National Mortgage Association##: 4.3%
31,487	S	0.646%, due 11/25/33	31,650
51,527	S	0.736%, due 10/18/32	51,685
71,034	S	1.230%, due 02/15/32	72,444
704,017	S	1.246%, due 12/25/31-12/25/32	720,993
2,034,000	W	4.500%, due 04/25/24-04/25/39	2,066,525
400,000	S	4.500%, due 08/25/25	416,493
969,000	W	5.000%, due 06/01/37	992,468
602,912	S	5.000%, due 01/25/20-04/25/29	635,756
1,147,776	5.306%, due 10/01/36	1,204,066
2,813,000	W	5.500%, due 04/25/24-04/13/40	2,967,266
2,418,141	S, ^	5.500%, due 06/25/23-06/01/35	429,756
624,385	S	5.500%, due 09/01/19-11/25/25	665,681
2,266,053	S, ^	5.804%, due 10/25/35	207,213
1,319,000	W	6.000%, due 04/01/18	1,421,428
2,471,823	S, ^	6.000%, due 12/01/32-09/01/35	477,492
862,532	S	6.000%, due 03/25/17-01/25/32	925,610
1,559,651	6.000%, due 04/01/35	1,682,984
925,183	S, ^	6.004%, due 01/25/40	107,967
2,731,941	S, ^	6.324%, due 06/25/36	359,801
462,634	S, ^	6.454%, due 05/25/35-10/25/35	58,191
923,411	S, ^	6.500%, due 02/01/32	168,072
1,216,289	S	6.500%, due 04/25/29-01/01/34	1,331,215
326,223	S, ^	6.504%, due 08/25/25-05/25/35	41,247
481,971	S, ^	6.984%, due 09/25/36	74,154
479,509	S, ^	7.000%, due 02/01/28-04/25/33	108,412
1,361,994	S	7.000%, due 09/01/14-04/01/34	1,525,798
1,679,527	S, ^	7.384%, due 03/25/23	195,345

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$197,241	S, ^	7.500%, due 01/01/24	$42,565
353,578	S	7.500%, due 09/01/32-01/01/33	400,254
1,120,831	S, ^	7.504%, due 07/25/31-02/25/32	183,601
174,969	S, ^	7.704%, due 07/25/32	32,041
93,516	S, ^	8.004%, due 02/25/33	13,076
218,060	S	23.297%, due 06/25/36	268,231
129,946	S	23.664%, due 03/25/36	163,104
141,463	S	27.143%, due 04/25/35	189,445
			20,232,029
		Government National Mortgage Association: 0.6%
1,010,000	W	4.500%, due 04/15/39	1,022,151
309,219	S	5.000%, due 04/15/34	323,719
360,158	S	5.500%, due 04/15/33-04/15/34	384,017
209,380	S	6.000%, due 10/20/34	226,311
60,427	S	6.500%, due 02/20/35	65,692
802,205	S	8.000%, due 01/16/30-02/16/30	878,157
			2,900,047
		Total U.S. Government Agency Obligations
		(Cost $30,658,449)	32,663,270
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
55,000	S	4.500%, due 02/15/36	53,737
310,000	S	5.375%, due 02/15/31	343,035
		Total U.S. Treasury Obligations
		(Cost $391,769)	396,772
ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.2%
50,000	S	AmeriCredit Automobile Receivables Trust, 0.970%, due 01/15/13	50,039
221,000	S	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	216,577
44,000	S	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	45,871
173,901	S	Capital One Auto Finance Trust, 0.260%, due 05/15/13	172,687
105,000	#, S	Ford Credit Auto Lease Trust, 1.040%, due 03/15/13	105,032
112,752	S	Ford Credit Auto Owner Trust, 2.100%, due 11/15/11	113,227
135,000		Merrill Auto Trust Securitization, 0.290%, due 12/15/13	134,186
			837,619
		Credit Card Asset-Backed Securities: 0.0%
210,000	S	BA Credit Card Trust, 4.720%, due 05/15/13	215,952
			215,952
		Home Equity Asset-Backed Securities: 0.2%
226,496	S	Argent Securities, Inc., 0.726%, due 05/25/34	188,715
94,905	S	Argent Securities, Inc., 0.900%, due 10/25/36	34,829
69,137	S	Home Equity Mortgage Trust, 5.500%, due 01/25/37	7,193
176,000	S	Home Equity Mortgage Trust, 5.863%, due 06/25/35	43,458
71,909	S	Household Home Equity Loan Trust, 0.350%, due 03/20/36	71,074
69,272	S	Household Home Equity Loan Trust, 0.500%, due 01/20/35	61,405
306,479	S	MASTR Asset-Backed Securities Trust, 0.346%, due 08/25/36	113,233
191,621	S	Option One Mortgage Loan Trust, 0.346%, due 07/25/36	117,041
77,602	S	Residential Asset Securities Corp., 0.346%, due 09/25/36	75,090
32,484	#, S	Terwin Mortgage Trust, 4.500%, due 05/25/37	8,697
			720,735
		Other Asset-Backed Securities: 0.6%
40,175	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.806%, due 02/25/33	38,083
38,340	S	Citigroup Mortgage Loan Trust, Inc., 0.346%, due 10/25/36	37,979
140,000		CNH Equipment Trust, 0.810%, due 08/15/12	139,994
180,170	S	CNH Equipment Trust, 2.970%, due 03/15/13	182,630
230,000	S	Countrywide Asset-Backed Certificates, 0.366%, due 06/25/47	188,981
43,805	S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	35,829
319,298	S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	239,765
12,841	S	Countrywide Home Equity Loan Trust, 0.380%, due 11/15/36	3,994
35,695	S	Countrywide Home Equity Loan Trust, 0.460%, due 12/15/35	13,360
103,796	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.336%, due 07/25/36	99,642
40,890	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.356%, due 06/25/36	36,002
147,792	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.366%, due 09/25/26	22,436
1,110,000	#, S, I	ICE EM CLO, 2.088%, due 08/15/22	688,200
930,000	#, S, I	ICE EM CLO, 5.388%, due 08/15/22	418,500
930,000	S	ICE EM CLO, 6.780%, due 08/15/22	465,000
64,622	S	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	59,703
106,453	S	Securitized Asset-Backed Receivables, LLC Trust, 0.476%, due 02/25/37	46,991
320,000	#, S, I	Start CLO Ltd., 17.252%, due 06/07/11	318,246
5,899	S	Wells Fargo Home Equity Trust, 0.346%, due 07/25/36	5,873
			3,041,208
		Total Asset-Backed Securities
		(Cost $6,712,634)	4,815,514
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.0%
650,000	S	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	517,978
1,130,000	S	Banc of America Commercial Mortgage, Inc., 5.811%, due 02/10/51	887,251
590,000	S	Banc of America Commercial Mortgage, Inc., 6.181%, due 02/10/51	592,952

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$420,000	S	Banc of America Commercial Mortgage, Inc., 6.224%, due 02/10/51	$306,988
664,932	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.274%, due 05/25/34	556,940
263,744	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.968%, due 11/25/34	236,380
525,000	S	Bear Stearns Commercial Mortgage Securities, 5.613%, due 06/11/50	546,416
339,856	S	Chase Mortgage Finance Corp., 4.554%, due 02/25/37	339,173
670,000	S	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	517,827
180,000	S	Citigroup Commercial Mortgage Trust, 5.699%, due 12/10/49	189,287
490,000	S	Citigroup Commercial Mortgage Trust, 5.729%, due 03/15/49	514,677
930,618	S	Citigroup Mortgage Loan Trust, Inc., 2.760%, due 10/25/35	772,646
566,122	S	Citigroup Mortgage Loan Trust, Inc., 4.950%, due 05/25/35	466,679
1,057,568	S	Citigroup Mortgage Loan Trust, Inc., 5.203%, due 08/25/35	736,959
623,381	S	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	127,007
1,170,738	S	Citigroup Mortgage Loan Trust, Inc., 5.517%, due 03/25/36	952,550
548,030	S	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	143,823
1,350,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.060%, due 12/11/49	1,384,278
970,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	733,297
399,049	S	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	347,486
739,099	S	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	548,566
1,970,024	S	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	1,286,552
402,139	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.149%, due 06/25/47	262,547
195,680	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.397%, due 01/25/36	56,315
32,563	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.422%, due 12/20/35	25,310
540,000	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	425,592
490,888	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	454,298
310,000	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	223,598
451,484	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 12/25/35	397,609
575,917	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.846%, due 09/25/47	141,164
154,990	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.942%, due 09/25/37	26,246
2,325,315	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.981%, due 09/25/47	1,663,636
501,816	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 5.981%, due 09/25/47	86,547
383,556	S	Countrywide Home Loan Mortgage Pass-through Trust, 6.100%, due 09/25/37	84,305
113,759	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 6.207%, due 11/25/37	23,183
123,041	S, I	Countrywide Home Loan Mortgage Pass-through Trust, 6.267%, due 11/25/37	21,747
250,000	S	Credit Suisse Mortgage Capital Certificates, 5.723%, due 06/15/39	225,778
253,473	#, S, I	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.747%, due 01/27/37	74,561
152,236	S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	81,234
130,816	S	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	91,762
733,615	S	First Horizon Mortgage Pass-through Trust, 6.102%, due 11/25/37	558,933
137,769	S	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	139,054
233,000	S	GMAC Commercial Mortgage Securities, Inc., 6.944%, due 05/15/30	232,867
1,235,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,202,895
310,000	S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	307,433
413,199	S	GSR Mortgage Loan Trust, 3.001%, due 09/25/35	387,266
573,327	S	GSR Mortgage Loan Trust, 3.597%, due 09/25/35	518,945
129,746	S	GSR Mortgage Loan Trust, 3.725%, due 05/25/34	106,430
574,838	S	GSR Mortgage Loan Trust, 5.338%, due 11/25/35	481,368
430,954	S	GSR Mortgage Loan Trust, 5.768%, due 03/25/37	334,230
81,432	S	Indymac Index Mortgage Loan Trust, 5.196%, due 01/25/36	8,722
215,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.999%, due 10/15/42	201,527
490,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	487,561
700,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	675,641
920,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	900,838
1,090,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	872,526
1,205,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	1,082,745
850,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.579%, due 02/12/51	478,866
747,030	S	JPMorgan Mortgage Trust, 5.290%, due 07/25/35	698,304
397,330	S	JPMorgan Mortgage Trust, 5.677%, due 04/25/36	120,494
124,812	S	JPMorgan Mortgage Trust, 5.750%, due 01/25/37	105,759
254,267	S, I	JPMorgan Mortgage Trust, 5.996%, due 05/25/37	50,294
450,000	S	LB-UBS Commercial Mortgage Trust, 6.155%, due 04/15/41	371,120
1,720,000	S	LB-UBS Commercial Mortgage Trust, 6.166%, due 09/15/45	1,384,216
536,370	S	MASTR Adjustable Rate Mortgages Trust, 3.584%, due 04/25/36	355,879
25,606	S	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	22,107
172,209	S	Merrill Lynch Mortgage Investors Trust, 2.801%, due 02/25/35	157,545
677,486	S	MLCC Mortgage Investors, Inc., 6.074%, due 10/25/36	596,707
680,000	S	Morgan Stanley Capital I, 5.360%, due 11/12/41	610,841
540,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	532,131
23,345	S	Residential Accredit Loans, Inc., 4.421%, due 04/25/35	4,856
50,674	S	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	50,685
33,600	S	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	31,542
600,000	S	Residential Asset Securitization Trust, 5.500%, due 12/25/35	440,489
931,791	S	Residential Asset Securitization Trust, 6.000%, due 06/25/35	693,272
160,058	S	Residential Asset Securitization Trust, 6.250%, due 11/25/36	102,904
238,542	S, I	Residential Funding Mortgage Securities I, 5.747%, due 07/27/37	10,568
417,000	S	SLM Student Loan Trust, 0.657%, due 06/15/39	175,643
108,968	S	Structured Asset Mortgage Investments, Inc., 0.987%, due 09/19/32	18,391
1,966,235	S	Suntrust Adjustable Rate Mortgage Loan Trust, 5.829%, due 02/25/37	1,484,693
296,000	S	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	306,774
910,000	S	Wachovia Bank Commercial Mortgage Trust, 5.902%, due 02/15/51	850,427
430,000	S	Wachovia Bank Commercial Mortgage Trust, 5.952%, due 05/15/46	236,008
233,165	S	Washington Mutual Mortgage Pass-through Certificates, 1.303%, due 11/25/46	129,019
167,014	S	Washington Mutual Mortgage Pass-through Certificates, 1.496%, due 04/25/47	90,005
495,206	S	Washington Mutual Mortgage Pass-through Certificates, 4.821%, due 10/25/35	413,047

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$1,727,379	S	Washington Mutual Mortgage Pass-through Certificates, 5.313%, due 03/25/37	$1,482,026
	2,699,768	S	Washington Mutual Mortgage Pass-through Certificates, 5.396%, due 02/25/37	1,901,893
	1,599,150	S	Washington Mutual Mortgage Pass-through Certificates, 5.508%, due 09/25/36	1,297,052
	1,831,071	S	Washington Mutual Mortgage Pass-through Certificates, 5.558%, due 12/25/36	1,282,500
	800,735	S	Washington Mutual Mortgage Pass-through Certificates, 5.662%, due 06/25/37	604,672
	1,757,093	S	Washington Mutual Mortgage Pass-through Certificates, 5.717%, due 02/25/37	1,185,539
	470,297	S	Washington Mutual Mortgage Pass-through Certificates, 5.790%, due 07/25/37	322,473
	498,688	S	Washington Mutual Mortgage Pass-through Certificates, 5.921%, due 09/25/36	425,314
	770,832	S	Wells Fargo Mortgage-Backed Securities Trust, 2.870%, due 02/25/35	696,362
	184,391	S	Wells Fargo Mortgage-Backed Securities Trust, 2.995%, due 11/25/34	60,636
	269,487	S	Wells Fargo Mortgage-Backed Securities Trust, 3.000%, due 10/25/35	235,574
	470,772	S	Wells Fargo Mortgage-Backed Securities Trust, 3.061%, due 04/25/36	389,018
	129,576	S	Wells Fargo Mortgage-Backed Securities Trust, 4.062%, due 07/25/36	24,608
	244,887	S	Wells Fargo Mortgage-Backed Securities Trust, 4.965%, due 03/25/36	203,211
	343,659	S	Wells Fargo Mortgage-Backed Securities Trust, 5.059%, due 03/25/36	293,332
	348,209	S	Wells Fargo Mortgage-Backed Securities Trust, 5.132%, due 04/25/36	299,365
	3,094,939	S	Wells Fargo Mortgage-Backed Securities Trust, 5.497%, due 07/25/36	2,481,751
	488,107	S, I	Wells Fargo Mortgage-Backed Securities Trust, 5.523%, due 07/25/36	88,937
	687,062	S	Wells Fargo Mortgage-Backed Securities Trust, 5.534%, due 07/25/36	521,816
	348,462	S	Wells Fargo Mortgage-Backed Securities Trust, 5.534%, due 07/25/36	63,281
	1,830,000	S	Wells Fargo Mortgage-Backed Securities Trust, 5.631%, due 09/25/36	1,250,319
	749,237	S	Wells Fargo Mortgage-Backed Securities Trust, 6.039%, due 09/25/36	633,319
			Total Collateralized Mortgage Obligations
			(Cost $60,487,452)	51,835,709
OTHER BONDS: 23.3%
			Event-Linked Notes: 1.5%
	500,000	#, S	Akibare Floating Rate Note, Catastrophe Linked Nts., 3-month USD LIBOR +2.950%, 05/22/12	490,575
	250,000	#, S	Atlas V Capital Ltd., Catastrophe Linked Nts., 11.791%, due 02/24/12	276,500
	282,000	#	East Lane Re II Ltd., Catastrophe Linked Nts., 14.791%, due 04/07/11	279,920
	479,000	#, S	East Lane Re III Ltd., Catastrophe Linked Nts.,10.541%, due 03/16/12	515,620
	360,000	#, S	Fhu-Jin Ltd. Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	355,680
	250,000	#, S	Foundation Re III Ltd., Catastrophe Linked Nts., 5.806%, due 02/03/14	253,350
	250,000	#, S	Longpoint Re Ltd., Catastrophe Linked Nts.,5.548%, due 12/24/13	255,063
	250,000	#, S	Medquake Ltd. Floating Rate Note, Catastrophe Linked Nts., 3-month USD-LIBOR +5.100%, 05/31/10	248,467
	250,000	#	Merna Reinsurance II Ltd., Catastrophe Linked Nts.,3.798%, due 04/08/13	250,000
	500,000	#, S	Midori Ltd. - Japan Earthquake Catastrophe Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12	494,600
	250,000	#, S	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11, 4.673%, due 05/24/11	246,819
	630,000	#, S	Nelson RE LTD Floating Rate Note, Catastrophe Linked Nts., 3-month USD-LIBOR+11.900%, 06/21/10	639,986
	250,000	#, S	Redwood Capital XI Ltd., Catastrophe Linked Nts., 6.398%, due 01/07/11	251,375
	250,000	#, S	Residential Reinsurance Ltd.- Class 3 2007 Floating Rate Note, US Hurricane and US Earthquake, 3-month USD-LIBOR +12.250%, 06/07/10	253,250
	450,000	#, S	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11, 11.756%, due 06/06/11	454,725
	250,000	#	Successor X Ltd., Catastrophe Linked Nts.,16.898%, due 04/04/13	250,000
	701,000	#, S, Z	Vega Capital LTD. - Class D Catastrophe Linked Nts., 0.000%*, 06/24/11	1,057,634
	430,000	#, ±, S	Willow RE Ltd. Floating Rate Note, Catastrophe Linked Nts., 3-month USD-LIBOR +5.125%, 06/16/10	341,850
				6,915,414
			Foreign Government Bonds: 21.8%
EGP	3,885,000	#, S	Arab Republic of Egypt, 8.750%, due 07/18/12	709,122
	$547,500		Argentina Government International Bond, 0.389%, due 08/03/12	495,768
	430,000		Argentina Government International Bond, 1.920%, due 03/28/11	421,938
	800,000	S	Argentina Government International Bond, 2.500%, due 12/15/35	64,000
	890,000	+, S	Argentina Government International Bond, 2.500%, due 12/31/38	323,960
	160,000		Argentina Government International Bond, 7.000%, due 09/12/13	143,400
	2,510,000		Argentina Government International Bond, 7.000%, due 10/03/15	2,089,575
EUR	820,000	#	Austria Government International Bond, 4.150%, due 03/15/37	1,115,058
EUR	160,000		Belgium Government International Bond, 5.000%, due 03/28/35	243,655
	$160,000	+, #, S	Belize Government International Bond, 6.000%, due 02/20/29	111,200
	380,000		Bolivarian Republic of Venezuela, 8.250%, due 10/13/24	264,670
BRL	650,000		Brazil Notas do Tesouro Nacional, 6.000%, due 05/15/45	695,616
BRL	5,467,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	3,069,664
BRL	6,570,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14	3,551,609
BRL	11,692,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	6,070,524
	$2,190,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/21	1,046,117
EUR	180,000		Bundesobligation, 2.500%, due 02/27/15	247,199
EUR	1,195,000		Bundesrepublik Deutschland, 3.500%, due 07/04/19	1,672,718
EUR	365,000		Bundesrepublik Deutschland, 4.750%, due 07/04/40	573,904
CAD	350,000		Canada Housing Trust No 1, 4.100%, due 12/15/18	352,492
	$200,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.650%, due 09/07/11	200,500
	480,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	456,000
DKK	1,175,000		Denmark Government International Bond, 4.000%, due 11/15/17	226,362
	$310,000		Dubai DOF Sukuk Ltd., 6.396%, due 11/03/14	297,197
EGP	1,000,000	Z	Egypt Treasury Bills, 8.790%, due 06/08/10	178,651
EGP	1,600,000	Z	Egypt Treasury Bills, 9.020%, due 06/29/10	284,270

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
EGP	1,850,000	Z	Egypt Treasury Bills, 9.080%, due 07/06/10	$328,083
EGP	4,000,000	Z	Egypt Treasury Bills, 9.150%, due 07/13/10	708,028
	$2,150,000		Egypt Treasury Bills, 9.210%, due 07/20/10	379,842
EGP	2,150,000	Z	Egypt Treasury Bills, 9.380%, due 06/15/10	382,900
EGP	1,600,000	Z	Egypt Treasury Bills, 9.630%, due 04/06/10	290,126
	$1,300,000		Egypt Treasury Bills, 9.880%, due 08/24/10	227,373
EGP	750,000	Z	Egypt Treasury Bills, 10.110%, due 08/03/10	131,596
ZAR	2,000,000		Eskom Holdings Ltd., 9.250%, due 04/20/18	277,065
ZAR	2,000,000		Eskom Holdings Ltd., 10.000%, due 01/25/23	287,089
	$564,444	S	Federative Republic of Brazil, 5.300%, due 01/15/18	660,682
	550,000	S	Federative Republic of Brazil, 5.875%, due 01/15/19	594,000
	680,000	S	Federative Republic of Brazil, 6.000%, due 01/17/17	742,220
	415,000	S	Federative Republic of Brazil, 8.875%, due 10/14/19	536,388
EUR	350,000		Government of France, 3.750%, due 10/25/19	489,062
EUR	350,000		Government of France, 4.000%, due 10/25/38	473,555
HUF	180,000,000		Hungary Government International Bond, 6.500%, due 06/24/19	896,999
HUF	30,300,000		Hungary Government International Bond, 6.750%, due 02/24/17	155,332
HUF	67,000,000		Hungary Government International Bond, 8.000%, due 02/12/15	366,595
	$1,150,000	#, S	Indonesia Government International Bond, 6.875%, due 01/17/18	1,290,875
	425,000	#, S	Indonesia Government International Bond, 7.250%, due 04/20/15	486,625
	625,000	#, S	Indonesia Government International Bond, 7.750%, due 01/17/38	731,250
	730,000	#, S	Indonesia Government International Bond, 8.500%, due 10/12/35	916,150
	360,000	#, S	Indonesia Government International Bond, 10.375%, due 05/04/14	449,100
	289,000	#, S	Indonesia Government International Bond, 11.625%, due 03/04/19	416,883
ILS	2,610,000		Israel Government International Bond, 5.500%, due 02/28/17	752,544
ILS	5,190,000		Israel Government International Bond, 6.000%, due 02/28/19	1,542,881
ILS	2,695,000		Israel Government International Bond, 7.500%, due 03/31/14	831,015
EUR	1,766,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	2,514,653
EUR	1,745,000		Italy Buoni Poliennali Del Tesoro, 5.000%, due 09/01/40	2,455,452
EUR	275,000		Italy Buoni Poliennali Del Tesoro, 5.250%, due 08/01/11	391,643
JPY	309,000,000		Japan Government Five Year Bond, 0.500%, due 12/20/14	3,301,782
JPY	193,000,000		Japan Government Twenty Year Bond, 2.100%, due 06/20/29	2,056,399
JPY	121,000,000		Japan Government Twenty Year Bond, 2.100%, due 12/20/29	1,282,628
JPY	211,000,000		Japan Government Two Year Bond, 0.200%, due 01/15/12	2,258,273
KRW	3,640,000,000		Korea Monetary Stabilization Bond, 4.180%, due 12/02/11	3,263,328
KRW	1,940,000,000		Korea Treasury Bond, 4.750%, due 12/10/11	1,754,751
MYR	910,000		Malaysia Government International Bond, 3.835%, due 08/12/15	279,945
MYR	930,000		Malaysia Government International Bond, 4.378%, due 11/29/19	289,501
MXN	12,200,000		Mexican Bonos, 8.000%, due 12/17/15	1,030,716
MXN	23,230,000		Mexico Government International Bond, 7.750%, due 12/14/17	1,918,336
MXN	9,670,000		Mexico Government International Bond, 8.500%, due 12/13/18	831,507
MXN	15,390,000		Mexico Government International Bond, 10.000%, due 12/05/24	1,469,075
	$200,000		Mexico Government International Bond, 5.625%, due 01/15/17	215,000
	23,800,000		National Power Corp., 7.970%, due 12/19/16	470,170
EUR	270,000		Netherlands Government International Bond, 4.000%, due 01/15/37	369,078
AUD	130,000		New South Wales Treasury Corp., 5.500%, due 08/01/14	118,129
AUD	90,000		New South Wales Treasury Corp., 6.000%, due 05/01/12	83,730
NOK	430,000		Norway Government International Bond, 6.500%, due 05/15/13	80,459
	$110,000		Panama Government International Bond, 6.100%, due 09/30/27	142,593
	235,000	S	Panama Government International Bond, 7.125%, due 01/29/26	266,138
	335,000	S	Panama Government International Bond, 7.250%, due 03/15/15	384,413
	240,000		Panama Government International Bond, 9.375%, due 04/01/29	327,000
	2,480,000		Peru Government International Bond, 6.050%, due 08/12/20	991,433
PEN	740,000		Peru Government International Bond, 8.600%, due 08/12/17	315,984
	$600,000	S	Philippine Government International Bond, 6.375%, due 10/23/34	591,000
	185,000	S	Philippine Government International Bond, 8.000%, due 01/15/16	221,538
PLN	1,565,000		Poland Government International Bond, 4.250%, due 05/24/11	550,224
PLN	3,010,000		Poland Government International Bond, 5.500%, due 04/25/15	1,074,154
PLN	5,980,000		Poland Government International Bond, 5.750%, due 04/25/14	2,155,812
CAD	350,000		Province of Quebec Canada, 4.500%, due 12/01/18	352,950
	$650,000	S	Republic of Colombia, 6.125%, due 01/18/41	624,000
	2,699,000,000		Republic of Colombia, 7.030%, due 10/22/15	1,715,986
	280,000	S	Republic of Colombia, 7.375%, due 01/27/17	323,400
	390,000	S	Republic of Colombia, 7.375%, due 03/18/19	450,450
	300,000	S	Republic of Colombia, 7.375%, due 09/18/37	337,500
	460,000	#, S	Republic of Ghana, 8.500%, due 10/04/17	504,850
	300,000	#, L	Republic of Indonesia, 5.875%, due 03/13/20	312,750
	685,000		Republic of Turkey, 6.750%, due 04/03/18	750,897
	200,000	S	Republic of Turkey, 6.750%, due 05/30/40	197,500
	370,000		Republic of Turkey, 7.000%, due 09/26/16	412,624
	310,000	S	Republic of Turkey, 7.000%, due 03/11/19	343,713
	230,000	S	Republic of Turkey, 7.250%, due 03/05/38	242,075
	360,000	S	Republic of Turkey, 7.500%, due 07/14/17	412,200
	485,000	S	Republic of Turkey, 7.500%, due 11/07/19	552,294
	610,000		Republic of Venezuela, 6.000%, due 12/09/20	379,725
	400,000		South Africa Government International Bond, 5.500%, due 03/09/20	407,000
ZAR	13,240,000		South Africa Government International Bond, 7.250%, due 01/15/20	1,653,504
ZAR	5,270,000		South Africa Government International Bond, 7.500%, due 01/15/14	714,424
ZAR	24,080,000		South Africa Government International Bond, 13.500%, due 09/15/15	4,105,609
SEK	1,300,000		Sweden Government International Bond, 3.000%, due 07/12/16	183,257
TRY	2,760,000	Z	Turkey Government International Bond, 8.050%, due 05/11/11	1,669,015
TRY	3,520,000		Turkey Government International Bond, 11.000%, due 08/06/14	2,378,827
TRY	950,000		Turkey Government International Bond, 12.000%, due 08/14/13	819,025

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
TRY	2,620,000		Turkey Government International Bond, 16.000%, due 03/07/12	$1,943,746
	$100,000	#	Ukraine Government International Bond, 6.750%, due 11/14/17	96,380
GBP	624,000		United Kingdom Gilt, 2.250%, due 03/07/14	946,081
GBP	340,000		United Kingdom Gilt, 4.250%, due 03/07/11	533,227
GBP	180,000		United Kingdom Gilt, 4.750%, due 12/07/38	284,191
	$410,000	S	Uruguay Government International Bond, 6.875%, due 09/28/25	446,900
	425,000		Uruguay Government International Bond, 7.625%, due 03/21/36	483,438
	730,000	S	Uruguay Government International Bond, 8.000%, due 11/18/22	872,350
	360,000		Venezuela Government International Bond, 7.000%, due 03/31/38	213,300
	1,560,000		Venezuela Government International Bond, 7.650%, due 04/21/25	1,021,800
	630,000		Venezuela Government International Bond, 7.750%, due 10/13/19	455,175
	615,000		Venezuela Government International Bond, 9.000%, due 05/07/23	459,713
	320,000		Venezuela Government International Bond, 9.250%, due 09/15/27	252,000
	970,000	#	Venezuela Government International Bond, 13.625%, due 08/15/18	982,125
				102,538,272
			Total Other Bonds
			(Cost $104,303,549)	109,453,686
STRUCTURED PRODUCTS: 6.8%
IDR	630,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/15/24	71,069
COP	525,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	308,738
COP	132,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	144,932
COP	207,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	227,280
COP	361,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	396,367
DOP	10,200,000	I	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	289,063
GHS	610,000	I	Citigroup Funding Inc. - Ghana (Republic of) Unsecured Credit Linked Nts. 13.500%, 04/02/10	429,279
GHS	270,000	I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 15.000%, 12/15/10	188,938
GHS	110,000	I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 15.150%, 12/15/10	76,975
GHS	130,000	I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 22.000%, 06/09/10	90,961
GHS	130,000	I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 22.000%, 06/09/10	90,961
GHS	130,000	I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 22.000%, 06/09/10	90,961
IDR	1,630,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	208,239
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	525,070
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	525,070
IDR	2,040,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 9.500%, 06/17/15	235,846
IDR	4,280,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 9.500%, 06/17/15	494,814
IDR	2,050,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 9.500%, 06/17/15	237,002
	$400,00	I	Cloverie PLC - Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR+4.250%, 12/20/10	373,880
	342,500	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series I, 3.346%, 04/30/25	200,259
	364,378	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series II, 3.269%, 09/10/10	213,051
	456,109	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series III, 3.242%, 09/10/10	266,685
	399,623	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series IV, 3.191%, 09/10/10	233,658
	320,961	I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series V, 3.138%, 04/30/25	188,725
	500,000	#, S, I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	214,000
	3,700,000		Coriolanus Limited - Pass-Through Rondonia Precatorio Linked Nts., 0.000%, 12/31/17	1,048,612
COP	13,368,000,000	I	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%, 02/08/37	312,202
TRY	4,540,000		Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Credit Linked Nts., 14.802%, 03/29/17	1,241,676
RUB	11,097,000	±, I	Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	38
RUB	21,800,000	I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	688,643
RUB	3,200,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	122,661
RUB	4,600,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	181,492
RUB	4,300,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	169,656
RUB	21,942,000	I	Credit Suisse International - Oreniz Total Return Linked Nts., 9.240%, 02/21/12	596,240
RUB	19,450,000	I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/10	6,607
VND	3,048,000,000	I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	79,832
IDR	1,230,000,000		Deutsche Bank AG - Indonesia Credit Linked Unsecured Notes, 12.800%, 06/15/21	169,647
IDR	2,780,000,000		Deutsche Bank AG - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/15/30	310,852
RUB	4,010,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	153,710
RUB	4,760,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	182,458
MXN	939,373		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	73,007

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
STRUCTURED PRODUCTS (continued)
MXN	614,011		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	$47,720
MXN	615,273		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	47,818
	$420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	210,000
	420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	210,000
	420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	210,000
	420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	210,000
	420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	210,000
IDR	4,800,000,000		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 12.800%, 06/22/21	662,036
RUB	7,890,000		Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.100%, 12/12/11	238,250
	$900,000	#, S, I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	678,960
	900,000	#, I	Eirles Two Ltd. 335 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%,04/30/12	792,000
	505,000	I	Emblem Finance Co. Limited - Kingdom of Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	508,030
	1,280,000	#, S, I	Hallertau SPC 2007-01- Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	1,116,800
	2,747,500	#, S, I	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	2,773,601
BRL	2,448,926	#, S, I, Z	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%, 08/02/10	137,708
RUB	13,220,000	I	JPMorgan Bank International - Russia Government International Bond Credit Linked Nts., 10.000%, 09/28/11	478,004
COP	2,663,000,000	I, Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%, 10/31/16	749,083
COP	2,674,000,000	I, Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%, 10/31/16	752,178
COP	890,000,000		JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 11.000%, 05/19/11	494,698
PEN	1,360,000	Z	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%, 09/02/15	330,812
IDR	1,600,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/15/24	180,493
IDR	2,970,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/15/30	331,614
IDR	2,780,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/15/30	310,399
IDR	1,070,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/15/25	129,783
IDR	2,150,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/15/25	260,779
IDR	2,530,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.500%, 09/15/19	322,662
IDR	4,190,000,000		JPMorgan Chase Bank, N.A., Singapore - Indonesia Credit Linked Nts., 12.800%, 06/17/21	575,581
COP	392,000,000	I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	185,443
	$913,454	I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	907,699
BRL	6,135,000		Morgan Stanley - Brazilian Real and Credit Linked Nts., 12.551%, 01/05/22	393,280
PEN	832,000	#	Morgan Stanley - PEN Denominated Credit Linked Nts., 6.250%, 03/23/17	237,129
	$200,000	I	Morgan Stanley - The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	147,000
	780,000	I	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	569,400
	900,000	I	Morgan Stanley - United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	766,980
RUB	3,637,110		Morgan Stanley & Co. International Ltd. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	124,468
RUB	14,452,870		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	240,849
	$1,188,563		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,141,734
	1,586,408		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,524,380
MXN	345,000	I	Reforma BLN-Backed I - Asset-Backed Variable Funding Notes	27,904
MXN	2,070,000	I	Reforma BLN-Backed I - Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	167,425
MXN	414,000	I	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	33,485
MXN	690,000	I	Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	55,808
MXN	483,000	I	Reforma BLN-Backed I - Class 1D Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	39,066
MXN	197,523	I	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	15,976
MXN	345,571	I	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	27,950

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
STRUCTURED PRODUCTS (continued)
MXN	5,210,380	I	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	$421,424
MXN	379,725	I	Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	30,713
MXN	275,878	I	Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	22,313
MXN	176,189	I	Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	14,250
MXN	32,447	I	Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,624
	$300,000	#, S, I	Salisbury Intl. Investments Ltd. - Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	259,380
GHS	263,055	I	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	174,043
			Total Structured Products
			(Cost $38,228,524)	32,158,888

Shares				Value
COMMON STOCK: 0.2%
		Agriculture: 0.0%
12,144	@, #, S	MHP S.A. GDR		$165,037
				165,037
		Internet: 0.1%
18,100	@, S	Charter Communications, Inc.		624,450
				624,450
		Investment Companies: 0.1%
144,498	@, #, S, I	Arco Capital Corp. Ltd		361,245
				361,245
		Total Common Stock
		(Cost $2,879,003)		1,150,732
MUTUAL FUNDS: 4.2%
		Open-End Funds: 4.2%
1,808,566		Oppenheimer Master Loan Fund		19,518,893
		Total Mutual Funds
		(Cost $17,992,953)		19,518,893
		Total Long-Term Investments
		(Cost $425,547,657)		426,219,459
SHORT-TERM INVESTMENTS: 14.5%
		Affiliated Mutual Fund: 10.9%
51,197,255		ING Institutional Prime Money Market Fund - Class I		51,197,255
		Total Mutual Fund
		(Cost $51,197,255)		51,197,255

Principal Amount				Value
		U.S. Treasury Bills: 0.3%
$1,400,000	S	0.060%, due 04/15/10		$1,399,964
		Total U.S. Treasury Bills
		(Cost $1,399,964)		1,399,964

Shares				Value
		Securities Lending Collateral(cc): 3.3%
15,022,291		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$15,022,291
435,640	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		348,512
		Total Securities Lending Collateral
		(Cost $15,457,931)		15,370,803
		Total Short-Term Investments
		(Cost $68,055,150)		67,968,022
		Total Investments in Securities
		(Cost $493,602,807)*	105.1%	$494,187,481
		Other Assets and Liabilities - Net	(5.1)	(23,899,958)
		Net Assets	100.0%	$470,287,523

@	Non-income producing security
&	Payment-in-kind
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
±	Defaulted security
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
GHS	Ghanian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona

*	Cost for federal income tax purposes is $493,913,838.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$27,134,032
	Gross Unrealized Depreciation	(26,860,389)
	Net Unrealized Appreciation	$273,643

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Agriculture	$165,037	$—	$—	$165,037
Internet	624,450	—	—	624,450
Investment Companies	—	—	361,245	361,245
Total Common Stock	789,487	—	361,245	1,150,732
Mutual Funds	19,518,893	—	—	19,518,893
Corporate Bonds/Notes	—	171,885,086	2,340,909	174,225,995
U.S. Government Agency Obligations	—	32,663,270	—	32,663,270
U.S. Treasury Obligations	—	396,772	—	396,772
Asset-Backed Securities	—	2,785,574	2,029,940	4,815,514
Collateralized Mortgage Obligations	—	51,710,854	124,855	51,835,709
Other Bonds	—	97,581,155	7,288,945	104,870,100
Structured Products	—	1,351,997	35,390,477	36,742,474
Short-Term Investments	66,219,546	1,399,964	348,512	67,968,022
Total Investments, at value	$86,527,926	$359,774,672	$47,884,883	$494,187,481
Other Financial Instruments+:
Forward foreign currency contracts	—	2,699,453	—	2,699,453
Futures	143,555	—	—	143,555
Swaps, at value	—	1,141,636	667,728	1,809,364
Total Assets	$86,671,481	$363,615,761	$48,552,611	$498,839,853

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,831,428)	$—	$(1,831,428)
Futures	(407,218)	—	—	(407,218)
Swaps, at value	—	(198,423)	(525,073)	(723,496)
Unfunded commitment	—	—	(48,092)	(48,092)
Total Liabilities	$(407,218)	$(2,029,851)	$(573,165)	$(3,010,234)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Common Stock	$361,245	$—	$—	$—	$—	$—	$—	$—	$361,245
Positions In Purchased Options	6,120	—	—	—	(824,320)	818,200	—	—	—
Corporate Bonds/Notes	4,526,224	309,550	(453,635)	(5,238)	37,357	211,026	—	(2,284,375)	2,340,909
Asset-Backed Securities	1,786,789	139,994	—	3,469	—	99,688	—	—	2,029,940
Collateralized Mortgage Obligations	134,621	—	(6,849)	1,121	1,866	(5,904)	—	—	124,855
Other Bonds	32,614,646	4,815,872	(3,575,316)	7,071	111,242	(31,958)	251,375	(26,903,987)	7,288,945
Structured Products	33,288,907	2,530,990	(2,476,366)	(119,125)	99,710	1,387,061	679,300	—	35,390,477
Short-Term Investments	348,512	—	—	—	—	—	—	—	348,512
Total Investments, at value	$73,067,064	$7,796,406	$(6,512,166)	$(112,702)	$(574,145)	$2,478,113	$1,279,187	$(29,188,362)	$47,884,883
Other Financial Instruments+:
Swaps, at value	256,259	—	(281,600)	(537)	281,600	411,223	783	—	667,728
Total Assets	$73,323,323	$7,796,406	$(6,793,766)	$(113,239)	$(292,545)	$2,889,336	$1,279,970	$(29,188,362)	$48,552,611

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(570,342)	$—	$137,986	$(99)	$(137,986)	$45,368	$—	$—	$(525,073)
Written options	(9,752)	—	—	—	10,952	(1,200)	—	—	—
Unfunded commitment	(56,875)	—	—	—	—	8,783	—	—	(48,092)
Total Liabilities	$(636,969)	$—	$137,986	$(99)	$(127,034)	$52,951	$—	$—	$(573,165)

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,941,251.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Argentine Peso
ARS 3,450,000	BUY	4/9/10	$888,031	$890,172	$2,141
Argentine Peso
ARS 3,450,000	BUY	6/9/10	885,865	882,873	(2,992)
Australian Dollar
AUD 520,000	BUY	4/12/10	449,072	476,558	27,486
Australian Dollar
AUD 170,000	BUY	4/12/10	146,135	155,798	9,663
Australian Dollar
AUD 730,000	BUY	4/12/10	630,428	669,014	38,586
Australian Dollar
AUD 2,680,000	BUY	4/12/10	2,314,448	2,456,108	141,660
Australian Dollar
AUD 380,000	BUY	4/12/10	339,070	348,254	9,184
Australian Dollar
AUD 710,000	BUY	4/12/10	633,586	650,685	17,099
Australian Dollar
AUD 240,000	BUY	4/12/10	214,950	219,950	5,000
Australian Dollar
AUD 1,060,000	BUY	4/12/10	949,360	971,446	22,086
Australian Dollar
AUD 20,000	BUY	4/12/10	17,849	18,329	480
Australian Dollar
AUD 450,000	BUY	4/12/10	401,594	412,406	10,812
Australian Dollar
AUD 530,000	BUY	4/12/10	481,176	485,723	4,547
Australian Dollar
AUD 350,000	BUY	4/12/10	320,162	320,760	598
Australian Dollar
AUD 90,000	BUY	4/12/10	81,932	82,481	549
Australian Dollar
AUD 1,160,000	BUY	4/12/10	1,048,501	1,063,092	14,591
Australian Dollar
AUD 440,000	BUY	4/12/10	397,707	403,242	5,535
Australian Dollar
AUD 127,000	BUY	4/23/10	115,879	116,251	372
Brazilian Real
BRL 910,000	BUY	4/5/10	495,616	511,184	15,568
Brazilian Real
BRL 1,260,000	BUY	4/5/10	686,237	707,793	21,556
Brazilian Real
BRL 1,650,000	BUY	4/5/10	898,644	926,871	28,227
Brazilian Real
BRL 40,000	BUY	5/4/10	21,971	22,334	363
Brazilian Real
BRL 1,260,000	BUY	5/4/10	692,080	703,508	11,428
Brazilian Real
BRL 1,650,000	BUY	5/4/10	906,295	921,261	14,966
Canadian Dollar
CAD 240,000	BUY	4/12/10	224,391	236,301	11,910
Canadian Dollar
CAD 80,000	BUY	4/12/10	74,741	78,767	4,026
Canadian Dollar
CAD 680,000	BUY	4/12/10	635,775	669,519	33,744
Canadian Dollar
CAD 900,000	BUY	4/12/10	859,574	886,129	26,555
Canadian Dollar
CAD 660,000	BUY	4/12/10	633,817	649,828	16,011
Canadian Dollar
CAD 990,000	BUY	4/12/10	952,436	974,741	22,305
Canadian Dollar
CAD 20,000	BUY	4/12/10	19,050	19,692	642
Canadian Dollar
CAD 590,000	BUY	4/12/10	574,869	580,906	6,037
Canadian Dollar
CAD 500,000	BUY	4/12/10	487,177	492,294	5,117
Canadian Dollar
CAD 20,000	BUY	4/12/10	19,581	19,692	111

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar
CAD 100,000	BUY	4/12/10	$98,020	$98,459	$439
Canadian Dollar
CAD 475,000	BUY	4/23/10	467,985	467,677	(308)
Swiss Franc
CHF 490,000	BUY	4/12/10	457,944	464,763	6,819
Swiss Franc
CHF 1,020,000	BUY	4/12/10	953,271	967,467	14,196
Swiss Franc
CHF 230,000	BUY	4/12/10	213,620	218,154	4,534
Swiss Franc
CHF 680,000	BUY	4/12/10	631,003	644,978	13,975
Swiss Franc
CHF 2,040,000	BUY	4/12/10	1,898,504	1,934,933	36,429
Swiss Franc
CHF 10,000	BUY	4/12/10	9,319	9,485	166
Swiss Franc
CHF 920,000	BUY	4/12/10	857,329	872,617	15,288
Swiss Franc
CHF 1,020,000	BUY	4/12/10	950,787	967,467	16,680
Swiss Franc
CHF 1,350,000	BUY	4/12/10	1,261,211	1,280,470	19,259
Swiss Franc
CHF 90,000	BUY	4/12/10	84,718	85,365	647
Swiss Franc
CHF 400,000	BUY	4/12/10	377,125	379,399	2,274
Swiss Franc
CHF 124,000	BUY	4/23/10	116,795	117,624	829
Swiss Franc
CHF 280,000	BUY	5/10/10	276,134	265,640	(10,494)
Swiss Franc
CHF 10,000	BUY	5/10/10	9,827	9,487	(340)
Swiss Franc
CHF 10,000	BUY	5/10/10	9,603	9,487	(116)
Colombian Peso
COP 625,000,000	BUY	4/8/10	323,164	325,026	1,862
EU Euro
EUR 500,000	BUY	4/12/10	680,771	675,336	(5,435)
EU Euro
EUR 1,400,000	BUY	4/12/10	1,901,372	1,890,941	(10,431)
EU Euro
EUR 490,000	BUY	4/12/10	668,558	661,829	(6,729)
EU Euro
EUR 300,000	BUY	4/12/10	403,229	405,202	1,973
EU Euro
EUR 2,025,000	BUY	4/23/10	2,742,356	2,735,139	(7,217)
EU Euro
EUR 10,000	BUY	5/10/10	14,895	13,507	(1,388)
EU Euro
EUR 605,000	BUY	5/10/10	866,360	817,174	(49,186)
EU Euro
EUR 960,000	BUY	5/10/10	1,318,922	1,296,672	(22,250)
EU Euro
EUR 195,000	BUY	5/10/10	268,078	263,387	(4,691)
EU Euro
EUR 390,000	BUY	5/10/10	526,594	526,773	179
British Pound
GBP 380,000	BUY	4/12/10	595,120	576,607	(18,513)
British Pound
GBP 610,000	BUY	4/12/10	943,054	925,606	(17,448)
British Pound
GBP 10,000	BUY	4/12/10	15,163	15,174	11
British Pound
GBP 320,000	BUY	4/12/10	485,569	485,564	(5)
British Pound
GBP 340,000	BUY	4/12/10	509,687	515,911	6,224
British Pound
GBP 305,000	BUY	4/23/10	459,626	462,772	3,146
Hungarian Forint
HUF 103,000,000	BUY	4/8/10	513,332	523,740	10,408
Hungarian Forint
HUF 175,000,000	BUY	4/8/10	872,165	889,849	17,684
Hungarian Forint
HUF 203,000,000	BUY	4/8/10	1,008,796	1,032,225	23,429

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Hungarian Forint
HUF 111,000,000	BUY	4/8/10	$550,677	$564,419	$13,742
Hungarian Forint
HUF 407,000,000	BUY	4/8/10	2,066,409	2,069,535	3,126
Indonesian Rupiah
IDR 15,770,000,000	BUY	4/13/10	1,701,187	1,728,912	27,725
Indonesian Rupiah
IDR 11,869,000,000	BUY	5/25/10	1,269,140	1,290,766	21,626
Indian Rupee
INR 121,000,000	BUY	6/21/10	2,643,076	2,675,002	31,926
Japanese Yen
JPY 61,000,000	BUY	4/5/10	673,066	652,494	(20,572)
Japanese Yen
JPY 47,000,000	BUY	4/12/10	526,434	502,761	(23,673)
Japanese Yen
JPY 85,000,000	BUY	4/12/10	951,848	909,249	(42,599)
Japanese Yen
JPY 134,000,000	BUY	4/12/10	1,462,659	1,433,404	(29,255)
Japanese Yen
JPY 61,000,000	BUY	4/12/10	685,580	652,520	(33,060)
Japanese Yen
JPY 89,000,000	BUY	4/12/10	1,000,273	952,037	(48,236)
Japanese Yen
JPY 62,000,000	BUY	4/23/10	684,327	663,257	(21,070)
Japanese Yen
JPY 295,000,000	BUY	5/10/10	3,262,192	3,156,109	(106,083)
Japanese Yen
JPY 21,000,000	BUY	5/10/10	232,226	224,672	(7,554)
Japanese Yen
JPY 10,000,000	BUY	5/10/10	112,445	106,987	(5,458)
Japanese Yen
JPY 18,000,000	BUY	5/10/10	198,557	192,576	(5,981)
South Korean Won
KRW 435,000,000	BUY	4/9/10	383,767	384,325	558
South Korean Won
KRW 185,000,000	BUY	4/9/10	164,123	163,449	(674)
South Korean Won
KRW 34,000,000	BUY	4/21/10	29,956	30,025	69
South Korean Won
KRW 272,000,000	BUY	4/21/10	239,648	240,199	551
South Korean Won
KRW 366,000,000	BUY	4/21/10	319,651	323,209	3,558
South Korean Won
KRW 369,000,000	BUY	4/21/10	319,481	325,858	6,377
Kazakhstani Tenge
KZT 18,700,000	BUY	2/28/11	127,776	127,397	(379)
Kazakhstani Tenge
KZT 18,700,000	BUY	2/28/11	127,471	127,397	(74)
Kazakhstani Tenge
KZT 18,700,000	BUY	2/28/11	127,645	127,397	(248)
Kazakhstani Tenge
KZT 19,000,000	BUY	3/10/11	129,604	129,436	(168)
Mexican Peso
MXN 7,650,000	BUY	4/8/10	580,535	618,257	37,722
Mexican Peso
MXN 32,370,000	BUY	4/8/10	2,475,149	2,616,074	140,925
Mexican Peso
MXN 13,870,000	BUY	4/8/10	1,072,591	1,120,944	48,353
Mexican Peso
MXN 12,300,000	BUY	4/8/10	953,784	994,060	40,276
Mexican Peso
MXN 3,230,000	BUY	4/8/10	254,702	261,042	6,340
Mexican Peso
MXN 9,320,000	BUY	4/8/10	736,090	753,222	17,132
Mexican Peso
MXN 10,000,000	BUY	4/8/10	800,641	808,179	7,538
Malaysian Ringgit
MYR 1,280,000	BUY	4/9/10	382,890	392,205	9,315
Malaysian Ringgit
MYR 1,050,000	BUY	4/9/10	318,907	321,730	2,823
Malaysian Ringgit
MYR 770,000	BUY	5/10/10	225,205	235,535	10,330
Malaysian Ringgit
MYR 80,000	BUY	5/10/10	23,941	24,471	530

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Norwegian Krone
NOK 6,800,000	BUY	4/12/10	$1,140,480	$1,143,537	$3,057
Norwegian Krone
NOK 2,300,000	BUY	4/12/10	385,751	386,785	1,034
Norwegian Krone
NOK 570,000	BUY	4/12/10	95,410	95,855	445
Norwegian Krone
NOK 230,000	BUY	4/12/10	38,505	38,678	173
Norwegian Krone
NOK 6,700,000	BUY	4/12/10	1,130,229	1,126,721	(3,508)
Norwegian Krone
NOK 100,000	BUY	4/12/10	16,823	16,817	(6)
Norwegian Krone
NOK 1,300,000	BUY	4/12/10	220,817	218,617	(2,200)
Norwegian Krone
NOK 5,200,000	BUY	4/12/10	891,098	874,470	(16,628)
Norwegian Krone
NOK 10,600,000	BUY	4/12/10	1,771,870	1,782,573	10,703
New Zealand Dollar
NZD 550,000	BUY	4/12/10	376,654	390,379	13,725
New Zealand Dollar
NZD 920,000	BUY	4/12/10	629,004	652,998	23,994
New Zealand Dollar
NZD 990,000	BUY	4/12/10	692,673	702,683	10,010
New Zealand Dollar
NZD 50,000	BUY	4/12/10	34,745	35,489	744
New Zealand Dollar
NZD 590,000	BUY	4/12/10	415,419	418,770	3,351
New Zealand Dollar
NZD 1,990,000	BUY	4/12/10	1,403,191	1,412,463	9,272
Peruvian Nuevo Sol
PEN 790,000	BUY	4/15/10	277,875	277,929	54
Philippine Peso
PHP 18,000,000	BUY	4/12/10	391,560	397,791	6,231
Philippine Peso
PHP 14,675,000	BUY	6/16/10	319,160	321,932	2,772
Polish Zloty
PLN 14,880,000	BUY	4/7/10	5,221,969	5,205,854	(16,115)
Polish Zloty
PLN 2,780,000	BUY	4/12/10	951,161	972,180	21,019
Polish Zloty
PLN 1,370,000	BUY	4/12/10	482,670	479,096	(3,574)
Polish Zloty
PLN 190,000	BUY	5/10/10	65,778	66,292	514
Polish Zloty
PLN 100,000	BUY	5/10/10	35,746	34,891	(855)
Polish Zloty
PLN 1,050,000	BUY	5/10/10	349,034	366,351	17,317
Polish Zloty
PLN 6,475,000	BUY	5/10/10	2,248,264	2,259,165	10,901
Russian Ruble
RUB 28,100,000	BUY	10/7/10	926,017	936,126	10,109
Russian Ruble
RUB 16,830,000	BUY	10/7/10	553,054	560,676	7,622
Russian Ruble
RUB 10,060,000	BUY	10/7/10	318,657	335,140	16,483
Russian Ruble
RUB 31,400,000	BUY	11/8/10	1,012,903	1,042,456	29,553
Russian Ruble
RUB 21,710,000	BUY	11/8/10	683,134	720,755	37,621
Swedish Krona
SEK 3,400,000	BUY	4/12/10	459,335	470,887	11,552
Swedish Krona
SEK 1,100,000	BUY	4/12/10	147,767	152,346	4,579
Swedish Krona
SEK 1,200,000	BUY	4/12/10	165,541	166,195	654
Swedish Krona
SEK 4,600,000	BUY	4/12/10	638,481	637,082	(1,399)
Swedish Krona
SEK 100,000	BUY	4/12/10	13,829	13,850	21
Swedish Krona
SEK 100,000	BUY	4/12/10	13,829	13,850	21
Swedish Krona
SEK 100,000	BUY	4/12/10	13,829	13,850	21

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swedish Krona
SEK 8,100,000	BUY	4/12/10	$1,143,663	$1,121,818	$(21,845)
Swedish Krona
SEK 300,000	BUY	4/12/10	42,289	41,549	(740)
Singapore Dollar
SGD 190,000	BUY	5/10/10	136,054	135,790	(264)
Singapore Dollar
SGD 20,000	BUY	5/10/10	14,443	14,294	(149)
Singapore Dollar
SGD 10,000	BUY	5/10/10	7,201	7,147	(54)
Singapore Dollar
SGD 10,000	BUY	5/10/10	7,120	7,147	27
Turkish Lira
TRY 700,000	BUY	5/17/10	453,632	457,515	3,883
Turkish Lira
TRY 1,350,000	BUY	5/17/10	874,862	882,351	7,489
South African Rand
ZAR 9,200,000	BUY	4/19/10	1,174,893	1,258,825	83,932
South African Rand
ZAR 5,970,000	BUY	4/19/10	806,061	816,868	10,807
South African Rand
ZAR 6,900,000	BUY	4/30/10	875,074	942,269	67,195
					$1,012,869
Argentine Peso
ARS 3,450,000	SELL	4/9/10	$890,323	$890,172	$151
Australian Dollar
AUD 370,000	SELL	4/12/10	319,532	339,090	(19,558)
Australian Dollar
AUD 550,000	SELL	4/12/10	474,980	504,052	(29,072)
Australian Dollar
AUD 1,600,000	SELL	4/12/10	1,381,760	1,466,333	(84,573)
Australian Dollar
AUD 60,000	SELL	4/12/10	52,025	54,987	(2,962)
Australian Dollar
AUD 240,000	SELL	4/12/10	211,632	219,950	(8,318)
Australian Dollar
AUD 20,000	SELL	4/12/10	17,849	18,329	(480)
Australian Dollar
AUD 510,000	SELL	4/12/10	455,139	467,394	(12,255)
Australian Dollar
AUD 70,000	SELL	4/12/10	62,470	64,152	(1,682)
Australian Dollar
AUD 130,000	SELL	4/12/10	118,024	119,140	(1,116)
Australian Dollar
AUD 350,000	SELL	4/12/10	319,224	320,760	(1,536)
Australian Dollar
AUD 256,000	SELL	4/23/10	233,500	234,334	(834)
Brazilian Real
BRL 1,770,000	SELL	4/5/10	964,000	994,280	(30,280)
Brazilian Real
BRL 300,000	SELL	4/5/10	167,691	168,522	(831)
Brazilian Real
BRL 570,000	SELL	4/5/10	320,675	320,192	483
Brazilian Real
BRL 1,770,000	SELL	5/4/10	972,207	988,262	(16,055)
Canadian Dollar
CAD 340,000	SELL	4/12/10	317,888	334,760	(16,872)
Canadian Dollar
CAD 510,000	SELL	4/12/10	476,832	502,140	(25,308)
Canadian Dollar
CAD 410,000	SELL	4/12/10	383,335	403,681	(20,346)
Canadian Dollar
CAD 1,520,000	SELL	4/12/10	1,462,326	1,496,573	(34,247)
Canadian Dollar
CAD 60,000	SELL	4/12/10	57,150	59,075	(1,925)
Canadian Dollar
CAD 10,000	SELL	4/12/10	9,525	9,846	(321)
Canadian Dollar
CAD 480,000	SELL	4/12/10	457,196	472,602	(15,406)
Canadian Dollar
CAD 720,000	SELL	4/12/10	704,526	708,903	(4,377)
Canadian Dollar
CAD 955,000	SELL	4/23/10	934,506	940,277	(5,771)

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swiss Franc
CHF 1,020,000	SELL	4/12/10	$953,271	$967,467	$(14,196)
Swiss Franc
CHF 340,000	SELL	4/12/10	317,757	322,489	(4,732)
Swiss Franc
CHF 1,130,000	SELL	4/12/10	1,050,320	1,071,801	(21,481)
Swiss Franc
CHF 410,000	SELL	4/12/10	383,178	388,884	(5,706)
Swiss Franc
CHF 420,000	SELL	4/12/10	392,523	398,369	(5,846)
Swiss Franc
CHF 880,000	SELL	4/12/10	818,963	834,677	(15,714)
Swiss Franc
CHF 2,040,000	SELL	4/12/10	1,898,504	1,934,933	(36,429)
Swiss Franc
CHF 1,030,000	SELL	4/12/10	962,257	976,952	(14,695)
Swiss Franc
CHF 2,080,000	SELL	4/12/10	1,948,396	1,972,873	(24,477)
Swiss Franc
CHF 1,850,000	SELL	4/12/10	1,732,948	1,754,719	(21,771)
Swiss Franc
CHF 248,000	SELL	4/23/10	233,236	235,248	(2,012)
Swiss Franc
CHF 10,000	SELL	5/10/10	9,906	9,487	419
Swiss Franc
CHF 10,000	SELL	5/10/10	9,732	9,487	245
Swiss Franc
CHF 110,000	SELL	5/10/10	102,847	104,359	(1,512)
Chilean Peso
CLP 456,000,000	SELL	4/8/10	852,098	869,122	(17,024)
Chinese Yuan
CNY 6,200,000	SELL	5/4/10	912,301	908,267	4,034
Colombian Peso
COP 3,580,000,000	SELL	4/8/10	1,812,658	1,861,750	(49,092)
Colombian Peso
COP 1,799,000,000	SELL	4/8/10	911,578	935,556	(23,978)
Colombian Peso
COP 485,000,000	SELL	5/10/10	254,727	251,928	2,799
EU Euro
EUR 690,000	SELL	4/12/10	945,300	931,964	13,336
EU Euro
EUR 60,000	SELL	4/12/10	81,993	81,040	953
EU Euro
EUR 170,000	SELL	4/12/10	232,900	229,614	3,286
EU Euro
EUR 570,000	SELL	4/12/10	780,900	769,883	11,017
EU Euro
EUR 510,000	SELL	4/12/10	695,133	688,843	6,290
EU Euro
EUR 10,000	SELL	4/12/10	13,644	13,507	137
EU Euro
EUR 420,000	SELL	4/12/10	573,540	567,282	6,258
EU Euro
EUR 20,000	SELL	4/12/10	27,324	27,013	311
EU Euro
EUR 70,000	SELL	4/12/10	94,593	94,547	46
EU Euro
EUR 1,460,000	SELL	4/12/10	1,962,383	1,971,982	(9,599)
EU Euro
EUR 4,115,000	SELL	4/23/10	5,537,761	5,558,072	(20,311)
EU Euro
EUR 1,830,000	SELL	5/10/10	2,717,770	2,471,782	245,988
EU Euro
EUR 420,000	SELL	5/10/10	628,282	567,294	60,988
EU Euro
EUR 20,000	SELL	5/10/10	29,415	27,014	2,401
EU Euro
EUR 605,000	SELL	5/10/10	863,396	817,174	46,222
EU Euro
EUR 100,000	SELL	5/10/10	145,046	135,070	9,976
EU Euro
EUR 70,000	SELL	5/10/10	98,900	94,549	4,351
EU Euro
EUR 25,000	SELL	5/10/10	33,881	33,768	113

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 1,150,000	SELL	5/10/10	$1,565,725	$1,553,305	$12,420
EU Euro
EUR 130,000	SELL	5/10/10	176,784	175,591	1,193
EU Euro
EUR 1,960,000	SELL	6/18/10	2,689,247	2,647,396	41,851
EU Euro
EUR 210,000	SELL	11/8/10	306,521	283,627	22,894
EU Euro
EUR 300,000	SELL	11/8/10	418,395	405,181	13,214
British Pound
GBP 290,000	SELL	4/12/10	452,980	440,042	12,938
British Pound
GBP 100,000	SELL	4/12/10	155,912	151,739	4,173
British Pound
GBP 240,000	SELL	4/12/10	374,880	364,173	10,707
British Pound
GBP 300,000	SELL	4/12/10	468,600	455,216	13,384
British Pound
GBP 250,000	SELL	4/12/10	390,500	379,347	11,153
British Pound
GBP 10,000	SELL	4/12/10	15,163	15,174	(11)
British Pound
GBP 310,000	SELL	4/12/10	470,059	470,390	(331)
British Pound
GBP 10,000	SELL	4/12/10	15,163	15,174	(11)
British Pound
GBP 330,000	SELL	4/12/10	499,543	500,737	(1,194)
British Pound
GBP 470,000	SELL	4/12/10	701,112	713,172	(12,060)
British Pound
GBP 620,000	SELL	4/23/10	929,020	940,717	(11,697)
Hong Kong Sar Dollar
HKD 7,000,000	SELL	4/7/10	901,656	901,616	40
Hungarian Forint
HUF 112,000,000	SELL	4/8/10	563,097	569,503	(6,406)
Hungarian Forint
HUF 100,000,000	SELL	4/8/10	498,256	508,485	(10,229)
Indonesian Rupiah
IDR 2,260,000,000	SELL	4/13/10	240,170	247,771	(7,601)
Indonesian Rupiah
IDR 13,510,000,000	SELL	4/13/10	1,443,376	1,481,142	(37,766)
Indonesian Rupiah
IDR 3,314,000,000	SELL	5/25/10	352,104	360,401	(8,297)
Indonesian Rupiah
IDR 2,975,000,000	SELL	5/25/10	318,352	323,534	(5,182)
Israeli New Shekel
ILS 2,990,000	SELL	5/28/10	806,408	808,563	(2,155)
Japanese Yen
JPY 74,000,000	SELL	4/5/10	800,277	791,550	8,727
Japanese Yen
JPY 74,000,000	SELL	4/5/10	802,533	791,550	10,983
Japanese Yen
JPY 75,000,000	SELL	4/5/10	812,519	802,247	10,272
Japanese Yen
JPY 73,000,000	SELL	4/5/10	795,996	780,854	15,142
Japanese Yen
JPY 114,000,000	SELL	4/5/10	1,279,461	1,219,416	60,045
Japanese Yen
JPY 20,000,000	SELL	4/12/10	223,964	213,941	10,023
Japanese Yen
JPY 34,000,000	SELL	4/12/10	380,739	363,699	17,040
Japanese Yen
JPY 131,000,000	SELL	4/12/10	1,452,827	1,401,313	51,514
Japanese Yen
JPY 174,000,000	SELL	4/12/10	1,899,273	1,861,285	37,988
Japanese Yen
JPY 73,000,000	SELL	4/12/10	807,183	780,884	26,299
Japanese Yen
JPY 87,000,000	SELL	4/12/10	961,985	930,643	31,342
Japanese Yen
JPY 44,000,000	SELL	4/12/10	485,143	470,670	14,473
Japanese Yen
JPY 9,000,000	SELL	4/12/10	99,549	96,273	3,276

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 127,000,000	SELL	4/23/10	$1,372,749	$1,358,607	$14,142
Japanese Yen
JPY 82,000,000	SELL	4/30/10	910,100	877,245	32,855
Japanese Yen
JPY 9,000,000	SELL	5/10/10	102,065	96,288	5,777
Japanese Yen
JPY 136,000,000	SELL	5/10/10	1,530,033	1,455,020	75,013
Japanese Yen
JPY 23,000,000	SELL	5/10/10	257,087	246,070	11,017
Japanese Yen
JPY 4,000,000	SELL	5/10/10	45,011	42,795	2,216
Japanese Yen
JPY 46,000,000	SELL	5/10/10	499,397	492,139	7,258
Japanese Yen
JPY 213,000,000	SELL	6/18/10	2,358,804	2,279,354	79,450
South Korean Won
KRW 1,041,000,000	SELL	4/21/10	901,143	919,290	(18,147)
Mexican Peso
MXN 41,900,000	SELL	4/8/10	3,186,070	3,386,268	(200,198)
Mexican Peso
MXN 5,800,000	SELL	8/2/10	434,783	462,603	(27,820)
Malaysian Ringgit
MYR 30,000	SELL	5/10/10	8,903	9,177	(274)
Malaysian Ringgit
MYR 20,000	SELL	5/10/10	5,865	6,118	(253)
Malaysian Ringgit
MYR 320,000	SELL	5/10/10	93,363	97,885	(4,522)
Norwegian Krone
NOK 3,800,000	SELL	4/12/10	637,327	639,036	(1,709)
Norwegian Krone
NOK 1,400,000	SELL	4/12/10	233,376	235,434	(2,058)
Norwegian Krone
NOK 2,300,000	SELL	4/12/10	385,751	386,785	(1,034)
Norwegian Krone
NOK 9,900,000	SELL	4/12/10	1,666,975	1,664,856	2,119
Norwegian Krone
NOK 800,000	SELL	4/12/10	134,953	134,534	419
Norwegian Krone
NOK 2,800,000	SELL	4/12/10	471,035	470,868	167
Norwegian Krone
NOK 3,700,000	SELL	4/12/10	619,428	622,219	(2,791)
Norwegian Krone
NOK 5,200,000	SELL	4/12/10	874,311	874,470	(159)
Norwegian Krone
NOK 4,800,000	SELL	4/12/10	802,356	807,203	(4,847)
New Zealand Dollar
NZD 980,000	SELL	4/12/10	670,026	695,585	(25,559)
New Zealand Dollar
NZD 120,000	SELL	4/12/10	83,214	85,174	(1,960)
New Zealand Dollar
NZD 10,000	SELL	4/12/10	6,949	7,098	(149)
New Zealand Dollar
NZD 1,480,000	SELL	4/12/10	1,033,721	1,050,475	(16,754)
New Zealand Dollar
NZD 90,000	SELL	4/12/10	62,924	63,880	(956)
Peruvian Nuevo Sol
PEN 90,000	SELL	4/15/10	31,618	31,663	(45)
Peruvian Nuevo Sol
PEN 1,970,000	SELL	4/15/10	691,713	693,064	(1,351)
Polish Zloty
PLN 3,330,000	SELL	4/7/10	1,151,452	1,165,020	(13,568)
Polish Zloty
PLN 3,830,000	SELL	4/7/10	1,357,434	1,339,948	17,486
Polish Zloty
PLN 1,410,000	SELL	4/12/10	467,879	493,084	(25,205)
Polish Zloty
PLN 1,370,000	SELL	4/12/10	469,123	479,096	(9,973)
Polish Zloty
PLN 2,780,000	SELL	5/10/10	962,604	969,958	(7,354)
Polish Zloty
PLN 60,000	SELL	5/10/10	21,045	20,934	111
Polish Zloty
PLN 30,000	SELL	5/10/10	10,607	10,467	140

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Polish Zloty
PLN 50,000	SELL	5/10/10	$17,096	$17,445	$(349)
Polish Zloty
PLN 30,000	SELL	5/10/10	10,078	10,467	(389)
Russian Ruble
RUB 5,520,000	SELL	10/7/10	178,352	183,894	(5,542)
Russian Ruble
RUB 5,330,000	SELL	10/7/10	172,158	177,564	(5,406)
Russian Ruble
RUB 8,610,000	SELL	10/7/10	273,507	286,834	(13,327)
Russian Ruble
RUB 27,280,000	SELL	10/7/10	882,562	908,809	(26,247)
Russian Ruble
RUB 8,400,000	SELL	11/8/10	273,438	278,874	(5,436)
Russian Ruble
RUB 4,980,000	SELL	11/8/10	161,165	165,332	(4,167)
Russian Ruble
RUB 14,390,000	SELL	11/8/10	456,101	477,737	(21,636)
Russian Ruble
RUB 3,630,000	SELL	11/8/10	114,946	120,513	(5,567)
Swedish Krona
SEK 2,400,000	SELL	4/12/10	324,237	332,391	(8,154)
Swedish Krona
SEK 2,800,000	SELL	4/12/10	378,276	387,789	(9,513)
Swedish Krona
SEK 2,900,000	SELL	4/12/10	391,786	401,639	(9,853)
Swedish Krona
SEK 5,600,000	SELL	4/12/10	777,281	775,578	1,703
Swedish Krona
SEK 2,710,000	SELL	4/12/10	380,301	375,324	4,977
Swedish Krona
SEK 2,290,000	SELL	4/12/10	316,692	317,156	(464)
Swedish Krona
SEK 3,700,000	SELL	4/12/10	513,311	512,436	875
Swedish Krona
SEK 5,100,000	SELL	4/12/10	701,568	706,330	(4,762)
Singapore Dollar
SGD 90,000	SELL	5/10/10	63,247	64,322	(1,075)
Singapore Dollar
SGD 10,000	SELL	5/10/10	7,087	7,147	(60)
Taiwan New Dollar
TWD 29,000,000	SELL	5/28/10	915,693	919,041	(3,348)
South African Rand
ZAR 4,920,000	SELL	4/19/10	634,258	673,198	(38,940)
South African Rand
ZAR 2,810,000	SELL	4/19/10	379,586	384,489	(4,903)
					$(144,844)

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on March 31, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
DAX Index	4	06/18/10	$829,506	$21,065
Euro-Bund	11	06/08/10	1,832,640	11,312
NASDAQ 100 E-Mini	41	06/18/10	1,603,715	31,595
U.S. Treasury 5-Year Note	630	06/30/10	72,351,563	(162,385)
U.S. Treasury 10-Year Note	220	06/21/10	25,575,000	(23,012)
U.S. Treasury Long Bond	117	06/21/10	13,586,625	62,181
			$115,779,049	$(59,244)
Short Contracts
Canada 10-Year Bond	9	06/21/10	$1,041,117	$10,194
Euro-Bobl 5-Year	34	06/08/10	5,376,590	(19,704)
FTSE 100 Index	12	06/18/10	1,021,670	(6,816)
Japanese Government Bonds 10-Year Mini	22	06/09/10	3,249,524	7,208
Long Gilt	4	06/28/10	696,531	(5,149)
NIKKEI 225 (OSE)	11	06/10/10	1,306,022	(69,522)
NIKKEI 225 (SGX)	3	06/10/10	177,933	(5,901)
S&P 500 E-Mini	107	06/18/10	6,233,820	(104,742)
U.S. Treasury 2-Year Note	134	06/30/10	29,071,718	(9,987)
			$48,174,925	$(204,419)

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Goldman Sachs International	Amgen Inc. 4.850%, 11/18/14	Buy	(1.000)	03/20/15	USD	730,000	$(15,098)	$(21,565)	$6,467
Deutsche Bank AG	Baxter International Inc. 6.625%, 02/15/28	Buy	(1.000)	03/20/15	USD	730,000	(19,339)	(23,598)	4,259
Citibank N.A., New York	CVS Caremark Corp. 4.875%, 09/15/14	Buy	(1.000)	03/20/15	USD	730,000	(15,579)	(16,555)	976
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16	USD	420,000	(8,182)	—	(8,182)
Barclays Bank PLC	Republic of the Philippines, 10.625%, 03/16/25	Buy	(1.760)	12/20/14	USD	340,000	(3,323)	—	(3,323)
JPMorgan Chase Bank, N.A. - London	Republic of the Philippines, 10.625%, 03/16/25	Buy	(1.740)	12/20/14	USD	510,000	(4,540)	—	(4,540)
Morgan Stanley Capital Services Inc.	Verizon Communications Inc. 4.900%, 09/15/15	Buy	(1.000)	03/20/15	USD	730,000	(7,263)	(11,079)	3,816
Credit Suisse International	Yum! Brands, Inc. 6.250%, 03/15/18	Buy	(1.000)	03/20/15	USD	730,000	(10,167)	(11,663)	1,496
							$(83,491)	$(84,460)	$969

Credit Default Swaps on Credit Indices - Sell Protection (2)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,524,600	$240	$(129,980)	$130,220
Barclays Bank PLC	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,782,000	281	(1,237)	1,518
Barclays Bank PLC	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,782,000	281	10,395	(10,114)
Citibank N.A., New York	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,485,000	234	19,276	(19,042)
Citibank N.A., New York	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,485,000	234	(5,238)	5,472
Citibank N.A., New York	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	693,000	109	5,051	(4,942)
Goldman Sachs International	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,524,600	240	(129,115)	129,355
Goldman Sachs International	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	915,750	144	(71,321)	71,465
JPMorgan Chase Bank, N.A. - London	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,782,000	281	17,912	(17,631)
JPMorgan Chase Bank, N.A. - New York	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	990,000	156	(48,645)	48,801
Morgan Stanley Capital Services Inc.	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,485,000	234	6,342	(6,108)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,782,000	281	865	(584)
UBS AG	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,485,000	234	12,113	(11,879)
							$2,949	$(313,582)	$316,531

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

			(Pay)/		Implied				Upfront
			Receive		Credit				Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	03/31/10 (%) (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
Credit Suisse International	CBS Corp. 4.625%, 05/15/18	Sell	1.000	03/20/15	1.19	USD	730,000	$(6,338)	$(2,948)	$(3,390)
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750	02/20/13	2.69	USD	650,000	18,878	—	18,878
UBS AG	Dow Chemical Co. 7.375%, 11/01/29	Sell	1.000	03/20/15	1.09	USD	730,000	(3,216)	(6,915)	3,699
Credit Suisse International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	03/20/15	1.28	USD	300,000	(3,881)	(4,005)	124
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	4.55	USD	770,000	(67,563)	—	(67,563)
Barclays Bank PLC	International Lease Finance Corp. 4.150%, 01/20/15	Sell	5.000	03/20/15	3.82	USD	395,000	19,223	(27,481)	46,704
Goldman Sachs International	International Lease Finance Corp. 4.150%, 01/20/15	Sell	5.000	03/20/15	3.82	USD	335,000	16,303	(23,306)	39,609
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09**	Sell	5.100	03/20/13	7.08	USD	270,000	(13,939)	—	(13,939)
Credit Suisse International	Republic of Hungary 4.750%, 02/03/15	Sell	2.700	09/20/10	0.85	USD	600,000	5,302	—	5,302
Citibank N.A., New York	Republic of Indonesia 6.750%, 03/10/14	Sell	1.000	03/20/15	1.57	USD	300,000	(7,833)	(12,337)	4,504
JPMorgan Chase Bank, N.A. - New York	Republic of Indonesia 6.750%, 03/10/14	Sell	1.000	03/20/15	1.57	USD	300,000	(7,833)	(11,696)	3,863
Barclays Bank PLC	Whirlpool Corp. 7.750%, 07/15/16	Sell	1.000	03/20/15	1.16	USD	730,000	(5,247)	115	(5,362)
Deutsche Bank AG	XL Capital Ltd. 5.250%, 09/15/14	Sell	1.000	03/20/15	1.03	USD	730,000	(1,130)	2,708	(3,838)
Morgan Stanley Capital Services Inc.	YASAR, Multiple loan facility agreements to the YASAR Group Entities	Sell	8.750	06/20/10	19.68	USD	230,000	(109)	—	(109)
								$(57,383)	$(85,865)	$28,482

*Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S. For the purposes of this transaction each such loan shall be an underlying loan.

**In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2010:

	Termination Date	Notional Principal Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.215% Counterparty: Westpac Banking Corp.	11/04/19	AUD	2,440,000	$(13,593)	$—	$(13,593)

Receive a fixed rate equal to 12.320% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander, S.A., New York	01/02/17	BRL	840,000	3,331	—	3,331

Receive a fixed rate equal to 11.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse International	01/02/12	BRL	90,000	(3)	—	(3)

Receive a fixed rate equal to 11.460% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs International	01/02/12	BRL	250,000	(46)	—	(46)

Receive a fixed rate equal to 12.800% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs International	01/02/17	BRL	3,300,000	63,311	—	63,311

Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	25,550	—	25,550

Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	53,121	—	53,121

Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	994	—	994

Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	524	—	524

Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,500,000	93,208	—	93,208

Receive a fixed rate equal to 11.490% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	210,000	9	—	9

Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	2,440,000	8,918	—	8,918

Receive a fixed rate equal to 3.820% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: JPMorgan Chase Bank, N.A., London	01/06/20	CAD	2,390,000	22,710	—	22,710

Receive a fixed rate equal to 7.820% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	09/19/13	HUF	231,000,000	76,885	—	76,885

Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	10/08/18	HUF	134,000,000	47,539	—	47,539

Receive a fixed rate equal to 7.180% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/03/18	HUF	26,000,000	9,237	—	9,237

Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A., New York	10/08/18	HUF	132,000,000	47,736	—	47,736

Receive a fixed rate equal to 7.200% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	10/06/18	HUF	134,000,000	48,460	—	48,460

Receive a fixed rate equal to 7.880% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	08/12/13	HUF	123,000,000	41,189	—	41,189

Receive a fixed rate equal to 7.890% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	09/12/13	HUF	107,000,000	35,229	—	35,229

Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.391% Counterparty: Citibank N.A., London	10/06/19	JPY	24,000,000	33	—	33

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

	Termination Date	Notional Principal Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.484% Counterparty: JPMorgan Chase Bank, N.A., Tokyo	09/07/19	JPY	98,700,000	$(10,583)	$—	$(10,583)

Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.563% Counterparty: JPMorgan Chase Bank, N.A. - London	11/09/19	JPY	77,000,000	(11,706)	—	(11,706)

Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander S.A., New York	09/27/13	MXN	14,000,000	67,683	—	67,683

Receive a fixed rate equal to 8.060% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander, S.A., New York	02/06/14	MXN	15,600,000	55,604	—	55,604

Receive a fixed rate equal to 8.560% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	09/27/13	MXN	5,500,000	26,875	—	26,875

Receive a fixed rate equal to 9.270% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/21/11	MXN	33,600,000	151,755	—	151,755

Receive a fixed rate equal to 9.080% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	11/22/11	MXN	33,800,000	144,457	—	144,457

Receive a fixed rate equal to 6.080% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	01/24/12	MXN	16,000,000	4,417	—	4,417

Receive a fixed rate equal to 8.540% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/27/13	MXN	8,500,000	41,093	—	41,093

Receive a fixed rate equal to 6.080% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., London	01/24/12	MXN	33,000,000	9,110	—	9,110

Receive a fixed rate equal to 3.600% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Goldman Sachs International	11/03/19	USD	2,200,000	(29,581)	—	(29,581)
				$1,013,466	$—	$1,013,466

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on March 31, 2010:

	Termination Date	Number of Contracts/ Notional Principal Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive, if positive, the total return of custom basket of securities plus 85% of the dividends from the basket. Pay one-month CHF-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	01/12/11	CHF	1,980	$1,542	$—	$1,542

Receive one-month EUR-EURIBOR-Rueters minus 60 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Citibank N.A., New York	01/07/11	EUR	2,130	(9,576)	—	(9,576)

Receive, if positive, the total return of custom basket of securities plus 85% of the dividends from the basket. Pay one-month EUR-EURIBOR-Telerate plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	01/12/11	EUR	7,048	53,578	—	53,578

Receive one-month EUR-EURIBOR-Telerate minus 3 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Goldman Sachs International	01/07/11	EUR	4,260	(18,832)	—	(18,832)

Receive one-month EUR-EURIBOR-Telerate minus 30 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Morgan Stanley Capital Services Inc.	01/12/11	EUR	3,195	(27,779)	—	(27,779)

Receive one-month EUR-LIBOR-BBA minus 70 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: UBS AG, London	01/07/11	EUR	1,065	(4,796)	—	(4,796)

Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay one-month GBP-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	01/12/11	GBP	4,663	32,273	—	32,273

Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay one-month GBP-LIBOR plus 50 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley Capital Services Inc.	03/11/10	GBP	9,168	54,508	—	54,508

Receive, if positive, the total return of custom basket of securities plus 93% of the dividends from the basket. Pay one-month JPY-LIBOR-BBA plus 80 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	04/14/10	JPY	123,230	102,202	—	102,202

Receive one-month USD-LIBOR-BBA plus 15 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Citibank N.A., New York	10/04/10	USD	191	(54,917)	—	(54,917)

Receive the price return on S&P 500 Value TR Index. Pay one-month USD1M-Reuters plus 10 basis pts. and, if negative, the absolute value of the price return of the S&P 500 Value TR Index Counterparty: Deutsche Bank AG	02/07/11	USD	552	60,239	—	60,239

Receive one-month USD-LIBOR-BBA minus 5 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs International	10/04/10	USD	44	(9,995)	—	(9,995)

Receive one-month USD-LIBOR-BBA plus 4 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs International	02/07/11	USD	237	(53,764)	—	(53,764)

Receive the price return on MSCI Daily TR Net Italy USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 25 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net Italy USD Index. Counterparty: Goldman Sachs International	03/04/11	USD	603	33,542	—	33,542

Receive the price return on MSCI Daily TR Net Germany USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 45 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Germany USD Index. Counterparty: Goldman Sachs International	03/04/11	USD	139	37,852	—	37,852

Receive the price return on MSCI Daily TR Net Emerging Markets Korea USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 90 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Emerging Markets Korea USD Index. Counterparty: Goldman Sachs International	03/09/11	USD	1,018	31,283	—	31,283

Receive one-month USD-LIBOR-BBA minus 35 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Morgan Stanley Capital Services Inc.	10/04/10	USD	115	(25,973)	—	(25,973)

Receive the price return on MSCI Daily TR Net France USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 35 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net France USD Index. Counterparty: Morgan Stanley Capital Services Inc.	03/04/11	USD	117	26,197	—	26,197

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

	Termination Date	Number of Contracts/ Notional Principal amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Receive the price return on AMEX Consumer Staples Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA plus 15 basis pts. and, if negative, the absolute value of the price return of the AMEX Consumers Staples Select Sector Index. Counterparty: Morgan Stanley Capital Services Inc.	03/04/11	USD	1,403	$12,700	$(108)	$12,808

Receive one-month USD-LIBOR-BBA minus 10 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: UBS AG, London	10/04/10	USD	149	(42,221)	—	(42,221)

Receive the price return on AMEX Industrial Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA plus 17 basis pts. and, if negative, the absolute value of the price return of the AMEX Industrial Select Sector Index. Counterparty: UBS AG, London	03/01/11	USD	1,306	28,168	—	28,168

Receive the price return on AMEX Materials Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA minus 10 basis pts. and, if negative, the absolute value of the price return of the AMEX Materials Select Sector Index. Counterparty: UBS AG, London	03/04/11	USD	1,161	24,098	(90)	24,188

Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR-BBA plus 25 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: UBS AG, London	03/04/11	USD	80,134	213,801	—	213,801

Receive the price return on MSCI Daily TR Net Japan USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 18 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Japan USD Index. Counterparty: UBS AG, London	03/07/11	USD	123	19,015	—	19,015

Receive a fixed rate equal to 7.750%, and pay a floating rate based on 3-month USD LIBOR. On the termination date, receive total return amount on reference obligation, if total return amount is positive, and pay absolute value of the total return amount on reference obligation, if total return amount is negative. Reference Obligation: Loan under the loan facility agreement between each of JSC “Rushydro” and OJSC Saratovskaya and any Successor(s) and Morgan Stanley Bank International Limited dated 13 December 2006 Counterparty: Morgan Stanley Capital Services Inc.	12/16/13	RUB	56,780,000	(319,841)	—	(319,841)
				$163,304	$(198)	$163,502

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Volatility Swap Agreements Outstanding on March 31, 2010:

Reference Entity/ Swap Counterparty	Termination Date	Number of Contracts		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay a fixed rate of 12.45% Receive the Historic Volatility of the mid GBP/CAD spot exchange rate Counterparty: Credit Suisse International	04/06/10	USD	2,600	$(4,888)	$—	$(4,888)

Pay the Historic Volatility of the mid AUD/JPY spot exchange rate Receive a fixed rate of 14.10% Counterparty: Credit Suisse International	04/22/10	USD	2,600	(1,006)	—	(1,006)

Pay the Historic Volatility of the mid AUD/JPY spot exchange rate Receive a fixed rate of 14.55% Counterparty: Credit Suisse International	04/27/10	USD	2,600	70	—	70

Pay the Historic Volatility of the mid AUD/JPY spot exchange rate Receive a fixed rate of 15.20% Counterparty: Credit Suisse International	04/27/10	USD	2,600	531	—	531

Pay the Historic Volatility of the mid USD/SEK spot exchange rate Receive a fixed rate of 11.65% Counterparty: Credit Suisse International	04/14/10	USD	2,600	236	—	236

Pay the Historic Volatility of the mid USD/SEK spot exchange rate Receive a fixed rate of 12.05% Counterparty: Credit Suisse International	04/08/10	USD	2,600	2,501	(158)	2,659

Pay the Historic Volatility of the mid USD/NOK spot exchange rate Receive a fixed rate of 10.90% Counterparty: Credit Suisse International	04/15/10	USD	2,600	(3,377)	—	(3,377)

Pay a fixed rate of 14.50% Receive the Historic Volatility of the mid AUD/JPY spot exchange rate Counterparty: Deutsche Bank AG	04/27/10	USD	2,600	225	39	186

Pay the Historic Volatility of the mid AUD/USD spot exchange rate Receive a fixed rate of 10.05% Counterparty: Deutsche Bank AG	04/15/10	USD	2,600	(1,170)	(99)	(1,071)

Pay the Historic Volatility of the mid AUD/USD spot exchange rate Receive a fixed rate of 10.80% Counterparty: Deutsche Bank AG	04/15/10	USD	2,600	336	—	336

Pay the Historic Volatility of the mid CAD/JPY spot exchange rate Receive a fixed rate of 14.50% Counterparty: Deutsche Bank AG	04/29/10	USD	2,600	783	—	783

Pay the Historic Volatility of the mid USD/JPY spot exchange rate Receive a fixed rate of 9.90% Counterparty: Deutsche Bank AG	04/21/10	USD	2,600	(3,803)	—	(3,803)

Pay the Historic Volatility of the mid USD/SEK spot exchange rate Receive a fixed rate of 11.85% Counterparty: Deutsche Bank AG	04/13/10	USD	2,600	(1,260)	—	(1,260)

Pay the Historic Volatility of the mid USD/SEK spot exchange rate Receive a fixed rate of 12.70% Counterparty: Deutsche Bank AG	04/07/10	USD	2,600	3,032	(176)	3,208

Pay the Historic Volatility of the mid AUD/JPY spot exchange rate Receive a fixed rate of 14.60% Counterparty: Merrill Lynch International	04/22/10	USD	2,600	(484)	—	(484)

Pay the Historic Volatility of the mid AUD/JPY spot exchange rate Receive a fixed rate of 14.90% Counterparty: Merrill Lynch International	04/22/10	USD	2,600	1,180	—	1,180

Pay the Historic Volatility of the mid AUD/JPY spot exchange rate Receive a fixed rate of 15.30% Counterparty: Merrill Lynch International	04/22/10	USD	2,600	2,500	—	2,500

Pay the Historic Volatility of the mid USD/SEK spot exchange rate Receive a fixed rate of 11.80% Counterparty: Merrill Lynch International	04/08/10	USD	2,600	1,168	(145)	1,313

Pay the Historic Volatility of the mid USD/SEK spot exchange rate Receive a fixed rate of 12.15% Counterparty: Merrill Lynch International	04/08/10	USD	2,600	2,357	—	2,357
				$(1,069)	$(539)	$(530)

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

Commitments

Pursuant to the terms of certain indenture agreements, Oppenheimer Strategic Income has the following unfunded loan commitment at March 31, 2010. The Portfolio generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitment. The following commitment is subject to funding based on the borrower’s discretion. The Portfolio is obligated to fund this commitment at the time of the request by the borrower. This commitment has been excluded from the Portfolio of Investments.

Deutsche Bank AG; An unfunded commitment that Oppenheimer Strategic Income receives 0.125% quarterly; and will pay out, upon request, up to $1,925,000 to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured products will be created and held by the Portfolio to maintain a consistent exposure level.

Commitment Fee: 0.50%

Commitment Termination Date: 10/15/2010

Unfunded Commitment as of 03/31/10: $781,025

Unrealized Depreciation as of 12/31/09: $48,092

ING Oppenheimer Strategic Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Credit contracts	$(137,925)
Equity contracts	28,983
Foreign exchange contracts	866,956
Interest rate contracts	884,124
Total	$1,642,138

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited)

	Principal Amount			Value
CONVERTIBLE BONDS: 0.4%
			Banks: 0.4%
$3,400,000			National City Corp., 4.000%, due 02/01/11	$3,476,500
			Total Convertible Bonds
			(Cost $3,468,309)	3,476,500
CORPORATE BONDS/NOTES: 25.3%
			Agriculture: 0.1%
	400,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	431,373
	300,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	337,499
				768,872
			Auto Manufacturers: 0.1%
	725,000		DaimlerChrysler NA Holding Corp., 4.230%, due 08/03/14	725,000
				725,000
			Banks: 11.0%
	200,000	S	American Express Bank FSB, 6.000%, due 09/13/17	214,973
	200,000	S	American Express Centurion Bank, 6.000%, due 09/13/17	214,973
	800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13	882,296
	300,000	S	Bank of America Corp., 0.580%, due 08/15/16	263,118
	2,900,000	S	Bank of America Corp., 2.100%, due 04/30/12	2,954,897
	900,000	S	Bank of America Corp., 5.750%, due 12/01/17	924,169
	4,400,000	S	Bank of America Corp., 6.500%, due 08/01/16	4,762,569
	300,000	#, L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	298,114
	4,100,000	S	Barclays Bank PLC, 5.450%, due 09/12/12	4,422,293
	700,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	722,989
	2,200,000	#, S	BNP Paribas, 5.186%, due 06/29/49	1,952,500
	298,730	L	CIT Group, Inc., 7.000%, due 05/01/13	292,755
	148,098	S	CIT Group, Inc., 7.000%, due 05/01/14	140,323
	448,096	S	CIT Group, Inc., 7.000%, due 05/01/15	418,970
	246,829	S	CIT Group, Inc., 7.000%, due 05/01/16	228,317
	345,563	S	CIT Group, Inc., 7.000%, due 05/01/17	319,646
	900,000	S	Citibank NA, 1.875%, due 05/07/12	912,137
	300,000	S	Citibank NA, 1.875%, due 06/04/12	303,789
	700,000	S	Citigroup, Inc., 2.125%, due 04/30/12	713,175
	700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	735,643
	1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	2,003,959
	2,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	2,418,471
	500,000	S	Citigroup, Inc., 5.625%, due 08/27/12	524,425
	500,000	S	Citigroup, Inc., 5.850%, due 07/02/13	525,828
	1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	1,946,413
	300,000	S	Citigroup, Inc., 6.125%, due 05/15/18	307,024
	300,000	S	Citigroup, Inc., 8.500%, due 05/22/19	350,730
	6,300,000	#, S	Commonwealth Bank of Australia, 0.671%, due 07/12/13	6,341,095
	1,100,000	#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	1,039,514
	700,000	#, S	Credit Agricole S.A., 0.302%, due 05/28/10	700,069
	5,700,000	#, S	Credit Agricole S.A., 8.375%, due 12/13/49	6,198,750
	1,600,000	S	Deutsche Bank AG/London, 6.000%, due 09/01/17	1,756,955
	1,400,000	#, S	Dexia Credit Local, 0.928%, due 09/23/11	1,410,623
	1,800,000		Export-Import Bank of Korea, 4.125%, due 09/09/15	1,807,776
EUR	300,000		Fortis Bank Nederland Holding NV, 3.000%, due 04/17/12	418,269
$2,129,000		S	General Motors Acceptance Corp., 5.375%, due 06/06/11	2,134,323
	400,000	S, I	General Motors Acceptance Corp., 7.250%, due 03/02/11	409,000
	50,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	52,539
	800,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	847,802
	2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,154,018
	3,200,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,205,926
	5,600,000	S	Intesa Sanpaolo/New York, 2.375%, due 12/21/12	5,642,638
	1,000,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	1,087,401
	900,000	S	JPMorgan Chase Bank NA, 0.587%, due 06/13/16	845,838
	1,200,000	S	KeyBank NA, 2.502%, due 06/02/10	1,204,031
	2,700,000	S	Korea Development Bank, 4.375%, due 08/10/15	2,743,613
	6,700,000	#, S	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	6,549,105
	3,230,000	S	Manuf & Traders Trust Co., 8.000%, due 10/01/10	3,332,430
	100,000	S	Morgan Stanley, 0.540%, due 04/19/12	97,783
	800,000	S	Morgan Stanley, 5.950%, due 12/28/17	823,163
	1,600,000	S	Morgan Stanley, 6.250%, due 08/28/17	1,681,851
DKK	3,093,772		Nykredit Realkredit A/S, 2.365%, due 10/01/38	534,638
DKK	2,821,496		Nykredit Realkredit A/S, 2.537%, due 04/01/38	493,728
DKK	8,621,404		Realkredit Danmark A/S, 2.450%, due 01/01/38	1,486,355
DKK	2,806,398		Realkredit Danmark A/S, 2.450%, due 01/01/38	487,904
$600,000		#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	429,000
	4,100,000	#, S	Royal Bank of Scotland PLC, 0.650%, due 04/08/11	4,108,106
	500,000	#, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	514,126
	200,000	#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	201,481
	6,400,000	#	Santander US Debt SA Unipersonal, 1.089%, due 03/30/12	6,403,955
	200,000	#, S	Societe Generale, 5.922%, due 12/31/49	172,940
	2,700,000	S	UBS AG, 1.169%, due 05/05/10	2,702,525

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount	Value
Banks (continued)
$1,000,000	S	UBS AG, 1.352%, due 02/23/12	$1,005,317
500,000	S	UBS AG, 5.750%, due 04/25/18	512,981
800,000	S	Union Planters Corp., 7.750%, due 03/01/11	812,860
1,800,000	S	Wachovia Corp., 5.750%, due 02/01/18	1,916,552
1,200,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	1,275,028
EUR	1,200,000	Wells Fargo & Company, 0.842%, due 03/23/16	1,528,568
106,825,072
Beverages: 0.6%
$3,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 4.125%, due 01/15/15	3,090,033
3,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20	3,100,620
6,190,653
Biotechnology: 0.3%
2,400,000	S	Amgen, Inc., 6.150%, due 06/01/18	2,705,105
2,705,105
Building Materials: 0.0%
700,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	488,017
488,017
Chemicals: 0.0%
400,000	S	Rohm & Haas Co., 6.000%, due 09/15/17	425,612
425,612
Computers: 0.8%
1,300,000	S	Dell, Inc., 4.700%, due 04/15/13	1,397,434
5,700,000	S	International Business Machines Corp., 5.700%, due 09/14/17	6,326,322
7,723,756
Diversified Financial Services: 7.2%
700,000	S	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	763,087
700,000	S	American Express Co., 7.000%, due 03/19/18	796,288
600,000	S	American Express Credit Corp., 5.875%, due 05/02/13	650,397
300,000	American General Finance Corp., 4.875%, due 07/15/12	282,757
3,700,000	S	American General Finance Corp., 5.625%, due 08/17/11	3,620,309
1,000,000	S	American General Finance Corp., 6.900%, due 12/15/17	877,160
1,900,000	S	Bear Stearns Cos., Inc., 6.400%, due 10/02/17	2,102,114
2,100,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,327,735
3,000,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,228,528
400,000	S	CitiFinancial, 6.625%, due 06/01/15	420,191
3,200,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	3,256,000
1,200,000	Citigroup Funding, Inc., 1.875%, due 10/22/12	1,210,324
1,200,000	S	Citigroup Funding, Inc., 2.250%, due 12/10/12	1,220,267
200,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	206,854
1,100,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	1,127,690
1,500,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	1,514,024
300,000	S	Ford Motor Credit Co., LLC, 8.625%, due 11/01/10	307,323
2,400,000	S	General Electric Capital Corp., 2.000%, due 09/28/12	2,434,140
600,000	General Electric Capital Corp., 2.125%, due 12/21/12	608,249
5,000,000	S	General Electric Capital Corp., 2.625%, due 12/28/12	5,137,920
500,000	S	General Electric Capital Corp., 3.000%, due 12/09/11	516,909
EUR	4,800,000	General Electric Capital Corp., 5.500%, due 09/15/67	5,607,931
$900,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	858,519
800,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	865,704
800,000	S	International Lease Finance Corp., 5.125%, due 11/01/10	801,058
4,400,000	International Lease Finance Corp., 5.300%, due 05/01/12	4,275,647
1,100,000	S	International Lease Finance Corp., 5.400%, due 02/15/12	1,082,854
1,800,000	S	International Lease Finance Corp., 5.450%, due 03/24/11	1,802,372
EUR	2,364,000	±	Lehman Brothers Holdings, Inc., due 06/12/13	730,388
2,700,000	±, S	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	641,250
300,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	72,375
2,000,000	±, S	Lehman Brothers Holdings, Inc., 12.560%, due 05/25/10	470,000
$3,000,000	#, S	Macquarie Group Ltd., 7.300%, due 08/01/14	3,309,075
1,800,000	S	Merrill Lynch & Co., Inc., 0.449%, due 07/25/11	1,790,293
300,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	320,578
1,900,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	2,050,754
4,800,000	Nomura Holdings, Inc., 6.700%, due 03/04/20	4,990,522
2,400,000	S	SLM Corp., 0.457%, due 03/15/11	2,341,613
EUR	2,800,000	SLM Corp., 3.125%, due 09/17/12	3,592,750
$300,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	360,437
1,100,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,001,000
300,000	#, S, ^^	Williams Cos., Inc., 6.375%, due 10/01/10	305,582
146,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	137,665
70,016,633
Electric: 0.5%
300,000	S	Columbus Southern Power Co., 6.600%, due 03/01/33	324,509
600,000	#, S	Electricite de France, 5.500%, due 01/26/14	659,320
600,000	#, S	Electricite de France, 6.500%, due 01/26/19	674,423
600,000	#, S	Electricite de France, 6.950%, due 01/26/39	691,133
2,100,000	#, S	Enel Finance International S.A., 6.250%, due 09/15/17	2,284,756
4,634,141
Healthcare - Services: 0.4%
1,900,000	#, S	HCA, Inc., 8.500%, due 04/15/19	2,053,188
1,400,000	#, S	Roche Holdings, Inc., 7.000%, due 03/01/39	1,668,701
600,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	642,090
4,363,979
Insurance: 1.5%
3,000,000	S	American International Group, Inc., 5.850%, due 01/16/18	2,791,743
1,300,000	#, S	Metropolitan Life Global Funding I, 0.290%, due 05/17/10	1,300,366

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Insurance (continued)
$5,400,000	#, S	Metropolitan Life Global Funding I, 0.651%, due 07/13/11	$5,395,172
500,000	#, S	Monumental Global Funding Ltd., 5.500%, due 04/22/13	533,040
600,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	644,531
900,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	953,466
3,400,000	S	Protective Life Secured Trusts, 0.389%, due 11/09/10	3,391,633
			15,009,951
		Investment Companies: 0.1%
700,000	#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19	695,489
			695,489
		Mining: 0.1%
700,000	#, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	827,210
200,000	S	Vale Overseas Ltd., 6.250%, due 01/23/17	217,338
			1,044,548
		Oil & Gas: 0.5%
1,300,000	#, S	Petroleos Mexicanos, 6.000%, due 03/05/20	1,334,363
2,500,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	2,943,750
500,000		Shell International Finance BV, 5.500%, due 03/25/40	491,911
			4,770,024
		Pharmaceuticals: 0.1%
300,000	S	AstraZeneca PLC, 5.900%, due 09/15/17	335,589
200,000	S	AstraZeneca PLC, 6.450%, due 09/15/37	223,316
			558,905
		Pipelines: 0.3%
2,600,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,793,014
300,000	S	Trans-Canada Pipelines, 7.625%, due 01/15/39	366,764
			3,159,778
		Savings & Loans: 0.1%
1,400,000	#, S	Nationwide Building Society, 6.250%, due 02/25/20	1,430,100
			1,430,100
		Student Loan ABS: 0.3%
2,676,598	S	Access Group, Inc., 1.549%, due 10/27/25	2,766,962
			2,766,962
		Telecommunications: 1.1%
24,000	S	AT&T Corp., 7.300%, due 11/15/11	26,244
600,000	S	AT&T, Inc., 4.950%, due 01/15/13	644,935
600,000	S	AT&T, Inc., 5.500%, due 02/01/18	638,004
1,500,000	S	AT&T, Inc., 6.300%, due 01/15/38	1,527,191
2,500,000	S	BellSouth Corp., 5.200%, due 09/15/14	2,696,310
4,900,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 2.851%, due 05/20/11	5,044,423
30,000	S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	31,934
200,000	S	Qwest Corp., 8.875%, due 03/15/12	220,000
			10,829,041
		Transportation: 0.2%
1,600,000	S	Union Pacific Corp., 5.700%, due 08/15/18	1,686,538
			1,686,538
		Total Corporate Bonds/Notes
		(Cost $239,973,293)	246,818,176
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.6%
		Federal Home Loan Bank: 0.0%
400,000	S	1.000%, due 12/28/11	400,093
			400,093
		Federal Home Loan Mortgage Corporation##: 4.2%
7,300,000		0.197%, due 09/19/11	7,299,109
1,904,632	S	0.380%, due 07/15/19-08/15/19	1,893,673
164,836	S	0.566%, due 01/25/45	127,535
4,200,000	S	1.125%, due 06/01/11-12/15/11	4,221,756
292,868	S	1.671%, due 10/25/44	280,591
1,457,813	S	1.871%, due 07/25/44	1,399,273
475,575	S	1.875%, due 03/25/24	477,477
14,776	S	3.279%, due 04/01/32	15,194
17,434	S	3.500%, due 07/15/32	17,830
650,791	S	4.500%, due 06/15/17	670,802
1,308,656	S	5.000%, due 12/15/23-04/15/26	1,322,765
96,532	S	5.251%, due 09/01/35	100,424
4,000,000	W	5.500%, due 04/15/39	4,224,376
4,670,676	S	5.500%, due 03/15/17-12/01/37	4,943,917
12,000,000	W	6.000%, due 05/01/37	12,836,256
630,129	S	6.000%, due 10/01/17-06/01/38	681,701
			40,512,679
		Federal National Mortgage Association##: 13.3%
896,875	S	0.306%, due 07/25/37	859,234
113,303	S	0.366%, due 03/25/34	109,547
874,764	S	1.627%, due 02/01/33	897,937
255,137	S	1.671%, due 10/01/44	253,410
5,700,000		1.750%, due 05/07/13	5,689,751
109,326	S	1.781%, due 04/25/24	110,890
5,765	S	2.000%, due 02/01/20	6,041
84,686	S	2.605%, due 04/01/32	85,400
474,129	S	2.699%, due 02/01/35	481,461
1,108,747	S	2.835%, due 11/01/34	1,160,446
11,549	S	2.984%, due 09/01/31	11,859
353,642	S	3.121%, due 08/01/35	366,014
88,931	S	4.679%, due 12/01/36	93,275

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$662,554	S	4.733%, due 09/01/35	$693,449
704,240	S	5.000%, due 06/25/27	714,098
454,253	S	5.023%, due 09/01/34	474,674
10,000,000	W	5.500%, due 05/01/37	10,503,130
5,140,257	S	5.500%, due 04/01/21-03/01/37	5,468,181
313,892		5.500%, due 08/01/38	331,896
15,000,000	W	6.000%, due 04/01/39	15,935,160
45,120,370	S	6.000%, due 04/01/17-10/01/37	48,071,688
32,018,375		6.000%, due 06/01/36-10/01/38	34,073,600
1,000,000	W	6.500%, due 05/01/37	1,080,782
1,906,775	S	6.500%, due 03/01/17-06/17/38	2,069,883
283,708	S	7.500%, due 08/25/35	284,446
			129,826,252
		Government National Mortgage Association: 0.1%
29,258	S	0.630%, due 03/16/32	29,283
1,000,000	W	6.000%, due 04/01/39	1,068,282
			1,097,565
		Total U.S. Government Agency Obligations
		(Cost $169,105,604)	171,836,589
U.S. TREASURY OBLIGATIONS: 4.2%
		U.S. Treasury Notes: 4.2%
10,600,000	L	0.875%, due 01/31/12	10,590,895
3,300,000	L	1.375%, due 03/15/13	3,281,695
1,200,000		3.250%, due 03/31/17	1,198,876
9,300,000	S, L	3.625%, due 02/15/20	9,144,523
3,200,000	S	4.250%, due 05/15/39	2,966,003
9,350,000	S	4.375%, due 02/15/38-11/15/39	8,885,165
2,700,000	S	4.750%, due 02/15/37	2,737,970
1,900,000	S	5.375%, due 02/15/31	2,102,470

		Total U.S. Treasury Obligations
		(Cost $42,143,765)	40,907,597
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.1%
800,000	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	803,484
153,120	S	Daimler Chrysler Auto Trust, 1.158%, due 07/08/11	153,223
500,000	S	Daimler Chrysler Auto Trust, 1.708%, due 09/10/12	503,812
			1,460,519
		Credit Card Asset-Backed Securities: 0.2%
700,000	S	BA Credit Card Trust, 0.810%, due 04/15/13	701,257
1,400,000	S	BA Credit Card Trust, 1.430%, due 12/16/13	1,413,885
			2,115,142
		Home Equity Asset-Backed Securities: 0.1%
583,102	S	Household Home Equity Loan Trust, 0.530%, due 01/20/34	518,912
			518,912
		Other Asset-Backed Securities: 0.3%
523,180	S	Countrywide Asset-Backed Certificates, 0.326%, due 10/25/47	494,860
1,970,559	S	Countrywide Asset-Backed Certificates, 0.426%, due 09/25/36	1,557,943
339,728	S	JPMorgan Mortgage Acquisition Corp., 0.306%, due 03/25/47	237,798
58,753	S	Long Beach Mortgage Loan Trust, 0.526%, due 10/25/34	49,682
72,448	S	Morgan Stanley Capital, Inc., 0.296%, due 11/25/36	70,939
260,781	S	WAMU Asset-Backed Certificates, 0.296%, due 01/25/37	209,303
			2,620,525
		Total Asset-Backed Securities
		(Cost $7,349,816)	6,715,098
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.9%
161,212	S	Adjustable Rate Mortgage Trust, 3.107%, due 05/25/35	154,337
423,283	S	American Home Mortgage Investment Trust, 2.386%, due 02/25/45	331,802
800,000	S	Banc of America Commercial Mortgage, Inc., 5.739%, due 05/10/45	830,148
619,694	S	Banc of America Funding Corp., 3.007%, due 05/25/35	570,317
496,171	S	Banc of America Funding Corp., 6.030%, due 01/20/47	347,381
58,118	S	Banc of America Mortgage Securities, Inc., 0.696%, due 01/25/34	55,127
405,987	S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	379,017
178,142	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	179,748
1,600,000	#, S	BCRR Trust, 5.858%, due 07/17/40	1,651,090
3,156,765	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.810%, due 03/25/35	2,955,797
1,838,862	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.934%, due 03/25/35	1,742,462
718,241	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.521%, due 11/25/34	606,997
125,942	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.287%, due 02/25/36	104,043
353,655	S	Bear Stearns Alternative-A Trust, 3.478%, due 05/25/35	251,800
216,805	S	Bear Stearns Alternative-A Trust, 5.158%, due 09/25/35	160,651
626,804	S	Bear Stearns Alternative-A Trust, 5.599%, due 11/25/36	414,699
100,000	S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	96,530
300,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	306,099
559,256	S	Bear Stearns Structured Products, Inc., 5.595%, due 01/26/36	345,461
361,939	S	Bear Stearns Structured Products, Inc., 5.624%, due 12/26/46	222,663
609,857	S	Citigroup Mortgage Loan Trust, Inc., 4.511%, due 08/25/35	525,969
900,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	881,876
186,261	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 03/25/35	110,287

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$953,238	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.586%, due 06/25/35	$841,155
864,752	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.388%, due 02/20/35	735,445
504,044	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.510%, due 11/25/34	427,869
2,385,382	#, S	Credit Suisse Mortgage Capital Certificates, 0.460%, due 10/15/21	2,172,160
100,000	S	Credit Suisse Mortgage Capital Certificates, 5.658%, due 03/15/39	98,348
2,300,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	2,066,371
168,945	S	Downey Savings & Loan Association Mortgage Loan Trust, 2.528%, due 07/19/44	112,815
303,441	S	First Horizon Mortgage Pass-through Trust, 5.338%, due 08/25/35	270,075
111,365	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	110,670
311,418	S	Greenpoint Mortgage Pass-through Certificates, 3.051%, due 10/25/33	231,757
100,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	99,515
600,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	584,584
700,451	#, S	GS Mortgage Securities Corp. II, 0.339%, due 03/06/20	676,186
634,627	S	GSR Mortgage Loan Trust, 2.953%, due 09/25/35	586,062
69,003	S	GSR Mortgage Loan Trust, 3.688%, due 06/25/34	60,669
2,472	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	2,473
229,154	S	Harborview Mortgage Loan Trust, 0.457%, due 05/19/35	136,190
442,183	S	Harborview Mortgage Loan Trust, 4.880%, due 07/19/35	320,443
252,031	S	Indymac Index Mortgage Loan Trust, 2.948%, due 12/25/34	182,492
800,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	781,469
2,600,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,509,524
4,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	4,210,437
300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	293,891
1,099,277	S	JPMorgan Mortgage Trust, 3.441%, due 07/25/35	1,037,651
313,596	S	JPMorgan Mortgage Trust, 5.017%, due 02/25/35	310,681
255,154	S	Merrill Lynch Mortgage Investors Trust, 0.456%, due 02/25/36	184,191
332,739	S	Merrill Lynch Mortgage Investors Trust, 2.842%, due 05/25/33	312,793
300,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	275,678
207,896	S	MLCC Mortgage Investors, Inc., 0.496%, due 11/25/35	174,229
120,667	S	MLCC Mortgage Investors, Inc., 1.246%, due 10/25/35	96,734
100,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	98,543
4,700,000	S	Morgan Stanley Capital I, 5.880%, due 06/11/49	4,651,603
186,207	S	RAAC Series, 5.000%, due 09/25/34	185,703
106,107	S	Residential Accredit Loans, Inc., 0.646%, due 03/25/33	90,987
91,440	S	Residential Asset Securitization Trust, 0.646%, due 05/25/33	80,133
13,124	S	Residential Funding Mortgage Securities I, 6.500%, due 03/25/32	13,236
194,604	S	Sequoia Mortgage Trust, 0.590%, due 07/20/33	156,138
446,197	S	Sequoia Mortgage Trust, 2.962%, due 04/20/35	409,414
142,877	S	SLM Student Loan Trust, 0.239%, due 10/27/14	142,832
177,042	S	SLM Student Loan Trust, 0.549%, due 01/25/15	177,186
226,091	S	Structured Adjustable Rate Mortgage Loan Trust, 5.095%, due 08/25/35	164,371
523,235	S	Structured Asset Mortgage Investments, Inc., 0.487%, due 07/19/35	484,995
251,443	#, S	Structured Asset Securities Corp., 3.183%, due 10/25/35	212,097
1,057,670	S	Thornburg Mortgage Securities Trust, 0.366%, due 10/25/46	1,032,222
824,179	#, S	Wachovia Bank Commercial Mortgage Trust, 0.310%, due 06/15/20	728,187
400,000	S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	362,701
167,380	S	Washington Mutual Mortgage Pass-through Certificates, 0.556%, due 01/25/45	129,588
384,033	S	Washington Mutual Mortgage Pass-through Certificates, 0.786%, due 12/25/27	334,138
22,062	S	Washington Mutual Mortgage Pass-through Certificates, 1.871%, due 08/25/42	15,728
50,486	S	Washington Mutual Mortgage Pass-through Certificates, 3.078%, due 02/27/34	47,890
990,441	S	Washington Mutual Mortgage Pass-through Certificates, 3.328%, due 07/25/46	678,304
1,081,297	S	Washington Mutual Mortgage Pass-through Certificates, 3.328%, due 08/25/46	684,665
2,500,000	S	Washington Mutual Mortgage Pass-through Certificates, 5.854%, due 02/25/37	1,914,955
814,374	S	Wells Fargo Mortgage-Backed Securities Trust, 3.087%, due 12/25/34	792,578
365,550	S	Wells Fargo Mortgage-Backed Securities Trust, 3.221%, due 05/25/35	316,557
544,781	S	Wells Fargo Mortgage-Backed Securities Trust, 4.931%, due 01/25/35	530,742
251,420	S	Wells Fargo Mortgage-Backed Securities Trust, 5.394%, due 08/25/36	247,116
		Total Collateralized Mortgage Obligations
		(Cost $50,255,838)	47,809,467
MUNICIPAL BONDS: 1.0%
		California: 0.3%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49	991,750
500,000		California State University, 6.434%, due 11/01/30	493,185
450,000	S	Orange County Sanitation District, 7.600%, due 02/01/33	468,477
500,000	S	State of California, 7.500%, due 04/01/34	516,435
400,000	S	State of California, 5.650%, due 04/01/39	415,812
			2,885,659
		Illinois: 0.4%
1,000,000		Chicago Transit Authority, 6.200%, due 12/01/40	991,140
1,400,000	S	Chicago Transit Authority, 6.899%, due 12/01/40	1,510,404
100,000	S	Chicago Transit Authority, 6.300%, due 12/01/21	105,442
500,000	S	State of California, 7.550%, due 04/01/39	519,930
900,000	S	State of Illinois, 4.071%, due 01/01/14	910,260
			4,037,176
		Nebraska: 0.1%
500,000	S	Public Power Generation Agency, 7.242%, due 01/01/41	497,860
			497,860
		Nevada: 0.1%
600,000	S	County of Clark NV, 6.820%, due 07/01/45	625,500
			625,500
		New York: 0.1%
1,000,000		New York City Municipal Water Finance Authority, 6.011%, due 06/15/42	1,010,030

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
			New York (continued)
	$100,000	S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	$92,480
200,000		S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	183,262
				1,285,772
			Ohio: 0.0%
400,000		S	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	334,768
				334,768
			Wisconsin: 0.0%
125,000		S	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	134,174
				134,174
			Total Municipal Bonds
			(Cost $9,680,945)	9,800,909
OTHER BONDS: 3.1%
			Foreign Government Bonds: 3.1%
EUR	9,600,000		Bundesrepublik Deutschland, 3.250%, due 01/04/20	13,153,120
CAD	1,800,000		Canadian Government International Bond, 2.000%, due 12/01/14	1,710,448
CAD	900,000		Canadian Government International Bond, 4.500%, due 06/01/15	954,045
	$600,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	637,718
533,333			Federative Republic of Brazil, 5.300%, due 01/15/18	624,267
900,000			Federative Republic of Brazil, 10.030%, due 01/05/22	591,173
BRL	2,000,000		Federative Republic of Brazil, 10.250%, due 01/10/28	1,141,508
EUR	1,500,000		French Treasury Note BTAN, 2.500%, due 01/15/15	2,048,441
	$600,000	S	Mexico Government International Bond, 6.050%, due 01/11/40	601,500
5,000,000		S	Mexico Government International Bond, 8.125%, due 12/30/19	6,250,000
250,000			Panama Government International Bond, 8.875%, due 09/30/27	323,750
71,000			Panama Government International Bond, 9.375%, due 04/01/29	96,738
1,000,000		#, S	Societe Financement de l’Economie Francaise, 0.451%, due 07/16/12	1,004,650
EUR	700,000		Societe Financement de l’Economie Francaise, 2.125%, due 05/20/12	966,068
	$200,000	#, S	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14	207,704
			Total Other Bonds
			(Cost $29,381,334)	30,311,130

Shares			Value
PREFERRED STOCK: 0.5%
		Auto Manufacturers: 0.1%
60,000	@, P, S	General Motors Corp.	$515,550
			515,550
		Banks: 0.3%
3,400	S	Wells Fargo & Co.	3,321,800
			3,321,800
		Insurance: 0.1%
77,500	S	American International Group, Inc.	792,050
			792,050
		Total Preferred Stock
		(Cost $2,983,286)	4,629,400

# of
Contracts		Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
	Options on Exchange-Traded Futures Contracts 0.0%
295	Put Option CBOT
	U.S. Treasury 2-Year Note 6/10
	Strike @ $105.500 - Exp 05/21/10	$4,608
20	Put Option CBOT
	U.S. Treasury 10-Year Note 6/10
	Strike @ $95.000 - Exp 05/21/10	313
290	Put Option CBOT
	U.S. Treasury 10-Year Note 6/10
	Strike @ $97.000 - Exp 05/21/10	4,533
150	Put Option EUX
	Euro-Bobl 5-Year 6/10
	Strike @ 111.750 (EUR) - Exp 05/31/10	1,013
45	Put Option CME
	90-Day Eurodollar 6/10
	Strike @ $98.250 - Exp 06/14/10	281
	Total Positions in Purchased Options
	(Cost $9,707)	10,748
	Total Long-Term Investments
	(Cost $554,351,897)	562,315,614

Principal Amount			Value
SHORT-TERM INVESTMENTS: 47.4%
		U.S. Government Agency Obligations: 44.3%
$3,500,000	Z	Federal National Mortgage Association, 0.090%, due 06/02/10	$3,499,458
10,400,000	Z	Federal National Mortgage Association, 0.090%, due 06/09/10	10,398,211
34,300,000	S, Z	Federal National Mortgage Association, 0.100%, due 04/19/10	34,298,217
1,000,000	S, Z	Federal National Mortgage Association, 0.100%, due 05/05/10	999,908

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		U.S. Government Agency Obligations (continued)
$37,101,000	S, Z	Federal National Mortgage Association, 0.120%, due 05/12/10	$37,095,663
85,204,000	S, Z	Federal Home Loan Bank, 0.070%, due 04/21/10	85,200,680
1,400,000	S, Z	Federal Home Loan Bank, 0.070%, due 04/22/10	1,399,942
8,800,000	S, Z	Federal Home Loan Bank, 0.080%, due 04/30/10	8,799,424
6,400,000	Z	Federal Home Loan Bank, 0.090%, due 06/11/10	6,398,861
18,500,000	Z	Federal Home Loan Bank, 0.090%, due 06/23/10	18,496,152
600,000	Z	Federal Home Loan Bank, 0.110%, due 04/19/10	599,965
10,100,000	Z	Federal Home Loan Bank, 0.110%, due 05/26/10	10,098,210
5,800,000	S, Z	Federal Home Loan Bank, 0.120%, due 05/12/10	5,799,166
123,300,000	S, Z	Federal Home Loan Bank, 0.120%, due 05/19/10	123,279,305
2,200,000	L, Z	Federal Home Loan Bank, 0.150%, due 04/05/10	2,199,954
21,200,000	Z	Federal Home Loan Bank, 0.160%, due 05/07/10	21,196,513
700,000	S, Z	Federal Home Loan Mortgage Corporation, 0.080%, due 04/12/10	699,982
400,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 05/03/10	399,968
4,900,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 05/04/10	4,899,590
37,080,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 04/19/10	37,078,073
1,000,000	S, Z	Federal Home Loan Mortgage Corporation, 0.130%, due 05/24/10	999,808
17,400,000	Z	Federal Home Loan Mortgage Corporation, 0.200%, due 08/03/10	17,388,011
400,000	Z	Federal Home Loan Mortgage Corporation, 0.200%, due 08/18/10	399,692
		Total U.S. Government Agency Obligations
		(Cost $431,624,753)	431,624,753
		U.S. Treasury Bills: 1.4%
800,000		0.160%, due 08/05/10	799,546
7,300,000		0.190%, due 08/26/10	7,294,335
1,391,000		0.190%, due 09/02/10	1,389,840
4,000,000	S, L	2.000%, due 09/05/10	3,999,662
		Total U.S. Treasury Bills
		(Cost $13,483,383)	13,483,383

Shares				Value
		Securities Lending Collateral(cc): 1.7%
16,882,827		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$16,882,827
221,484	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		177,187
		Total Securities Lending Collateral
		(Cost $17,104,311)		17,060,014
		Total Short-Term Investments
		(Cost $462,212,447)		462,168,150
		Total Investments in Securities
		(Cost $1,016,564,344)*	105.1%	$1,024,483,764
		Other Assets and Liabilities - Net	(5.1)	(49,523,341)
		Net Assets	100.0%	$974,960,423
	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	^^	Structured Note
	BRL	Brazilian Real
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	EU Euro
		At March 31, 2010, the Portfolio has received $2,959,000 in cash collateral from various counterparties.

	*	Cost for federal income tax purposes is $1,016,591,549.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,683,943
		Gross Unrealized Depreciation		(11,791,728)
		Net Unrealized Appreciation		$7,892,215

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$4,629,400	$—	$4,629,400
Positions In Purchased Options	10,748	—	—	10,748
Convertible Bonds	—	3,476,500	—	3,476,500
Corporate Bonds/Notes	1,022,542	245,795,634	—	246,818,176
U.S. Government Agency Obligations	—	171,836,589	—	171,836,589
U.S. Treasury Obligations	—	40,907,597	—	40,907,597
Asset-Backed Securities	—	6,715,098	—	6,715,098
Collateralized Mortgage Obligations	—	47,809,467	—	47,809,467
Municipal Bonds	—	9,800,909	—	9,800,909
Other Bonds	—	29,306,480	1,004,650	30,311,130
Short-Term Investments	16,882,827	445,108,136	177,187	462,168,150
Total Investments, at value	$17,916,117	$1,005,385,810	$1,181,837	$1,024,483,764
Other Financial Instruments+:
Forward foreign currency contracts	—	959,212	—	959,212
Futures	1,870,088	—	—	1,870,088
Swaps, at value	—	3,170,966	70,314	3,241,280
Total Assets	$19,786,205	$1,009,515,988	$1,252,151	$1,030,554,344

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(391,570)	$—	$(391,570)
Futures	(1,105,988)	—	—	(1,105,988)
Swaps, at value	—	(206,778)	—	(206,778)
Written options	(237,639)	(1,104,298)	—	(1,341,937)
Total Liabilities	$(1,343,627)	$(1,702,646)	$—	$(3,046,273)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Other Bonds	$999,254	$—	$—	$—	$—	$5,396	$—	$—	$1,004,650
Short-Term Investments	177,187	—	—	—	—	—	—	—	177,187
Total Investments, at value	$1,176,441	$—	$—	$—	$—	$5,396	$177,187	$—	$1,181,837
Other Financial Instruments+:
Swaps, at value	72,805	—	—	—	—	(2,491)	—	—	70,314
Total Assets	$1,249,246	$—	$—	$—	$—	$2,905	$177,187	$—	$1,252,151

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,906.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 1,091,000	BUY	4/1/10	$967,090	$1,001,156	$34,066
Australian Dollar
AUD 1,091,000	BUY	4/30/10	991,719	997,905	6,186
Brazilian Real
BRL 4,483,531	BUY	4/5/10	2,560,262	2,518,580	(41,682)
Brazilian Real
BRL 4,483,531	BUY	6/2/10	2,480,790	2,486,882	6,092
Chinese Yuan
CNY 1,935,150	BUY	8/25/10	285,000	283,884	(1,116)
Chinese Yuan
CNY 190,260	BUY	8/25/10	28,000	27,911	(89)
Chinese Yuan
CNY 414,617	BUY	8/25/10	61,000	60,824	(176)
Chinese Yuan
CNY 978,984	BUY	8/25/10	144,000	143,615	(385)
Chinese Yuan
CNY 616,646	BUY	8/25/10	90,750	90,461	(289)
Chinese Yuan
CNY 616,828	BUY	8/25/10	90,750	90,488	(262)
Chinese Yuan
CNY 616,737	BUY	8/25/10	90,750	90,474	(276)
Chinese Yuan
CNY 616,737	BUY	8/25/10	90,750	90,474	(276)
Chinese Yuan
CNY 6,670,000	BUY	8/25/10	1,000,000	978,479	(21,521)
Chinese Yuan
CNY 6,638,340	BUY	8/25/10	996,000	973,834	(22,166)
Chinese Yuan
CNY 6,665,000	BUY	8/25/10	1,000,000	977,745	(22,255)
Chinese Yuan
CNY 6,668,500	BUY	8/25/10	1,000,000	978,259	(21,741)
Chinese Yuan
CNY 331,900	BUY	11/17/10	50,000	48,828	(1,172)
Chinese Yuan
CNY 1,326,700	BUY	11/17/10	200,000	195,180	(4,820)
Chinese Yuan
CNY 1,300,068	BUY	11/17/10	196,000	191,261	(4,739)
Chinese Yuan
CNY 674,832	BUY	11/17/10	102,000	99,279	(2,721)
Chinese Yuan
CNY 675,036	BUY	11/17/10	102,000	99,309	(2,691)
Chinese Yuan
CNY 1,078,734	BUY	11/17/10	163,000	158,700	(4,300)
Chinese Yuan
CNY 700,961	BUY	11/17/10	105,917	103,123	(2,794)
Chinese Yuan
CNY 477,324	BUY	11/23/10	72,000	70,241	(1,759)
Chinese Yuan
CNY 338,589	BUY	11/23/10	51,000	49,826	(1,174)
EU Euro
EUR 1,347,000	BUY	4/26/10	1,834,324	1,819,379	(14,945)
EU Euro
EUR 445,000	BUY	4/26/10	606,953	601,057	(5,896)
Indonesian Rupiah
IDR 1,017,000,000	BUY	10/7/10	100,000	107,573	7,573
Indonesian Rupiah
IDR 3,657,780,000	BUY	10/7/10	360,000	386,902	26,902
Indonesian Rupiah
IDR 1,688,661,000	BUY	10/7/10	170,000	178,618	8,618
Indonesian Rupiah
IDR 3,012,855,000	BUY	10/7/10	300,000	318,685	18,685

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 312,000,000	BUY	4/19/10	$3,461,474	$3,337,607	$(123,867)
South Korean Won
KRW 23,000,000	BUY	7/28/10	19,409	20,236	827
South Korean Won
KRW 22,586,628	BUY	7/28/10	18,928	19,872	944
South Korean Won
KRW 22,540,716	BUY	7/28/10	19,106	19,832	726
South Korean Won
KRW 37,474,000	BUY	7/28/10	31,686	32,970	1,284
South Korean Won
KRW 1,465,500,000	BUY	8/27/10	1,229,756	1,287,895	58,139
South Korean Won
KRW 89,697,000	BUY	8/27/10	76,189	78,827	2,638
South Korean Won
KRW 40,338,000	BUY	11/12/10	34,453	35,348	895
South Korean Won
KRW 22,050,656	BUY	11/12/10	18,883	19,323	440
South Korean Won
KRW 113,350,000	BUY	11/12/10	100,000	99,327	(673)
South Korean Won
KRW 183,320,000	BUY	11/12/10	160,000	160,640	640
South Korean Won
KRW 184,176,000	BUY	11/12/10	160,000	161,390	1,390
South Korean Won
KRW 46,360,000	BUY	11/12/10	40,000	40,625	625
South Korean Won
KRW 103,923,000	BUY	11/12/10	90,000	91,066	1,066
South Korean Won
KRW 105,286,500	BUY	11/12/10	90,000	92,261	2,261
South Korean Won
KRW 105,232,500	BUY	11/12/10	90,000	92,214	2,214
South Korean Won
KRW 46,920,000	BUY	11/12/10	40,000	41,115	1,115
South Korean Won
KRW 105,084,000	BUY	11/12/10	90,000	92,083	2,083
South Korean Won
KRW 46,712,000	BUY	11/12/10	40,000	40,933	933
South Korean Won
KRW 92,952,000	BUY	11/12/10	80,000	81,452	1,452
South Korean Won
KRW 93,008,000	BUY	11/12/10	80,000	81,501	1,501
South Korean Won
KRW 226,930,500	BUY	11/12/10	192,037	198,856	6,819
Mexican Peso
MXN 58,026	BUY	4/22/10	4,383	4,683	300
Mexican Peso
MXN 3,214,625	BUY	4/22/10	250,000	259,441	9,441
Mexican Peso
MXN 62,669	BUY	4/22/10	4,857	5,058	201
Mexican Peso
MXN 273,411	BUY	4/22/10	21,899	22,066	167
Mexican Peso
MXN 3,335,320	BUY	9/24/10	258,783	264,299	5,516
Mexican Peso
MXN 273,411	BUY	9/24/10	21,593	21,666	73
Malaysian Ringgit
MYR 938,790	BUY	6/14/10	270,000	286,599	16,599
Malaysian Ringgit
MYR 973,420	BUY	6/14/10	280,000	297,171	17,171
Malaysian Ringgit
MYR 87,428	BUY	6/14/10	25,511	26,690	1,179
Malaysian Ringgit
MYR 269,992	BUY	10/12/10	80,000	81,866	1,866
Malaysian Ringgit
MYR 238,357	BUY	10/12/10	70,000	72,273	2,273
Malaysian Ringgit
MYR 273,408	BUY	10/12/10	80,000	82,901	2,901

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit
MYR 171,735	BUY	10/12/10	$50,000	$52,073	$2,073
Malaysian Ringgit
MYR 344,000	BUY	10/12/10	100,000	104,306	4,306
Malaysian Ringgit
MYR 883,382	BUY	10/12/10	257,997	267,854	9,857
Philippine Peso
PHP 11,525,000	BUY	4/16/10	250,000	254,584	4,584
Philippine Peso
PHP 2,197,000	BUY	11/15/10	47,146	47,505	359
Philippine Peso
PHP 2,223,000	BUY	11/15/10	47,837	48,068	231
Philippine Peso
PHP 2,130,000	BUY	11/15/10	45,787	46,057	270
Philippine Peso
PHP 2,175,000	BUY	11/15/10	47,017	47,030	13
Philippine Peso
PHP 2,800,000	BUY	11/15/10	60,711	60,544	(167)
Singapore Dollar
SGD 118,000	BUY	6/16/10	85,097	84,317	(780)
Singapore Dollar
SGD 126,995	BUY	6/16/10	90,000	90,744	744
Singapore Dollar
SGD 98,936	BUY	6/16/10	70,000	70,694	694
Singapore Dollar
SGD 142,093	BUY	6/16/10	100,000	101,532	1,532
Singapore Dollar
SGD 49,455	BUY	6/16/10	34,768	35,338	570
Singapore Dollar
SGD 63,812	BUY	9/16/10	45,331	45,576	245
Singapore Dollar
SGD 54,948	BUY	9/16/10	39,048	39,245	197
Singapore Dollar
SGD 85,845	BUY	9/16/10	61,287	61,312	25
Taiwan New Dollar
TWD 2,797,149	BUY	6/10/10	88,141	88,761	620
Taiwan New Dollar
TWD 2,543,600	BUY	6/10/10	79,972	80,716	744
Taiwan New Dollar
TWD 2,479,000	BUY	10/12/10	79,025	79,613	588
Taiwan New Dollar
TWD 180,371	BUY	10/12/10	5,803	5,793	(10)
Taiwan New Dollar
TWD 897,000	BUY	10/12/10	28,681	28,807	126
					$(23,163)
Brazilian Real
BRL 4,483,531	SELL	4/5/10	$2,511,079	$2,518,580	$(7,501)
Canadian Dollar
CAD 1,957,000	SELL	4/6/10	1,876,858	1,926,841	(49,983)
Danish Krone
DKK 16,692,000	SELL	5/10/10	3,054,346	3,027,458	26,888
EU Euro
EUR 1,450,000	SELL	4/26/10	2,053,577	1,958,500	95,077
EU Euro
EUR 1,077,000	SELL	4/26/10	1,469,991	1,454,692	15,299
EU Euro
EUR 1,055,000	SELL	4/26/10	1,445,361	1,424,977	20,384
EU Euro
EUR 9,798,000	SELL	4/26/10	13,410,523	13,234,055	176,468
EU Euro
EUR 3,334,000	SELL	4/26/10	4,539,618	4,503,198	36,420
EU Euro
EUR 244,000	SELL	4/26/10	332,165	329,568	2,597
EU Euro
EUR 1,604,000	SELL	4/26/10	2,179,270	2,166,506	12,764
EU Euro
EUR 250,000	SELL	4/26/10	338,467	337,672	795

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 507,000	SELL	4/26/10	$690,425	$684,800	$5,625
EU Euro
EUR 718,000	SELL	4/26/10	976,166	969,795	6,371
EU Euro
EUR 5,373,000	SELL	4/26/10	7,340,700	7,257,254	83,446
British Pound
GBP 2,846,000	SELL	6/24/10	4,294,614	4,316,569	(21,955)
Japanese Yen
JPY 128,724,000	SELL	4/16/10	1,415,256	1,376,997	38,259
Japanese Yen
JPY 270,260,000	SELL	4/19/10	2,986,552	2,891,095	95,457
Japanese Yen
JPY 171,234,000	SELL	4/19/10	1,893,511	1,831,769	61,742
Mexican Peso
MXN 3,335,320	SELL	4/22/10	263,453	269,181	(5,728)
Mexican Peso
MXN 273,411	SELL	4/22/10	21,978	22,066	(88)
Philippine Peso
PHP 2,197,000	SELL	4/16/10	47,990	48,531	(541)
Philippine Peso
PHP 2,223,000	SELL	4/16/10	48,686	49,106	(420)
Philippine Peso
PHP 2,130,000	SELL	4/16/10	46,598	47,051	(453)
Philippine Peso
PHP 2,175,000	SELL	4/16/10	47,886	48,045	(159)
Philippine Peso
PHP 2,800,000	SELL	4/16/10	61,892	61,851	41
					$590,805

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Market Value	Appreciation/ (Depreciation)
Long Contracts

90-Day Eurodollar	1,185	06/14/10	$295,153,875	$1,170,982
90-Day Eurodollar	409	09/13/10	101,702,963	161,758
90-Day Eurodollar	399	12/13/10	98,922,075	262,723
90-Day Eurodollar	7	03/14/11	1,729,350	12,254
90-Day Eurodollar	7	06/13/11	1,722,787	12,356
90-Day Eurodollar	7	09/19/11	1,716,400	11,956
90-Day Eurodollar	7	12/19/11	1,710,187	11,313
90-Day Sterling	71	06/16/10	13,372,162	52,828
90-Day Sterling	43	09/15/10	8,085,583	5,860
90-Day Sterling	35	12/15/10	6,565,355	8,470
Euro-Bobl 5-Year	228	06/08/10	36,054,783	104,742
Euro-Bund	67	06/08/10	11,162,444	54,846
U.S. Treasury 2-Year Note	324	06/30/10	70,292,811	(51,573)
U.S. Treasury 5-Year Note	808	06/30/10	92,793,750	(454,058)
U.S. Treasury 10-Year Note	915	06/21/10	106,368,750	(600,357)
			$847,353,275	$764,100

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on March 31, 2010:

Credit Default Swaps on Credit Indices - Sell Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (3)		Value (4)	(Received)	(Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	800,000	$99,358	$100,536	$(1,178)
Goldman Sachs International	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	24,840	25,234	(394)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	962,940	1,517	—	1,517
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	12,577	—	12,577
Deutsche Bank AG	CDX.NA.IG.9 (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	46,179	—	46,179
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	10,041	—	10,041
							$194,512	$125,770	$68,742

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

			(Pay)/		Implied				Upfront
			Receive		Credit				Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	03/31/10 (%) (2)	Amount (3)		Value (4)	(Received)	(Depreciation)
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	2.29	USD	1,000,000	$93,903	$(67,767)	$161,670
Barclays Bank PLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.79	USD	100,000	205	(511)	716
Goldman Sachs International	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.79	USD	400,000	822	(1,928)	2,750
UBS AG	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.79	USD	500,000	1,027	(2,411)	3,438
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.31	USD	500,000	(7,461)	(7,187)	(274)
Goldman Sachs International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.31	USD	500,000	(7,461)	(6,712)	(749)
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	2.74	USD	100,000	2,570	—	2,570
Barclays Bank PLC, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	1.73	USD	1,300,000	(4,565)	—	(4,565)
Morgan Stanley & Co. International	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	1.76	USD	500,000	5,795	—	5,795
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480	02/20/13	1.76	USD	2,300,000	45,924	—	45,924
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	1.36	USD	600,000	70,685	—	70,685
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/10	0.91	USD	400,000	3,671	(210)	3,881
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/11	0.94	USD	1,000,000	49,627	(28,416)	78,043
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	1.36	USD	300,000	31,371	—	31,371
Morgan Stanley Capital Services Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000	09/20/11	1.05	USD	1,000,000	(677)	(12,205)	11,528
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	0.94	USD	1,200,000	(3,788)	—	(3,788)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	1.29	USD	1,200,000	(20,779)	—	(20,779)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.500	09/20/11	1.06	USD	200,000	1,284	—	1,284
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	2.92	USD	200,000	1,306	—	1,306
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	4.000	09/20/12	2.92	USD	1,900,000	47,480	—	47,480
Goldman Sachs International	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.47	USD	1,700,000	(17,358)	(28,975)	11,617
Deutsche Bank AG	Japanese Government 20-Year Issue 2.000%, 03/21/2022	Sell	1.000	03/20/15	0.64	USD	1,000,000	17,067	11,401	5,666
Deutsche Bank AG	People’s Republic of China 4.750%, 10/29/2013	Sell	1.000	03/20/15	0.63	USD	5,000,000	88,138	27,700	60,438
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	1.83	USD	600,000	(20,039)	—	(20,039)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	3.04	USD	700,000	35,265	—	35,265
BNP Paribas SA	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.75	USD	100,000	1,123	704	419
Deutsche Bank AG	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.75	USD	200,000	2,247	1,322	925
Goldman Sachs International	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	06/20/15	0.78	USD	4,600,000	48,638	42,302	6,336
Morgan Stanley Capital Services Inc.	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.75	USD	100,000	1,123	704	419
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.14	USD	600,000	(3,886)	(13,102)	9,216
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.14	USD	600,000	(3,886)	(13,370)	9,484
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.14	USD	200,000	(1,295)	(4,456)	3,161
								$458,076	$(103,117)	$561,193

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING PIMCO Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2010:

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/11	AUD	9,100,000	$(55,965)	$2,277	$(58,242)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG	06/15/11	AUD	800,000	(4,920)	1,030	(5,950)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/12	AUD	6,300,000	34,328	—	34,328

Receive a fixed rate equal to 10.835% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	1,500,000	(1,245)	—	(1,245)

Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	12,500,000	67,752	27,612	40,140

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	11,100,000	22,820	7,442	15,378

Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	1,900,000	3,516	3,137	379

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	8,500,000	7,074	1,675	5,399

Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/14	BRL	2,600,000	24,214	21,280	2,934

Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	1,400,000	(997)	—	(997)

Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	1,700,000	7,332	7,337	(5)

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL	3,800,000	3,163	1,326	1,837

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/14	BRL	400,000	3,156	2,517	639

Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,100,000	30,077	—	30,077

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	65,175	(9,554)	74,729

Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	400,000	19,498	948	18,550

Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/12	BRL	2,500,000	(28,981)	(17,524)	(11,457)

Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/12	BRL	1,800,000	300	—	300

Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/13	BRL	2,100,000	6,063	5,085	978

Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/14	BRL	2,600,000	10,281	7,016	3,265

ING PIMCO Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Barclays Bank PLC	06/16/15	EUR	11,400,000	$353,645	$35,142	$318,503

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	900,000	111,935	(10,021)	121,956

Receive a fixed rate equal to 3.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Citibank N.A., New York	06/16/20	EUR	1,300,000	21,027	5,540	15,487

Receive a fixed rate equal to 3.000% and pay a floating rate based on 6-month EUR-EURIBOR
Counterparty: Deutsche Bank AG Frankfurt AM Main	06/16/15	EUR	15,800,000	490,139	(158)	490,297

Receive a fixed rate equal to 2.500% and pay a floating rate based on 6-month EUR-EURIBOR
Counterparty: Goldman Sachs Bank USA	06/16/15	EUR	2,400,000	(2,221)	(6,367)	4,146

Receive a fixed rate equal to 3.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Goldman Sachs Bank USA	06/16/15	EUR	11,900,000	369,155	17,621	351,534

Receive a fixed rate equal to 2.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	06/16/15	EUR	1,200,000	(1,110)	(3,751)	2,641

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	25,890	(5,713)	31,603

Receive a fixed rate equal to 7.340% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	01/28/15	MXN	114,000,000	96,938	(1,167)	98,105

Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	01/28/15	MXN	48,000,000	39,175	(1,979)	41,154

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	34,741	—	34,741

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	06/16/15	USD	7,100,000	362,832	377,581	(14,749)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/16/14	USD	100,000	6,204	1,884	4,320

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/16/15	USD	5,500,000	281,067	307,677	(26,610)
				$2,402,058	$777,893	$1,624,165

ING PIMCO Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Inflation Floors Outstanding on March 31, 2010:

Inflation Floors

		Strike	Floor	Termination	Notional	Market	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Index	Rate	Date	Amount	Value	(Received)	(Depreciation)
Deutsche Bank AG New York	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	3/10/20	1,000,000	$(6,982)	$(7,500)	$518
Citibank N.A., New York	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	3/12/20	1,600,000	(13,162)	(13,760)	598
						$(20,144)	$(21,260)	$1,116

ING PIMCO Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2010:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value

Put Option CBOT
US Treasury 10-Year Note Future 05/10	USD	114.00	04/23/10	401	$169,223	$(50,125)

Call Option CBOT
US Treasury 10-Year Note Future 05/10	USD	119.00	04/23/10	349	107,622	(16,361)

Put Option CBOT
US Treasury 10-Year Note Future 06/10	USD	114.00	05/21/10	247	125,656	(84,906)

Put Option CBOT
US Treasury 10-Year Note Future 06/10	USD	115.00	05/21/10	33	14,602	(19,078)

Call Option CBOT
US Treasury 10-Year Note Future 06/10	USD	119.00	05/21/10	277	85,927	(47,611)

Put Option CBOT
U.S. Treasury Long Bond Future 06/10	USD	111.00	05/21/10	17	13,770	(4,250)

Call Option CBOT
U.S. Treasury Long Bond Future 06/10	USD	119.00	05/21/10	17	16,471	(8,500)

Put Option EUX
Euro-Bund Future 06/10	EUR	120.00	05/31/10	14	2,294	(1,891)

Call Option EUX
Euro-Bund Future 06/10	EUR	125.00	05/31/10	14	6,172	(4,917)

					$541,737	$(237,639)

ING PIMCO Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2010 (continued)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.250%	08/31/10	USD	4,600,000	$11,270	$(10,002)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.500%	04/19/10	USD	1,600,000	6,216	(623)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.500%	06/14/10	USD	1,500,000	5,325	(4,306)
Call OTC Swaption	BNP Paribas Paris SA	3-month USD-LIBOR	Receive	2.750%	04/19/10	USD	9,300,000	16,740	(51)
Call OTC Swaption	BNP Paribas Paris SA	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	1,200,000	10,920	(10)
Call OTC Swaption	BNP Paribas Paris SA	3-month USD-LIBOR	Receive	4.000%	04/19/10	USD	9,300,000	73,563	(116)
Call OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Receive	3.250%	08/31/10	USD	5,000,000	28,650	(10,872)
Call OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Receive	3.600%	05/21/10	USD	4,500,000	22,880	(15,144)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Receive	2.750%	04/19/10	USD	900,000	4,125	(5)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	7,500,000	78,510	(66)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Receive	2.750%	04/19/10	USD	300,000	1,290	(2)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	14,100,000	143,933	(124)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Receive	3.250%	08/31/10	USD	6,100,000	26,840	(13,263)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	1,200,000	10,800	(11)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	3.500%	06/14/10	USD	4,300,000	16,125	(12,343)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	3.600%	05/21/10	USD	9,700,000	55,290	(32,644)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	1,000,000	9,875	(9)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	500,000	7,920	(135)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.500%	06/14/10	USD	1,500,000	3,900	(3,025)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.750%	08/31/10	USD	4,600,000	24,150	(21,531)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	28,000,000	294,000	(24)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	3,000,000	24,233	(81)
Put OTC Swaption	BNP Paribas	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	1,200,000	19,560	(324)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Pay	4.100%	05/21/10	USD	4,500,000	27,325	(24,928)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	4,000,000	98,400	(1,080)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Pay	4.750%	08/31/10	USD	8,200,000	84,200	(38,382)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	4.000%	04/19/10	USD	300,000	3,690	(4)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	7,500,000	174,825	(2,025)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	5.800%	06/28/10	USD	8,000,000	45,200	—
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Pay	4.000%	04/19/10	USD	300,000	2,610	(4)
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	14,000,000	218,465	(3,781)
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Pay	4.750%	08/31/10	USD	6,100,000	67,710	(28,553)
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Pay	5.000%	04/19/10	USD	1,100,000	5,455	—
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	3,000,000	32,323	(81)
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	1,000,000	7,839	(25)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.000%	12/01/10	USD	37,900,000	238,770	(225,501)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.100%	05/21/10	USD	9,700,000	54,320	(53,734)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	3,000,000	47,400	(810)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.500%	06/14/10	USD	4,300,000	9,890	(8,673)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	5.000%	04/19/10	USD	1,100,000	10,450	—
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	15,000,000	160,500	(13)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	10.000%	07/10/12	USD	4,900,000	29,523	(1,947)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.000%	12/01/10	USD	54,500,000	349,110	(324,270)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	1,900,000	19,970	(513)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.750%	08/31/10	USD	5,600,000	39,200	(26,212)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	04/19/10	USD	3,000,000	30,975	—
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	2,000,000	16,347	(54)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	8,000,000	61,000	(904)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	18,000,000	137,856	(454)
								$2,869,468	$(866,659)

ING PIMCO Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Credit contracts	$652,588
Equity contracts	—
Foreign exchange contracts	567,642
Interest rate contracts	1,804,077
Total	$3,024,307

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 15.1%
		Aerospace/Defense: 0.9%
22,248	@	BE Aerospace, Inc.	$677,452
11,800	@	Orbital Sciences Corp.	224,318
			901,770
		Agriculture: 0.2%
43,400	@	Alliance One International, Inc.	220,906
			220,906
		Auto Parts & Equipment: 1.1%
13,375	@	Lear Corp.	1,061,306
			1,061,306
		Biotechnology: 0.7%
6,004	@	Bio-Rad Laboratories, Inc.	621,534
			621,534
		Building Materials: 0.5%
6,900		Lennox International, Inc.	305,808
5,600		Texas Industries, Inc.	191,352
			497,160
		Chemicals: 1.9%
2,971		FMC Corp.	179,864
88,698	@	Georgia Gulf Corp.	1,640,026
			1,819,890
		Commercial Services: 0.4%
38,723		Service Corp. International	355,477
			355,477
		Computers: 0.2%
3,000	@	Research In Motion Ltd.	221,850
			221,850
		Diversified Financial Services: 0.2%
6,381		Legg Mason, Inc.	182,943
			182,943
		Electric: 0.6%
20,487	@	NRG Energy, Inc.	428,178
5,800		Public Service Enterprise Group, Inc.	171,216
			599,394
		Electrical Components & Equipment: 0.1%
4,100	@	General Cable Corp.	110,700
			110,700
		Electronics: 1.8%
6,919	@	Itron, Inc.	502,112
11,700	@	Thermo Fisher Scientific, Inc.	601,848
9,664		Tyco Electronics Ltd.	265,567
6,000	@	Waters Corp.	405,240
			1,774,767
		Entertainment: 0.6%
13,127		International Game Technology	242,193
22,680	@	Scientific Games Corp.	319,334
			561,527
		Gas: 0.2%
4,442		Sempra Energy	221,656
			221,656
		Hand/Machine Tools: 0.4%
12,800		Kennametal, Inc.	359,936
			359,936
		Healthcare - Products: 0.1%
1,400	@	Inverness Medical Innovations, Inc.	54,530
			54,530
		Healthcare - Services: 0.9%
9,038		Aetna, Inc.	317,324
7,700		Cigna Corp.	281,666
7,100		UnitedHealth Group, Inc.	231,957
			830,947
		Leisure Time: 0.2%
5,412	@	WMS Industries, Inc.	226,979
			226,979
		Mining: 0.2%
91,233	@	Polymet Mining Corp.	203,450
			203,450
		Miscellaneous Manufacturing: 1.2%
8,533	@	Cooper Industries PLC	409,072
12,821		ESCO Technologies, Inc.	407,836
6,900		ITT Corp.	369,909
			1,186,817
		Oil & Gas: 0.9%
72,281	@	Hercules Offshore, Inc.	311,531
7,400		Marathon Oil Corp.	234,136
5,300		Questar Corp.	228,960
17,091	@	SandRidge Energy, Inc.	131,601
			906,228
		Retail: 0.7%
6,700		JC Penney Co., Inc.	215,539
20,597	@	Sonic Automotive, Inc.	226,567
11,209	@	Starbucks Corp.	272,042
			714,148

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.0%
168	@	Magnachip Semiconductors S.A.	$—
			—
		Telecommunications: 1.1%
2,912	@	CommScope, Inc.	81,594
12,001	@	DigitalGlobe, Inc.	335,428
11,651	@	General Communication, Inc.	67,226
8,041	@	GeoEye, Inc.	237,210
30,300		Windstream Corp.	329,967
			1,051,425
		Total Common Stock
		(Cost $10,005,668)	14,685,340
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Mortgage: 0.3%
16,755		Annaly Capital Management, Inc.	287,851
		Total Real Estate Investment Trusts
		(Cost $236,962)	287,851
PREFERRED STOCK: 7.0%
		Banks: 0.6%
585		Bank of America Corp.	570,375
			570,375
		Electric: 0.5%
5,500		CMS Energy Corp.	466,813
			466,813
		Electrical Components & Equipment: 0.3%
2,200	P	General Cable Corp.	297,275
			297,275
		Healthcare - Products: 0.6%
2,213		Inverness Medical Innovations, Inc.	585,339
			585,339
		Mining: 1.9%
16,130		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	1,870,596
			1,870,596
		Oil & Gas: 0.6%
13,600		Petroquest Energy, Inc.	408,000
1,300		SandRidge Energy, Inc.	154,349
			562,349
		Real Estate: 2.2%
37,130	P	Forest City Enterprises, Inc.	2,130,288
			2,130,288
		Savings & Loans: 0.3%
10,000		Sovereign Capital Trust	325,000
			325,000
		Total Preferred Stock
		(Cost $4,929,606)	6,808,035
WARRANTS: 0.0%
		Semiconductors:
840		Magnachip Semiconductors S.A.	—
		Telecommunications: 0.0%
218		NTELOS, Inc. - CW10	—
			—
		Total Warrants
		(Cost $13)	—

Principal Amount			Value
CONVERTIBLE BONDS: 0.4%
		Electrical Components & Equipment: 0.2%
$205,000	#	Sunpower Corp., 4.500%, due 03/15/15	$204,816
			204,816
		Oil & Gas: 0.1%
125,000		Carrizo Oil & Gas, Inc., 4.375%, due 06/01/28	111,250
			111,250
		Semiconductors: 0.1%
64,000		Advanced Micro Devices, Inc., 6.000%, due 05/01/15	61,680
			61,680
		Total Convertible Bonds
		(Cost $376,865)	377,746
CORPORATE BONDS/NOTES: 74.8%
		Advertising: 2.3%
190,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	198,788
865,000	#	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	905,006
575,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	653,344
500,000	#	Sitel, LLC/Sitel Finance Corp., 11.500%, due 04/01/18	506,250
			2,263,388
		Aerospace/Defense: 0.7%
635,000		Esterline Technologies Corp., 7.750%, due 06/15/13	647,700
			647,700
		Agriculture: 1.3%
330,000	#	Alliance One International, Inc., 5.500%, due 07/15/14	406,725
825,000	#	Alliance One International, Inc., 10.000%, due 07/15/16	866,250
			1,272,975

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Airlines: 1.6%
$390,000		American Airlines Pass-Through Trust, 8.608%, due 04/01/11	$390,000
85,000		Continental Airlines, Inc., 4.500%, due 01/15/15	111,244
66,599		Continental Airlines, Inc., 7.461%, due 04/01/13	62,936
300,000	#	Delta Airlines, Inc., 9.500%, due 09/15/14	316,875
635,000	#	Delta Airlines, Inc., 12.250%, due 03/15/15	680,244
			1,561,299
		Auto Manufacturers: 1.7%
472,000		Ford Motor Co., 4.250%, due 11/15/16	708,590
670,000		Navistar International Corp., 3.000%, due 10/15/14	750,400
177,359		Oshkosh Truck Corp., 6.260%, due 12/06/13	178,276
			1,637,266
		Auto Parts & Equipment: 0.9%
530,000	&, #	Allison Transmission, Inc., 11.250%, due 11/01/15	568,425
160,000		Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	173,600
2,600,000		Lear Corp., 0.000%, due 12/01/16	52,000
120,000	#	TRW Automotive, Inc., 8.875%, due 12/01/17	124,950
			918,975
		Banks: 0.1%
140,000		BAC Capital Trust VI, 5.625%, due 03/08/35	115,945
			115,945
		Building Materials: 0.5%
221,000	#	Building Materials Corp. of America, 7.500%, due 03/15/20	221,553
306,125		Hudson Product Corp., 8.000%, due 08/27/15	268,625
			490,178
		Chemicals: 3.3%
505,000	±	Arco Chemical Co., 9.800%, due 02/01/20	469,650
425,000		CF Industries Holdings, Inc., 8.300%, due 11/02/16	425,000
475,000	#	Hexion Finance Escrow, LLC / Hexion Escrow Corp., 8.875%, due 02/01/18	470,250
235,000	#	Ineos Group Holdings PLC, 8.500%, due 02/15/16	195,050
1,445,000	±	Millennium America, Inc., 7.625%, due 11/15/26	592,450
1,200,000		Nova Chemicals Corp., 7.875%, due 09/15/25	1,098,000
			3,250,400
		Coal: 1.1%
75,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	77,438
150,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	154,875
100,000		International Coal Group, Inc., 9.125%, due 04/01/18	102,000
600,000		Massey Energy Co., 3.250%, due 08/01/15	585,000
160,000	#	Murray Energy Corp., 10.250%, due 10/15/15	164,800
			1,084,113
		Commercial Services: 3.0%
231,897		ACE Cash Express, Inc., 3.251%, due 10/05/13	204,649
340,000		Live Nation, Inc., 2.875%, due 07/15/27	300,050
200,000	#	National Money Mart Co., 10.375%, due 12/15/16	213,250
650,000		NCO Group, Inc., 5.125%, due 11/15/13	559,000
303,383		NCO Group, Inc., 7.500%, due 05/15/13	301,171
530,000		Ticketmaster Entertainment, Inc., 10.750%, due 08/01/16	593,600
742,481		Web Service Co. LLC, 7.000%, due 08/04/14	742,481
			2,914,201
		Cosmetics/Personal Care: 0.2%
163,000	#	Revlon Consumer Products Corp., 9.750%, due 11/15/15	169,113
			169,113
		Distribution/Wholesale: 2.7%
980,000		Wesco Distribution, Inc., 7.500%, due 10/15/17	961,625
1,166,000		Wesco International, Inc., 6.000%, due 09/15/29	1,702,360
			2,663,985
		Diversified Financial Services: 2.5%
755	I	AES Red Oak, LLC, 8.540%, due 11/30/19	776
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	63,250
300,000	#	CEVA Group PLC, 11.500%, due 04/01/18	310,354
145,000	#	CEVA Group PLC, 11.625%, due 10/01/16	155,513
500,000		Holly Energy Partners LP, 6.250%, due 03/01/15	480,000
100,000	#	Holly Energy Partners LP, 8.250%, due 03/15/18	101,500
190,000		Janus Capital Group, Inc., 6.950%, due 06/15/17	189,168
95,000	#	New Communications Holdings, Inc., 8.250%, due 04/15/17	97,138
195,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20	197,438
385,000	#	New Communications Holdings, Inc., 8.750%, due 04/15/22	386,925
525,000	#	USB Realty Corp., 6.091%, due 12/22/49	428,531
			2,410,593
		Electric: 1.9%
320,000		CMS Energy Corp., 5.500%, due 06/15/29	383,600
350,000	#	Intergen NV, 9.000%, due 06/30/17	362,250
595,000		NRG Energy, Inc., 7.375%, due 01/15/17	590,538
130,000		PNM Resources, Inc., 9.250%, due 05/15/15	138,938
550,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	385,000
			1,860,326
		Electrical Components & Equipment: 1.8%
1,000,000		Anixter International, Inc., 5.950%, due 03/01/15	965,000
509,000	+	General Cable Corp., 4.500%, due 11/15/29	491,821
324,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14	309,825
			1,766,646
		Electronics: 0.9%
140,000		L-1 Identity Solutions, Inc., 3.750%, due 05/15/27	134,400
750,000	#	Newport Corp., 2.500%, due 02/15/12	704,063
			838,463
		Entertainment: 0.6%
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	257,550
280,000	#	Scientific Games International, Inc., 9.250%, due 06/15/19	298,550
			556,100

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Environmental Control: 0.3%
$250,000	#	Waste Services, Inc., 9.500%, due 04/15/14	$258,750
			258,750
		Forest Products & Paper: 0.4%
350,000		Exopack Holding Corp., 11.250%, due 02/01/14	366,625
			366,625
		Hand/Machine Tools: 0.6%
575,000		Baldor Electric Co., 8.625%, due 02/15/17	610,938
			610,938
		Healthcare - Products: 2.4%
505,000	&	Biomet, Inc., 10.375%, due 10/15/17	558,025
1,064,000	+	Hologic, Inc., 2.000%, due 12/15/37	957,600
525,000		Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	584,719
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	38,981
220,000		Inverness Medical Innovations, Inc., 9.000%, due 05/15/16	224,950
			2,364,275
		Healthcare - Services: 2.1%
270,000		Ardent Health, 6.500%, due 09/15/15	267,300
704,000	&	HCA, Inc., 9.625%, due 11/15/16	755,920
100,000		RehabCare Group, Inc., 6.000%, due 11/01/15	101,063
878,852	&, #	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	883,246
			2,007,529
		Holding Companies - Diversified: 1.0%
1,000,000		Leucadia National Corp., 7.125%, due 03/15/17	995,000
			995,000
		Home Builders: 0.7%
350,000		D.R. Horton, Inc., 2.000%, due 05/15/14	413,875
270,000		Meritage Homes Corp., 6.250%, due 03/15/15	260,550
			674,425
		Household Products/Wares: 0.9%
830,000		Yankee Acquisition Corp., 9.750%, due 02/15/17	861,125
			861,125
		Insurance: 2.6%
545,000	#	Alliant Holdings I, Inc., 11.000%, due 05/01/15	566,800
146,625		Alliant Insurance Services, 3.251%, due 08/21/14	139,844
312,745		Amwins Group, Inc., 2.780%, due 06/11/13	290,462
219,450		HUB International Holdings, Inc., 6.750%, due 06/13/14	218,627
360,000	#	HUB International Holdings, Inc., 10.250%, due 06/15/15	346,500
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	853,626
110,000	#	USI Holdings Corp., 4.125%, due 11/15/14	94,325
			2,510,184
		Internet: 0.5%
380,000	#	Terremark Worldwide, Inc., 12.250%, due 06/15/17	438,900
			438,900
		Iron/Steel: 1.1%
650,000	#	Algoma Acquisition Corp., 9.875%, due 06/15/15	601,250
180,000		Steel Dynamics, Inc., 5.125%, due 06/15/14	222,300
201,000	#	Steel Dynamics, Inc., 7.625%, due 03/15/20	207,030
			1,030,580
		Leisure Time: 0.2%
465,000	&, #	Pegasus Solutions, Inc., 13.000%, due 04/15/14	209,250
			209,250
		Machinery - Diversified: 1.5%
595,000		Gardner Denver, Inc., 8.000%, due 05/01/13	600,950
1,165,000		Roper Industries, Inc., 1.370%, due 01/15/34	841,713
			1,442,663
		Media: 1.3%
115,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	120,606
310,003		Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	278,227
753,260	&, #	Univision Communications, Inc., 9.750%, due 03/15/15	653,453
250,000		Wide Open West Finance, LLC, 6.771%, due 06/18/14	251,719
			1,304,005
		Metal Fabricate/Hardware: 1.3%
558,364	&	Blaze Recycling & Metals LLC / Blaze Finance Corp., 13.000%, due 07/16/12	449,483
775,000		Mueller Water Products, 7.375%, due 06/01/17	703,313
99,428		Niagara Corp., 9.250%, due 07/03/14	70,428
			1,223,224
		Mining: 2.2%
255,000	#	CII Carbon LLC, 11.125%, due 11/15/15	258,825
470,232	&	Noranda Aluminium Acquisition Corp., 5.274%, due 05/15/15	376,186
1,500,000		Novelis, Inc., 7.250%, due 02/15/15	1,455,000
			2,090,011
		Miscellaneous Manufacturing: 0.4%
195,000		American Railcar Industries, Inc., 7.500%, due 03/01/14	187,200
249,330		Hunter Defense Technologies, 3.510%, due 08/01/14	231,253
			418,453
		Oil & Gas: 8.1%
402,000		Bill Barrett Corp., 5.000%, due 03/15/28	397,478
720,000		Chesapeake Energy Corp., 2.500%, due 05/15/37	594,000
200,000	#	Coffeyville Resources, LLC, 9.000%, due 04/01/15	204,500
520,000		Denbury Resources, Inc., 9.750%, due 03/01/16	574,600
600,000	#	Hilcorp Energy I LP, 7.750%, due 11/01/15	595,500
300,000	#	Linn Energy LLC, 11.750%, due 05/15/17	342,000
135,000	#	Parker Drilling Co., 9.125%, due 04/01/18	138,881
350,000		Penn Virginia Corp., 10.375%, due 06/15/16	381,500
470,000		PetroHawk Energy Corp., 7.875%, due 06/01/15	481,163
545,000		Plains Exploration & Production Co., 7.750%, due 06/15/15	555,219
860,000		Quicksilver Resources, Inc., 7.125%, due 04/01/16	821,300
820,000	&	SandRidge Energy, Inc., 8.625%, due 04/01/15	801,550

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$1,835,000		Tesoro Corp., 6.500%, due 06/01/17	$1,697,375
250,000		Tesoro Corp., 9.750%, due 06/01/19	262,500
			7,847,566
		Oil & Gas Services: 0.6%
100,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	101,500
400,000		Exterran Holdings, Inc., 4.250%, due 06/15/14	497,500
			599,000
		Packaging & Containers: 2.1%
175,000		AEP Industries, Inc., 7.875%, due 03/15/13	174,563
840,000		Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	774,900
400,000	#	Graham Packaging Co., Inc., 8.250%, due 01/01/17	405,000
225,000		Graham Packaging Co., Inc., 9.875%, due 10/15/14	234,563
420,000		Graphic Packaging International Corp., 9.500%, due 08/15/13	432,600
			2,021,626
		Pharmaceuticals: 2.6%
275,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	352,000
173,000	#	BioScrip, Inc., 10.250%, due 10/01/15	176,893
690,000		MannKind Corp., 3.750%, due 12/15/13	447,638
1,060,000		Omnicare, Inc., 3.250%, due 12/15/35	902,325
200,000		Warner Chilcott PLC, 5.500%, due 10/30/14	200,630
395,000		Warner Chilcott PLC, 5.750%, due 04/30/15	396,557
			2,476,043
		Pipelines: 0.3%
200,000		Enterprise Products Operating L.P., 7.000%, due 06/01/67	184,097
110,000		Enterprise Products Operating L.P., 8.375%, due 08/01/66	111,786
			295,883
		Real Estate: 3.3%
700,000	#	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	689,500
2,425,000		Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,964,237
40,000		Forest City Enterprises, Inc., 7.625%, due 06/01/15	37,400
150,000	#	Host Hotels & Resorts L.P., 2.500%, due 10/15/29	182,625
29,000	#	iStar Financial, Inc., 10.000%, due 06/15/14	29,145
273,000	#	Lexington Realty Trust, 6.000%, due 01/15/30	280,958
			3,183,865
		Retail: 0.9%
150,000		Brown Shoe Co., Inc., 8.750%, due 05/01/12	153,750
220,000		Sally Holdings, LLC, 10.500%, due 11/15/16	240,900
260,000		Sonic Automotive, Inc., 5.000%, due 10/01/29	290,225
163,000	#	Sonic Automotive, Inc., 9.000%, due 03/15/18	167,890
			852,765
		Software: 0.7%
770,000		First Data Corp., 9.875%, due 09/24/15	667,975
			667,975
		Telecommunications: 8.3%
207,553		Aeroflex, Inc., 3.500%, due 08/15/14	195,792
450,000		Aeroflex, Inc., 11.750%, due 02/15/15	483,750
500,000		Anixter International, Inc., 1.000%, due 02/15/13	483,125
245,461		BCE, Inc., 3.240%, due 10/31/14	242,660
450,000		Cincinnati Bell, Inc., 8.250%, due 10/15/17	457,875
240,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18	243,300
420,000		CommScope, Inc., 3.250%, due 07/01/15	510,825
510,000		Cricket Communications, Inc., 9.375%, due 11/01/14	521,475
190,000	#	GCI, Inc., 8.625%, due 11/15/19	194,513
445,000	#	GeoEye, Inc., 9.625%, due 10/01/15	457,238
210,000	#	Global Crossing Ltd., 12.000%, due 09/15/15	234,150
585,000		Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	604,013
150,000		Intelsat Corp., 3.228%, due 02/01/14	140,100
500,000		Intelsat Corp., 9.250%, due 06/15/16	526,250
212,500	&	Intelsat Luxembourg SA, 11.500%, due 02/04/17	218,875
665,000		Mastec, Inc., 4.000%, due 06/15/14	705,731
700,000		PAETEC Holding Corp., 8.875%, due 06/30/17	722,750
259,000		SAVVIS, Inc., 3.000%, due 05/15/12	241,518
270,000		Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	301,725
21,084		Telesat Canada, Inc., 3.240%, due 10/31/14	20,843
500,000		TW Telecom, Inc., 2.375%, due 04/01/26	571,875
			8,078,383
		Transportation: 0.5%
590,000		Horizon Lines, Inc., 4.250%, due 08/15/12	519,938
			519,938
		Trucking & Leasing: 0.8%
285,000		Greenbrier Cos., Inc., 2.375%, due 05/15/26	220,875
635,000		Greenbrier Cos., Inc., 8.375%, due 05/15/15	581,025
			801,900
		Total Corporate Bonds/Notes
		(Cost $65,351,012)	72,572,547
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.696%, due 01/25/47	41,126
		Total Asset-Backed Securities
		(Cost $54,304)	41,126
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
1,000,000	#	Timberstar Trust, 7.530%, due 10/15/36	978,852
		Total Collateralized Mortgage Obligations
		(Cost $1,008,668)	978,852
		Total Long-Term Investments
		(Cost $81,963,098)	95,751,497

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.5%
		Affiliated Mutual Fund: 1.5%
1,440,026		ING Institutional Prime Money Market Fund - Class I		$1,440,026
		Total Short-Term Investments
		(Cost $1,440,026)		1,440,026
		Total Investments in Securities
		(Cost $83,403,124)*	100.1%	$97,191,523
		Other Assets and Liabilities - Net	(0.1)	(117,164)
		Net Assets	100.0%	$97,074,359

	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	I	Illiquid security
	±	Defaulted security
	*	Cost for federal income tax purposes is $83,464,644.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,926,346
		Gross Unrealized Depreciation		(5,199,467)
		Net Unrealized Appreciation		$13,726,879

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$14,685,340	$—	$—	$14,685,340
Real Estate Investment Trusts	287,851	—	—	287,851
Preferred Stock	—	4,677,747	2,130,288	6,808,035
Convertible Bonds	—	377,746	—	377,746
Corporate Bonds/Notes	—	72,572,547	—	72,572,547
Asset-Backed Securities	—	41,126	—	41,126
Collateralized Mortgage Obligations	—	978,852	—	978,852
Short-Term Investments	1,440,026	—	—	1,440,026
Total Investments, at value	$16,413,217	$78,648,018	$2,130,288	$97,191,523

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$—	$—	$—	$810,708	$1,319,580	$—	$—	$2,130,288
Total Investments, at value	$—	$—	$—	$—	$810,708	$1,319,580	$—	$—	$2,130,288

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,302,182.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
2,812,656		ING Artio Foreign Portfolio - Class I		$30,601,693
3,750,448		ING BlackRock Inflation Protected Bond Portfolio - Class I		38,329,576
2,640,835		ING BlackRock Large Cap Value Portfolio - Class I		26,619,617
1,201,774		ING Clarion Global Real Estate Portfolio - Class I		11,356,766
583,159		ING Clarion Real Estate Portfolio - Class I		11,342,443
2,276,167		ING Davis New York Venture Portfolio - Class I		38,171,326
1,901,330		ING Evergreen Omega Portfolio - Class I		22,853,990
3,283,251		ING Global Bond Fund - Class I		38,315,541
2,370,031		ING Goldman Sachs Commodity Strategy Portfolio - Class I		15,239,300
3,085,014		ING Growth and Income Portfolio - Class I		62,903,443
4,164,467		ING Intermediate Bond Portfolio - Class I		49,765,386
1,356,811		ING International Value Portfolio - Class I		11,451,487
4,727,116		ING Limited Maturity Bond Portfolio - Class I		49,681,984
1,494,793		ING Marsico Growth Portfolio - Class I		22,915,178
1,085,709		ING Marsico International Opportunities Portfolio - Class I		11,475,945
1,180,739		ING MidCap Opportunities Portfolio - Class I		11,394,133
4,265,997		ING PIMCO High Yield Portfolio - Class I		42,318,691
8,221,983		ING PIMCO Total Return Bond Portfolio - Class I		103,350,323
1,137,403		ING Pioneer Mid Cap Value Portfolio - Class I		11,430,905
1,411,941		ING Small Company Portfolio - Class I		22,760,483
1,497,227		ING Stock Index Portfolio - Class I		15,226,794
892,082		ING T Rowe Price Capital Appreciation Portfolio - Class I		19,063,791
3,439,853		ING T. Rowe Price Equity Income Portfolio - Class I		38,113,576
469,782		ING T. Rowe Price Growth Equity Portfolio - Class I		22,850,175
1,104,541		ING Templeton Foreign Equity Portfolio - Class I		11,509,314
804,957		ING Thornburg Value Portfolio - Class I		24,832,932
		Total Investments in Affiliated Investment Companies
		(Cost $692,524,599)*	99.9%	$763,874,792
		Other Assets and Liabilities - Net	0.1	742,879
		Net Assets	100.0%	$764,617,671

	*	Cost for federal income tax purposes is $732,100,265.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$73,734,029
		Gross Unrealized Depreciation		(41,959,502)
		Net Unrealized Appreciation		$31,774,527

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$763,874,792	$—	$—	$763,874,792
Total Investments, at value	$763,874,792	$—	$—	$763,874,792

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
7,815,334		ING Artio Foreign Portfolio - Class I		$85,030,840
5,031,705		ING BlackRock Large Cap Value Portfolio - Class I		50,719,582
4,155,553		ING Clarion Global Real Estate Portfolio - Class I		39,269,974
288,068		ING Clarion Real Estate Portfolio - Class I		5,602,920
3,035,822		ING Davis New York Venture Portfolio - Class I		50,910,735
3,756,867		ING Evergreen Omega Portfolio - Class I		45,157,539
4,865,572		ING Global Bond Fund - Class I		56,781,229
3,512,235		ING Goldman Sachs Commodity Strategy Portfolio - Class I		22,583,670
4,156,177		ING Growth and Income Portfolio - Class I		84,744,452
3,351,180		ING International Value Portfolio - Class I		28,283,962
1,595,353		ING JPMorgan Emerging Markets Equity Portfolio - Class I		33,981,028
4,310,946		ING Limited Maturity Bond Portfolio - Class I		45,308,037
3,691,981		ING Marsico Growth Portfolio - Class I		56,598,072
3,217,905		ING Marsico International Opportunities Portfolio - Class I		34,013,255
3,499,559		ING MidCap Opportunities Portfolio - Class I		33,770,741
4,597,662		ING PIMCO High Yield Portfolio - Class I		45,608,810
4,061,487		ING PIMCO Total Return Bond Portfolio - Class I		51,052,892
3,371,119		ING Pioneer Mid Cap Value Portfolio - Class I		33,879,744
4,184,810		ING Small Company Portfolio - Class I		67,459,129
2,218,794		ING Stock Index Portfolio - Class I		22,565,135
2,115,214		ING T Rowe Price Capital Appreciation Portfolio - Class I		45,202,120
7,136,701		ING T. Rowe Price Equity Income Portfolio - Class I		79,074,646
1,160,310		ING T. Rowe Price Growth Equity Portfolio - Class I		56,437,501
2,182,480		ING Templeton Foreign Equity Portfolio - Class I		22,741,447
1,101,135		ING Thornburg Value Portfolio - Class I		33,970,000
		Total Investments in Affiliated Investment Companies
		(Cost $1,040,848,855)*	99.9%	$1,130,747,460
		Other Assets and Liabilities - Net	0.1	1,248,807
		Net Assets	100.0%	$1,131,996,267

	*	Cost for federal income tax purposes is $1,093,729,832.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$96,662,406
		Gross Unrealized Depreciation		(59,644,778)
		Net Unrealized Appreciation		$37,017,628

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,130,747,460	$—	$—	$1,130,747,460
Total Investments, at value	$1,130,747,460	$—	$—	$1,130,747,460

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
6,573,838		ING Artio Foreign Portfolio - Class I		$71,523,355
1,164,030	@	ING Baron Small Cap Growth Portfolio - Class I		18,962,057
4,702,660		ING BlackRock Large Cap Value Portfolio - Class I		47,402,810
3,495,420		ING Clarion Global Real Estate Portfolio - Class I		33,031,718
726,920		ING Clarion Real Estate Portfolio - Class I		14,138,590
2,075,722		ING Columbia Small Cap Value Portfolio - Class I		18,930,582
2,269,839		ING Davis New York Venture Portfolio - Class I		38,065,198
3,950,089		ING Evergreen Omega Portfolio - Class I		47,480,070
3,683,393		ING Global Bond Fund - Class I		42,985,191
2,954,300		ING Goldman Sachs Commodity Strategy Portfolio - Class I		18,996,150
3,146,355		ING Growth and Income Portfolio - Class I		64,154,176
3,946,363		ING International Value Portfolio - Class I		33,307,307
2,236,542		ING JPMorgan Emerging Markets Equity Portfolio - Class I		47,638,338
3,416,044		ING Marsico Growth Portfolio - Class I		52,367,955
3,608,971		ING Marsico International Opportunities Portfolio - Class I		38,146,821
3,434,242		ING MidCap Opportunities Portfolio - Class I		33,140,436
1,933,464		ING PIMCO High Yield Portfolio - Class I		19,179,963
3,308,201		ING Pioneer Mid Cap Value Portfolio - Class I		33,247,424
1,760,015		ING Small Company Portfolio - Class I		28,371,446
1,866,328		ING Stock Index Portfolio - Class I		18,980,557
2,224,003		ING T Rowe Price Capital Appreciation Portfolio - Class I		47,526,952
6,860,576		ING T. Rowe Price Equity Income Portfolio - Class I		76,015,179
1,073,589		ING T. Rowe Price Growth Equity Portfolio - Class I		52,219,356
2,753,679		ING Templeton Foreign Equity Portfolio - Class I		28,693,334
849,030		ING Thornburg Value Portfolio - Class I		26,192,582
		Total Investments in Affiliated Investment Companies
		(Cost $884,065,787)*	99.9%	$950,697,547
		Other Assets and Liabilities - Net	0.1	1,231,244
		Net Assets	100.0%	$951,928,791

	@	Non-income producing security
	*	Cost for federal income tax purposes is $930,171,889.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$71,539,048
		Gross Unrealized Depreciation		(51,013,390)
		Net Unrealized Appreciation		$20,525,658

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$950,697,547	$—	$—	$950,697,547
Total Investments, at value	$950,697,547	$—	$—	$950,697,547

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
4,919,764		ING Artio Foreign Portfolio - Class I		$53,527,027
725,952	@	ING Baron Small Cap Growth Portfolio - Class I		11,825,756
3,812,680		ING BlackRock Large Cap Value Portfolio - Class I		38,431,818
3,114,185		ING Clarion Global Real Estate Portfolio - Class I		29,429,048
1,294,531		ING Columbia Small Cap Value Portfolio - Class I		11,806,124
1,061,696		ING Davis New York Venture Portfolio - Class I		17,804,639
2,463,488		ING Evergreen Omega Portfolio - Class I		29,611,130
1,020,962		ING Global Bond Fund - Class I		11,914,628
1,842,461		ING Goldman Sachs Commodity Strategy Portfolio - Class I		11,847,023
1,453,509		ING Growth and Income Portfolio - Class I		29,637,042
3,164,356		ING International Value Portfolio - Class I		26,707,166
1,952,760		ING JPMorgan Emerging Markets Equity Portfolio - Class I		41,593,796
2,324,106		ING Marsico Growth Portfolio - Class I		35,628,540
2,813,438		ING Marsico International Opportunities Portfolio - Class I		29,738,041
2,753,713		ING MidCap Opportunities Portfolio - Class I		26,573,335
2,652,651		ING Pioneer Mid Cap Value Portfolio - Class I		26,659,140
1,829,399		ING Small Company Portfolio - Class I		29,489,913
693,504		ING T Rowe Price Capital Appreciation Portfolio - Class I		14,820,187
4,813,453		ING T. Rowe Price Equity Income Portfolio - Class I		53,333,063
730,416		ING T. Rowe Price Growth Equity Portfolio - Class I		35,527,421
1,431,121		ING Templeton Foreign Equity Portfolio - Class I		14,912,279
385,092		ING Thornburg Value Portfolio - Class I		11,880,084
		Total Investments in Affiliated Investment Companies
		(Cost $554,834,164)*	99.8%	$592,697,200
		Other Assets and Liabilities - Net	0.2	891,161
		Net Assets	100.0%	$593,588,361

	@	Non-income producing security
	*	Cost for federal income tax purposes is $583,988,352.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$44,105,599
		Gross Unrealized Depreciation		(35,396,751)
		Net Unrealized Appreciation		$8,708,848

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$592,697,200	$—	$—	$592,697,200
Total Investments, at value	$592,697,200	$—	$—	$592,697,200

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 104.0%
6,675		ING Artio Foreign Portfolio - Class I		$72,628
985	@	ING Baron Small Cap Growth Portfolio - Class I		16,050
5,175		ING BlackRock Large Cap Value Portfolio - Class I		52,159
4,227		ING Clarion Global Real Estate Portfolio - Class I		39,948
1,757		ING Columbia Small Cap Value Portfolio - Class I		16,024
1,441		ING Davis New York Venture Portfolio - Class I		24,161
3,343		ING Evergreen Omega Portfolio - Class I		40,185
1,385		ING Global Bond Fund - Class I		16,165
2,500		ING Goldman Sachs Commodity Strategy Portfolio - Class I		16,077
1,972		ING Growth and Income Portfolio - Class I		40,219
4,294		ING International Value Portfolio - Class I		36,241
2,650		ING JPMorgan Emerging Markets Equity Portfolio - Class I		56,439
3,154		ING Marsico Growth Portfolio - Class I		48,346
3,817		ING Marsico International Opportunities Portfolio - Class I		40,351
3,737		ING MidCap Opportunities Portfolio - Class I		36,067
3,600		ING Pioneer Mid Cap Value Portfolio - Class I		36,179
2,483		ING Small Company Portfolio - Class I		40,027
941		ING T Rowe Price Capital Appreciation Portfolio - Class I		20,112
6,532		ING T. Rowe Price Equity Income Portfolio - Class I		72,377
991		ING T. Rowe Price Growth Equity Portfolio - Class I		48,215
1,942		ING Templeton Foreign Equity Portfolio - Class I		20,232
523		ING Thornburg Value Portfolio - Class I		16,121
		Total Investments in Affiliated Investment Companies
		(Cost $793,927)*	104.0%	$804,323
		Other Assets and Liabilities - Net	(4.0)	(31,105)
		Net Assets	100.0%	$773,218

	@	Non-income producing security
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,441
		Gross Unrealized Depreciation		(45)
		Net Unrealized Appreciation		$10,396

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$804,323	$—	$—	$804,323
Total Investments, at value	$804,323	$—	$—	$804,323

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
8,507		ING Artio Foreign Portfolio - Class I		$92,551
5,444		ING BlackRock Inflation Protected Bond Portfolio - Class I		55,643
2,822		ING Clarion Real Estate Portfolio - Class I		54,888
4,956		ING Davis New York Venture Portfolio - Class I		83,120
4,600		ING Evergreen Omega Portfolio - Class I		55,296
7,944		ING Global Bond Fund - Class I		92,704
5,734		ING Goldman Sachs Commodity Strategy Portfolio - Class I		36,872
7,012		ING Growth and Income Portfolio - Class I		142,972
10,851		ING Intermediate Bond Portfolio - Class I		129,669
4,377		ING International Value Portfolio - Class I		36,943
19,355		ING Limited Maturity Bond Portfolio - Class I		203,424
3,617		ING Marsico Growth Portfolio - Class I		55,443
3,502		ING Marsico International Opportunities Portfolio - Class I		37,021
1,905		ING MidCap Opportunities Portfolio - Class I		18,379
3,751		ING PIMCO High Yield Portfolio - Class I		37,214
20,630		ING PIMCO Total Return Bond Portfolio - Class I		259,316
1,835		ING Pioneer Mid Cap Value Portfolio - Class I		18,438
2,278		ING Small Company Portfolio - Class I		36,713
3,623		ING Stock Index Portfolio - Class I		36,842
5,180		ING T Rowe Price Capital Appreciation Portfolio - Class I		110,700
9,155		ING T. Rowe Price Equity Income Portfolio - Class I		101,438
1,137		ING T. Rowe Price Growth Equity Portfolio - Class I		55,287
3,563		ING Templeton Foreign Equity Portfolio - Class I		37,129
1,948		ING Thornburg Value Portfolio - Class I		60,083
		Total Investments in Affiliated Investment Companies
		(Cost $1,685,591)*	100.1%	$1,848,085
		Other Assets and Liabilities - Net	(0.1)	(2,755)
		Net Assets	100.0%	$1,845,330

	*	Cost for federal income tax purposes is $1,709,707.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$138,378
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$138,378

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,848,085	$—	$—	$1,848,085
Total Investments, at value	$1,848,085	$—	$—	$1,848,085

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
4,943		ING Artio Foreign Portfolio - Class I		$53,775
2,652		ING BlackRock Large Cap Value Portfolio - Class I		26,730
1,408		ING Clarion Global Real Estate Portfolio - Class I		13,305
683		ING Clarion Real Estate Portfolio - Class I		13,288
2,933		ING Davis New York Venture Portfolio - Class I		49,190
2,970		ING Evergreen Omega Portfolio - Class I		35,699
3,846		ING Global Bond Fund - Class I		44,886
2,777		ING Goldman Sachs Commodity Strategy Portfolio - Class I		17,853
3,943		ING Growth and Income Portfolio - Class I		80,392
2,252		ING Intermediate Bond Portfolio - Class I		26,908
3,179		ING International Value Portfolio - Class I		26,831
841		ING JPMorgan Emerging Markets Equity Portfolio - Class I		17,909
3,408		ING Limited Maturity Bond Portfolio - Class I		35,817
2,627		ING Marsico Growth Portfolio - Class I		40,268
2,544		ING Marsico International Opportunities Portfolio - Class I		26,888
1,844		ING MidCap Opportunities Portfolio - Class I		17,798
1,817		ING PIMCO High Yield Portfolio - Class I		18,023
5,351		ING PIMCO Total Return Bond Portfolio - Class I		67,264
1,777		ING Pioneer Mid Cap Value Portfolio - Class I		17,855
2,206		ING Small Company Portfolio - Class I		35,553
1,754		ING Stock Index Portfolio - Class I		17,839
2,508		ING T Rowe Price Capital Appreciation Portfolio - Class I		53,600
5,239		ING T. Rowe Price Equity Income Portfolio - Class I		58,045
826		ING T. Rowe Price Growth Equity Portfolio - Class I		40,154
2,588		ING Templeton Foreign Equity Portfolio - Class I		26,966
1,016		ING Thornburg Value Portfolio - Class I		31,330
		Total Investments in Affiliated Investment Companies
		(Cost $811,812)*	100.2%	$894,166
		Other Assets and Liabilities - Net	(0.2)	(2,219)
		Net Assets	100.0%	$891,947

	*	Cost for federal income tax purposes is $824,012.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$70,154
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$70,154

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$894,166	$—	$—	$894,166
Total Investments, at value	$894,166	$—	$—	$894,166

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
412,979		ING Artio Foreign Portfolio - Class I		$4,493,206
1,101,347		ING BlackRock Inflation Protected Bond Portfolio - Class I		11,255,770
342,496		ING Clarion Real Estate Portfolio - Class I		6,661,555
601,571		ING Davis New York Venture Portfolio - Class I		10,088,354
964,151		ING Global Bond Fund - Class I		11,251,647
695,976		ING Goldman Sachs Commodity Strategy Portfolio - Class I		4,475,126
823,578		ING Growth and Income Portfolio - Class I		16,792,760
1,599,212		ING Intermediate Bond Portfolio - Class I		19,110,583
398,437		ING International Value Portfolio - Class I		3,362,811
3,630,551		ING Limited Maturity Bond Portfolio - Class I		38,157,090
318,826		ING Marsico International Opportunities Portfolio - Class I		3,369,996
1,138,978		ING PIMCO High Yield Portfolio - Class I		11,298,664
3,308,686		ING PIMCO Total Return Bond Portfolio - Class I		41,590,178
439,671		ING Stock Index Portfolio - Class I		4,471,452
261,966		ING T Rowe Price Capital Appreciation Portfolio - Class I		5,598,216
505,068		ING T. Rowe Price Equity Income Portfolio - Class I		5,596,159
137,955		ING T. Rowe Price Growth Equity Portfolio - Class I		6,710,111
216,238		ING Templeton Foreign Equity Portfolio - Class I		2,253,199
218,198		ING Thornburg Value Portfolio - Class I		6,731,418
1,063,764		ING U.S. Bond Index Portfolio - Class I		11,243,985
		Total Investments in Affiliated Investment Companies
		(Cost $207,390,075)*	99.9%	$224,512,280
		Other Assets and Liabilities - Net	0.1	294,842
		Net Assets	100.0%	$224,807,122

	*	Cost for federal income tax purposes is $217,428,803.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,228,889
		Gross Unrealized Depreciation		(11,145,412)
		Net Unrealized Appreciation		$7,083,477

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$224,512,280	$—	$—	$224,512,280
Total Investments, at value	$224,512,280	$—	$—	$224,512,280

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Advertising: 0.2%
33,600		Omnicom Group	$1,304,016
			1,304,016
		Aerospace/Defense: 1.7%
16,300	@	Alliant Techsystems, Inc.	1,325,190
21,300	@	Elbit Systems Ltd.	1,363,413
53,700		Empresa Brasileira de Aeronautica SA ADR	1,286,652
48,700		Goodrich Corp.	3,434,324
60,200		Rockwell Collins, Inc.	3,767,918
25,500	@	TransDigm Group, Inc.	1,352,520
			12,530,017
		Agriculture: 0.8%
73,600		Lorillard, Inc.	5,537,664
			5,537,664
		Airlines: 0.4%
103,400		Skywest, Inc.	1,476,552
110,800		Southwest Airlines Co.	1,464,776
			2,941,328
		Apparel: 0.9%
161,200		Coach, Inc.	6,370,624
			6,370,624
		Auto Manufacturers: 0.2%
36,100		Paccar, Inc.	1,564,574
			1,564,574
		Auto Parts & Equipment: 0.3%
80,000		WABCO Holdings, Inc.	2,393,600
			2,393,600
		Banks: 2.2%
26,100		City National Corp.	1,408,617
104,560	@	First Horizon National Corp.	1,469,068
356,200		Keycorp	2,760,550
392,700		Marshall & Ilsley Corp.	3,161,235
88,400		Northern Trust Corp.	4,884,984
27,500	@	SVB Financial Group	1,283,150
68,300		Zions Bancorp.	1,490,306
			16,457,910
		Beverages: 0.7%
91,700		Brown-Forman Corp.	5,451,565
			5,451,565
		Biotechnology:2.6%
50,200	@	Alexion Pharmaceuticals, Inc.	2,729,374
23,200	@	Biogen Idec, Inc.	1,330,752
36,700	@	Charles River Laboratories International, Inc.	1,442,677
56,400	@	Human Genome Sciences, Inc.	1,703,280
77,900	@, L	Illumina, Inc.	3,030,310
60,800	@	Life Technologies Corp.	3,178,016
51,000	@	Myriad Genetics, Inc.	1,226,550
56,500	@	Regeneron Pharmaceuticals, Inc.	1,496,685
81,600	@	Vertex Pharmaceuticals, Inc.	3,334,992
			19,472,636
		Chemicals: 2.5%
15,800		Air Products & Chemicals, Inc.	1,168,410
32,100		Albemarle Corp.	1,368,423
23,200		CF Industries Holdings, Inc.	2,115,376
94,100		Ecolab, Inc.	4,135,695
47,500	@, L	Intrepid Potash, Inc.	1,440,675
39,800		Sherwin-Williams Co.	2,693,664
37,000		Sigma-Aldrich Corp.	1,985,420
89,400	L	Sociedad Quimica y Minera de Chile SA ADR	3,342,666
			18,250,329
		Coal: 1.7%
71,469		Arch Coal, Inc.	1,633,067
28,100		Consol Energy, Inc.	1,198,746
27,400		Massey Energy Co.	1,432,746
95,500		Peabody Energy Corp.	4,364,350
40,100		Walter Industries, Inc.	3,700,027
			12,328,936
		Commercial Services: 7.0%
72,600	@	American Reprographics Co.	651,222
63,100	@	Apollo Group, Inc. - Class A	3,867,399
38,900		Corporate Executive Board Co.	1,034,351
56,500		DeVry, Inc.	3,683,800
56,500	@, L	Education Management Corp.	1,237,350
41,800		Equifax, Inc.	1,496,440
84,800	@	Genpact Ltd.	1,422,096

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
36,700		Global Payments, Inc.	$1,671,685
131,500	@	Hertz Global Holdings, Inc.	1,313,685
29,600	@	Hewitt Associates, Inc.	1,177,488
74,100		Iron Mountain, Inc.	2,030,340
17,900	@	ITT Educational Services, Inc.	2,013,392
24,400		Manpower, Inc.	1,393,728
74,800	@, L	Monster Worldwide, Inc.	1,242,428
100,100	L	Moody’s Corp.	2,977,975
17,800	@, L	New Oriental Education & Technology Group ADR	1,522,078
166,600		Paychex, Inc.	5,114,620
146,500	@	Quanta Services, Inc.	2,806,940
118,500	L	Ritchie Brothers Auctioneers, Inc.	2,551,305
79,400		Robert Half International, Inc.	2,416,142
65,300		SEI Investments Co.	1,434,641
6,100	L	Strayer Education, Inc.	1,485,472
44,600	@	Verisk Analytics, Inc.	1,257,720
35,800	@	VistaPrint NV	2,049,550
226,000		Western Union Co.	3,832,960
			51,684,807
		Computers: 3.0%
103,500	@	Cognizant Technology Solutions Corp.	5,276,430
24,100	@	Computer Sciences Corp.	1,313,209
41,800		Jack Henry & Associates, Inc.	1,005,708
62,500	@, L	Logitech International S.A.	1,021,250
76,100	@	Micros Systems, Inc.	2,502,168
135,700	@	NetApp, Inc.	4,418,392
39,600	@	Sandisk Corp.	1,371,348
202,000	@	Seagate Technology, Inc.	3,688,520
55,800	@	Synopsys, Inc.	1,248,246
			21,845,271
		Cosmetics/Personal Care: 1.1%
230,000		Avon Products, Inc.	7,790,098
			7,790,098
		Distribution/Wholesale: 1.0%
79,900	L	Fastenal Co.	3,834,401
32,900		WW Grainger, Inc.	3,557,148
			7,391,549
		Diversified Financial Services: 3.4%
30,400		Artio Global Investors, Inc.	752,096
76,000		Eaton Vance Corp.	2,549,040
42,200	L	Federated Investors, Inc.	1,113,236
59,000	@, L	Interactive Brokers Group, Inc.	952,850
43,800	@	IntercontinentalExchange, Inc.	4,913,484
171,600		Janus Capital Group, Inc.	2,452,164
83,100	L	Lazard Ltd.	2,966,670
65,600		NYSE Euronext	1,942,416
70,000		OptionsXpress Holdings, Inc.	1,140,300
145,500	@	SLM Corp.	1,821,660
164,000	@	TD Ameritrade Holding Corp.	3,125,840
43,900		Waddell & Reed Financial, Inc.	1,582,156
			25,311,912
		Electric: 0.8%
263,600	@	Calpine Corp.	3,134,204
135,500	@	NRG Energy, Inc.	2,831,950
			5,966,154
		Electrical Components & Equipment: 0.5%
76,150		Ametek, Inc.	3,157,179
25,200	@, L	General Cable Corp.	680,400
			3,837,579
		Electronics: 3.6%
57,200		Amphenol Corp.	2,413,268
90,900	@	Cogent, Inc.	927,180
37,900	@	Cymer, Inc.	1,413,670
60,100	@	Dolby Laboratories, Inc.	3,526,067
40,100	@	Flir Systems, Inc.	1,130,820
63,900		Gentex Corp.	1,240,938
48,600	@	II-VI, Inc.	1,644,624
18,000	@	Itron, Inc.	1,306,260
87,100		Jabil Circuit, Inc.	1,410,149
31,200	@	Mettler Toledo International, Inc.	3,407,040
63,400		National Instruments Corp.	2,114,390
120,200	@	Trimble Navigation Ltd.	3,452,144
39,900	@	Waters Corp.	2,694,846
			26,681,396
		Energy - Alternate Sources: 0.2%
12,700	@, L	First Solar, Inc.	1,557,655
			1,557,655
		Engineering & Construction: 1.5%
103,700		Fluor Corp.	4,823,087
77,700	@	Foster Wheeler AG	2,108,778
139,200	@	McDermott International, Inc.	3,747,264
			10,679,129

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Entertainment: 0.8%
68,200	@	DreamWorks Animation SKG, Inc.	$2,686,398
138,900		International Game Technology	2,562,705
19,150		Madison Square Garden, Inc.	416,130
			5,665,233
		Environmental Control: 1.0%
80,200		Republic Services, Inc.	2,327,404
69,900	@	Stericycle, Inc.	3,809,550
40,400	@	Waste Connections, Inc.	1,371,984
			7,508,938
		Food: 2.0%
62,500		Campbell Soup Co.	2,209,375
50,400		Hershey Co.	2,157,624
27,000		JM Smucker Co.	1,627,020
133,000		McCormick & Co., Inc.	5,101,880
108,500	@	Whole Foods Market, Inc.	3,922,275
			15,018,174
		Healthcare - Products: 5.7%
68,500	@	American Medical Systems Holdings, Inc.	1,272,730
46,300	@	Arthrocare Corp.	1,376,036
101,600	@	CareFusion Corp.	2,685,288
48,300		CR Bard, Inc.	4,183,746
58,100		Densply International, Inc.	2,024,785
23,300	@	Edwards Lifesciences Corp.	2,303,904
26,700	@	Gen-Probe, Inc.	1,335,000
47,500	@	Henry Schein, Inc.	2,797,750
69,300	@	Hologic, Inc.	1,284,822
52,700	@, L	Idexx Laboratories, Inc.	3,032,885
11,800	@	Intuitive Surgical, Inc.	4,107,934
40,300	@	Masimo Corp.	1,069,965
44,900		Patterson Cos., Inc.	1,394,145
76,000	@	Qiagen NV	1,747,240
24,400	@	Resmed, Inc.	1,553,060
77,800	@	St. Jude Medical, Inc.	3,193,690
37,400		Techne Corp.	2,382,006
44,200	@	Varian Medical Systems, Inc.	2,445,586
30,800	@	Zimmer Holdings, Inc.	1,823,360
			42,013,932
		Healthcare - Services: 2.6%
41,800		Cigna Corp.	1,529,044
69,100	@	Community Health Systems, Inc.	2,551,863
22,000	@	Covance, Inc.	1,350,580
39,400	@	DaVita, Inc.	2,497,960
22,600	@	Humana, Inc.	1,057,002
39,000	@	Laboratory Corp. of America Holdings	2,952,690
23,100	@	Lincare Holdings, Inc.	1,036,728
75,000		Quest Diagnostics	4,371,750
41,100		Universal Health Services, Inc.	1,442,199
			18,789,816
		Home Builders: 0.4%
28,700		KB Home	480,725
41,700		Lennar Corp.	717,657
79,562	@	Pulte Homes, Inc.	895,073
56,000	@	Toll Brothers, Inc.	1,164,800
			3,258,255
		Household Products/Wares: 1.0%
47,000		Church & Dwight Co., Inc.	3,146,650
69,000		Clorox Co.	4,425,660
			7,572,310
		Insurance: 1.7%
50,100		AON Corp.	2,139,771
22,700	@	Arch Capital Group Ltd.	1,730,875
27,100		Assurant, Inc.	931,698
41,600		Axis Capital Holdings Ltd.	1,300,416
47,200		HCC Insurance Holdings, Inc.	1,302,720
69,500		Principal Financial Group, Inc.	2,030,095
23,000		RenaissanceRe Holdings Ltd.	1,305,480
54,800		WR Berkley Corp.	1,429,732
			12,170,787
		Internet: 3.4%
90,700	@	Akamai Technologies, Inc.	2,848,887
35,200	@	Ctrip.com International Ltd. ADR	1,379,840
98,300		Expedia, Inc.	2,453,568
26,200	@	F5 Networks, Inc.	1,611,562
204,700	@	Liberty Media Corp. - Interactive - Class A	3,133,957
113,700	@	McAfee, Inc.	4,562,781
14,000	@	Priceline.com, Inc.	3,570,000
61,600	@, L	Rackspace Hosting, Inc.	1,153,768
28,700	@	Sina Corp.	1,081,703
66,500	@	Symantec Corp.	1,125,180
93,700	@	VeriSign, Inc.	2,437,137
			25,358,383

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.9%
50,400		Carpenter Technology Corp.	$1,844,640
47,300		Cliffs Natural Resources, Inc.	3,355,935
23,800		United States Steel Corp.	1,511,776
			6,712,351
		Leisure Time: 0.2%
37,550	@	WMS Industries, Inc.	1,574,847
			1,574,847
		Lodging: 1.7%
54,400		Choice Hotels International, Inc.	1,893,664
29,000	@	Hyatt Hotels Corp.	1,129,840
148,512		Marriott International, Inc.	4,681,098
45,500		Starwood Hotels & Resorts Worldwide, Inc.	2,122,120
36,600		Wynn Resorts Ltd.	2,775,378
			12,602,100
		Machinery - Construction & Mining: 0.8%
23,300		Bucyrus International, Inc.	1,537,567
49,600		Joy Global, Inc.	2,807,360
59,400	@, L	Terex Corp.	1,348,974
			5,693,901
		Machinery - Diversified: 2.0%
37,900		Cummins, Inc.	2,347,905
22,400		Flowserve Corp.	2,470,048
43,500		Graco, Inc.	1,392,000
45,800		IDEX Corp.	1,515,980
36,200		Rockwell Automation, Inc.	2,040,232
43,500		Roper Industries, Inc.	2,516,040
29,800		Wabtec Corp.	1,255,176
41,000	@	Zebra Technologies Corp.	1,213,600
			14,750,981
		Media: 2.4%
66,600		Cablevision Systems Corp.	1,607,724
28,200	@, L	Central European Media Enterprises Ltd.	826,542
79,000	@	CTC Media, Inc.	1,360,380
120,250	@	Discovery Communications, Inc. - Class C	3,536,553
43,800		Factset Research Systems, Inc.	3,213,606
24,700	@	Liberty Media Corp. - Starz	1,350,596
114,400		McGraw-Hill Cos., Inc.	4,078,360
70,200	L	Shaw Communications, Inc. - Class B	1,394,874
			17,368,635
		Metal Fabricate/Hardware: 1.2%
54,300		Precision Castparts Corp.	6,880,353
19,300		Valmont Industries, Inc.	1,598,619
			8,478,972
		Mining: 1.1%
53,800		Agnico-Eagle Mines Ltd.	2,995,046
24,000		Compass Minerals International, Inc.	1,925,520
109,700	@, L	Eldorado Gold Corp.	1,325,176
38,300		Vulcan Materials Co.	1,809,292
			8,055,034
		Miscellaneous Manufacturing: 1.1%
40,700		Clarcor, Inc.	1,403,743
51,400		Donaldson Co., Inc.	2,319,168
40,200		Harsco Corp.	1,283,988
25,500		ITT Corp.	1,367,055
45,800		Pall Corp.	1,854,442
			8,228,396
		Oil & Gas: 3.7%
38,000		Atlas Energy, Inc.	1,182,560
35,400	@	Bill Barrett Corp.	1,087,134
47,300		Cabot Oil & Gas Corp.	1,740,640
71,600	@	Cobalt International Energy, Inc.	973,760
86,300	@	Concho Resources, Inc.	4,346,068
27,500	L	Diamond Offshore Drilling	2,442,275
81,000	@	Forest Oil Corp.	2,091,420
67,800	@	Mariner Energy, Inc.	1,014,966
36,200		Murphy Oil Corp.	2,034,078
50,300	@	Nabors Industries Ltd.	987,389
40,600	@	Newfield Exploration Co.	2,113,230
43,000		Range Resources Corp.	2,015,410
54,950	@, L	SandRidge Energy, Inc.	423,115
34,200	@	Southwestern Energy Co.	1,392,624
27,600		Sunoco, Inc.	819,996
52,700	@	Ultra Petroleum Corp.	2,457,401
			27,122,066
		Oil & Gas Services: 2.3%
33,900	L	Baker Hughes, Inc.	1,587,876
110,800	@	Cameron International Corp.	4,748,888
21,700	L	Core Laboratories NV	2,838,360
64,300	@	FMC Technologies, Inc.	4,155,709
35,500	@	Oceaneering International, Inc.	2,253,895
121,600	@	Tetra Technologies, Inc.	1,485,952
			17,070,680

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 1.6%
28,364		Allergan, Inc.	$1,852,736
45,500	@	BioMarin Pharmaceuticals, Inc.	1,063,335
31,400	@	Cephalon, Inc.	2,128,292
90,200	@	Elan Corp. PLC ADR	683,716
38,200		Mead Johnson Nutrition Co.	1,987,546
34,900		Perrigo Co.	2,049,328
21,700		Shire PLC ADR	1,431,332
29,900	@, L	Warner Chilcott PLC	763,945
			11,960,230
		Retail: 8.0%
30,800		Advance Auto Parts, Inc.	1,291,136
35,600	@	AnnTaylor Stores Corp.	736,920
8,100	@	Autozone, Inc.	1,402,029
103,900	@	Bed Bath & Beyond, Inc.	4,546,664
36,800	@	Big Lots, Inc.	1,340,256
87,900	@	Carmax, Inc.	2,208,048
19,400	@	Chipotle Mexican Grill, Inc.	2,185,798
32,100	@	Copart, Inc.	1,142,760
56,400	@	Dick’s Sporting Goods, Inc.	1,472,604
50,000	@	Dollar General Corp.	1,262,500
35,500	@	Dollar Tree, Inc.	2,102,310
56,100		Family Dollar Stores, Inc.	2,053,821
49,400		Gap, Inc.	1,141,634
41,600		Men’s Wearhouse, Inc.	995,904
81,600	@	O’Reilly Automotive, Inc.	3,403,536
35,600	@	Panera Bread Co.	2,723,044
48,800		Petsmart, Inc.	1,559,648
97,200		Ross Stores, Inc.	5,197,284
56,055		Staples, Inc.	1,311,126
79,900	@	Starbucks Corp.	1,939,173
72,000		Tiffany & Co.	3,419,280
64,350		Tim Hortons, Inc.	2,097,167
182,400		TJX Cos., Inc.	7,755,648
29,100		Tractor Supply Co.	1,689,255
64,500	@	Urban Outfitters, Inc.	2,452,935
45,700		Williams-Sonoma, Inc.	1,201,453
			58,631,933
		Semiconductors: 6.7%
160,900		Altera Corp.	3,911,479
105,200		Analog Devices, Inc.	3,031,864
67,350		Broadcom Corp.	2,234,673
63,200	@	Fairchild Semiconductor International, Inc.	673,080
135,300	@, L	GT Solar International, Inc.	707,619
69,200		Intersil Corp.	1,021,392
31,800		KLA-Tencor Corp.	983,256
63,700	@	Lam Research Corp.	2,377,284
103,400		Linear Technology Corp.	2,924,152
221,300	@	Marvell Technology Group Ltd.	4,510,094
68,900		Maxim Integrated Products	1,335,971
127,600	@	MEMC Electronic Materials, Inc.	1,956,108
105,700	L	Microchip Technology, Inc.	2,976,512
192,400		National Semiconductor Corp.	2,780,180
242,300	@	Nvidia Corp.	4,211,174
135,900	@	ON Semiconductor Corp.	1,087,200
85,400	@	QLogic Corp.	1,733,620
50,200	@	Rovi Corp.	1,863,926
39,700	@	Silicon Laboratories, Inc.	1,892,499
89,800	@	Varian Semiconductor Equipment Associates, Inc.	2,974,176
151,400		Xilinx, Inc.	3,860,700
			49,046,959
		Software: 5.7%
39,600	@	Adobe Systems, Inc.	1,400,652
68,800	@	Allscripts Healthcare Solutions, Inc.	1,345,728
52,000	@	Ansys, Inc.	2,243,280
110,300	@	Autodesk, Inc.	3,245,026
97,600	@	BMC Software, Inc.	3,708,800
114,600		CA, Inc.	2,689,662
38,200	@	Cerner Corp.	3,249,292
39,700	@	Check Point Software Technologies	1,391,882
68,900	@	Citrix Systems, Inc.	3,270,683
23,200		Dun & Bradstreet Corp.	1,726,544
79,000	@	Electronic Arts, Inc.	1,474,140
39,700		Fidelity National Information Services, Inc.	930,568
35,000	@	Fiserv, Inc.	1,776,600
149,400	@	Intuit, Inc.	5,130,396
135,500	@	Nuance Communications, Inc.	2,254,720
106,000	@	Red Hat, Inc.	3,102,620
43,900	@	Salesforce.com, Inc.	3,268,355
			42,208,948

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares	Value
Telecommunications: 2.8%
31,100	@	American Tower Corp.	$1,325,171
34,100	@	Atheros Communications, Inc.	1,320,011
67,400	@	Crown Castle International Corp.	2,576,702
116,600	@	JDS Uniphase Corp.	1,460,998
163,200	@	Juniper Networks, Inc.	5,006,976
78,900	@, L	Leap Wireless International, Inc.	1,290,804
164,700	@	MetroPCS Communications, Inc.	1,166,076
53,300	@	NeuStar, Inc.	1,343,160
43,700	@	NII Holdings, Inc.	1,820,542
88,050	@	SBA Communications Corp.	3,175,964
20,486,404
Toys/Games/Hobbies: 0.5%
164,300	Mattel, Inc.	3,736,182
3,736,182
Transportation: 1.5%
71,300	CH Robinson Worldwide, Inc.	3,982,105
120,300	Expeditors International Washington, Inc.	4,441,476
64,100	Landstar System, Inc.	2,690,918
11,114,499
Total Common Stock
(Cost $684,793,618)	729,547,695
REAL ESTATE INVESTMENT TRUSTS: 0.8%
Shopping Centers: 0.4%
42,300	Federal Realty Investment Trust	3,079,863
3,079,863
Storage: 0.4%
31,700	Public Storage, Inc.	2,916,083
2,916,083
Total Real Estate Investment Trusts
(Cost $4,795,312)	5,995,946
Total Long-Term Investments
(Cost $689,588,930)	735,543,641
SHORT-TERM INVESTMENTS: 5.7%
Affiliated Mutual Fund: 0.2%
1,260,527	T. Rowe Price Reserve Investment Fund	1,260,527
Total Mutual Fund
(Cost $1,260,527)	1,260,527
Securities Lending Collateral(cc): 5.5%
38,448,388	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	38,448,388
2,384,768	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	1,907,814
Total Securities Lending Collateral
(Cost $40,833,156)	40,356,202
Total Short-Term Investments
(Cost $42,093,683)	41,616,729
Total Investments in Securities
(Cost $731,682,613)*	105.6%	$777,160,370
Other Assets and Liabilities - Net	(5.6)	(41,050,927)
Net Assets	100.0%	$736,109,443

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
*	Cost for federal income tax purposes is $732,253,362.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$126,115,892
Gross Unrealized Depreciation	(81,208,884)	$45,477,757
Net Unrealized Appreciation	$44,907,008

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Advertising	$1,304,016	$—	$—	$1,304,016
Aerospace/Defense	12,530,017	—	—	12,530,017
Agriculture	5,537,664	—	—	5,537,664
Airlines	2,941,328	—	—	2,941,328
Apparel	6,370,624	—	—	6,370,624
Auto Manufacturers	1,564,574	—	—	1,564,574
Auto Parts & Equipment	2,393,600	—	—	2,393,600
Banks	16,457,910	—	—	16,457,910
Beverages	5,451,565	—	—	5,451,565
Biotechnology	19,472,636	—	—	19,472,636
Chemicals	14,907,663	3,342,666	—	18,250,329
Coal	12,328,936	—	—	12,328,936
Commercial Services	51,684,807	—	—	51,684,807
Computers	21,845,271	—	—	21,845,271
Cosmetics/Personal Care	7,790,098	—	—	7,790,098
Distribution/Wholesale	7,391,549	—	—	7,391,549
Diversified Financial Services	25,311,912	—	—	25,311,912
Electric	5,966,154	—	—	5,966,154
Electrical Components & Equipment	3,837,579	—	—	3,837,579
Electronics	26,681,396	—	—	26,681,396
Energy - Alternate Sources	1,557,655	—	—	1,557,655
Engineering & Construction	10,679,129	—	—	10,679,129
Entertainment	5,665,233	—	—	5,665,233
Environmental Control	7,508,938	—	—	7,508,938
Food	15,018,174	—	—	15,018,174
Healthcare - Products	42,013,932	—	—	42,013,932
Healthcare - Services	18,789,816	—	—	18,789,816
Home Builders	3,258,255	—	—	3,258,255
Household Products/Wares	7,572,310	—	—	7,572,310
Insurance	12,170,787	—	—	12,170,787
Internet	25,358,383	—	—	25,358,383
Iron/Steel	6,712,351	—	—	6,712,351
Leisure Time	1,574,847	—	—	1,574,847
Lodging	12,602,100	—	—	12,602,100
Machinery - Construction & Mining	5,693,901	—	—	5,693,901
Machinery - Diversified	14,750,981	—	—	14,750,981
Media	17,368,635	—	—	17,368,635
Metal Fabricate/Hardware	8,478,972	—	—	8,478,972
Mining	8,055,034	—	—	8,055,034
Miscellaneous Manufacturing	8,228,396	—	—	8,228,396
Oil & Gas	27,122,066	—	—	27,122,066
Oil & Gas Services	17,070,680	—	—	17,070,680
Pharmaceuticals	11,960,230	—	—	11,960,230
Retail	58,631,933	—	—	58,631,933
Semiconductors	49,046,959	—	—	49,046,959
Software	42,208,948	—	—	42,208,948
Telecommunications	20,486,404	—	—	20,486,404
Toys/Games/Hobbies	3,736,182	—	—	3,736,182
Transportation	11,114,499	—	—	11,114,499
Total Common Stock	726,205,029	3,342,666	—	729,547,695
Real Estate Investment Trusts	5,995,946	—	—	5,995,946
Short-Term Investments	38,448,388	1,260,527	1,907,814	41,616,729
Total Investments, at value	$770,649,363	$4,603,193	$1,907,814	$777,160,370

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,907,814	$—	$—	$—	$—	$—	$—	$—	$1,907,814
Total Investments, at value	$1,907,814	$—	$—	$—	$—	$—	$—	$—	$1,907,814

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		Apparel: 1.7%
218,800		Coach, Inc.	$8,646,976
115,700		Nike, Inc.	8,503,950
			17,150,926
		Auto Manufacturers: 0.7%
154,700		Paccar, Inc.	6,704,698
			6,704,698
		Banks: 7.2%
60,400		Goldman Sachs Group, Inc.	10,306,052
493,700		JPMorgan Chase & Co.	22,093,075
286,400		Morgan Stanley	8,388,656
152,500		Northern Trust Corp.	8,427,150
94,400		PNC Financial Services Group, Inc.	5,635,680
401,700		US Bancorp.	10,395,996
265,000		Wells Fargo & Co.	8,246,800
			73,493,409
		Beverages: 0.9%
135,700		PepsiCo, Inc.	8,977,912
			8,977,912
		Biotechnology: 2.7%
86,258	@	Celgene Corp.	5,344,546
331,800	@	Gilead Sciences, Inc.	15,090,264
99,900	@, L	Illumina, Inc.	3,886,110
77,800	@	Vertex Pharmaceuticals, Inc.	3,179,686
			27,500,606
		Chemicals: 1.6%
59,600		Monsanto Co.	4,256,632
151,200		Praxair, Inc.	12,549,600
			16,806,232
		Commercial Services: 5.5%
131,400		Automatic Data Processing, Inc.	5,843,358
50,500		Mastercard, Inc.	12,827,000
368,500		Visa, Inc.	33,544,553
209,000		Western Union Co.	3,544,640
			55,759,551
		Computers: 9.1%
241,700		Accenture PLC	10,139,315
290,600	@	Apple, Inc.	68,270,658
123,000		Hewlett-Packard Co.	6,537,450
62,900		International Business Machines Corp.	8,066,925
			93,014,348
		Cosmetics/Personal Care: 0.8%
128,880		Procter & Gamble Co.	8,154,238
			8,154,238
		Distribution/Wholesale: 0.7%
152,300	L	Fastenal Co.	7,308,877
			7,308,877
		Diversified Financial Services: 5.4%
239,900		American Express Co.	9,898,274
13,900		Blackrock, Inc.	3,026,864
377,400		Charles Schwab Corp.	7,053,606
15,000		CME Group, Inc.	4,741,650
101,108		Franklin Resources, Inc.	11,212,877
81,600	@	IntercontinentalExchange, Inc.	9,153,888
463,300		Invesco Ltd.	10,150,903
			55,238,062
		Electronics: 1.0%
168,600	@	Dolby Laboratories, Inc.	9,891,762
			9,891,762
		Engineering & Construction: 0.5%
183,200	@	McDermott International, Inc.	4,931,744
			4,931,744
		Environmental Control: 0.4%
153,300		Republic Services, Inc.	4,448,766
			4,448,766
		Healthcare - Products: 1.7%
26,500	@	Intuitive Surgical, Inc.	9,225,445
137,600		Stryker Corp.	7,873,472
			17,098,917
		Insurance: 0.5%
160,900		Sun Life Financial, Inc.	5,175,605
			5,175,605
		Internet: 14.9%
152,368	@	Akamai Technologies, Inc.	4,785,879
265,200	@	Amazon.com, Inc.	35,995,596
25,120	@, L	Baidu.com ADR	14,996,640
364,100	@	eBay, Inc.	9,812,495

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Internet (continued)
94,950	@	Google, Inc. - Class A	$53,837,600
536,500	@	Liberty Media Corp. - Interactive - Class A	8,213,815
179,800	@	McAfee, Inc.	7,215,374
19,459	@	Priceline.com, Inc.	4,962,045
594,000		Tencent Holdings Ltd.	11,902,037
			151,721,481
		Leisure Time: 0.2%
56,200		Carnival Corp.	2,185,056
			2,185,056
		Lodging: 1.8%
326,111		Marriott International, Inc.	10,279,019
170,000	@, L	MGM Mirage, Inc.	2,040,000
134,900		Starwood Hotels & Resorts Worldwide, Inc.	6,291,736
			18,610,755
		Machinery - Construction & Mining: 0.5%
73,800		Bucyrus International, Inc.	4,870,062
			4,870,062
		Machinery - Diversified: 0.9%
68,900		Deere & Co.	4,096,794
85,200		Rockwell Automation, Inc.	4,801,872
			8,898,666
		Media: 1.7%
178,000		McGraw-Hill Cos., Inc.	6,345,700
307,700		Walt Disney Co.	10,741,807
			17,087,507
		Metal Fabricate/Hardware: 1.2%
97,200		Precision Castparts Corp.	12,316,212
			12,316,212
		Mining: 1.1%
45,000		Agnico-Eagle Mines Ltd.	2,505,150
217,747		BHP Billiton Ltd.	8,734,211
			11,239,361
		Miscellaneous Manufacturing: 3.8%
88,200		3M Co.	7,370,874
389,600		Danaher Corp.	31,132,936
			38,503,810
		Oil & Gas: 3.5%
81,200		EOG Resources, Inc.	7,546,728
89,000		Murphy Oil Corp.	5,000,910
322,400		Petroleo Brasileiro SA ADR	12,763,816
316,700		Suncor Energy, Inc.	10,305,418
			35,616,872
		Oil & Gas Services: 2.6%
170,700	@	Cameron International Corp.	7,316,202
50,000	@	FMC Technologies, Inc.	3,231,500
246,000		Schlumberger Ltd.	15,611,160
			26,158,862
		Pharmaceuticals: 7.5%
194,800		Allergan, Inc.	12,724,336
239,000	@	Express Scripts, Inc.	24,320,640
140,900		McKesson Corp.	9,259,948
465,800	@	Medco Health Solutions, Inc.	30,072,048
			76,376,972
		Retail: 5.3%
47,500	@	Autozone, Inc.	8,221,775
216,300	@	Carmax, Inc.	5,433,456
128,200		Costco Wholesale Corp.	7,654,822
110,117	@	Kohl’s Corp.	6,032,209
422,100		Lowe’s Cos., Inc.	10,231,704
90,100	@	O’Reilly Automotive, Inc.	3,758,071
542,500	@	Starbucks Corp.	13,166,475
			54,498,512
		Semiconductors: 3.0%
132,800		ASML Holding NV	4,701,120
158,100		Broadcom Corp.	5,245,758
108,300		Intel Corp.	2,410,758
520,000	@	Marvell Technology Group Ltd.	10,597,600
296,200	@	Nvidia Corp.	5,147,956
3,743		Samsung Electronics Co. Ltd.	2,706,168
			30,809,360
		Software: 1.5%
152,700	@	Autodesk, Inc.	4,492,434
266,725		Microsoft Corp.	7,807,041
41,216	@	Salesforce.com, Inc.	3,068,531
			15,368,006
		Telecommunications: 8.2%
381,300	@	American Tower Corp.	16,247,193
523,600	@	Cisco Systems, Inc.	13,629,308
593,612	@	Crown Castle International Corp.	22,693,786
362,400	@	Juniper Networks, Inc.	11,118,432
118,200	@, L	Leap Wireless International, Inc.	1,933,752
228,700	@	MetroPCS Communications, Inc.	1,619,196
394,800		Qualcomm, Inc.	16,577,652
			83,819,319

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Transportation: 1.6%
183,900		Expeditors International Washington, Inc.		$6,789,588
85,200		FedEx Corp.		7,957,680
26,800		Union Pacific Corp.		1,964,440
				16,711,708
		Total Common Stock
		(Cost $821,152,872)		1,016,448,174
SHORT-TERM INVESTMENTS: 1.4%
		Affiliated Mutual Fund: 0.1%
1,021,488		T. Rowe Price Reserve Investment Fund		1,021,488
		Total Mutual Fund
		(Cost $1,021,488)		1,021,488
		Securities Lending Collateral(cc): 1.3%
11,801,017		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		11,801,017
1,695,725	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,356,580
		Total Securities Lending Collateral
		(Cost $13,496,742)		13,157,597
		Total Short-Term Investments
		(Cost $14,518,230)		14,179,085
		Total Investments in Securities
		(Cost $835,671,102)*	101.1%	$1,030,627,259
		Other Assets and Liabilities - Net	(1.1)	(11,513,473)
		Net Assets	100.0%	$1,019,113,786

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $846,261,330.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$203,538,681
		Gross Unrealized Depreciation		(19,172,752)
		Net Unrealized Appreciation		$184,365,929

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Apparel	$17,150,926	$—	$—	$17,150,926
Auto Manufacturers	6,704,698	—	—	6,704,698
Banks	73,493,409	—	—	73,493,409
Beverages	8,977,912	—	—	8,977,912
Biotechnology	27,500,606	—	—	27,500,606
Chemicals	16,806,232	—	—	16,806,232
Commercial Services	55,759,551	—	—	55,759,551
Computers	93,014,348	—	—	93,014,348
Cosmetics/Personal Care	8,154,238	—	—	8,154,238
Distribution/Wholesale	7,308,877	—	—	7,308,877
Diversified Financial Services	55,238,062	—	—	55,238,062
Electronics	9,891,762	—	—	9,891,762
Engineering & Construction	4,931,744	—	—	4,931,744
Environmental Control	4,448,766	—	—	4,448,766
Healthcare - Products	17,098,917	—	—	17,098,917
Insurance	5,175,605	—	—	5,175,605
Internet	139,819,444	11,902,037	—	151,721,481
Leisure Time	2,185,056	—	—	2,185,056
Lodging	18,610,755	—	—	18,610,755
Machinery - Construction & Mining	4,870,062	—	—	4,870,062
Machinery - Diversified	8,898,666	—	—	8,898,666
Media	17,087,507	—	—	17,087,507
Metal Fabricate/Hardware	12,316,212	—	—	12,316,212
Mining	2,505,150	8,734,211	—	11,239,361
Miscellaneous Manufacturing	38,503,810	—	—	38,503,810
Oil & Gas	35,616,872	—	—	35,616,872
Oil & Gas Services	26,158,862	—	—	26,158,862
Pharmaceuticals	76,376,972	—	—	76,376,972
Retail	54,498,512	—	—	54,498,512
Semiconductors	28,103,192	2,706,168	—	30,809,360
Software	15,368,006	—	—	15,368,006
Telecommunications	83,819,319	—	—	83,819,319
Transportation	16,711,708	—	—	16,711,708
Total Common Stock	993,105,758	23,342,416	—	1,016,448,174
Short-Term Investments	11,801,017	1,021,488	1,356,580	14,179,085
Total Investments, at value	$1,004,906,775	$24,363,904	$1,356,580	$1,030,627,259

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,356,580	$—	$—	$—	$—	$—	$—	$—	$1,356,580
Total Investments, at value	$1,356,580	$—	$—	$—	$—	$—	$—	$—	$1,356,580

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 92.0%
		Austria: 0.7%
294,340		Telekom Austria AG	$4,115,493
			4,115,493
		Bermuda: 1.0%
69,340		PartnerRe Ltd.	5,527,785
			5,527,785
		Brazil: 2.6%
192,290		Empresa Brasileira de Aeronautica SA ADR	4,607,268
177,954		Petroleo Brasileiro SA ADR	7,917,173
89,400		Vale S.A. ADR	2,481,744
			15,006,185
		China: 2.6%
596,000		China Shenhua Energy Co. Ltd.	2,572,337
19,750,000		China Telecom Corp. Ltd.	9,714,845
4,810,000		Shanghai Electric Group Co. Ltd.	2,338,129
			14,625,311
		Denmark: 1.0%
106,160	@	Vestas Wind Systems A/S	5,775,574
			5,775,574
		France: 10.4%
70,360		Accor S.A.	3,893,454
349,211		AXA S.A.	7,747,236
89,040		Capgemini S.A.	4,377,799
84,770		Compagnie Generale des Etablissements Michelin	6,243,246
395,300		France Telecom S.A.	9,468,552
115,376		Gaz de France	4,460,091
134,388		Sanofi-Aventis	10,029,210
142,018		Total S.A.	8,242,477
170,420		Vivendi	4,557,149
			59,019,214
		Germany: 11.9%
128,190		Bayerische Motoren Werke AG	5,913,843
211,360		Celesio AG	6,755,209
348,460		Deutsche Post AG	6,035,258
214,192		E.ON AG	7,918,852
911,644	@	Infineon Technologies AG	6,313,582
58,900		MAN AG	4,926,675
61,210		Merck KGaA	4,962,611
37,550		Muenchener Rueckversicherungs AG	6,091,266
171,596		SAP AG	8,307,670
103,143		Siemens AG	10,305,795
			67,530,761
		Hong Kong: 3.1%
272,100		Cheung Kong Holdings Ltd. ADR	3,463,833
517,000		China Mobile Ltd.	4,971,698
368,000		Hutchison Whampoa Ltd.	2,687,620
537,500		Swire Pacific Ltd.	6,460,593
			17,583,744
		India: 4.0%
236,506		Housing Development Finance Corp.	14,303,149
193,940		ICICI Bank Ltd. ADR	8,281,238
			22,584,387
		Ireland: 0.5%
108,840		CRH PLC	2,719,578
			2,719,578
		Italy: 3.2%
342,887		ENI S.p.A.	8,042,867
1,212,217	@	Intesa Sanpaolo S.p.A.	4,514,401
1,913,467	@	UniCredito Italiano S.p.A.	5,641,983
			18,199,251
		Japan: 2.4%
86,400		Fuji Photo Film Co. Ltd.	2,976,102
1,029,600		Mitsubishi UFJ Financial Group, Inc.	5,396,806
15,400		Nintendo Co. Ltd.	5,164,599
			13,537,507
		Netherlands: 5.1%
40,210		Akzo Nobel NV	2,290,345
267,575		Koninklijke Philips Electronics NV	8,585,500
252,480		Royal Dutch Shell PLC - Class B	6,960,343
241,412		SBM Offshore NV	4,823,747
209,990		Unilever NV	6,352,822
			29,012,757
		Norway: 2.5%
240,580		Statoil ASA	5,598,144
633,880	@	Telenor ASA	8,602,681
			14,200,825

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Portugal: 1.0%
514,650		Portugal Telecom SGPS S.A.	$5,744,045
			5,744,045
		Singapore: 3.6%
1,022,500		DBS Group Holdings Ltd.	10,425,162
2,416,000		Singapore Telecommunications Ltd.	5,465,106
329,000		United Overseas Bank Ltd.	4,508,455
			20,398,723
		South Korea: 2.9%
128,998		KB Financial Group, Inc. ADR	6,186,744
28,783	@	Samsung Electronics Co. Ltd. GDR	10,404,568
			16,591,312
		Spain: 4.4%
437,443		Banco Santander Central Hispano S.A.	5,802,282
578,470		Iberdrola S.A.	4,898,318
119,831		Repsol YPF S.A.	2,838,605
470,570		Telefonica S.A.	11,149,988
			24,689,193
		Sweden: 2.3%
376,540		Atlas Copco AB - Class A	5,835,819
659,660		Telefonaktiebolaget LM Ericsson	6,917,206
			12,753,025
		Switzerland: 8.4%
114,489		Adecco S.A.	6,499,731
18,024		Lonza Group AG	1,472,303
232,830		Nestle S.A.	11,930,676
189,916		Novartis AG	10,273,307
38,300		Roche Holding AG - Genusschein	6,220,324
162,751		Swiss Reinsurance	7,985,451
204,402	@	UBS AG - Reg	3,325,192
			47,706,984
		Taiwan: 1.2%
1,822,251		Taiwan Semiconductor Manufacturing Co. Ltd.	3,531,051
327,516		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,435,643
			6,966,694
		United Kingdom: 17.2%
735,470		Aviva PLC	4,296,505
1,112,130		BAE Systems PLC	6,270,048
925,780		BP PLC	8,762,635
936,640	@	British Airways PLC	3,463,884
517,150		British Sky Broadcasting PLC	4,724,743
662,547		Burberry Group PLC	7,180,710
468,067		GlaxoSmithKline PLC	8,984,422
2,378,318		Hays PLC	3,917,490
714,000		HSBC Holdings PLC	7,254,241
1,416,255		Kingfisher PLC	4,611,219
720,260		Marks & Spencer Group PLC	4,047,929
286,860		Pearson PLC	4,497,133
217,027		Rexam PLC	964,714
629,810	@	Rolls-Royce Group PLC	5,702,182
265,208		Standard Chartered PLC	7,228,845
931,910		Tesco PLC	6,161,375
3,346,746		Vodafone Group PLC	7,740,735
77,306	@	Wolseley PLC	1,867,974
			97,676,784
		Total Common Stock
		(Cost $516,436,527)	521,965,132

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.8%
		U.S. Government Agency Obligations: 7.8%
$44,260,000	Z	Federal Home Loan Bank, 0.150%, due 04/01/10		$44,259,999
		Total Short-Term Investments
		(Cost $44,259,999)		44,259,999
		Total Investments in Securities
		(Cost $560,696,526)*	99.8%	$566,225,131
		Other Assets and Liabilities - Net	0.2	874,537
		Net Assets	100.0%	$567,099,668

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $563,535,252.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$52,013,514
		Gross Unrealized Depreciation		(49,323,635)
		Net Unrealized Appreciation		$2,689,879

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	2.9%
Airlines	0.6
Apparel	1.3
Auto Manufacturers	1.0
Auto Parts & Equipment	1.1
Banks	11.0
Building Materials	0.5
Chemicals	0.7
Coal	0.5
Commercial Services	1.8
Computers	0.8
Distribution/Wholesale	0.3
Diversified Financial Services	3.6
Electric	3.1
Electrical Components & Equipment	1.0
Electronics	1.5
Food	4.3
Holding Companies - Diversified	1.6
Insurance	5.6
Lodging	0.7
Machinery - Construction & Mining	1.0
Machinery - Diversified	1.3
Media	2.4
Mining	0.4
Miscellaneous Manufacturing	2.3
Oil & Gas	8.5
Oil & Gas Services	0.9
Packaging & Containers	0.2
Pharmaceuticals	8.3
Real Estate	0.6
Retail	1.5
Semiconductors	4.2
Software	1.5
Telecommunications	13.0
Toys/Games/Hobbies	0.9
Transportation	1.1
Short-Term Investments	7.8
Other Assets and Liabilities - Net	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Austria	$—	$4,115,493	$—	$4,115,493
Bermuda	5,527,785	—	—	5,527,785
Brazil	15,006,185	—	—	15,006,185
China	—	14,625,311	—	14,625,311
Denmark	—	5,775,574	—	5,775,574
France	—	59,019,214	—	59,019,214
Germany	—	67,530,761	—	67,530,761
Hong Kong	3,463,833	14,119,911	—	17,583,744
India	8,281,238	14,303,149	—	22,584,387
Ireland	—	2,719,578	—	2,719,578
Italy	—	18,199,251	—	18,199,251
Japan	—	13,537,507	—	13,537,507
Netherlands	—	29,012,757	—	29,012,757
Norway	—	14,200,825	—	14,200,825
Portugal	—	5,744,045	—	5,744,045
Singapore	—	20,398,723	—	20,398,723
South Korea	16,591,312	—	—	16,591,312
Spain	—	24,689,193	—	24,689,193
Sweden	—	12,753,025	—	12,753,025
Switzerland	—	47,706,984	—	47,706,984
Taiwan	3,435,643	3,531,051	—	6,966,694
United Kingdom	—	97,676,784	—	97,676,784
Total Common Stock	52,305,996	469,659,136	—	521,965,132
Short-Term Investments	—	44,259,999	—	44,259,999
Total Investments, at value	$52,305,996	$513,919,135	$—	$566,225,131

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 92.7%
		Aerospace/Defense: 4.4%
109,927		Boeing Co.	$7,981,799
73,900		Lockheed Martin Corp.	6,149,958
			14,131,757
		Banks: 8.6%
266,100		JPMorgan Chase & Co.	11,907,975
1,212,742		Mitsubishi UFJ Financial Group, Inc.	6,356,773
357,830		US Bancorp.	9,260,640
			27,525,388
		Biotechnology: 3.0%
211,240	@	Gilead Sciences, Inc.	9,607,195
			9,607,195
		Chemicals: 2.2%
98,100		Monsanto Co.	7,006,302
			7,006,302
		Computers: 5.5%
71,844	@	Computer Sciences Corp.	3,914,780
694,997	@	Dell, Inc.	10,431,905
247,452	@	NCR Corp.	3,414,838
			17,761,523
		Electric: 2.8%
112,073		Entergy Corp.	9,117,139
			9,117,139
		Electronics: 3.3%
206,944	@	Thermo Fisher Scientific, Inc.	10,645,199
			10,645,199
		Healthcare - Products: 4.1%
153,000	@	Inverness Medical Innovations, Inc.	5,959,350
131,275	@	Varian Medical Systems, Inc.	7,263,446
			13,222,796
		Healthcare - Services: 1.2%
101,881	@	Community Health Systems, Inc.	3,762,465
			3,762,465
		Insurance: 7.6%
185,827		ACE Ltd.	9,718,752
238,300		Hartford Financial Services Group, Inc.	6,772,486
152,638		Transatlantic Holdings, Inc.	8,059,286
			24,550,524
		Internet: 2.8%
15,650	@	Google, Inc. - Class A	8,873,707
			8,873,707
		Iron/Steel: 2.8%
139,257		United States Steel Corp.	8,845,605
			8,845,605
		Leisure Time: 1.1%
128,496	@, L	Life Time Fitness, Inc.	3,610,738
			3,610,738
		Media: 7.3%
614,228		Comcast Corp. – Special Class A	11,037,675
230,171	@	DirecTV	7,782,082
224,275	@	Dish Network Corp.	4,669,406
			23,489,163
		Oil & Gas: 13.3%
194,442		ConocoPhillips	9,949,597
183,400		ExxonMobil Corp.	12,284,132
316,435		Marathon Oil Corp.	10,012,003
362,900	@, L	SandRidge Energy, Inc.	2,794,330
88,500	@	Transocean Ltd.	7,644,630
			42,684,692
		Pharmaceuticals: 5.6%
307,600		Eli Lilly & Co.	11,141,272
42,100		Roche Holding AG - Genusschein	6,837,484
			17,978,756
		Retail: 0.4%
756,115	@	Rite Aid Corp.	1,134,173
			1,134,173
		Semiconductors: 1.4%
114,615	@	MEMC Electronic Materials, Inc.	1,757,048
343,638	@	ON Semiconductor Corp.	2,749,104
			4,506,152
		Software: 6.4%
113,371	@	Ansys, Inc.	4,890,825
14,942	@	Eclipsys Corp.	297,047
183,987	@	Fiserv, Inc.	9,339,180
200,474		Microsoft Corp.	5,867,874
			20,394,926

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunications: 8.9%
233,229	@	Amdocs Ltd.	$7,022,525
199,531		AT&T, Inc.	5,155,881
770,528		China Mobile Ltd.	7,409,734
137,258		Corning, Inc.	2,773,984
183,687	@, L	Leap Wireless International, Inc.	3,005,119
1,965,950	@	Level 3 Communications, Inc.	3,184,839
			28,552,082
		Total Common Stock
		(Cost $268,609,422)	297,400,282

Principal Amount			Value
CORPORATE BONDS/NOTES: 4.5%
		Commercial Services: 1.3%
$3,016,000		Hertz Global Holdings, Inc., 5.250%, due 06/01/14	$4,275,180
			4,275,180
		Diversified Financial Services: 1.0%
3,000,000	#	AngloGold Ashanti Holdings Finance PLC, 3.500%, due 05/22/14	3,337,500
			3,337,500
		Telecommunications: 2.2%
195,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	194,269
7,000,000		Level 3 Financing, Inc., 9.250%, due 11/01/14	6,860,000
			7,054,269
		Total Corporate Bonds/Notes
		(Cost $12,627,350)	14,666,949
		Total Long-Term Investments
		(Cost $281,236,772)	312,067,231

Shares				Value
SHORT-TERM INVESTMENTS: 6.9%
		Affiliated Mutual Fund: 4.3%
13,762,502		ING Institutional Prime Money Market Fund - Class I		$13,762,502
		Total Mutual Fund
		(Cost $13,762,502)		13,762,502
		Securities Lending Collateral(cc): 2.6%
7,924,127		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		7,924,127
539,803	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		431,842
		Total Securities Lending Collateral
		(Cost $8,463,930)		8,355,969
		Total Short-Term Investments
		(Cost $22,226,432)		22,118,471
		Total Investments in Securities
		(Cost $303,463,204)*	104.1%	$334,185,702
		Other Assets and Liabilities - Net	(4.1)	(13,268,140)
		Net Assets	100.0%	$320,917,562

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established  by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $312,583,010.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$36,187,164
		Gross Unrealized Depreciation		(14,584,472)
		Net Unrealized Appreciation		$21,602,692

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Aerospace/Defense	$14,131,757	$—	$—	$14,131,757
Banks	21,168,615	6,356,773	—	27,525,388
Biotechnology	9,607,195	—	—	9,607,195
Chemicals	7,006,302	—	—	7,006,302
Computers	17,761,523	—	—	17,761,523
Electric	9,117,139	—	—	9,117,139
Electronics	10,645,199	—	—	10,645,199
Healthcare - Products	13,222,796	—	—	13,222,796
Healthcare - Services	3,762,465	—	—	3,762,465
Insurance	24,550,524	—	—	24,550,524
Internet	8,873,707	—	—	8,873,707
Iron/Steel	8,845,605	—	—	8,845,605
Leisure Time	3,610,738	—	—	3,610,738
Media	23,489,163	—	—	23,489,163
Oil & Gas	42,684,692	—	—	42,684,692
Pharmaceuticals	11,141,272	6,837,484	—	17,978,756
Retail	1,134,173	—	—	1,134,173
Semiconductors	4,506,152	—	—	4,506,152
Software	20,394,926	—	—	20,394,926
Telecommunications	21,142,348	7,409,734	—	28,552,082
Total Common Stock	276,796,291	20,603,991	—	297,400,282
Corporate Bonds/Notes	—	14,666,949	—	14,666,949
Short-Term Investments	21,686,629	—	431,842	22,118,471
Total Investments, at value	$298,482,920	$35,270,940	$431,842	$334,185,702

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842
Total Investments, at value	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Advertising: 2.2%
235,200	@	Interpublic Group of Cos., Inc.	$1,956,864
53,300		Omnicom Group	2,068,573
			4,025,437
		Aerospace/Defense: 3.3%
55,000		General Dynamics Corp.	4,246,000
33,400		Raytheon Co.	1,907,808
			6,153,808
		Airlines: 1.0%
135,800		Southwest Airlines Co.	1,795,276
			1,795,276
		Auto Manufacturers: 1.8%
78,050		Paccar, Inc.	3,382,687
			3,382,687
		Auto Parts & Equipment: 1.1%
53,800	@	BorgWarner, Inc.	2,054,084
			2,054,084
		Banks: 9.5%
262,700		Bank of America Corp.	4,689,195
76,592		Bank of New York Mellon Corp.	2,365,161
125,700		JPMorgan Chase & Co.	5,625,075
157,000		Wells Fargo & Co.	4,885,840
			17,565,271
		Beverages: 2.1%
57,500		PepsiCo, Inc.	3,804,200
			3,804,200
		Biotechnology: 1.9%
35,700	@	Amgen, Inc.	2,133,432
25,400	@	Genzyme Corp.	1,316,482
			3,449,914
		Chemicals: 1.0%
25,400		Monsanto Co.	1,814,068
			1,814,068
		Coal: 0.8%
32,800		Peabody Energy Corp.	1,498,960
			1,498,960
		Commercial Services: 1.1%
21,100	@	Apollo Group, Inc. - Class A	1,293,219
37,900		H&R Block, Inc.	674,620
			1,967,839
		Computers: 5.5%
19,700	@	Apple, Inc.	4,628,121
72,800		Hewlett-Packard Co.	3,869,320
87,500	@	Seagate Technology, Inc.	1,597,750
			10,095,191
		Cosmetics/Personal Care: 3.4%
80,800		Avon Products, Inc.	2,736,696
54,800		Procter & Gamble Co.	3,467,196
			6,203,892
		Electric: 5.1%
92,900		American Electric Power Co., Inc.	3,175,322
215,300	@	Dynegy, Inc. - Class A	271,278
77,900		Exelon Corp.	3,412,799
50,000	L	FirstEnergy Corp.	1,954,500
35,300		Pepco Holdings, Inc.	605,395
			9,419,294
		Food: 1.0%
85,400		Kroger Co.	1,849,764
			1,849,764
		Healthcare - Products: 6.7%
132,100	@, L	Boston Scientific Corp.	953,762
91,500		Covidien PLC	4,600,620
56,500		Johnson & Johnson	3,683,800
69,500		Medtronic, Inc.	3,129,585
			12,367,767
		Healthcare - Services: 1.1%
64,500		UnitedHealth Group, Inc.	2,107,215
			2,107,215
		Household Products/Wares: 2.0%
74,500		Fortune Brands, Inc.	3,613,995
			3,613,995
		Insurance: 4.0%
29,000		ACE Ltd.	1,516,700
57,000		Aflac, Inc.	3,094,530
94,900		Principal Financial Group, Inc.	2,772,029
			7,383,259

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Leisure Time: 1.6%
74,000		Carnival Corp.		$2,877,120
				2,877,120
		Media: 4.9%
236,500		Comcast Corp. – Class A		4,450,930
67,800		Time Warner, Inc.		2,120,106
69,800	@	Viacom - Class B		2,399,724
				8,970,760
		Miscellaneous Manufacturing: 2.9%
69,700		Illinois Tool Works, Inc.		3,300,992
49,000		Pall Corp.		1,984,010
				5,285,002
		Oil & Gas: 9.8%
49,000		Chevron Corp.		3,715,670
14,600		EOG Resources, Inc.		1,356,924
76,000		ExxonMobil Corp.		5,090,480
35,900		Hess Corp.		2,245,545
62,500		Marathon Oil Corp.		1,977,500
32,000		Noble Corp.		1,338,240
51,100	@	Ultra Petroleum Corp.		2,382,793
				18,107,152
		Oil & Gas Services: 1.5%
58,900		Baker Hughes, Inc.		2,758,876
				2,758,876
		Packaging & Containers: 1.1%
40,100		Ball Corp.		2,140,538
				2,140,538
		Pharmaceuticals: 5.3%
44,600		Allergan, Inc.		2,913,272
75,000		Merck & Co., Inc.		2,801,250
239,900		Pfizer, Inc.		4,114,285
				9,828,807
		Retail: 1.4%
104,600		Lowe’s Cos., Inc.		2,535,504
				2,535,504
		Semiconductors: 3.6%
87,200		Applied Materials, Inc.		1,175,456
65,800		Broadcom Corp.		2,183,244
57,500		Intersil Corp.		848,700
81,500	@	Marvell Technology Group Ltd.		1,660,970
53,400		National Semiconductor Corp.		771,630
				6,640,000
		Software: 6.8%
83,300	@	Autodesk, Inc.		2,450,686
37,900	@	Intuit, Inc.		1,301,486
203,900		Microsoft Corp.		5,968,154
51,500	@	VMware, Inc.		2,744,950
				12,465,276
		Telecommunications: 2.9%
141,400		AT&T, Inc.		3,653,776
38,700		Qualcomm, Inc.		1,625,013
				5,278,789
		Transportation: 2.8%
39,800	L	FedEx Corp.		3,717,320
36,700		Ryder System, Inc.		1,422,492
				5,139,812
		Total Common Stock
		(Cost $154,882,874)		182,579,557
SHORT-TERM INVESTMENTS: 2.1%
		Affiliated Mutual Fund: 1.1%
2,099,698		ING Institutional Prime Money Market Fund - Class I		2,099,698
		Total Mutual Fund
		(Cost $2,099,699)		2,099,698
		Securities Lending Collateral(cc): 1.0%
1,108,332		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		1,108,332
818,750	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		655,000
		Total Securities Lending Collateral
		(Cost $1,927,082)		1,763,332
		Total Short-Term Investments
		(Cost $4,026,781)		3,863,030
		Total Investments in Securities
		(Cost $158,909,655)*	101.3%	$186,442,587
		Other Assets and Liabilities - Net	(1.3)	(2,471,581)
		Net Assets	100.0%	$183,971,006

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.

*	Cost for federal income tax purposes is $163,519,189.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$32,304,627
	Gross Unrealized Depreciation	(9,381,229)
	Net Unrealized Appreciation	$22,923,398

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$182,579,557	$—	$—	$182,579,557
Short-Term Investments	3,208,030	—	655,000	3,863,030
Total Investments, at value	$185,787,587	$—	$655,000	$186,442,587

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000
Total Investments, at value	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%
		Agriculture: 1.9%
127,916		Altria Group, Inc.	$2,624,836
65,843		Philip Morris International, Inc.	3,434,371
			6,059,207
		Banks: 13.0%
444,429		Bank of America Corp.	7,933,058
215,425		Bank of New York Mellon Corp.	6,652,324
710,900	@	Citigroup, Inc.	2,879,145
15,820		Goldman Sachs Group, Inc.	2,699,367
219,221		JPMorgan Chase & Co.	9,810,140
68,707		PNC Financial Services Group, Inc.	4,101,808
27,600		State Street Corp.	1,245,864
89,133		US Bancorp.	2,306,762
115,548		Wells Fargo & Co.	3,595,854
			41,224,322
		Beverages: 1.4%
60,927		Coca-Cola Co.	3,350,985
14,400		PepsiCo, Inc.	952,704
			4,303,689
		Chemicals: 0.7%
57,030		EI Du Pont de Nemours & Co.	2,123,797
			2,123,797
		Commercial Services: 0.3%
49,400		Western Union Co.	837,824
			837,824
		Computers: 2.6%
41,060		Accenture PLC	1,722,467
192,240	@	Dell, Inc.	2,885,522
64,957		Hewlett-Packard Co.	3,452,465
			8,060,454
		Cosmetics/Personal Care: 0.5%
22,700		Procter & Gamble Co.	1,436,229
			1,436,229
		Electrical Components & Equipment: 0.7%
42,720		Emerson Electric Co.	2,150,525
			2,150,525
		Food: 3.7%
220,307		Kraft Foods, Inc.	6,662,084
171,110		Unilever NV ADR	5,160,678
			11,822,762
		Forest Products & Paper: 2.4%
311,486		International Paper Co.	7,665,670
			7,665,670
		Gas: 0.4%
24,200		Sempra Energy	1,207,580
			1,207,580
		Healthcare - Products: 0.4%
158,901	@, L	Boston Scientific Corp.	1,147,265
			1,147,265
		Healthcare - Services: 1.6%
76,350		UnitedHealth Group, Inc.	2,494,355
37,698	@	WellPoint, Inc.	2,426,997
			4,921,352
		Insurance: 11.3%
30,687		Aflac, Inc.	1,665,997
41,900		Berkshire Hathaway, Inc. - Class B	3,405,213
312,022		Chubb Corp.	16,178,341
103,709		Metlife, Inc.	4,494,748
2,100		Primerica, Inc.	31,500
53,119		Torchmark Corp.	2,842,398
132,559		Travelers Cos., Inc.	7,150,232
			35,768,429
		Internet: 4.2%
338,779	@	eBay, Inc.	9,130,094
257,314	@	Yahoo!, Inc.	4,253,400
			13,383,494
		Media: 13.6%
709,436		Comcast Corp. – Class A	13,351,587
105,590	@	DirecTV	3,569,998
289,838	L	News Corp. - Class B	4,930,144
81,658		Time Warner Cable, Inc.	4,353,188
143,622		Time Warner, Inc.	4,491,060
362,404	@	Viacom - Class B	12,459,450
			43,155,427

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Mining: 0.8%
174,095		Alcoa, Inc.		$2,479,113
				2,479,113
		Miscellaneous Manufacturing: 3.1%
247,705		General Electric Co.		4,508,231
55,400		Honeywell International, Inc.		2,507,958
83,500		Ingersoll-Rand PLC		2,911,645
				9,927,834
		Oil & Gas: 5.6%
41,209		BP PLC ADR		2,351,798
73,611		Chevron Corp.		5,581,922
83,809		ConocoPhillips		4,288,507
53,800		Royal Dutch Shell PLC ADR - Class A		3,112,868
41,999		Total SA ADR		2,436,782
				17,771,877
		Oil & Gas Services: 1.7%
172,969		Halliburton Co.		5,211,556
				5,211,556
		Pharmaceuticals: 11.6%
42,038		Abbott Laboratories		2,214,562
283,700		Bristol-Myers Squibb Co.		7,574,790
155,460		Cardinal Health, Inc.		5,601,224
95,637		Eli Lilly & Co.		3,463,972
39,027		GlaxoSmithKline PLC ADR		1,503,320
166,113		Merck & Co., Inc.		6,204,321
465,943		Pfizer, Inc.		7,990,922
56,260		Roche Holding AG ADR		2,279,655
				36,832,766
		Retail: 7.2%
108,472		CVS Caremark Corp.		3,965,736
108,690		Home Depot, Inc.		3,516,122
72,297		JC Penney Co., Inc.		2,325,794
126,126		Lowe’s Cos., Inc.		3,057,294
73,277		Macy’s, Inc.		1,595,240
21,184		Target Corp.		1,114,278
129,844		Wal-Mart Stores, Inc.		7,219,326
				22,793,790
		Semiconductors: 2.0%
210,174		Intel Corp.		4,678,473
56,272		KLA-Tencor Corp.		1,739,930
				6,418,403
		Software: 0.3%
36,641		Microsoft Corp.		1,072,482
				1,072,482
		Telecommunications: 5.1%
157,435		AT&T, Inc.		4,068,120
134,536	@	Cisco Systems, Inc.		3,501,972
194,913		Verizon Communications, Inc.		6,046,201
105,500		Vodafone Group PLC ADR		2,457,095
				16,073,388
		Total Common Stock
		(Cost $250,785,772)		303,849,235
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateral(cc): 2.0%
5,665,325		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		5,665,325
966,595	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		773,276
		Total Short-Term Investments
		(Cost $6,631,920)		6,438,601
		Total Investments in Securities
		(Cost $257,417,692)*	98.1%	$310,287,836
		Other Assets and Liabilities - Net	1.9	6,023,776
		Net Assets	100.0%	$316,311,612

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $297,375,291.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$56,558,493
		Gross Unrealized Depreciation		(43,645,948)
		Net Unrealized Appreciation		$12,912,545

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$303,849,235	$—	$—	$303,849,235
Short-Term Investments	5,665,325	—	773,276	6,438,601
Total Investments, at value	$309,514,560	$—	$773,276	$310,287,836

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276
Total Investments, at value	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 64.7%
		Aerospace/Defense: 0.4%
39,000		General Dynamics Corp.	$3,010,800
			3,010,800
		Auto Manufacturers: 0.4%
247,400	@	Ford Motor Co.	3,109,818
			3,109,818
		Banks: 9.8%
804,300		Bank of America Corp.	14,356,755
165,400		BB&T Corp.	5,357,306
1,191,400	@	Citigroup, Inc.	4,825,170
298,900		Fifth Third Bancorp.	4,062,051
3,958	@	First Horizon National Corp.	55,610
628,003	S	JPMorgan Chase & Co.	28,103,134
186,329		PNC Financial Services Group, Inc.	11,123,841
83,800		State Street Corp.	3,782,732
118,000		US Bancorp.	3,053,840
214,900		Wells Fargo & Co.	6,687,688
			81,408,127
		Beverages: 0.5%
75,960		Coca-Cola Co.	4,177,800
			4,177,800
		Biotechnology: 0.3%
46,600	@	Genzyme Corp.	2,415,278
			2,415,278
		Chemicals: 2.0%
108,470	S	Bayer AG ADR	7,337,996
213,200		Dow Chemical Co.	6,304,324
42,700		PPG Industries, Inc.	2,792,580
			16,434,900
		Commercial Services: 0.9%
62,644		Manpower, Inc.	3,578,225
97,000		Robert Half International, Inc.	2,951,710
47,952		Western Union Co.	813,266
			7,343,201
		Computers: 1.9%
310,836	@	Dell, Inc.	4,665,648
207,486		Hewlett-Packard Co.	11,027,881
			15,693,529
		Cosmetics/Personal Care: 0.3%
42,750		Estee Lauder Cos., Inc.	2,773,193
			2,773,193
		Diversified Financial Services: 0.9%
413,605		Charles Schwab Corp.	7,730,277
			7,730,277
		Electric: 2.7%
323,778		American Electric Power Co., Inc.	11,066,732
71,000		Edison International	2,426,070
53,862		Entergy Corp.	4,381,674
115,660		FirstEnergy Corp.	4,521,149
			22,395,625
		Electronics: 0.1%
33,100	@	Agilent Technologies, Inc.	1,138,309
			1,138,309
		Food: 2.6%
392,700		Kraft Foods, Inc.	11,875,248
201,300		Sysco Corp.	5,938,350
128,560		Unilever NV ADR	3,877,370
			21,690,968
		Healthcare - Products: 0.9%
157,140		Covidien PLC	7,900,999
			7,900,999
		Healthcare - Services: 0.9%
232,700		UnitedHealth Group, Inc.	7,602,309
			7,602,309
		Home Furnishings: 0.8%
185,100		Sony Corp. ADR	7,093,032
			7,093,032
		Household Products/Wares: 0.4%
89,900		Avery Dennison Corp.	3,273,259
			3,273,259
		Insurance: 3.4%
119,232		Chubb Corp.	6,182,179
698,188	S	Marsh & McLennan Cos., Inc.	17,049,751
3,600		Primerica, Inc.	54,000
56,300		Principal Financial Group, Inc.	1,644,523

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
59,637		Travelers Cos., Inc.	$3,216,820
			28,147,273
		Internet: 2.1%
480,160	@	eBay, Inc.	12,940,312
9,481	@	Symantec Corp.	160,419
250,300	@	Yahoo!, Inc.	4,137,459
			17,238,190
		Leisure Time: 0.4%
110,351		Harley-Davidson, Inc.	3,097,553
			3,097,553
		Media: 4.8%
446,254		Comcast Corp. — Class A	8,398,500
117,978		Time Warner Cable, Inc.	6,289,407
324,078		Time Warner, Inc.	10,133,919
449,842	@	Viacom - Class B	15,465,568
			40,287,394
		Mining: 0.8%
49,900		Freeport-McMoRan Copper & Gold, Inc.	4,168,646
46,880		Newmont Mining Corp.	2,387,598
			6,556,244
		Miscellaneous Manufacturing: 5.2%
151,000		Dover Corp.	7,059,250
1,003,100		General Electric Co.	18,256,408
112,283		Ingersoll-Rand PLC	3,915,308
57,940		Siemens AG ADR	5,792,262
208,040		Tyco International Ltd.	7,957,530
			42,980,758
		Oil & Gas: 7.6%
179,600		Anadarko Petroleum Corp.	13,080,268
97,260		BP PLC ADR	5,550,628
85,860		ConocoPhillips	4,393,456
78,350		Devon Energy Corp.	5,048,091
105,770		ExxonMobil Corp.	7,084,475
82,600		Hess Corp.	5,166,630
151,820		Occidental Petroleum Corp.	12,834,863
172,950		Royal Dutch Shell PLC ADR - Class A	10,006,887
			63,165,298
		Oil & Gas Services: 1.1%
106,470		Schlumberger Ltd.	6,756,586
62,500		Smith International, Inc.	2,676,250
			9,432,836
		Pharmaceuticals: 4.9%
79,780		Abbott Laboratories	4,202,810
372,540		Bristol-Myers Squibb Co.	9,946,818
101,420		Cardinal Health, Inc.	3,654,163
229,110		Merck & Co., Inc.	8,557,259
481,200		Pfizer, Inc.	8,252,580
147,740		Roche Holding AG ADR	5,986,425
			40,600,055
		Retail: 3.7%
186,800		Gap, Inc.	4,316,948
315,954		Home Depot, Inc.	10,221,112
143,400		Walgreen Co.	5,318,706
204,200		Wal-Mart Stores, Inc.	11,353,520
			31,210,286
		Semiconductors: 1.2%
293,757		Intel Corp.	6,539,031
88,440	@	Lam Research Corp.	3,300,581
			9,839,612
		Telecommunications: 2.8%
105,600	@	Amdocs Ltd.	3,179,616
321,080	@	Cisco Systems, Inc.	8,357,712
169,981		Verizon Communications, Inc.	5,272,811
294,500		Vodafone Group PLC ADR	6,858,905
			23,669,044
		Textiles: 0.4%
111,900		Cintas Corp.	3,143,271
			3,143,271
		Transportation: 0.5%
48,900		FedEx Corp.	4,567,260
			4,567,260
		Total Common Stock
		(Cost $456,495,535)	539,126,498
PREFERRED STOCK: 2.0%
		Agriculture: 0.2%
47,700		Archer-Daniels-Midland Co.	1,949,499
			1,949,499
		Banks: 0.4%
35,144		Keycorp	3,326,380
			3,326,380

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 0.2%
35,000	P	Omnicare, Inc.	$1,452,500
			1,452,500
		Electric: 0.3%
80,407	@, P	CenterPoint Energy, Inc.	2,271,498
			2,271,498
		Healthcare - Services: 0.2%
2,600		Healthsouth Corp.	2,246,400
			2,246,400
		Household Products/Wares: 0.2%
42,925		Avery Dennison Corp.	1,704,123
			1,704,123
		Pipelines: 0.5%
107,000	P	El Paso Energy Capital Trust I	3,971,840
			3,971,840
		Total Preferred Stock
		(Cost $17,231,091)	16,922,240

Principal Amount			Value
CONVERTIBLE BONDS: 1.5%
		Banks: 0.5%
$4,011,000	#	Goldman Sachs Group, Inc., 1.000%, due 03/15/17	$3,961,439
			3,961,439
		Lodging: 0.2%
1,326,000	#	Gaylord Entertainment Co., 3.750%, due 10/01/14	1,660,815
			1,660,815
		Pharmaceuticals: 0.2%
1,835,000	#	Endo Pharmaceuticals Holdings, Inc., 1.750%, due 04/15/15	1,839,588
			1,839,588
		Semiconductors: 0.4%
3,376,000		Micron Technology, Inc., 1.875%, due 06/01/14	3,245,180
			3,245,180
		Telecommunications: 0.2%
1,634,000		Ciena Corp., 0.250%, due 05/01/13	1,364,390
			1,364,390
		Total Convertible Bonds
		(Cost $11,839,652)	12,071,412
CORPORATE BONDS/NOTES: 20.3%
		Advertising: 0.5%
2,333,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	2,440,901
1,065,000		Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	1,136,888
200,000		WPP Finance UK, 8.000%, due 09/15/14	230,016
			3,807,805
		Agriculture: 0.1%
220,000		Altria Group, Inc., 9.250%, due 08/06/19	267,767
210,000	#	BAT International Finance PLC, 9.500%, due 11/15/18	272,381
125,000		Bunge Ltd. Finance Corp., 8.500%, due 06/15/19	145,553
285,000		Philip Morris International, Inc., 5.650%, due 05/16/18	307,353
			993,054
		Auto Manufacturers: 1.0%
325,000		Daimler Finance NA, LLC, 7.750%, due 01/18/11	341,974
4,212,000		Ford Motor Co., 4.250%, due 11/15/16	6,323,265
1,166,000		Navistar International Corp., 3.000%, due 10/15/14	1,305,920
			7,971,159
		Auto Parts & Equipment: 0.3%
2,235,000		BorgWarner, Inc., 3.500%, due 04/15/12	2,933,438
			2,933,438
		Banks: 1.7%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	288,664
950,000		Bank of America Corp., 5.650%, due 05/01/18	962,632
400,000		Bank of America Corp., 5.750%, due 12/01/17	410,742
525,000		Barclays Bank PLC, 6.750%, due 05/22/19	581,807
225,000		BB&T Corp., 6.850%, due 04/30/19	256,243
1,500,000		Citibank NA, 1.750%, due 12/28/12	1,505,264
575,000		Citigroup, Inc., 6.125%, due 11/21/17	592,382
545,000		Citigroup, Inc., 6.125%, due 05/15/18	557,760
345,000		Citigroup, Inc., 8.500%, due 05/22/19	403,339
385,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	387,664
130,000		Credit Suisse AG, 5.400%, due 01/14/20	131,263
95,000		Credit Suisse New York, 6.000%, due 02/15/18	100,742
185,000		Credit Suisse/New York NY, 5.300%, due 08/13/19	190,056
100,000		Export-Import Bank of Korea, 4.125%, due 09/09/15	100,432
700,000		General Motors Acceptance Corp., 2.200%, due 12/19/12	710,870
850,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	900,789
345,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	345,639
465,000	#	HBOS PLC, 6.750%, due 05/21/18	427,889
775,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	842,736
220,000		Korea Development Bank, 4.375%, due 08/10/15	223,554
165,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	161,284

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$395,000	#	National Australia Bank Ltd., 3.750%, due 03/02/15	$397,014
290,000	#	Nordea Bank AB, 4.875%, due 01/27/20	288,128
360,000		PNC Funding Corp., 5.125%, due 02/08/20	363,339
225,000		PNC Funding Corp., 6.700%, due 06/10/19	251,857
590,000	#	Rabobank, 4.750%, due 01/15/20	590,508
495,000		Royal Bank of Scotland PLC, 4.875%, due 03/16/15	495,416
280,000	#	Svenska Handelsbanken AB, 5.125%, due 03/30/20	280,583
305,000		UBS AG, 5.875%, due 12/20/17	316,365
935,000		Wells Fargo & Co., 5.625%, due 12/11/17	993,459
290,000		Westpac Banking Corp., 4.200%, due 02/27/15	298,848
			14,357,268
		Beverages: 0.1%
300,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	343,977
415,000	#	FBG Finance Ltd., 5.125%, due 06/15/15	437,962
			781,939
		Biotechnology: 1.9%
8,557,000		Amgen, Inc., 0.375%, due 02/01/13	8,717,444
2,229,000		Amylin Pharmaceuticals, Inc., 3.000%, due 06/15/14	1,997,741
255,000		Biogen Idec, Inc., 6.875%, due 03/01/18	279,897
2,550,000		Life Technologies Corp., 1.500%, due 02/15/24	3,002,625
1,315,000		Life Technologies Corp., 3.250%, due 06/15/25	1,550,056
			15,547,763
		Building Materials: 0.0%
120,000	#	Holcim US Finance Sarl & Cie SCS, 6.000%, due 12/30/19	124,849
			124,849
		Chemicals: 0.0%
305,000	#	Mosaic Co., 7.625%, due 12/01/16	334,695
50,000		Potash Corp. of Saskatchewan, 5.875%, due 12/01/36	49,222
			383,917
		Coal: 0.4%
3,295,000		Massey Energy Co., 3.250%, due 08/01/15	3,212,625
			3,212,625
		Computers: 1.0%
1,264,000		Cadence Design Systems, Inc., 1.375%, due 12/15/11	1,210,280
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	937,750
247,000		International Business Machines Corp., 5.600%, due 11/30/39	250,028
6,649,000		SanDisk Corp., 1.000%, due 05/15/13	5,776,319
			8,174,377
		Diversified Financial Services: 2.8%
2,419,000		Affiliated Managers Group, Inc., 3.950%, due 08/15/38	2,400,858
635,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	654,154
665,000		American Express Co., 8.125%, due 05/20/19	806,797
110,000		Ameriprise Financial, Inc., 5.300%, due 03/15/20	111,494
260,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	300,938
540,000		Capital One Bank USA NA, 8.800%, due 07/15/19	653,539
4,200,000		Citigroup Funding, Inc., 2.250%, due 12/10/12	4,270,934
190,000		Credit Suisse First Boston USA, Inc., 5.125%, due 08/15/15	203,713
375,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	346,196
4,950,000		General Electric Capital Corp., 2.625%, due 12/28/12	5,086,541
130,000		General Electric Capital Corp., 5.500%, due 01/08/20	132,884
995,000		General Electric Capital Corp., 5.625%, due 05/01/18	1,041,471
160,000		General Electric Capital Corp., 5.875%, due 01/14/38	152,626
500,000		General Electric Capital Corp., 6.000%, due 08/07/19	529,282
385,000	#	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	384,996
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	159,656
645,000		HSBC Finance Corp., 6.750%, due 05/15/11	678,147
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	50,993
285,000		Janus Capital Group, Inc., 3.250%, due 07/15/14	361,238
1,522,000		Jefferies Group, Inc., 3.875%, due 11/01/29	1,520,098
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	76,188
430,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	464,118
2,067,000		NASDAQ OMX Group, Inc., 2.500%, due 08/15/13	1,999,823
285,000		NASDAQ OMX Group, Inc., 5.550%, due 01/15/20	283,954
125,000	#	Nissan Motor Acceptance Corp., 4.500%, due 01/30/15	125,449
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	696,938
			23,493,025
		Electric: 0.5%
110,000		Consumers Energy Co., 4.000%, due 05/15/10	110,433
425,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	420,814
375,000		FirstEnergy Solutions Corp., 6.050%, due 08/15/21	376,249
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	171,135
225,000		Nisource Finance Corp., 6.125%, due 03/01/22	235,248
250,000		Nisource Finance Corp., 6.800%, due 01/15/19	272,233
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,458,818
130,000		PPL Energy Supply LLC, 6.500%, due 05/01/18	138,740
200,000		PPL Energy Supply, LLC, 6.300%, due 07/15/13	219,421
415,000		Progress Energy, Inc., 7.050%, due 03/15/19	469,075
			3,872,166
		Electronics: 0.0%
185,000		Agilent Technologies, Inc., 5.500%, due 09/14/15	198,546
155,000		Amphenol Corp., 4.750%, due 11/15/14	159,611
			358,157

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Entertainment: 0.6%
$3,949,000	#	International Game Technology, 3.250%, due 05/01/14	$4,714,119
			4,714,119
		Environmental Control: 0.0%
210,000	#	Republic Services, Inc., 5.500%, due 09/15/19	215,465
			215,465
		Food: 0.2%
155,000		ConAgra Foods, Inc., 7.000%, due 10/01/28	169,519
190,000		ConAgra Foods, Inc., 8.250%, due 09/15/30	233,634
135,000		Delhaize America, Inc., 9.000%, due 04/15/31	172,192
235,000		Delhaize Group, 5.875%, due 02/01/14	257,182
170,000		Kraft Foods, Inc., 5.375%, due 02/10/20	173,109
100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	108,532
355,000		Kraft Foods, Inc., 6.875%, due 01/26/39	385,683
170,000		Kraft Foods, Inc., 7.000%, due 08/11/37	187,187
			1,687,038
		Healthcare - Products: 0.1%
1,282,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	1,139,378
			1,139,378
		Healthcare - Services: 0.4%
2,544,000		LifePoint Hospitals, Inc., 3.500%, due 05/15/14	2,550,360
305,000		Quest Diagnostics, 4.750%, due 01/30/20	298,959
265,000		UnitedHealth Group, Inc., 6.000%, due 02/15/18	283,385
315,000		Wellpoint, Inc., 7.000%, due 02/15/19	357,807
			3,490,511
		Insurance: 0.3%
300,000		Aegon NV, 4.625%, due 12/01/15	303,030
195,000		Allstate Corp., 7.450%, due 05/16/19	229,215
295,000	#	Catlin Insurance Co. Ltd., 7.249%, due 12/31/49	262,550
60,000		Metlife, Inc., 7.717%, due 02/15/19	70,175
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	265,310
225,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	220,019
205,000		Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	220,628
190,000		Principal Financial Group, Inc., 8.875%, due 05/15/19	228,534
320,000		Prudential Financial, Inc., 4.750%, due 09/17/15	329,759
85,000		Prudential Financial, Inc., 7.375%, due 06/15/19	97,644
210,000		Reinsurance Group of America, Inc., 6.450%, due 11/15/19	219,829
			2,446,693
		Internet: 0.5%
2,263,000		Symantec Corp., 0.750%, due 06/15/11	2,362,006
1,340,000		Symantec Corp., 1.000%, due 06/15/13	1,430,450
			3,792,456
		Iron/Steel: 0.5%
2,084,000		Allegheny Technologies, Inc., 4.250%, due 06/01/14	3,060,875
560,000		ArcelorMittal, 9.850%, due 06/01/19	712,900
			3,773,775
		Media: 1.4%
125,000		Comcast Corp., 5.150%, due 03/01/20	126,366
550,000		Comcast Corp., 5.700%, due 05/15/18	584,108
190,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	238,375
350,000	#	DirecTV Holdings, LLC, 5.875%, due 10/01/19	364,903
1,862,000	#	Liberty Global, Inc., 4.500%, due 11/15/16	2,401,980
3,965,100		Liberty Media Corp., 3.125%, due 03/30/23	4,227,788
370,000		News America, Inc., 7.850%, due 03/01/39	440,499
1,615,000		Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,538,288
80,000		Time Warner Cable, Inc., 6.750%, due 06/15/39	84,195
120,000		Time Warner Cable, Inc., 8.250%, due 04/01/19	145,450
310,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	385,077
160,000		Time Warner, Inc., 5.875%, due 11/15/16	175,047
235,000		Time Warner, Inc., 7.700%, due 05/01/32	272,000
275,000		Viacom, Inc., 6.875%, due 04/30/36	292,459
175,000	#	Vivendi, 6.625%, due 04/04/18	189,856
			11,466,391
		Mining: 0.1%
200,000	#	Anglo American PLC, 9.375%, due 04/08/19	255,153
85,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	94,689
75,000		Newmont Mining Corp., 5.125%, due 10/01/19	75,588
335,000		Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	430,656
220,000		Vale Overseas Ltd., 5.625%, due 09/15/19	228,280
70,000		Vale Overseas Ltd., 6.875%, due 11/10/39	72,880
			1,157,246
		Miscellaneous Manufacturing: 0.7%
4,494,000		3M Co., 0.350%, due 11/21/32	4,151,333
285,000		Cooper Industries, Inc., 5.250%, due 11/15/12	309,315
285,000		General Electric Co., 5.250%, due 12/06/17	299,393
616,000		Textron, Inc., 4.500%, due 05/01/13	1,071,840
			5,831,881
		Office/Business Equipment: 0.0%
60,000		Xerox Corp., 5.625%, due 12/15/19	61,788
165,000		Xerox Corp., 6.350%, due 05/15/18	179,025
			240,813

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas: 0.1%
$250,000		Hess Corp., 6.000%, due 01/15/40	$247,724
270,000		Petrobras International Finance Co., 5.750%, due 01/20/20	277,963
280,000		Questar Market Resources, Inc., 6.800%, due 04/01/18	306,957
			832,644
		Oil & Gas Services: 0.2%
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, due 12/15/25	1,405,331
470,000		Weatherford International Ltd., 9.625%, due 03/01/19	595,664
			2,000,995
		Pharmaceuticals: 2.1%
2,079,000		Allergan, Inc., 1.500%, due 04/01/26	2,385,653
155,000		AmerisourceBergen Corp., 4.875%, due 11/15/19	154,640
2,743,000		Cephalon, Inc., 2.500%, due 05/01/14	3,181,880
80,000		GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	88,539
2,215,000		King Pharmaceuticals, Inc., 1.250%, due 04/01/26	2,046,106
385,000		Medco Health Solutions, Inc., 7.125%, due 03/15/18	439,621
3,400,000		Mylan, Inc., 1.250%, due 03/15/12	3,791,000
5,383,000		Omnicare, Inc., 3.250%, due 12/15/35	4,582,279
885,000		Pfizer, Inc., 6.200%, due 03/15/19	1,001,336
			17,671,054
		Pipelines: 0.3%
135,000		CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	131,696
90,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	103,125
275,000		Energy Transfer Partners, 8.500%, due 04/15/14	320,193
145,000		Enterprise Products Operating L.P., 5.250%, due 01/31/20	146,596
300,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	332,081
555,000		Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	596,201
240,000		Plains All American Pipeline LP, 6.700%, due 05/15/36	247,353
215,000		Plains All American Pipeline LP, 8.750%, due 05/01/19	262,722
165,000		Spectra Energy Capital, LLC, 7.500%, due 09/15/38	187,681
215,000		Texas Eastern Transmission LP, 7.000%, due 07/15/32	241,346
			2,568,994
		Real Estate: 0.2%
210,000		AvalonBay Communities, Inc., 6.100%, due 03/15/20	223,640
250,000		Boston Properties, Inc., 5.875%, due 10/15/19	259,999
240,000		Brookfield Asset Management, Inc., 7.125%, due 06/15/12	256,668
135,000		Simon Property Group L.P., 5.650%, due 02/01/20	131,956
275,000		Simon Property Group, Inc., 6.750%, due 05/15/14	301,139
300,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	320,686
			1,494,088
		Retail: 0.2%
69,230	#	CVS Lease Pass-through, 8.353%, due 07/10/31	80,616
405,423		CVS Pass-Through Trust, 6.036%, due 12/10/28	402,094
290,000		Home Depot, Inc., 5.875%, due 12/16/36	282,355
260,000		Kohl’s Corp., 6.875%, due 12/15/37	290,699
220,000		Yum! Brands, Inc., 5.300%, due 09/15/19	225,661
115,000		Yum! Brands, Inc., 6.250%, due 03/15/18	126,276
			1,407,701
		Savings & Loans: 0.1%
570,000	#	Nationwide Building Society, 6.250%, due 02/25/20	582,255
			582,255
		Semiconductors: 0.7%
205,000		Kla-Tencor Corp., 6.900%, due 05/01/18	222,725
1,927,000	#	Linear Technology Corp., 3.000%, due 05/01/27	1,883,643
716,000		Linear Technology Corp., 3.000%, due 05/01/27	699,890
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,047,920
764,000		Xilinx, Inc., 3.125%, due 03/15/37	708,610
			5,562,788
		Telecommunications: 1.3%
90,000		AT&T Corp., 8.000%, due 11/15/31	109,726
270,000		AT&T, Inc., 6.150%, due 09/15/34	267,561
510,000		AT&T, Inc., 6.300%, due 01/15/38	519,245
70,000		Cisco Systems, Inc., 5.900%, due 02/15/39	71,315
115,000		Corning, Inc., 6.625%, due 05/15/19	127,776
165,000		Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	211,880
2,000,000	#	JDS Uniphase Corp., 1.000%, due 05/15/26	1,817,500
4,825,000		Lucent Technologies, Inc., 2.875%, due 06/15/25	4,203,781
1,486,000		SBA Communications Corp., 1.875%, due 05/01/13	1,578,875
435,000		Telecom Italia Capital S.A., 6.999%, due 06/04/18	471,187
205,000		Telecom Italia Capital S.A., 7.175%, due 06/18/19	221,695
550,000		Telefonica Europe BV, 8.250%, due 09/15/30	676,530
315,000		Verizon Communications, Inc., 6.350%, due 04/01/19	349,375
280,000		Verizon Communications, Inc., 8.950%, due 03/01/39	380,887
			11,007,333
		Transportation: 0.0%
105,000		CSX Corp., 6.150%, due 05/01/37	106,174
170,000		Union Pacific Corp., 6.125%, due 02/15/20	184,523
			290,697
		Total Corporate Bonds/Notes
		(Cost $156,784,620)	169,385,857

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.8%
		Federal Home Loan Mortgage Corporation##: 0.1%
$550,000		3.000%, due 07/28/14	$562,749
			562,749
		Federal National Mortgage Association##: 0.7%
2,130,000		4.375%, due 10/15/15	2,275,479
2,400,000		4.875%, due 06/13/18	2,572,582
915,000		6.625%, due 11/15/30	1,096,779
			5,944,840
		Total U.S. Government Agency Obligations
		(Cost $6,531,266)	6,507,589
U.S. TREASURY OBLIGATIONS: 6.3%
		U.S. Treasury Notes: 6.3%
8,000,000		0.750%, due 11/30/11	7,991,568
2,310,000		1.750%, due 08/15/12-03/31/14	2,328,151
1,500,000		1.875%, due 04/30/14	1,482,306
500,000		2.250%, due 01/31/15	494,727
9,310,000		2.375%, due 10/31/14	9,300,550
12,600,000		2.625%, due 06/30/14-12/31/14	12,714,849
10,000,000		2.750%, due 10/31/13	10,292,970
1,500,000		3.250%, due 03/31/17	1,496,959
3,770,000		3.500%, due 02/15/39	3,051,936
580,000		3.625%, due 08/15/19	573,113
5,000		4.125%, due 08/31/12	5,345
2,600,000		4.375%, due 11/15/39	2,459,439
230,000		6.875%, due 08/15/25	294,005
		Total U.S. Treasury Obligations
		(Cost $52,385,390)	52,485,918
ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.1%
276,274	#	ARI Fleet Lease Trust, 1.680%, due 08/15/18	276,352
275,000	#	Chesapeake Funding, LLC, 2.230%, due 12/15/20	276,659
141,996		Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	142,195
216,799		Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	218,801
		Total Asset-Backed Securities
		(Cost $911,983)	914,007
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.790%, due 10/20/14	350,239
		Total Collateralized Mortgage Obligations
		(Cost $350,000)	350,239
MUNICIPAL BONDS: 0.2%
		California: 0.0%
350,000		State of California, 5.950%, due 04/01/16	363,986
			363,986
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, due 04/01/57	173,747
325,000		Municipal Electric Authority of Georgia, 6.655%, due 04/01/57	323,440
			497,187
		Illinois: 0.1%
260,000		Chicago Transit Authority, 6.200%, due 12/01/40	257,696
190,000		Illinois State Toll Highway Authority, 6.184%, due 01/01/34	192,445
			450,141
		New York: 0.0%
240,000		City of New York, 5.968%, due 03/01/36	235,145
			235,145
		Total Municipal Bonds
		(Cost $1,545,646)	1,546,459
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
960,000		Federative Republic of Brazil, 6.000%, due 01/17/17	1,047,840
395,000		Republic of Italy, 6.875%, due 09/27/23	454,037
100,000		Republic of Peru, 7.125%, due 03/30/19	116,350
		Total Other Bonds
		(Cost $1,518,590)	1,618,227
		Total Long-Term Investments
		(Cost $705,593,773)	800,928,446

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.2%
		U.S. Treasury Bills: 1.2%
$7,000,000		0.130%, due 05/20/10		$6,998,732
3,000,000		0.190%, due 09/02/10		2,997,498
		Total Short-Term Investments
		(Cost $9,996,230)		9,996,230
		Total Investments in Securities
		(Cost $715,590,003)*	97.3%	$810,924,676
		Other Assets and Liabilities - Net	2.7	22,757,950
		Net Assets	100.0%	$833,682,626

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $717,343,013.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$107,155,598
		Gross Unrealized Depreciation		(13,573,935)
		Net Unrealized Appreciation		$93,581,663

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$539,126,498	$—	$—	$539,126,498
Preferred Stock	—	16,922,240	—	16,922,240
Convertible Bonds	—	8,109,973	3,961,439	12,071,412
Corporate Bonds/Notes	—	169,385,857	—	169,385,857
U.S. Government Agency Obligations	—	6,507,589	—	6,507,589
U.S. Treasury Obligations	—	52,485,918	—	52,485,918
Asset-Backed Securities	—	914,007	—	914,007
Collateralized Mortgage Obligations	—	350,239	—	350,239
Municipal Bonds	—	1,546,459	—	1,546,459
Other Bonds	—	1,618,227	—	1,618,227
Short-Term Investments	—	9,996,230	—	9,996,230
Total Investments, at value	$539,126,498	$267,836,739	$3,961,439	$810,924,676

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Convertible Bonds	$—	$4,011,000	$—	$—	$—	$(49,561)	$—	$—	$3,961,439
Total Investments, at value	$—	$4,011,000	$—	$—	$—	$(49,561)	$—	$—	$3,961,439

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(49,561).

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010